Prospectus for Variable Deferred Annuity Contracts Issued by Horace Mann Life
Insurance Company Separate Account
Flexible Premium Contracts
May 1, 2010

This prospectus offers Variable annuity Contracts to individuals and certain groups. These Contracts were issued by Horace Mann Life Insurance Company (“HMLIC”) as flexible premium Contracts or as single premium Contracts. Certain of these Contracts were issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986, as amended (“IRC”). These Contracts (other than certificates issued under the group contracts) are no longer sold by HMLIC. The investment choices under the Contracts are a Fixed Account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. Amounts allocated or transferred to the HMLIC Separate Account as directed by a participant or Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as Variable investment options or Variable accounts). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:

Lifecycle Funds
Wilshire Variable Insurance Trust 2015 ETF Fund
Wilshire Variable Insurance Trust 2025 ETF Fund
Wilshire Variable Insurance Trust 2035 ETF Fund

Large Company Stock Funds
Large Value
Davis Value Portfolio
T. Rowe Price Equity Income Portfolio VIP II
Wilshire Large Company Value Portfolio (Investment Class)(4)
Large Core
Fidelity VIP Growth & Income Portfolio SC 2
Fidelity VIP Index 500 Portfolio SC 2
JPMorgan Insurance Trust U.S. Equity Portfolio(3)
Wilshire 5000 Index Portfolio (Investment Class)(1)(4)
Wilshire VIT Equity Fund
Large Growth
AllianceBernstein VPS Large Cap Growth Portfolio
Fidelity VIP Growth Portfolio SC 2
Wilshire Large Company Growth Portfolio (Investment Class)(1)(4)
Mid-Size Company Stock Funds
Mid Value
AllianceBernstein VPS Small/Mid Cap Value Portfolio
Ariel Appreciation Fund®(4)(5)
Ariel Fund®(4)
Goldman Sachs VIT Mid Cap Value
Wells Fargo Advantage VT Opportunity Fundsm(2)
Mid Core
Dreyfus Investment Portfolios: MidCap Stock Portfolio — Service Shares(3)
Fidelity VIP Mid Cap Portfolio SC 2
Rainier Small/Mid Cap Equity Portfolio(4)
Calvert VP S&P Mid Cap 400 Index
Mid Growth
Delaware VIP Smid Cap Growth Series — Service Class
Lord Abbett Series Fund Growth Opportunities Portfolio(3)
Putnam VT Vista Fund (IB Shares)
Wells Fargo Advantage VT Discovery Fundsm

Small Company Stock Funds
Small Value
Royce Capital Fund Small-Cap Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class(2)(4)
Wilshire Small Company Value Portfolio (Investment Class)(4)
Small Core
Credit Suisse Trust — U.S. Equity Flex I Portfolio(2)
Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio (Service Shares)
Goldman Sachs VIT Structured Small Cap Equity Fund(5)
Lazard Retirement US Small-Mid Cap Eq Ser
Neuberger Berman Genesis Fund — Advisor Class(4)
T. Rowe Price Small-Cap Stock Fund — Advisor Class(2)(4)
Small Growth
AllianceBernstein VPS Small Cap Growth Portfolio
Delaware VIP Trend Series — Service Class
Wilshire Small Company Growth Portfolio (Investment Class)(3)(4)
Wilshire VIT Small Cap Growth Fund
International Stock Funds
Fidelity VIP Emerging Markets SC2
Fidelity VIP Overseas Portfolio SC 2
Wilshire VIT International Equity Fund
Specialty
Wilshire VIT Socially Responsible Fund
Real Estate
Delaware VIP REIT Series (Service Class)
Bond Funds
Fidelity VIP High Income Portfolio SC 2
Fidelity VIP Investment Grade Bond Portfolio SC 2
Templeton Global Bond Securities Fund — Class 4
Wilshire VIT Income Fund
Balanced Fund
Wilshire VIT Balanced Fund
Money Market
T. Rowe Price Prime Reserve Portfolio

(1)	For Contracts issued before September 5, 2000, the Subaccounts of the HMLIC Separate Account invest in the Institutional Class of shares of each Fund. For Contracts issued on or after September 5, 2000, the Subaccounts invest in the Investment Class of shares of each Fund.

(2)	The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004 generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they were allocating Net Purchase Payments to the following Subaccounts on that date, Contract Owners may continue those allocations.

T. Rowe Price Small-Cap Stock Fund — Advisor Class
Wells Fargo Advantage VT Opportunity Fundsm
Credit Suisse Trust — U.S. Equity Flex I Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class

(3)	On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they were allocating Net Purchase Payments to the following Subaccounts on that date, Contract Owners may continue those allocations.

JPMorgan Insurance Trust U.S. Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

(4)	These Subaccounts are not available as investment options in Non-Qualified Contracts.

(5)	On and after May 1, 2008, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they were allocating Net Purchase Payments to the following Subaccounts on that date, Contract Owners may continue those allocations.

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Trademarks used in this document are owned by and used with the permission of the appropriate company.

This prospectus sets forth the information an investor should know before purchasing or making additional premium payments to a Contract and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2010 The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (“FAX”) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears at the end of this prospectus.

The Securities and Exchange Commission maintains a website (www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

Horace Mann Investors, Inc., the distributor of the Contracts, is a member of the Securities Investor Protection Corporation (SIPC). Visit www.sipc.org, call 1-202-371-8300 or write to SIPC at 805 15th Street, N.W. Suite 800, Washington, D.C. 20005-2215 for information about SIPC, including the SIPC brochure.

The date of this prospectus is May 1, 2010.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACTS OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Contract Owner’s interest in a Subaccount before Annuity Payments begin.

Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.

Annuitant: The natural person whose life determines the Annuity Payments made under the Contract.

Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Total Accumulation Value on the Annuity Date, less any applicable premium tax, outstanding loan and applicable withdrawal charge.

Annuity Payments: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity payout arrangement provides a series of payments that will be substantially equal in amount throughout the Annuity Period, except in the case of certain joint and survivor Annuity Payment options. A fixed annuity payout arrangement does not participate in the investment experience of any Subaccount. A Variable annuity payout arrangement provides a series of payments that vary in amount depending upon the investment experience of the Subaccount(s) selected by the Contract Owner.

Annuity Period: The period during which Annuity Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.

Contract: The individual deferred Variable annuity contracts (and in the case of the group contracts, those group contracts and the certificates thereunder) this prospectus offers.

Contract Owner (You, Your): The individual to whom the Contract is issued.

Contract Year: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of that date.

FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of NASD and the member regulation, enforcement and arbitration functions of the New York Stock Exchange.

Fixed Cash Value: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.

HMLIC, We, Us, Our: Horace Mann Life Insurance Company.

Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.

Maturity Date: The date Annuity Payments begin. The individual Contracts offered by this prospectus describe the criteria for determining Maturity Dates.

In addition, Qualified Plans often place certain limitations upon election of a Maturity Date. Generally, distributions under Qualified Plans (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. See “Tax Consequences — Required Minimum Distributions.”

Mutual Fund(s): Open-end management investment companies in which the assets of the Subaccount(s) will be invested. These companies are generally registered under the Investment Company Act of 1940.

Net Purchase Payment: The balance of each purchase payment received by HMLIC after deducting any applicable premium taxes.

Non-Qualified Contract: A Contract that is not a Qualified Plan.

Qualified Plan: The term “Qualified Plan” in this prospectus will be used to describe the following Contracts: Internal Revenue Code (“IRC”) Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 408 individual retirement annuity (“IRA”); IRC Section 408A Roth IRA(“Roth IRA”); IRC Section 408(p) simple retirement annuity (“SIMPLE”); IRC Section 408(k) simplified employee pension (“SEP”); IRC Section 457(b) eligible governmental plan annuity (“457(b) Contract”); and IRC 401 qualified annuity.

Scheduled Update: The date the Contract investment period and current interest rate of the fixed account are updated, if applicable.

Separate Account: The Horace Mann Life Insurance Company Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.

Subaccount: A division of the Separate Account that invests in shares of the corresponding Underlying Fund. Certain Subaccounts are not available for investment under Non-Qualified Contracts.

Surrender Charge: Also called a “contingent deferred sales charge.” An amount kept by HMLIC if a withdrawal is made or if the Contract is surrendered. The charge is intended to compensate HMLIC for the cost of selling the Contract.

Total Accumulation Value: The sum of the Fixed Cash Value and the Variable Cash Value before Annuity Payments begin.

Underlying Funds: All Mutual Funds listed in this document that are available for investment by the Separate Account.

Valuation Date: Any day on which the New York Stock Exchange (“NYSE”) is open for trading and on which the net asset value of each share of the Underlying Funds is determined, except for the day after Thanksgiving. The Valuation Date ends at 3:00 p.m. Central time, or the close of the NYSE, if earlier. We deem receipt of any Net Purchase Payment or request to occur on a particular Valuation Date if We receive the Net Purchase Payment or request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central time on that day. If received at or after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.

Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

Variable: The values vary based on the investment performance of the Subaccount(s) selected.

Variable Cash Value: The dollar value of the Separate Account investment options under the Contract before the time Annuity Payments begin.

Summary

This summary is intended to provide a brief overview of the more significant aspects of the Contract(s). More detailed information about the material rights and features under the Contract can be found elsewhere in this prospectus and in the Separate Account Statement of Additional Information. This prospectus discloses all material features and benefits of the Contract. This prospectus discloses all material features and benefits of the Contract. This prospectus is intended to serve as a disclosure document that focuses on the Variable portion of the Contracts only. For information regarding the fixed portion, refer to the Contract(s).

For a brief overview of product-specific information for the Contract You own, see the “Individual Product Information” section of this prospectus.

Detailed information about the Underlying Funds is contained in each Underlying Fund’s prospectus and in each Underlying Fund’s Statement of Additional Information.

The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund’s prospectus.

What is the “Separate Account”?

The Separate Account segregates assets dedicated to the Variable portion of the Contracts offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

Who may purchase the Contracts offered by this prospectus?

The Contracts are designed for individuals seeking long-term tax-deferred accumulation of funds and are no longer sold (other than certificates issued under the group contracts). Purchasing the Contract as an investment vehicle for a qualified retirement plan does not provide any additional tax advantage beyond that already available through the qualified plan.

The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. (“HM Investors”). In addition, the Contracts were offered and sold through independent agents and other broker/dealers. HM Investors is a broker/dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of FINRA.

What are my investment choices?

You may have money allocated to or invested in no more than 24 investment options (including the fixed account) at any one time. Certain Subaccounts are not available for investment under Non-Qualified Contracts.

(a)	Separate Account

Includes Subaccounts each of which invests in one of the following Underlying Funds:

Lifecycle Funds
Wilshire Variable Insurance Trust 2015 ETF Fund
Wilshire Variable Insurance Trust 2025 ETF Fund
Wilshire Variable Insurance Trust 2035 ETF Fund

Large Company Stock Funds
Large Value
Davis Value Portfolio
T. Rowe Price Equity Income Portfolio VIP II
Wilshire Large Company Value Portfolio (Investment Class)(4)

Large Core
Fidelity VIP Growth & Income Portfolio SC 2
Fidelity VIP Index 500 Portfolio SC 2
JPMorgan Insurance Trust U.S. Equity Portfolio(3)
Wilshire 5000 Index Portfolio (Investment Class)(1)(4)
Wilshire VIT Equity Fund

Large Growth
AllianceBernstein VPS Large Cap Growth Portfolio
Fidelity VIP Growth Portfolio SC 2
Wilshire Large Company Growth Portfolio (Investment Class)(1)(4)

Mid-Size Company Stock Funds
Mid Value
AllianceBernstein VPS Fund, Inc. Small/Mid Cap Value Portfolio
Ariel Appreciation Fund®(4)(5)
Ariel Fund®(4)
Goldman Sachs VIT Mid Cap Value
Wells Fargo Advantage VT Opportunity Fundsm(2)

Mid Core
Dreyfus Investment Portfolios: Mid Cap Stock Portfolio — Service Shares(3)
Fidelity VIP Mid Cap Portfolio SC 2
Rainier Small/Mid Cap Equity Portfolio(4)
Calvert VP S&P Mid Cap 400 Index

Mid Growth
Delaware VIP Smid Cap Growth Series — Service Class
Lord Abbett Series Fund Growth Opportunities Portfolio(3)
Putnam VT Vista Fund (IB Shares)
Wells Fargo Advantage VT Discovery Fundsm

Small Company Stock Funds
Small Value
Royce Capital Fund Small-Cap Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class(2)(4)
Wilshire Small Company Value Portfolio (Investment Class)(4)

Small Core
Credit Suisse Trust — U.S. Equity Flex I Portfolio(2)
Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio (Service Shares)
Goldman Sachs VIT Structured Small Cap Equity Fund(5)
Lazard Retirement US Small-Mid Cap Eq Ser
Neuberger Berman Genesis Fund — Advisor Class(4)
T. Rowe Price Small-Cap Stock Fund — Advisor Class(2)(4)

Small Growth
AllianceBernstein VPS Fund, Inc. Small Cap Growth Portfolio
Delaware VIP Trend Series — Service Class
Wilshire Small Company Growth Portfolio (Investment Class)(3)(4)
Wilshire VIT Small Cap Growth Fund

International Stock Funds
Fidelity VIP Emerging Markets SC2
Fidelity VIP Overseas Portfolio SC 2
Wilshire VIT International Equity Fund

Specialty
Wilshire VIT Socially Responsible Fund

Real Estate
Delaware VIP REIT Series (Service Shares)

Bond Funds
Fidelity VIP High Income Portfolio SC 2
Fidelity VIP Investment Grade Bond Portfolio SC 2
Templeton Global Bond Securities Fund — Class 4
Wilshire VIT Income Fund

Balanced Fund
Wilshire VIT Balanced Fund

Money Market
T. Rowe Price Prime Reserve Portfolio

(1)	For Contracts issued before September 5, 2000, the Subaccounts of the Horace Mann Separate Account invest in the Institutional Class of shares of each Fund. For Contracts issued on or after September 5, 2000, the Subaccounts invest in the Investment Class of shares of each Fund.

(2)	The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004 generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they were allocating Net Purchase Payments on that date to the following Subaccounts, Contract Owners may continue those allocations.

T. Rowe Price Small-Cap Stock Fund — Advisor Class
Wells Fargo Advantage VT Opportunity Fundsm
Credit Suisse Trust — U.S. Equity Flex I Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class

(3)	On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they were allocating Net Purchase Payments on that date to the following Subaccounts, Contract Owners may continue those allocations.

JPMorgan Insurance Trust U.S. Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

(4)	These Subaccounts are not available as investment options in Non-Qualified Contracts.

(5)	On and after May 1, 2008, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they were allocating Net Purchase Payments on that date to the following Subaccounts, Contract Owners may continue those allocations.

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

(b)	Fixed Account — You also may direct Your Net Purchase Payments (or transfer any of Your Total Accumulation Value) to the fixed account and receive a guaranteed minimum interest rate. (See Your Contract or Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds — The Fixed Account)

When can I transfer between accounts?

At any time before the Contract’s Maturity Date, You may transfer from one Subaccount to another, and to and from the fixed account of the Contract, subject to certain restrictions. The dollar cost averaging program allows you to preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6- month or 12-month period to complete the dollar cost averaging program. The dollar cost averaging program is only available before the

Annuity Date. Transfers from the fixed account of the Contract into a Subaccount could be subject to certain charges if the transferred amount is withdrawn or surrendered. For complete details see “The Contracts — Transactions — Transfers.”

May I withdraw all or part of the Contract value before the Maturity Date?

Unless restricted by the Internal Revenue Code of 1986 as amended (“IRC”), or Your employer’s Plan Document, if applicable, a Contract Owner may at any time before the Maturity Date surrender his or her Contract in whole or withdraw in part for cash. In any Contract year, You may withdraw a portion of Your Total Accumulation Value without a Surrender Charge. Each surrender or partial withdrawal is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the Variable Cash Value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Surrender Charges as described in “Deductions and Expenses — Surrender Charges

What are the charges or deductions?

Contracts may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.

We deduct a mortality and expense risk fee (M&E Fee) from the Separate Account. This fee is computed on a daily basis. See the “Individual Product Information” section for the mortality and expense risk fee of Your product.

A fixed annual maintenance charge that may not exceed $25 is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived. See the “Individual Product Information” section for the annual maintenance fee of Your product. If You have multiple deferred annuity contracts or certificates with us, we will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes issue multiple Contracts with the same first nine digits in the Contract numbers to accommodate multiple sources of funds, such as employee versus employer. In these situations, We will deduct only one annual maintenance charge per year.

We do not assess a sales expense charge on purchase payments, but do assess a decreasing Surrender Charge against certain withdrawals and surrenders. The charge is deducted from the Contract Owner’s value in the Subaccount(s) from which the withdrawal is made. See “The Contracts — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

What are the federal income tax consequences of investing in this Contract?

Amounts contributed through salary reduction (other than amounts designated as Roth contributions), employer contributions or deductible amounts in the case of traditional IRAs are not taxed at the time of contribution. Earnings are also not taxed as they accumulate within the annuity Contract. Except for qualified distributions from Roth IRAs or after-tax contributions, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the IRC.

The IRC provides penalties for premature distributions under annuity contracts and various retirement plans. Values may not be withdrawn from 403(b) or 457(b) Contracts except under certain circumstances. See “Tax Consequences.” These Contracts might not be suitable for short-term investment. See “The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

If I receive my Contract and am dissatisfied, may I return it?

Generally the Contract Owner may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund the greater of the Net Purchase Payments made for the Contract, less any withdrawals and any outstanding loan balance, or the Total Accumulation Value.

When can I begin receiving Annuity Payments, and what options are available?

Payments will begin on the Maturity Date set by the terms of Your Contract. Variable Annuity Payments are made in monthly installments. An optional Maturity Date and various income payment options are available under the Contract.

Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. The following options are available for receiving Income Payments: Life Annuity with or without Certain Period, Joint and Survivor Life Annuity, Income for Fixed Period, Income for Fixed Amount, and Interest Income Payments.

Fee Tables and Example

The following tables describe the highest fees and expenses that You may pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer cash value between investment options. State premium taxes may also be deducted. To determine the Contract You own, look in the bottom left hand corner of Your Contract for the form number. This is the number referenced below the product name in the following tables.

Contract Owner Transaction Expenses:(1)

Surrender Fees (as a percentage of amount surrendered, if applicable)

	Annuity
	Alternatives		Tennessee Matching
	(IC-408000,	Annuity	Funds
	IC-409000	Alternatives 2	(IC-4230TN (group
	(group contract), &	(IC-437000 and	contract) and
Contract Year	IC-410000 (certificate))	IC-438000)	IC-4240TN (certificate))

1	8%	8%	0%
2	8%	7%	0%
3	6%	6%	0%
4	4%	4%	0%
5	2%	2%	0%
6	0%	0%	0%
7	0%	0%	0%
8	0%	0%	0%
9	0%	0%	0%

Periodic Fees and Expenses

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.

	Annuity
	Alternatives			Tennessee
	(IC-408000,			Matching Funds
	IC-409000	Annuity	Annuity	(IC-4230TN
	(group contract), &	Alternatives 2	Alternatives 2	(group contract) and
	IC-410000 (certificate))	(IC-437000)	(IC-438000)	IC-4240TN (certificate))

Annual Contract Fee(2)	$25	$25	$25	$0.00
Separate Account Annual Expenses (as a percentage of average Variable Cash Value) Mortality and Expense Risk Fees	1.25%	1.25%	1.25%	0.95%
Total Separate Account Annual Expenses	1.25%	1.25%	1.25%	0.95%

The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2009. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund.

Total Annual Underlying Fund Operating Expenses(3)	Lowest	Highest
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.35%	3.18%

(1)	Any premium taxes relating to the Contract will be deducted from the premium or deducted from the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence. Premium taxes currently range between 0% and 3.5%.

(2)	The annual Contract fee is waived if the Contract value equals or exceeds $10,000. If the Contract Owner has multiple deferred annuity contracts or certificates with Us. We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes issue multiple Contracts with the same first nine digits in the Contract numbers to accommodate multiple sources of funds. In these situations, We will deduct only one annual Contract fee (maintenance charge) per year.

(3)	The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. HMLIC has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2009. Current or future expenses may be greater or less than those shown. These numbers do not include any Underlying Fund fee or expense waivers. The Underlying Funds may impose a redemption fee on certain transactions and these are not reflected above. Please see “Transactions — Market Timing” for a discussion of these fees.

The table showing the range of expenses for the Underlying Funds takes into account the expenses of the Lifecycle Funds and the Wilshire VIT Balanced Fund, each of which is a “fund of funds.” A “fund of funds” purchases shares of other funds (each an “Acquired Fund”). Each “fund of funds” has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Lifecycle Fund and the Balanced Fund on the combined actual expenses for each such “fund of funds,” which include the pro rata portion of the fees and expenses incurred indirectly by a Lifecycle Fund or the Balanced Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Lifecycle Funds or the Balanced Fund for a presentation of the applicable Acquired Fund fees and expenses.

Example

This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable annuity contracts. These costs include Contract Owner transaction expenses, any annual Contract fees, Separate Account annual expenses and Underlying Fund fees and expenses.

The Example assumes that You invest $10,000 in the Contract for the time periods indicated. The Example also assumes any applicable Surrender Charges, that Your investment has a 5% return each year and assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2009, without reflecting the impact of any Underlying Fund fee or expense waivers. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:

Annuity Alternatives (IC-408000 & IC-409000 (group contract) IC-410000 (certificate)) and
Annuity Alternatives 2 (IC-437000 and IC-438000)

If You surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years

$1,265	$1,998	$2,531	$4,685

If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years

$463	$1,394	$2,328	$4,685

Tennessee Matching Funds Group Annuity
IC-4230TN (group contract) and IC-4240TN (certificate)

If You surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years

$409	$1,238	$2,080	$4,244

If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years

$409	$1,238	$2,080	$4,244

Please remember that the Example is simply an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.

Condensed Financial Information

Tables showing the Accumulation Unit Value information for each Subaccount of the Separate Account available under the Contracts are presented in “Appendix A — Condensed Financial Information.”

Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free).

Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds

Horace Mann Life Insurance Company

HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 (“HMLIC’s Home Office”), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the NYSE.

The Fixed Account

The fixed account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. You must depend on the financial strength of HMLIC for satisfaction of HMLIC’s obligations under the Contract. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual effective interest rate as specified in the Contracts. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. For additional information about the fixed account, see Your Contract.

The fixed account has not been registered with the U.S. Securities and Exchange Commission, and the staff of the U.S. Securities and Exchange Commission has not reviewed the disclosure in the prospectus relating to the fixed account.

The Separate Account

On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contracts without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contracts, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Contracts. HMLIC is solely responsible for its obligations under the Contract. While HMLIC is obligated to make payments under the Contracts, the amounts of Variable Annuity Payments are not guaranteed because the payment amounts fluctuate in accordance with the performance of the Subaccounts.

The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.

The Underlying Funds

Each of the Underlying Funds is registered with the Securities and Exchange Commission (“SEC”) as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Underlying Funds by the SEC.

The Underlying Funds are listed below along with their primary investment objectives and adviser for each Underlying Fund. THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE ITS OBJECTIVE. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657, calling (800) 999-1030 (toll-free) or sending a telefacsimile (FAX) transmission to (877) 832-3785. You may also access the prospectuses on HMLIC’s website at www.horacemann.com. Once in the site, click on the “Products” tab, then “Annuity” and then “Investment options”.

Name	Objective	Investment Type	Adviser
Wilshire Variable Insurance Trust 2015 ETF Fund(5)	High current income/Capital appreciation	Lifecycle	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2025 ETF Fund(5)	High current income/Capital appreciation	Lifecycle	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2035 ETF Fund(5)	High current income/Capital appreciation	Lifecycle	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Davis Value Portfolio	Long-term capital	Large value	Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.

T. Rowe Price Equity Income Portfolio VIP II	Long-term Capital appreciation	Large value	The T. Rowe Price Equity Income Portfolio VIP II is advised by T. Rowe Price Associates, Inc.

Wilshire Large Company Value Portfolio (Investment Class)(4)	Long-term capital growth	Large value	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Fidelity VIP Growth & Income Portfolio SC 2	Current income/Capital growth	Large core	The Fidelity VIP Growth and Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Index 500 Portfolio SC 2	Long-term capital growth	Large core	The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co. The Fidelity VIP Index 500 is managed by Geode, a subadvisor to the fund.

JPMorgan Insurance Trust U.S. Equity Portfolio(3)	Long-term capital growth	Large core	The JPMorgan Insurance Trust U.S. Equity Portfolio is a series of the J.P. Morgan Series Trust II and is advised by J.P. Morgan Investment Management Inc.

Wilshire 5000 Index Portfolio (Invest Class)(1)(4)	Capital growth	Large core	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Equity Fund	Long-term capital growth	Large core	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

AllianceBernstein VPS Large Cap Growth Portfolio	Long-term capital growth	Large growth	The AllianceBernstein Large Cap Growth Portfolio is a series of the AllianceBernstein Variable Products Series Fund and is advised by AllianceBernstein L.P.

Fidelity VIP Growth Portfolio SC 2	Capital growth	Large growth	The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Wilshire Large Company Growth Portfolio(1)(4)	Long-term capital growth	Large growth	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

AllianceBernstein VPS Small/Mid Cap Value Portfolio	Long-term capital growth	Medium value	The AllianceBernstein Variable Products Series Small/Mid Cap Value Portfolio is advised by AllianceBernstein L.P.

Ariel Fund®(4)	Long-term capital appreciation	Medium value	The Ariel Fund is advised by Ariel Investments, LLC.

Ariel Appreciation Fund®(4)(6)	Long-term capital appreciation	Medium value	The Ariel Appreciation Fund is advised by Ariel Investments, LLC.

Name	Objective	Investment Type	Adviser

Goldman Sachs VIT Mid Cap Value	Long-term capital appreciation	Medium value	The Goldman Sachs VIT Mid Cap Value Fund is advised by Goldman Sachs Asset Management, L.P. (“GSAM”).

Wells Fargo Advantage VT Opportunity Fundsm(2)	Long-term capital appreciation	Medium value	The Wells Fargo Advantage Opportunity Fund is advised by Wells Capital Management.

Dreyfus Investment Portfolios: Mid Cap Stock Portfolio — Service Shares(3)	Long-term capital growth	Medium core	Dreyfus Investment Portfolios: MidCap Stock Portfolio is advised by The Dreyfus Corporation.

Fidelity VIP Mid Cap Portfolio SC 2	Long-term capital growth	Medium core	The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Rainier Small/Mid Cap Equity Portfolio(4)	Long-term capital growth	Medium core	The Rainier Small/Mid Cap Equity Portfolio is advised by Rainier Investment Management, Inc.

Calvert VP S&P MidCap 400 Index	Long-term capital growth	Medium core	The Calvert VP S&P MidCap 400 Index is advised by Calvert Asset Management Company, Inc.

The Delaware VIP Smid Cap Growth Series — Service Shares	Long-term capital growth	Medium growth	The Delaware VIP Smid Cap Growth Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Lord Abbett Series Fund Growth Opportunities Portfolio(3)	Capital appreciation	Medium growth	The Lord Abbett Series Fund — Growth Opportunities Portfolio is advised by Lord, Abbett & Co. LLC.

Putnam VT Vista Fund (IB Shares)	Capital appreciation	Medium growth	Putnam VT Vista Fund is a series of the Putnam Variable Trust and is advised by Putnam Management.

Wells Fargo Advantage VT Discovery Fundsm	Long-term capital appreciation	Medium growth	The Wells Fargo Advantage Discovery Fund is advised by Wells Capital Management.

Royce Capital Fund Small-Cap Portfolio	Long-term capital growth	Small value	The Royce Capital Fund Small-Cap Portfolio is advised by Royce & Associated, LLC.

T. Rowe Price Small-Cap Value Fund — Advisor Class(2)(4)	Long-term capital growth	Small value	The T. Rowe Price Small Cap Stock Fund is advised by T. Rowe Price Associates, Inc.

Wilshire Small Company Value Portfolio (Investment Class)(4)	Long-term capital growth	Small value	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Credit Suisse Trust — U.S. Equity Flex I Portfolio(2)	Capital growth	Small core	The Credit Suisse Trust — U.S. Equity Flex I Portfolio is advised by Credit Suisse Asset Management, LLC.

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares	Long-term capital growth	Small core	Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio is advised by The Dreyfus Corporation.

Goldman Sachs VIT Structured Small Cap Equity Fund	Long-term capital growth	Small core	The Goldman Sachs VIT Structured Small Cap Equity Fund is a series of the Goldman Sachs Variable Insurance Trust and is advised by Goldman Sachs Asset Management, L.P.

Lazard Retirement US Small-Mid Cap Eq Ser	Long-term capital appreciation	Small core	The Lazard Retirement US Small-Mid Cap Equity Service is advised by Lazard Asset Management LLC.

Name	Objective	Investment Type	Adviser

Neuberger Berman Genesis Fund — Advisor Class(4)	Capital growth	Small core	Neuberger Berman Genesis Fund — Advisor Class is advised by Neuberger Berman Management Inc. and subadvised by Neuberger Berman LLC.

T. Rowe Price Small-Cap Stock Fund — Advisor Class(2)(4)	Long-term capital growth	Small core	The T. Rowe Price Small Cap Stock Fund is advised by T. Rowe Price Associates, Inc.

AllianceBernstein VPS Small Cap Growth Portfolio	Long-term capital growth	Small growth	The AllianceBernstein VPS Small Cap Growth Portfolio is advised by AllianceBernstein L.P.

Delaware VIP Trend Series — Service Class	Long-term capital growth	Small growth	The Delaware VIP Trend Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Wilshire Small Company Growth Portfolio (Investment Class)(3)(4)	Long-term capital growth	Small growth	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Small Cap Growth Fund	Long-term capital growth	Small growth	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Fidelity VIP Emerging Markets SC 2	Capital Appreciation	International	The Fidelity VIP Emerging Markets Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Overseas Portfolio SC 2	Long-term capital growth	International	The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Wilshire VIT International Equity Fund	Long-term capital growth	International	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Socially Responsible Fund	Long-term capital growth	Specialty	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Delaware VIP REIT Series (Service Class)	Long-term total return/capital appreciation	Real estate	The Delaware VIP REIT Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is Indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Fidelity VIP High Income Portfolio SC 2	High current income/Capital growth	Bond	The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Investment Grade Bond Portfolio SC 2	Current income	Bond	The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Templeton Global Bond Securities Fund — Class 4	High current income/preservation of capital	Bond	The Templeton Global Bond Securities Fund is advised by Franklin Advisers, Inc.

Wilshire VIT Income Fund	Current income	Bond	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Balanced Fund(5)	Capital growth/Current income	Balanced	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

T. Rowe Price Prime Reserve Portfolio	Current income/ Preservation of capital	Money Market	The T. Rowe Price Prime Reserve Portfolio is advised by T. Rowe Price Associates, Inc.

(1)	For Contracts issued before September 5, 2000, the Subaccounts of the HMLIC Separate Account invest in the Institutional Class of shares of each Fund. For Contracts issued on or after September 5, 2000, the Subaccounts invest in the Investment Class of shares of each Fund.

(2)	The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004 generally may not begin or increase purchase payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they were allocating purchase payments on that date to the following Subaccounts, Contract Owners may continue those allocations.

T. Rowe Price Small-Cap Stock Fund — Advisor Class
Wells Fargo Advantage VT Opportunity Fundsm
Credit Suisse Trust — U.S. Equity Flex I Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class

(3)	On or after May 1, 2006 Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they were allocating Net Purchase Payments on that date to the following Subaccounts, Contract Owners may continue those allocations.

JPMorgan Insurance Trust U.S. Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

(4)	These Subaccounts are not available as investment options in Non-Qualified Contracts.

(5)	Each of these Underlying Funds is considered a “fund of funds.” This means that the Underlying Fund purchases shares of other funds. A fund of funds may have higher expenses than funds investing directly in debt and equity securities.

(6)	On and after May 1, 2008, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they were allocating Net Purchase Payments on that date to the following Subaccounts, Contract Owners may continue those allocations.

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

The Underlying Funds may sell shares to separate accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans, or to certain pension and retirement plans qualifying under Section 401 of the IRC. It is possible that, in the future, material conflicts could arise as a result of such “mixed and shared” investing.

The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.

Limit on Number of Subaccounts Selected, HMLIC reserves the right to limit the number of Subaccounts selected at one time during the accumulation phase or the annuitization phase of Your Contract.

Selection of Underlying Funds. We select the Underlying Funds offered through the Separate Account based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund, its adviser or sub-adviser or an affiliate will make payments to Us or Our affiliates. (For additional information on these arrangements, see “Payments We Receive.”) We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Purchase Payments and/or transfers of account value if We determine, in consultation with the plan sponsor, that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Participants. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in Your Variable account value resulting from the performance of the Underlying Funds You have chosen.

Separate Account Pricing Agreement. Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.

Payments We Receive. As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Participants, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.

In addition, We receive payments from Wilshire Associates Incorporated, as a result of our involvement in developing and launching the Wilshire Variable Insurance Trust Lifecycle Funds (“Lifecycle Funds”). These payments are derived from the advisory fees deducted from Lifecycle Fund assets, which are paid by all investors in the Lifecycle Funds, including Contract Owners who elect to allocate Net Purchase Payments or Account Value to one or more Lifecycle Funds.

Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.

Addition, Deletion, or Substitution of Underlying Funds — We do not guarantee that each Underlying Fund will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the Securities and Exchange Commission (“SEC”) and any state governmental agency, to the extent required by the Investment Company Act of 1940 (“1940 Act”) or other applicable law.

We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.

Voting Rights — We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.

We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.

The Contracts

Contract Owners’ Rights

A Contract may be issued under a retirement plan on a qualified basis as defined in the IRC or as a Non-Qualified Contract. Annuity contracts and Qualified Plans are subject to certain tax restrictions. See “Tax Consequences.”

To participate in a Qualified Plan, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC.

Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary and to agree to a modification of the Contract terms. When multiple Contracts with the same first nine digits in the Contract numbers are issued to accommodate multiple sources of funds, such as employee versus employer, beneficiaries must be consistent for all such Contracts issued, and the death benefit will be determined as the aggregate death benefit for all such Contracts issued. No designation or change in designation of a beneficiary will take effect unless We receive written request therefore at Our Home Office. The request will take effect as of the date We receive it, subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Contract issued under a Qualified Plan is generally prohibited. A Non-Qualified Contract may be assigned by giving Us written notice. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of a State Insurance Commissioner, to require that the assignment will be effective only upon acceptance by Us, and to refuse assignments at any time on a non-discriminatory basis.

This prospectus describes only the Variable portions of the Contract. On the Maturity Date, the Contract Owner has certain rights to acquire fixed annuity payout options. See the Contract for details regarding fixed Annuity Payments.

Purchasing the Contract

The Contracts, which are not being sold to new Contract Owners (other than certificates issued under the group contracts), were offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts were offered and sold through independent agents and other broker/dealers. HMLIC entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker/dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker/ dealers. Sales commissions range from 1.00% to 6.75% of purchase payments received.

To purchase a Contract offered by this prospectus, an applicant must have completed an application bearing all requested signatures and a suitability form. For 457(b) and 401 Contracts the employer will purchase the Contract on behalf of the employee but the employee will still be required to complete an application and suitability form.

Applications for Contracts must have been sent to HMLIC’s Home Office. If the appropriate broker-dealer approved the suitability of the sale, the application was complete and the initial purchase payment was received at Our Home Office, We issued the Contract within 2 business days of receipt and credited the initial purchase payment to the Contract. We deemed receipt to occur on a Valuation Date if We received a properly completed application and initial purchase payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deemed receipt to occur on the following Valuation Date. If an incomplete application was received, HMLIC promptly requested additional information needed to process the application. Any initial purchase payment received by HMLIC was held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information was not received within these five business days HMLIC returned any initial purchase payment received by HMLIC, unless otherwise directed by the applicant.

Although We do not anticipate delays in Our receipt and processing of applications or purchase payments, We may experience such delays to the extent agents fail to forward applications and purchase payments to Our Home Office on a timely basis.

Canceling the Contract

You have the right to cancel a Contract for any reason within 30 days after You receive the Contract. To cancel a Contract, You must provide written notice of cancellation and return the Contract to Us at Our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the greater of (1) the Net Purchase Payments made for this Contract, less any withdrawals and any outstanding loan balance or (2) the Total Accumulation Value within 7 days after We receive the returned Contract. Upon return of the Contract, it will be deemed void.

Purchase Payments

Amount and Frequency of Purchase Payments — Net Purchase Payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. See the “Individual Product Information” section for the minimum purchase payment of Your product.

The IRC limits the amounts that may be contributed to Qualified Plans. See “Tax Consequences — Taxation of Qualified Plans — Contribution Limitations and General Requirements Applicable to Qualified Plans.”

Allocation of Net Purchase Payments — All or part of Your Net Purchase Payments made may be allocated to one or more available Subaccounts. A request to change the allocation of Net Purchase Payments will be effective on the Valuation Date of receipt of the request at HMLIC’s Home Office unless a future date is requested.

Accumulation Units and Accumulation Unit Value — Net Purchase Payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Purchase Payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges under the Contract.

Accumulation Units are valued on each Valuation Date. If We receive Your Net Purchase Payment before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your Net Purchase Payment at or after 3:00 p.m. Central Time (at or after the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.

The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•	minus the dollar amount of the mortality and expense risk fee We deduct for each day in the Valuation Period;
•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

Transactions

The information in this section of the prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction.

Transfers — Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, before the Maturity Date. You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less.

A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at www.horacemann.com and looking in the “Account Access” section.

Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.

Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number and (3) specifically state the dollar amount (not available for website transactions), a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the investment options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request (in a form acceptable to Us) at HMLIC’s Home Office unless a future date is requested. See “Other Information — Forms Availability.”

On and after June 1, 2004, no new transfers have been allowed to the following Subaccounts:

T. Rowe Price Small-Cap Stock Fund — Advisor Class

Wells Fargo Advantage VT Opportunity Fundsm
Credit Suisse Trust — U.S. Equity Flex I Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class

On and after May 1, 2006, no new transfers have been allowed to the following Subaccounts:

JPMorgan Insurance Trust U.S. Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

On and after May 1, 2008, no new transfers have been allowed to the following Subaccounts:

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Dollar Cost Averaging — Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The minimum amount to be transferred to any one investment option is 5%. HMLIC reserves the right to limit the number of Subaccounts and which Subaccounts are available for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), or by telefacsimile (FAX) transmission to (877) 832-3785. This option is only available prior to the Maturity Date.

The transfers will begin on the Valuation Date of receipt of the request in HMLIC’s Home Office (in a form acceptable to Us) and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), or by telefacsimile (FAX) transmission to (877) 832-3785.

Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

All requests must identify the Contract Owner’s name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone.

On and after June 1, 2004, no new dollar cost averaging programs have been allowed to start in the following Subaccounts:

T. Rowe Price Small-Cap Stock Fund — Advisor Class
Wells Fargo Advantage VT Opportunity Fundsm
Credit Suisse Trust — U.S. Equity Flex I Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class

On and after May 1, 2006, no new dollar cost averaging programs have been allowed to start to the following Subaccounts:

JPMorgan Insurance Trust U.S. Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

On and after May 1, 2008, no new dollar cost averaging programs have been allowed to start to the following Subaccounts:

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Rebalancing — Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. Rebalancing can occur quarterly, semiannually or annually. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. You may request a rebalancing of Your portfolio either once or on a periodic basis. This option is only available before the Maturity Date.

For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. HMLIC reserves the right to limit the number of Subaccount and which Subaccounts are available for the rebalancing program. HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is accepted. The minimum percentage that may be transferred to any one investment option is 5%. You may request rebalancing by submitting a written request to Horace

Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), or by telefacsimile (FAX) transmission to (877) 832-3785.

Rebalancing will begin on the Valuation Date of receipt of the request (in a form acceptable to Us) in HMLIC’s Home Office. For periodic rebalancing requests, subsequent rebalancing of Your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your portfolio will be processed as of the 28th of the month.

If You should decide to cancel an existing rebalancing program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), or by telefacsimile (FAX) transmission to (877) 832-3785.

All requests must identify the Contract Owner’s name and Contract number, specify the investment options to be utilized and the percentage to be maintained in each option and include proper authorization such as a signature on a form or validating information if using the telephone.

On and after June 1, 2004, no new rebalancing programs have been allowed to start to the following Subaccounts:

T. Rowe Price Small-Cap Stock Fund — Advisor Class
Wells Fargo Advantage VT Opportunity Fundsm
Credit Suisse Trust — U.S. Equity Flex I Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class

On and after May 1, 2006, no new rebalancing programs have been allowed to start to the following Subaccounts:

JPMorgan Insurance Trust U.S. Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

On and after May 1, 2008, no new rebalancing programs have been allowed to start to the following Subaccounts:

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Changes to Purchase Payment Allocations — A Contract Owner may elect to change the allocation of future Net Purchase Payments at any time by mailing a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at www.horacemann.com and looking in the “Account Access” section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner’s name and Contract number and (3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. Changes in allocation instructions are effective on the Valuation Date of receipt of the request by HMLIC’s Home Office unless a future date is requested. See “Other Information — Forms Availability.”

On and after June 1, 2004, new Contracts have not been allowed to have allocations to the following Subaccounts, and existing Contracts have not been allowed to begin or increase allocations to the following Subaccounts:

T. Rowe Price Small-Cap Stock Fund — Advisor Class
Wells Fargo Advantage VT Opportunity Fundsm
Credit Suisse Trust — U.S. Equity Flex I Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class

On and after May 1, 2006, existing Contracts have not been allowed to begin or increase allocations to the following Subaccounts:

JPMorgan Insurance Trust U.S. Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

On and after May 1, 2008, existing Contracts have not been allowed to begin or increase allocations to the following Subaccounts:

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Market Timing — The Contracts and the Subaccounts are not designed for ‘market timing’ through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the Fixed Account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with the potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to investors and their Contract performance.

If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other investors and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract. Such action will include requiring future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal. If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.

The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.

The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.

Contract Owners should be aware, however, that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.

Surrender or Withdrawal Before Commencement of Annuity Period — Values may not be withdrawn from 403(b), 457(b) or 401 Contracts except under certain circumstances. See “Tax Consequences.” However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner’s interest in a Subaccount to less than $100.

The surrender or partial withdrawal of Variable Cash Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in HMLIC’s Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include a penalty tax resulting from premature distribution. See “Tax Consequences.”

A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. .A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling 800-999-1030 or by accessing Our secure website at www.horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Contract Owner and the request, if sent by FAX, is sent to (877) 832-3785. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any proceeds of the withdrawal/surrender are NOT to be sent to the Contract Owner. See “Tax Consequences” and “Other Information — Forms Availability.”

Partial withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request at HMLIC’s Home Office, or on the Valuation Date of such receipt of a valid request at HMLIC’s Home Office.

For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will hold Your request until We have acquired confirmation of the correct address. Upon receipt of Your confirmation of the address, We will consider the surrender or withdrawal request to be received in good form.

Surrenders and partial withdrawals from any Subaccount are subject to the Surrender Charges shown in the “Individual Product Information” section.

Surrender Charges are applied to the surrenders and partial withdrawals based on the effective date of the Contract and not on the date the purchase payment is made.

The applicable Surrender Charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Surrender Charge will result in a Surrender Charge of $3,000 X 4% = $120, which will be deducted from the withdrawal and the balance of $2,880, would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any Surrender Charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,125 from Your account, raising the Surrender Charge to $3,125 X 4% = $125 with the balance of $3,000 paid to You.

The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Net Purchase Payment(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner’s Subaccount value is $12,000 and Net Purchase Payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the Surrender Charge may not exceed 9% of $10,000 ($900).

If premium taxes are deducted before surrender or partial withdrawal, any reduction of HMLIC’s premium tax liability due to the surrender or partial withdrawal will be to HMLIC’s benefit.

If You request a hardship withdrawal from Your 403(b) Contract or from Your employer’s 401(k) plan using the safe harbor regulations of the IRC, You will be suspended from making contributions to all plans of Your employer for six months (or such additional period of time as may be provided in Your plan document). You should consult with Your plan administrator for further guidance before making a hardship withdrawal. After the six-month period (or other applicable period) is completed, You may resume making contributions.

Payments We Make — HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a valid request is received. However, determination of Contract value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account.

We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest from the date of receipt of Your written request on any payment deferred for 30 days or more at the applicable interest rate.

If You have submitted a check or draft to Our Home Office, We may defer payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.

If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.

Confirmations — HMLIC mails written confirmations of purchase payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832- 3785 or by telephoning (800) 999-1030 (toll-free).

Deductions and Expenses

We make certain charges and deductions under the Contract. These charges and deductions compensate Us for services and benefits We provide, costs and expenses We incur, and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.

Services and Benefits We Provide:

•	the death benefit, and cash benefits under the Contracts
•	investment options, including Net Purchase Payment allocations
•	administration of elective options
•	the distribution of reports to Contract Owners
•	Annuity Payment options

Costs and Expenses We Incur:

•	costs associated with processing applications and with issuing and administering the Contracts
•	overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts
•	other costs of doing business, such as collecting purchase payments, maintaining records, effecting transactions, and paying federal, state and local premium and other taxes and fees

Risks We Assume:

•	that the costs of providing the services and benefits under the Contracts exceed the charges We deduct

Annual Maintenance Charge — See the “Individual Product Information” section for the annual maintenance charge applicable to Your Contract. The annual maintenance charge will not exceed $25 and is deducted from the Contract on the Contract anniversary date unless the Contract value equals or exceeds $10,000. The annual maintenance charge is deducted from the Subaccount containing the greatest dollar amount or from the fixed portion of the Contract when none of the Subaccount(s) have any value. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes issue multiple Contracts with the same first nine digits in the Contract numbers to accommodate multiple sources of funds, such as employee versus employer. In these situations, We will deduct only one annual maintenance charge per year.

We reserve the right to deduct, in whole or in part, the annual maintenance charge in the event of a complete surrender. The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option.

The annual maintenance charge is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such annual maintenance charge and assumes the risk that this annual maintenance charge may be insufficient to cover the actual costs of administering the Contract. See the “Individual Product Information” section for the maintenance charge on Your Contract.

Mortality and Expense Risk Fee (“M&E Fee”) — For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. See the “Individual Product Information” section for the M&E Fee applicable to Your Contract. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.

If this charge, combined with any other charges under the Contract does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus.

Surrender Charges — See the “Individual Product Information” section for the Surrender Charge on Your Contract. If You make a withdrawal under or surrender the Contract, HMLIC will assess this charge to compensate it for the cost of selling the Contract. Withdrawals may not be made from 403(b) or 457(b) Contracts except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Surrender Charges are specific to Your Contract. HMLIC reserves the right to waive either a portion or the whole Surrender Charge in some situations.

For further information regarding surrender or partial withdrawals see “Surrender or Withdrawal Before Commencement of Annuity Period.”

Operating Expenses of the Underlying Funds — There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund’s prospectus.

Premium Taxes — Certain state and local governments levy a premium tax, presently ranging from 0 to 3.5%. Any premium taxes relating to the Contract will be deducted from the purchase payments or the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence.

Death Benefit Proceeds

If an Annuitant dies before the Maturity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. When multiple Contracts with the same first nine digits in the Contract numbers are issued to accommodate multiple sources of funds, such as employee versus employer, beneficiaries must be consistent for all such Contracts issued and the death benefit will be determined as the aggregate death benefit for all such Contracts issued. Additional information about the death benefit of a specific Contract is located in the “Individual Product Information” section. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required.

All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under “The Contract — Annuity Payments — Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary’s estate. Any part of an Annuitant’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.

Annuity Payments

The Contract provides for fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a properly completed request form must be received by HMLIC’s Home Office. For fixed Annuity Payment options the request will be processed so that the Annuity Payments begin as of the date requested except the 29, 30 and 31st of the month. Variable Annuity Payment options can only begin on the 1st of the month. If a fixed Annuity Payment option is elected, the Separate Account value will be transferred to the fixed account on the Valuation Date the request is received in HMLIC’s Home Office. In addition, if a Variable Annuity Payment option is elected, any money in the fixed account will be transferred to the Separate Account on the Valuation Date We receive the request in HMLIC’s Home Office. Your Net Purchase Payment allocation(s) will be changed to the fixed account or Separate Account, depending on the Annuity Payment option elected. Not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. See “Other Information — Forms Availability” and “Tax Consequences.”

In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options, and are paid in monthly, quarterly, semiannual and annual installments. Variable Annuity Payments will vary in amount, and are paid only on a monthly basis. If the Contract value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments less than $20 per month at the Maturity Date, then the Contract value may be paid in a lump sum.

Annuity Payment Options

The following Annuity Payment options are available on a Variable basis unless otherwise stated.

Life Annuity with or without Period Certain — This option guarantees Annuity Payments for the lifetime of the Annuitant. If a certain period is selected (5, 10, 15 or 20 years) and the Annuitant dies before the end of the period, Annuity Payments are guaranteed to the beneficiary until the end of the period selected. If no beneficiary is living at the time of the Annuitant’s death, the present value, if any, of the remaining certain period payments will be paid in a single sum to the estate of the Annuitant. Under the life without period certain option, it is possible that only one Annuity Payment will be made if the Annuitant’s death occurred before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. The Annuitant cannot make unscheduled withdrawals or change to another option after the first Annuity Payment has been made. Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.

Joint and Survivor Life Annuity — This option provides lifetime Annuity Payments during the lifetimes of two Annuitants. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected (i.e., 100%, 50%, 66.66%). The Annuity Payments cease after the last payment paid prior to the survivor’s death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. The Annuitants cannot make unscheduled withdrawals or change to another income option after the first Annuity Payment has been made.

Income for Fixed Period — This option provides Annuity Payments for a fixed period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Annuitant. Upon the Annuitant’s death, the beneficiary will be paid the remaining Annuity Payments due, if any. If no beneficiary is living at the time of the Annuitant’s death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Annuitant. The Annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, Contract Years are counted from the original effective date of the accumulation Contract. Refer to “Individual Product Information” for the appropriate rate. This option is available on a fixed payment basis only.

Income for Fixed Amount — This option provides payments of a fixed amount until the account value, with interest, has been paid; however, payments may not extend beyond the life expectancy of the Annuitant. Upon the Annuitant’s death, the beneficiary will be paid the remaining Annuity Payments due, if any. If no beneficiary is living at the time of the Annuitant’s death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Annuitant. The Annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, Contract Years are counted from the original effective date of the accumulation Contract. Refer to the “Individual Product Information” section for the appropriate rate. This option is available on a fixed payment basis only.

Interest Income Payments — This option provides Annuity Payments based on interest earned from the proceeds of the Contract, at a rate determined by HMLIC, but never less than the annual guaranteed annuity income option interest rate. Interest will be credited at the end of each payment period. Once the Annuitant reaches age 70 1/2, interest Annuity Payments may continue, however, the total annual distribution must meet the minimum required distribution requirements of the IRC, if applicable. See “Required Minimum Distributions.” The Annuitant may elect another income option at the end of any payment period, or subject to IRC requirements, may withdraw the Contract value in whole or in part upon written request, subject to surrender penalties if applicable. The request must be made prior to the end of the period that the Annuitant agreed to receive Annuity Payments. To determine the surrender penalty rate, Contract Years are counted from the original effective date of the accumulation Contract. Refer to the “Individual Product Information” section for the appropriate rate. Upon the Annuitant’s death, the beneficiary will be paid the remaining Contract value. If no beneficiary is living at the time of the Annuitant’s death, the Contract value will be paid in a lump sum to the estate of the Annuitant. This option is available on a fixed payment basis only.

Other Income Options — If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:

a.	receive the proceeds in a lump sum less any applicable Surrender Charges, or

b.	leave the Contract with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a)(9), see “Taxation of Qualified Plans— Required Minimum Distributions,” or

c.	elect any other option that HMLIC makes available.

Amount of Fixed and Variable Annuity Payments

In general, the dollar amount of Annuity Payments under the Contract depends on Annuitized Value. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.

Your Annuitized Value may be more or less than the amount of Net Purchase Payments allocated to the Contract.

Fixed Annuity Payments — The amount of each payment under a fixed Annuity Payment option is determined from the guaranteed income option tables in the Contract, less any deductions We may make for premium taxes. These tables show the monthly payment for each $1,000 of Contract value allocated to provide a guaranteed fixed Annuity Payment. Except in the case of certain joint and survivor Annuity Payment options, these payments will not change as a result of mortality or expense experience. Higher Annuity Payments may be made at the sole discretion of HMLIC.

Variable Annuity Payments — If You choose to receive Variable Annuity Payments, the dollar amount of Your payments will depend on: (i) Your Annuitized Value that is used to purchase Variable Annuity Payments on the Annuity Date, less any deductions We may make for premium taxes; (ii) the assumed interest rate for the Contract (See the “Individual Product Information” section); and (iii) the performance of the Subaccounts You have selected. The amount of the first monthly Variable Annuity Payment is determined from the guaranteed income option tables in the Contract. The tables show the amount of the Annuity Payment for each $1,000 of value allocated to provide Annuity Payments. The income option tables vary with the form of income option payment selected and adjusted age and sex of the Annuitant(s).

The first monthly Variable Annuity Payment is used to calculate the number of Annuity Units for each subsequent monthly Annuity Payment. The number of Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. The number of Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month to reflect the investment experience of each Subaccount funding those payments. Annuity Payments are determined each month by multiplying the Annuity Units by the applicable Annuity Unit Value at the date of payment. The Annuity Unit Value will change between Valuation Dates to reflect the investment experience of each Subaccount.

Assumed Interest Rate — The assumed interest rate for this Contract is shown in the “Individual Product Information” section. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.

Annuity Unit Value — The Annuity Unit Value for each Subaccount was initially established at $10.00.

•	The current Annuity Unit Value is equal to the prior Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. The net investment factor reflects the investment performance of the Subaccount during the current month, including the value of any dividends and distributions during the current month. This factor is computed by dividing the net asset value of a share of the underlying fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.
•	If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

Not all Subaccounts may be available for Annuity Payments.

Misstatement of Age

If the age of the Annuitant has been misstated, any income payment amount shall be adjusted to reflect the correct age. If the income payments were too large because of a misstatement of age, HMLIC will deduct the difference with interest, at an effective annual interest rate of 6%, from future payments until totally repaid. If the Annuity Payments were too small, HMLIC will add the difference with interest, at an effective annual interest rate of 6%, to the next payment.

Modification of the Contract

The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their Net Purchase Payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then (i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

Individual Product Information

Annuity Alternatives (IC-408000 or IC-409000 (group contract), IC-410000 (certificate))

Issue ages	This Contract may be issued to anyone between the ages of 0-85.
Minimum contribution	$25 per month
Annual maintenance fee	$25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.
M&E fee	1.25%
Death benefit	The beneficiary will receive the greater of:
1. the Total Accumulation Value of the Contract, less any applicable premium tax and any outstanding loan balance; or
2. the sum of all purchase payments paid under the Contract, less any applicable premium tax, any outstanding loan balance and withdrawals.
Fixed account guaranteed annuity income option rate	4.00%
Separate Account assumed interest rate	4.00%

Purchase payment allocation changes	Unlimited
Maximum # of transfers per year	Unlimited
Fee for each transfer (Only applies to	$5.00. However, HMLIC is currently waiving this fee.
transfers from the fixed account to
Subaccount(s))
Early withdrawal penalty fixed account only	5% at any time other than renewal through age 65.
The early withdrawal penalty is currently being waived on transfers within a Contract from the fixed account to a Subaccount.
If money is transferred from the fixed account to the Separate Account and withdrawn within 365 days of the transfer, the early withdrawal penalty will be charged.
The early withdrawal penalty will not be charged if:
1. the transfer occurred on a Scheduled Update; or
2. the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).

	Surrender Charges
Surrender Charge	During Contract Year	Percent Charged

	1	8%
	2	8%
	3	6%
	4	4%
	5	2%
	Thereafter	0%

Waiver of Surrender Charge/Early withdrawal penalty (Free out provision)	No Surrender Charge or early withdrawal penalty will be imposed:
1. on a withdrawal if all the following occur:

a. it is made after the Contract has been in force two years;

b. it is more than 12 months since the last withdrawal was made;

c. the amount is not more than 15 percent of the then current Fixed Cash Value; and

d. the amount is not more than 15 percent of the then current Variable Cash Value; or

2.  on any portion of the Contract’s Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain or Variable income for joint life and survivor annuity; or

3. on or after the Maturity Date if the Contract has been in force for at least 10 years; or
4. if Annuity Payments are selected to be made in equal installments over a period of at least 5 years (during such period the elected annuity benefit cannot be surrendered); or
5. if an Annuitant is disabled continuously for three months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC’s Home Office.

Annuity Alternatives 2 (IC-437000)

Issue ages	This Contract may be issued to anyone between the ages of 0-54.
Minimum contribution	$25 per month
Annual maintenance fee	$25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.
M&E fee	1.25%
Death benefit	The beneficiary will receive the greater of:
1. the Total Accumulation Value of the Contract less any applicable premium tax and any outstanding loan balance, or
2. the sum of all purchase payments paid under the Contract, less any applicable premium tax, any outstanding loan balance and withdrawals.
Fixed account guaranteed annuity income option rate	3.00%
Separate Account assumed interest rate	3.00%
Purchase payment allocation changes	Unlimited
Maximum # of transfers per year	Unlimited
Fee for each transfer	$0
Early withdrawal penalty fixed account only	5% starting in year 1. The penalty will be 5% until the Contract anniversary prior to the Annuitant’s attainment of age 65. At that time the fee will decrease by 1% per year.
The early withdrawal penalty is waived on each Scheduled Update.
If money is transferred from the fixed account to the Separate Account and withdrawn within 365 days of the transfer, the early withdrawal penalty will be charged.
The early withdrawal penalty will not be charged if:
1. the transfer occurred on a Scheduled Update; or
2. the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).

	Surrender Charges
Surrender Charge	During Contract Year	Percent Charged

	1	8%
	2	7%
	3	6%
	4	4%
	5	2%
	Thereafter	0%

Waiver of Surrender Charge/Early withdrawal penalty (Free out provision)	No Surrender Charge or early withdrawal penalty will be imposed:
1. on a withdrawal if all of the following occur:

a. a withdrawal is made after the Contract has been in force two years;

b. it is more than 12 months since the last withdrawal was made; and

c. the amount withdrawn is not more than 15 percent of the Total Accumulation Value; or

2.   on any portion of this Contract’s Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain and Variable income for joint life or survivor annuity; or

3. if Annuity Payments are selected to be made in equal installments over a period of at least five years (during such period the elected annuity benefit cannot be surrendered); or
4. if an Annuitant is disabled continuously for three months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC’s Home Office.

Annuity Alternatives 2 (IC-438000)

Issue ages	This Contract may be issued to anyone between the ages of 55-85.
Minimum contribution	$25 per month
Annual maintenance fee	$25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.
M&E fee	1.25%
Death benefit	The beneficiary will receive the greater of:
1. the Total Accumulation Value of the Contract less any applicable premium tax and any outstanding loan balance, or
2. the sum of all purchase payments paid under the Contract, less any applicable premium tax, any outstanding loan balance and withdrawals.
Fixed account guaranteed annuity income option rate	3.00%
Separate Account assumed interest rate	3.00%
Purchase payment allocation changes	Unlimited
Maximum # of transfers per year	Unlimited
Fee for each transfer	$0
Early withdrawal penalty fixed account only	None

	Surrender Charges
Surrender Charge	During Contract Year	Percent Charged

	1	8%
	2	7%
	3	6%
	4	4%
	5	2%
	Thereafter	0%

Waiver of Surrender Charge/Early withdrawal penalty (Free out provision)	No Surrender Charge or early withdrawal penalty will be imposed:
1. on a withdrawal if all of the following occur:

a. a withdrawal is made after the Contract has been in force two years;

b. it is more than 12 months since the last withdrawal was made; and

c. the amount withdrawn is not more than 15 percent of the Total Accumulation Value; or

2.  on any portion of this Contract’s Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain and Variable income for joint life or survivor annuity; or

3. if Annuity Payments are selected to be made in equal installments over a period of at least five years (during such period the elected annuity benefit cannot be surrendered); or
4. if an Annuitant is disabled continuously for three months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC’s Home Office.

Tennessee Matching Funds Group Annuity

IC-4230TN (group contract) and IC-4240TN (certificate)

Issue ages	This Contract may be issued to anyone between the ages of 0-85.
Minimum contribution	None
Annual maintenance fee	None
M&E fee	0.95%
Death benefit	The beneficiary will receive the greater of:
1. the Total Accumulation Value of the certificate less any applicable premium tax and any outstanding loan balance, or
2. the sum of all purchase payments paid under the certificate, less any applicable premium tax, any outstanding loan balance and withdrawals, or

3.  If the participant dies prior to the Maturity Date or attainment of age 70, whichever is earlier, the beneficiary will receive the purchase payments paid under the certificate, less any applicable premium tax, any outstanding loan balance and withdrawals, increased by 5 percent compounded annually to the date of death.

Fixed account guaranteed annuity income option rate	3.00%
Separate Account assumed interest rate	3.00%
Purchase payment allocation changes	Unlimited
Maximum # of transfers per year	Unlimited
Fee for each transfer	$0
Early withdrawal penalty fixed account only	None

	Surrender Charges
Surrender Charge	During Contract Year	Percent Charged

	1	0%
	Thereafter	0%

Tax Consequences

The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the provisions of annuity contracts and Qualified Plans are extremely complex, often difficult to comprehend and may be changed at anytime. This discussion does not address special rules, prior tax laws, or state tax laws. A Contract Owner or a prospective Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences.

In addition, a Contract Owner or a prospective Contract Owner considering purchase of an annuity contract for a qualified retirement plan should understand that purchasing the Contract as an investment vehicle for the qualified plan does not provide any additional tax advantage beyond that already available through the qualified plan.

Tax Treatment of the Company and Status of the Contracts

Separate Account — The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.

Diversification Requirements — The Internal Revenue Code (IRC) requires that the investments of the Separate Account be “adequately diversified” under Section 817(h) in order for the Contracts to be treated as annuity contracts for federal income tax purposes. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a surrender or withdrawal is made. The Separate Account intends to comply with these diversification requirements.

Contract Owner Control — In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to direct their investments to particular subaccounts of a separate account. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our Contracts, such as the flexibility of a Contract Owner to allocate premium payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe the Contracts do not give the Contract Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

Required Distributions upon Death of the Contract Owner — To be treated as an annuity contract for federal income tax purposes, IRC Section 72(s) requires any Non-Qualified Contract to contain certain provisions specifying how interest in the Contract will be distributed in the event of the death of the Contract Owner. Specifically, IRC Section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of a Contract Owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the Contract Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the Contract may be continued with the surviving spouse as the new owner.

Our Contracts contain provisions that are intended to comply with these IRC requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Contracts sold or issued as Qualified Plans and are discussed further below.

Foreign Tax Credits — We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.

General Federal Income Tax Provisions

Deductibility of Purchase Payments  — Purchase payments made under Non-Qualified Contracts are not deductible. Under certain circumstances purchase payments made under Qualified Plans may be excludible or deductible from taxable income.

Pre-Distribution Taxation of Contracts — Investment earnings credited to the Contract Owner’s account are generally not taxable until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract or loans under a Contract may be treated as distributions and accelerate the taxability of investment earnings.

Premature Distribution Tax — In the case of a distribution from a Contract, there may be imposed an additional tax (penalty tax) equal to ten percent of the amount treated as income. In general, however, there is no penalty tax on distributions:

•	made on or after the taxpayer reaches age 59 1/2;
•	made on or after the death of a Contract Owner;
•	attributable to the taxpayer becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments — Although, tax consequences may vary depending on the payout option elected under a Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity Payment that is taxable depends upon the type of Contract and Your particular circumstances.

Death Benefits — Amounts may be distributed from a Contract because of the death of the Contract Owner. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.

Non-Natural Person — If a non-natural person (e.g., a corporation or a trust) owns a Contract, investment earnings are generally not deferred until distributed but subject to tax each year. There are exceptions to this rule and if you are considering purchasing a Contract on behalf of a corporation, trust, or other entity that is not a natural person you should discuss this with a tax adviser.

Contract Transactions — A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Contract that is a Qualified Plan is generally prohibited. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.

Withholding — Mandatory federal income tax is generally required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Plans. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs; non-taxable distributions; a direct rollover or direct transfer to an eligible retirement plan; periodic payments over the Contract Owner’s life expectancy or the joint life expectancy of the Contract Owner and the beneficiary; periodic payments over a period of ten years or more; required minimum distributions; and hardship distributions.

For all amounts not subject to the mandatory 20% withholding except Roth IRAs, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding. For all other payments withholding is at a rate of 10%. For periodic payments, HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.

Federal Defense of Marriage Act — The right of a spouse to continue the Contract and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under the federal Defense of Marriage Act, or any other applicable federal law. In addition, such individuals are not entitled to the favorable federal tax treatment accorded spouses. Under current federal law, a prospective or current Contract Owner who has entered into or is contemplating a civil union or a same sex marriage should be aware that the rights of the spouse under the spousal continuation provisions of the Contract will not be available to such partner or same sex marriage spouse.

Taxation of Non-Qualified Contracts

Generally all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income. The amount taxable will be dependent upon the type of distribution and the “investment in the contract”. The investment in the contract is the total of all purchase payments and represents the portion of the Contract already taxed. However, any purchase payments that were excludible or deductible from income at the time made are not included in the investment in the contract. The remaining portion of the Contract is investment earnings, which have not yet been taxed.

Withdrawals — If a withdrawal of less than the entire value of a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to the amount of the investment earnings in the Contract. For Contracts issued before August 14, 1982 the rules for determination of the portion of any withdrawal that is treated as ordinary income subject to tax are different and you should consult with your tax advisor.

In the case of a withdrawal of the entire value of the Contract (a surrender), the amount received generally will be taxable only to the extent it exceeds the Contract Owner’s “investment in the contract”.

Annuity Payments — For Annuity Payments received under a Non-Qualified Contract a portion of each Annuity Payment will consist of both a return of the investment in the contract and investment earnings. The portion considered excludible from taxable income, or a return of the investment in the contract, is determined by the ratio of the total amount of the investment in the contract to the “expected return” under the Contract (exclusion ratio). Generally, the expected return is the total amount that can be expected to be received under the Contract. The calculation of the expected return will vary depending upon the payout option selected and age of the Annuitant. When the investment in the contract has been recovered all future Annuity Payments will be fully taxable. For Annuity Payments that began before January 1, 1987 the exclusion ratio will apply to all payments received.

Multiple Contracts — All non-qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner’s income when a taxable distribution occurs.

Exchanges — Exchanges of Non-Qualified Contracts are an assignment of the accumulation in the Contract to another issuer and if properly completed are not includable in income until they are ultimately paid out to the Contract Owner.

Health Care and Education Affordability Reconciliation Act of 2010 — Public Law 111-152, the Health Care and Education Affordability Reconciliation Act of 2010 (HCERA) enacted March 30, 2010 added a tax on unearned investment income of highly paid individuals that is effective for 2013 and future. Unearned investment income includes interest, dividend and annuity income. However, Qualified Plans are excluded from unearned investment income. The tax is 3.8% of the lesser of net unearned investment income or the amount of modified adjusted gross income that exceeds $250,000 for married filing jointly and $200,000 for single.

Taxation of Qualified Plans

Qualified Plans (as defined in this prospectus) receive tax-favored treatment under provisions of the IRC. Purchasing an annuity Contract as an investment vehicle for a qualified retirement plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Plans under IRC Sections 401, 403(b) and 457(b) are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract.

Purchase Payments — Purchase payments (contributions) made to Qualified Plans are generally not taxed at the time of the contribution. This includes salary reductions made under a salary reduction agreement and nonelective contributions made by Your employer. The exceptions to this are contributions to Roth IRA’s, the amount of salary reductions designated as a Roth contribution by You, and traditional IRA contributions determined to not be deductible if certain conditions are not met. These contributions are all taxed in the year of the contribution. Further, investment earnings credited to the Contract Owner’s account are generally not subject to tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a Roth IRA or a designated Roth account may be tax free if certain conditions are met.

Withdrawals — If a withdrawal of a portion or all (surrender) of the value of a Qualified Plan occurs, the entire amount received will be treated as ordinary income subject to tax unless the Contract Owner has an “investment in the contract”. The investment in the contract is the total of all contributions with the exception of those that were excludible or deductible from income at the time made and represents the portion of the Contract already taxed. When there is an investment in the contract, the amount of the withdrawal not subject to tax is based upon the ratio of the investment in the contract to the total value immediately before the distribution.

For withdrawals from Roth IRAs or Designated Roth accounts in a 403(b) or 401(k) investment earnings will be taxed only if the amount of the distribution exceeds the investment in the contract. If the distribution is a qualified distribution, earnings are not taxed. A distribution from a Designated Roth account in a 403(b) or 401(k) contract is considered qualified if it is made more than five years after establishment of the account and made on or after the Annuitant attains age 59 1/2, dies or becomes disabled. A distribution from a Roth IRA is considered qualified if it is made at least five years after issuance of the owner’s first Roth IRA and made after attainment of age 59 1/2, as the result of death or disability, or as a qualified first-time homebuyer distribution. In addition, a Roth IRA Contract Owner may receive a distribution of after-tax contributions at any time.

Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 401(k), 403(b) and 457(b) plans will generally not be treated as distributions if the terms require repayment within five years (except loans to acquire a home); the loans have substantially level payments over the term of the loan; the loans do not exceed $50,000 and the loans are evidenced by a legally enforceable agreement. Loans are not allowed for IRAs, SEPs, SIMPLEs, or Roth IRAs.

Annuity Payments — Annuity Payments received under a Qualified Plan will be treated as ordinary income subject to tax unless the Contract Owner has an investment in the contract. If the Contract Owner has an investment in the contract some portion of each Annuity Payment will be treated as ordinary income subject to tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).

Annuity Payments from Roth IRAs or Designated Roth accounts in a 403(b) or 401(k) Contract will not be taxed if they are qualified distributions as defined above.

Rollovers — A rollover (or direct rollover) is a tax-free distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the contract owner or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract. For Section 403(b), 457(b) and 401 annuities only amounts eligible for distribution can be rolled over.

Amounts under a Section 401 plan can be rolled over to another Section 401 plan, a traditional IRA, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457(b) governmental plan (provided it agrees to separate accounting).

Amounts under a traditional IRA can be rolled over to another traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), although non-deductible contributions in a traditional IRA can only be rolled over into another IRA.

Amounts under a Section 403(b) tax-deferred annuity can be rolled over to a traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457(b) governmental plan (provided it agrees to separate accounting).

Amounts under an eligible Section 457(b) governmental plan can be rolled over to a traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) plan, or another eligible Section 457(b) governmental plan.

Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over tax-free to a traditional IRA, a qualified Section 401 plan, a Section 403(b) plan, or a Section 457 (b) plan (provided it agrees to separate accounting).

Amounts under a Roth IRA can generally only be rolled over to another Roth IRA.

A distribution from a Designated Roth account may only be rolled over to another Designated Roth account of a 403(b) or 401(k) plan or to a Roth IRA.

If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA or Roth IRA if from a decedent’s Roth 403(b) or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.

Transfers and Exchanges — For Qualified Plans with the exception of Section 403(b) tax deferred annuities, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Plan to a similar Qualified Plan that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Contract.

For a Section 403(b) tax deferred annuity, a transfer is the movement of all or some portion of the balance in the 403(b) annuity from one employer’s 403(b) plan to another employer’s 403(b) plan and an exchange is the movement of all or some portion of the balance in a 403(b) annuity between investment providers in the same employer’s 403(b) plan. You should consult with Your tax advisor for additional guidance on transfers and exchanges.

Premature Distribution Tax — An additional tax (penalty tax) may also apply to premature distributions from a Qualified Plan. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs or other eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it will apply if converted amounts are distributed during the five-year period beginning with the year of conversion. Certain payments may be exempt from the penalty tax depending on the type of Qualified Plan such as payments made: 1) after age 59 1/2, 2) as the result of death or disability, 3) that are part of a series of substantially equal periodic payments over the life or life expectancy of the owner or the joint lives or joint life expectancy of the owner and beneficiary, 4) after separation from service and attainment of age 55, 5) for medical care, 6) under a qualified domestic relations order (QDRO), 7) to correct excess contributions or salary reductions and 8) in limited circumstances, to a reservist called to active duty after September 11, 2001. If the Contract is a traditional IRA or Roth IRA, exception 4) and 6) listed above do not apply. In addition, for a traditional IRA or Roth IRA there are additional exceptions, which include a payment made: 1) for reimbursement of health insurance while the Contract Owner was unemployed, 2) for qualified education expenses, and 3) for a qualified first-time home purchase.

Required Minimum Distribution Excise Tax — If the amount distributed from a Qualified Plan is less than the required minimum distribution for the year (discussed below), the Contract Owner is generally subject to a nondeductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

Required Minimum Distributions — The Contract Owner of a Qualified Plan (other than a Roth IRA) is generally required to take certain required minimum distributions during the Contract Owner’s life and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner’s death. Roth IRAs are not subject to the lifetime required minimum distribution requirements but are subject to the after-death distributions requirements described below.

The Contract Owner must take the first required distribution by the required beginning date and subsequent required distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. The required beginning date for Section 401(a) plans, Section 403(b) annuities, and Section 457(b) plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2 or retires.

Upon the death of the Contract Owner, the beneficiary must take distributions under one of the following two rules.

1.	If the Contract Owner dies on or after the required beginning date and has designated a beneficiary, any remaining balance will continue to be distributed at least as rapidly as was payable under the required minimum distributions.

2.	If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner’s death. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Contract Owner’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 70 1/2 or in the case of an IRA, treat the IRA as his or her own and roll over the Contract to a traditional IRA or any other eligible retirement plan. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRS requirements of an ‘inherited IRA’.

Contribution Limitations and General Requirements Applicable to Qualified Plans

All contributions to Qualified Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Plan. Employer contributions are subject to additional limitations and are not discussed here.

Section 403(b) Tax-Deferred Annuity — A Section 403(b) tax-deferred (or tax-sheltered) annuity Contract is available for employees of public schools and certain organizations tax-exempt under Section 501 (c)(3). Salary reduction contributions are limited to the lesser of $16,500 in 2010 or 100% of income. A special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Additional catch-up amounts, $5,500 in 2010, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. Employer contributions are allowed with additional limitations under the Qualified Plan rules. Contributions may be subject to FICA (Social Security and Medicare) tax. If permitted by Your plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) Contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) Contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Annuitant’s income until distributed with the exception of Roth 403(b) contributions which are included in income in the year contributed. Distributions from Section 403(b) annuities generally cannot be made until the Annuitant attains age 59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. Section 403(b) annuity Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) annuities are subject to the required minimum distribution rules.

Section 408 Traditional IRA — Annual contributions (other than rollover contributions) to a traditional IRA are limited to $5,000 in 2010 for both an individual and the spouse. Additional catch-up contributions, up to $1,000 in 2010, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions. Contributions cannot be made after age 70 1/2 (this limitation does not apply to Roth IRAs). The amount of any annual contribution that will be deductible from gross income is based upon the individual’s compensation, coverage under a retirement plan and marital status. For 2010, if the owner of the traditional IRA Contract is an active participant in another eligible retirement plan the deduction phases out when adjusted gross income (“AGI”) is between $56,000 and $66,000 for single filers and between $89,000 and $109,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the owner is not an active participant in a Qualified Plan but the owner’s spouse is, the deduction phases out when AGI is between $166,000 and $176,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA. Traditional IRAs are subject to required minimum distribution rules.

Roth IRA — Annual contributions to a Roth IRA are limited to $5,000 for 2010 for both the individual and the spouse. An additional catch-up contribution is allowed if the individual is age 50 or older, $1,000 for 2010. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contributions to a traditional IRA are coordinated with Roth IRA contributions. The annual contribution has additional limitations based upon the Contract Owner’s income and marital status. The annual contribution maximum is phased out when AGI is between $105,000 and $120,000 for single taxpayers and those taxpayers filing Head of Household, between $167,000 and $177,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separate. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59 1/2 or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE

IRA) and other retirement plans can generally be converted to a Roth IRA. The pre-2010 limitations that the Contract Owner’s AGI be $100,000 or less and the Contract Owner not be married and filing a separate return have been eliminated. The converted amount is includable in income in the year of conversion. For conversions made in 2010, the converted amount will be included in income equally in 2011 and 2012, unless You choose to include the entire amount in income in 2010. Roth IRAs can only be rolled over to other Roth IRAs. If certain requirements are met, it may be possible to recharacterize a Roth IRA contribution as a traditional IRA contribution. Roth IRAs are not subject to the required minimum distribution rules.

Section 457(b) Eligible Governmental Plan — A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $16,500 for 2010 or 100% of includable compensation. Additional catch-up amounts may be contributed if the Contract Owner is age 50 or older, $5,500 for 2010. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. Contributions and earnings are not included in the Annuitant’s income until distributed. Distributions are not generally allowed until the Contract Owner reaches age 70 1/2 except for severance from employment or for an unforeseeable emergency or severe financial hardship. Section 457(b) annuity contract accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or an eligible retirement plan. Section 457(b) annuity contracts are subject to the required minimum distribution rules.

Simplified Employee Pension (SEP) — If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $16,500 in 2010. The additional catch-up amount if the individual is age 50 or older also applies, $5,500 in 2010. Both the annual and catch-up contributions are indexed for inflation in future years. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for traditional IRAs.

Savings Incentive Match Plan for Employees (SIMPLE IRA) — If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $11,500 for 2010 and is indexed for inflation in future years. As with traditional IRAs, additional contributions are allowed for individuals age 50 and older, $2,500 for 2010. Employer contributions are also required and are coordinated with other Qualified Plan contribution limitations. SIMPLE IRAs can accept rollovers only from other SIMPLE IRAs. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as for traditional IRAs.

Section 401 — Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must: meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the plan participant and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis. If permitted by Your plan, some or all of salary reduction contributions made to 401(k) plans may be treated as Designated Roth contributions (Roth 401(k)). Roth 401(k) contributions are salary reduction contributions that are irrevocably designated by you as not being excludable from income. Roth 401(k) contributions are includable in income in the year contributed. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan or with a tax advisor for additional information.

Designated Roth Accounts — Section 403(b) and 401(k) plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Contract Owner can designate some or all of his/her salary reduction contributions as Designated Roth contributions. As a result, the Designated Roth contribution will be includible in the Contract Owner’s income in the year of the contribution and be subject to all wage withholding requirements.

The Designated Roth contribution combined with other salary reduction contributions are subject to the limits discussed under the “Section 403(b) Tax-Deferred Annuity” and “Section 401” sections, above. Designated Roth contributions are also subject to the same distribution restrictions as all other contributions to the plan.

Federal Estate Taxes

While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. In addition, under the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”), changes in the taxation of estates enacted for decedents dying in 2010 apply only to 2010 and prior law will be applicable for decedents dying after 2010. Consult an estate planning advisor for more information.

Generation-skipping Transfer Tax

Under EGTRRA, the generation- skipping transfer tax has been eliminated for transfers in 2010,but prior law will be applicable for transfers in 2011. The generation- skipping transfer tax may apply when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service when the tax is reinstated for transfers in 2011 and later years. Consult a tax advisor for more information.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser’s country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Distribution of the Contract — The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel who were also registered representatives of HM Investors. In addition, the Contracts may have been offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 6.75% of premium payments received. No specific charge is assessed directly to Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives We pay, however, through the fees and charges collected under the Contract and other corporate revenue.

Association Endorsements and Relationships — HMLIC or an affiliate has relationships with certain national, State and local education associations or educator groups. Certain associations endorse or sponsor various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements or sponsorships. HMLIC or an affiliate does pay various associations or groups for certain special functions, advertising, and similar services, including but not limited to the following:

•	Providing HMLIC and/or an affiliate with access to and opportunities to market its products to association members;
•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;
•	Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and
•	Allowing HMLIC or an affiliate to conduct workshops for association members.

Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Contract.

Registration Statement — A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract. For a complete statement of the terms thereof, reference is made to these instruments as filed. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits.

Communications to Contract Owners — To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract Owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by calling (800) 999-1030 (toll-free).

HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner’s last known state of residence in accordance with the state’s abandoned property laws.

Contract Owner Inquiries — A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at www.horacemann.com and sending a message through the “Message Center” in the “Account Access” section.

Forms Availability — Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030.

Investor Information from FINRA — Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).

Table of Contents of the Statement of Additional Information

A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

Topic	Page

General Information and History	1
Tax Status of the Contracts	1
Underwriter	2
Independent Registered Public Accounting Firm	2
Financial Statements	2

To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (877) 832-3785 or telephone (800) 999-1030 (toll-free).

Horace Mann Life Insurance Company
P.O. Box 4657
Springfield, Illinois 62708-4657

Please provide free of charge the following information:

  Statement of Additional Information dated May 1, 2010 for the Separate Account

Please mail the above document to:
(Name)
(Address)
(City/State/Zip)

Appendix A — Condensed Financials

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Separate Account financial statements. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information. Check the “Individual Product Information” section for the “M&E Fee” that applies to Your Contract, and then refer to the appropriate table below.

The Separate Account was established in 1965. The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Equity Fund commenced operations on May 21, 1957. The Wilshire VIT Income Fund and Balanced Fund each commenced operations on January 1, 1983. The Wilshire VIT Small Cap Growth Fund, Wilshire VIT International Equity Fund and Wilshire VIT Socially Responsible Fund each commenced operations on March 10, 1997. The Dow Jones Wilshire 5000 Index Portfolio and the Wilshire Large Company Growth Portfolio were added to the Separate Account on May 1, 2000. The Ariel Fund» and the Ariel Appreciation Fund» were added to the Separate Account on May 1, 2001. The Delaware VIP Growth Opportunities Series — Service Class, Royce Capital Fund Small-Cap Portfolio, Lord Abbett Series Fund Growth Opportunities Portfolio, Goldman Sachs VIT Structured Small Cap Equity Fund, Delaware VIP Trend Series — Service Class and Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares were added to the Separate Account on June 1, 2004. The T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein VPS Small/ Mid Cap Value Portfolio, AllianceBernstein VPS Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2015 ETF Fund, Wilshire Variable Insurance Trust 2025 ETF Fund, and Wilshire Variable Insurance Trust 2035 ETF Fund, were added to the Separate Account on May 1, 2006. The Dreyfus Investment portfolios: Small Cap Stock Index Portfolio was added on May 1, 2008 and the Delaware VIP REIT Series was added on June 2, 2008. The Goldman Sachs VIT Mid Cap Value, Calvert VP S&P MidCap 400 Index, Lazard Retirement US Small-Mid Cap Eq Ser, Fidelity VIP Emerging Markets SC2 and Templeton Global Bond Securities Fund were added on May 1, 2010. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.

1.25 M&E

		Accumulation
		Unit Value	Accumulation Unit		Accumulation Units
		Beginning of	Value End of		Outstanding End of
Subaccount	Year Ended	Period	Period		Period
AllianceBernstein VPS Large Cap Growth Portfolio	12/31/2009	$17.15	$23.25		1,133,399
	12/31/2008	28.85	17.15		1,094,183
	12/31/2007	25.71	28.85		1,050,301
	12/31/2006	26.20	25.71		1,022,282
	12/31/2005	23.10	26.20		886,468
	12/31/2004	21.58	23.10		778,032
	12/31/2003	17.71	21.58		647,349
	12/31/2002	25.94	17.71		499,185
	12/31/2001	31.81	25.94		344,424
	12/31/2000	40.86	31.81	*	127,242

AllianceBernstein VPS Small/Mid Cap Value Portfolio	12/31/2009	$12.25	$17.28		93,469
	12/31/2008	19.29	12.25		72,556
	12/31/2007	19.24	19.29		49,542
	12/31/2006	18.44	19.24	*	14,224

AllianceBernstein VPS Small Cap Growth Portfolio	12/31/2009	$8.00	$11.18		79,161
	12/31/2008	14.89	8.00		53,591
	12/31/2007	13.26	14.89		25,958
	12/31/2006	14.00	13.26	*	5,079

		Accumulation
		Unit Value	Accumulation Unit		Accumulation Units
		Beginning of	Value End of		Outstanding End of
Subaccount	Year Ended	Period	Period		Period
Ariel Fund®(4)	12/31/2009	$29.32	$47.37		605,115
	12/31/2008	57.34	29.32		586,887
	12/31/2007	59.06	57.34		575,988
	12/31/2006	54.19	59.06		564,283
	12/31/2005	54.37	54.19		533,763
	12/31/2004	45.13	54.37		449,239
	12/31/2003	35.69	45.13		346,642
	12/31/2002	38.11	35.69		236,427
	12/31/2001	34.63	38.11	*	61

Ariel Appreciation Fund®(4)(5)	12/31/2009	$30.48	$49.10		891,767
	12/31/2008	52.05	30.48		926,357
	12/31/2007	53.45	52.05		946,862
	12/31/2006	48.77	53.45		939,718
	12/31/2005	47.99	48.77		894,108
	12/31/2004	42.96	47.99		744,074
	12/31/2003	33.20	42.96		565,684
	12/31/2002	37.51	33.20		380,634
	12/31/2001	34.01	37.51	*	105,004

Credit Suisse Trust — U.S. Equity Flex I Portfolio(2)	12/31/2009	$11.74	$14.46		170,530
	12/31/2008	18.16	11.74		176,279
	12/31/2007	18.54	18.16		183,665
	12/31/2006	17.92	18.54		199,285
	12/31/2005	18.64	17.92		221,197
	12/31/2004	17.03	18.64		238,930
	12/31/2003	11.60	17.03		227,577
	12/31/2002	17.73	11.60		199,135
	12/31/2001	21.37	17.73		159,315
	12/31/2000	27.18	21.37	*	77,312

Davis Value Portfolio	12/31/2009	$8.62	$11.18		1,015,367
	12/31/2008	14.62	8.62		931,625
	12/31/2007	14.15	14.62		822,784
	12/31/2006	12.45	14.15		757,258
	12/31/2005	11.52	12.45		658,602
	12/31/2004	10.39	11.52		569,355
	12/31/2003	8.10	10.39		455,070
	12/31/2002	9.80	8.10		364,544
	12/31/2001	11.08	9.80		321,139
	12/31/2000	11.55	11.08	*	132,825

Delaware VIP Smid Cap Growth Series, Service Class	12/31/2009	$11.78	$16.89		89.609
	12/31/2008	20.10	11.78		78,138
	12/31/2007	18.06	20.10		66,843
	12/31/2006	17.24	18.06		54,586
	12/31/2005	15.70	17.24		29,062
	12/31/2004	14.31	15.70	*	11,013

Delaware VIP REIT Series (Service Class)	12/31/2009	$6.58	$8.01		167,303
	12/31/2008	10.86	6.58		49,878

		Accumulation
		Unit Value	Accumulation Unit		Accumulation Units
		Beginning of	Value End of		Outstanding End of
Subaccount	Year Ended	Period	Period		Period
Delaware VIP Trend Series Service Class	12/31/2009	$19.16	$29.25		35,342
	12/31/2008	36.50	19.16		25,940
	12/31/2007	33.45	36.50		19,740
	12/31/2006	31.56	33.45		13,832
	12/31/2005	30.25	31.56		8,908
	12/31/2004	28.68	30.25	*	1,560

Dreyfus Investment Portfolios: Mid Cap Stock (Service Shares)(3)	12/31/2009	$12.07	$16.14		42,949
	12/31/2008	20.50	12.07		43,738
	12/31/2007	20.48	20.50		40,642
	12/31/2006	19.25	20.48		40,432
	12/31/2005	17.90	19.25		30,905
	12/31/2004	16.01	17.90	*	8,834

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio (Service Shares)	12/31/2009	$10.28	$12.71		24,885
	12/31/2008	14.66	10.28		4,656

Fidelity VIP Growth Portfolio	12/31/2009	$23.12	$29.25		1,384,167
	12/31/2008	44.41	23.12		1,276,568
	12/31/2007	35.50	44.41		1,148,690
	12/31/2006	33.72	35.50		1,080,962
	12/31/2005	32.37	33.72		1,031,956
	12/31/2004	31.78	32.37		924,998
	12/31/2003	24.28	31.78		735,345
	12/31/2002	35.27	24.28		568,965
	12/31/2001	43.48	35.27		390,031
	12/31/2000	53.19	43.48	*	161,281

Fidelity VIP Growth & Income Portfolio	12/31/2009	$10.69	$13.42		1,267,754
	12/31/2008	18.62	10.69		1,163,412
	12/31/2007	16.85	18.62		1,046,349
	12/31/2006	15.12	16.85		973,169
	12/31/2005	14.25	15.12		821,349
	12/31/2004	13.68	14.25		683,112
	12/31/2003	11.22	13.68		484,327
	12/31/2002	13.66	11.22		323,437
	12/31/2001	15.20	13.66		211,580
	12/31/2000	16.04	15.20	*	54,943

Fidelity VIP High Income Portfolio	12/31/2009	$8.11	$11.50		588,524
	12/31/2008	10.96	8.11		571,931
	12/31/2007	10.82	10.96		565,701
	12/31/2006	9.87	10.82		422,299
	12/31/2005	9.77	9.87		321,144
	12/31/2004	9.04	9.77		218,819
	12/31/2003	7.23	9.04		156,838
	12/31/2002	7.08	7.23		83,910
	12/31/2001	8.15	7.08		52,829
	12/31/2000	9.92	8.15	*	31,556

		Accumulation
		Unit Value	Accumulation Unit		Accumulation Units
		Beginning of	Value End of		Outstanding End of
Subaccount	Year Ended	Period	Period		Period
Fidelity VIP Index 500 Portfolio	12/31/2009	$103.43	$129.13		410,010
	12/31/2008	166.55	103.43		392,649
	12/31/2007	160.32	166.55		376,661
	12/31/2006	140.61	160.32		351,103
	12/31/2005	136.18	140.61		313,854
	12/31/2004	124.96	136.18		262,595
	12/31/2003	98.76	124.96		201,115
	12/31/2002	128.98	98.76		143,919
	12/31/2001	148.95	128.98		89,888
	12/31/2000	169.89	148.95	*	34,085

Fidelity VIP Investment Grade Bond Portfolio	12/31/2009	$15.76	$17.99		1,169,193
	12/31/2008	16.52	15.76		1,184,659
	12/31/2007	16.07	16.52		1,187,080
	12/31/2006	15.62	16.07		1,100,484
	12/31/2005	15.52	15.62		1,007,448
	12/31/2004	15.09	15.52		857,504
	12/31/2003	14.56	15.09		765,200
	12/31/2002	13.39	14.56		578,933
	12/31/2001	12.54	13.39		240,969
	12/31/2000	12.03	12.54	*	21,897

Fidelity VIP Mid Cap Portfolio	12/31/2009	$25.37	$35.05		1,268,561
	12/31/2008	42.51	25.37		1,253,195
	12/31/2007	37.31	42.51		1,199,517
	12/31/2006	33.61	37.31		1,168,356
	12/31/2005	28.84	33.61		1,057,318
	12/31/2004	23.42	28.84		909,123
	12/31/2003	17.15	23.42		765,087
	12/31/2002	19.30	17.15		644,149
	12/31/2001	20.25	19.30		529,851
	12/31/2000	20.04	20.25	*	233,156

Fidelity VIP Overseas Portfolio	12/31/2009	$16.82	$20.99		1,583,618
	12/31/2008	30.37	16.82		1,446,180
	12/31/2007	26.27	30.37		1,188,249
	12/31/2006	22.58	26.27		979,081
	12/31/2005	19.25	22.58		774,482
	12/31/2004	17.20	19.25		604,561
	12/31/2003	12.17	17.20		407,324
	12/31/2002	15.50	12.17		293,133
	12/31/2001	19.91	15.50		200,060
	12/31/2000	23.33	19.91	*	71,864

Goldman Sachs VIT Structured Small Cap Equity Fund(5)	12/31/2009	$9.37	$11.83		136,881
	12/31/2008	14.37	9.37		127,188
	12/31/2007	17.43	14.37		110,600
	12/31/2006	15.72	17.43		88,542
	12/31/2005	15.00	15.72		57,784
	12/31/2004	13.12	15.00	*	16,830

		Accumulation
		Unit Value	Accumulation Unit		Accumulation Units
		Beginning of	Value End of		Outstanding End of
Subaccount	Year Ended	Period	Period		Period
J.P. Morgan Insurance Trust U.S. Equity Portfolio(3)	12/31/2009	$9.97	$13.82		1,214,617
	12/31/2008	15.28	9.97		1,313,498
	12/31/2007	15.22	15.28		1,303,982
	12/31/2006	13.22	15.22		1,298,428
	12/31/2005	13.21	13.22		1,238,265
	12/31/2004	12.21	13.21		1,071,858
	12/31/2003	9.65	12.21		859,650
	12/31/2002	12.97	9.65		644,912
	12/31/2001	14.90	12.97		410,417
	12/31/2000	17.20	14.90	*	125,348
Lord Abbett Series Fund Growth Opportunities(3)	12/31/2009	$10.63	$15.30		94,665
	12/31/2008	17.42	10.63		100,334
	12/31/2007	14.54	17.42		96,489
	12/31/2006	13.65	14.54		96,515
	12/31/2005	13.21	13.65		73,028
	12/31/2004	12.08	13.21	*	21,837

Neuberger Berman Genesis Fund(4)	12/31/2009	$26.69	$33.22		978,189
	12/31/2008	40.32	26.69		937,614
	12/31/2007	33.60	40.32		863,942
	12/31/2006	31.80	33.60		824,657
	12/31/2005	27.76	31.80		738,382
	12/31/2004	23.74	27.76		592,938
	12/31/2003	18.30	23.74		472,551
	12/31/2002	19.14	18.30		369,727
	12/31/2001	17.35	19.14		204,094
	12/31/2000	15.88	17.35	*	15,000

Putnam VT Vista Fund	12/31/2009	$8.61	$11.81		427,447
	12/31/2008	16.00	8.61		429,198
	12/31/2007	15.61	16.00		423,487
	12/31/2006	14.99	15.61		427,913
	12/31/2005	13.53	14.99		437,342
	12/31/2004	11.55	13.53		417,950
	12/31/2003	8.78	11.55		405,260
	12/31/2002	12.82	8.78		354,292
	12/31/2001	19.52	12.82		312,576
	12/31/2000	24.81	19.52	*	149,430

Rainier Small/Mid Cap Equity Portfolio(4)	12/31/2009	$27.88	$35.78		502,798
	12/31/2008	55.09	27.88		479,194
	12/31/2007	45.92	55.09		429,859
	12/31/2006	40.54	45.92		389,183
	12/31/2005	34.93	40.54		339,335
	12/31/2004	30.13	34.93		278,917
	12/31/2003	20.86	30.13		230,482
	12/31/2002	26.41	20.86		182,294
	12/31/2001	27.84	26.41		129,167
	12/31/2000	30.31	27.84	*	52,763

Royce Capital Fund Small Cap Portfolio	12/31/2009	$8.01	$10.71		738,693
	12/31/2008	11.14	8.01		635,368
	12/31/2007	11.52	11.14		505,535
	12/31/2006	10.09	11.52		371,543
	12/31/2005	9.41	10.09		244,500
	12/31/2004	8.17	9.41	*	85,206

		Accumulation
		Unit Value	Accumulation Unit		Accumulation Units
		Beginning of	Value End of		Outstanding End of
Subaccount	Year Ended	Period	Period		Period
T. Rowe Price Equity Income Portfolio	12/31/2009	$16.30	$20.18		254,259
VIP II	12/31/2008	25.89	16.30		179,843
	12/31/2007	25.44	25.89		93,841
	12/31/2006	23.12	25.44	*	19,054

T. Rowe Price Prime Reserve Portfolio	12/31/2009	$1.08	$1.07		4,261,268
	12/31/2008	1.06	1.08		5,052,384
	12/31/2007	1.02	1.06		1,821,574
	12/31/2006	1.00	1.02	*	776,113

T. Rowe Price Small-Cap Stock	12/31/2009	$27.22	$37.18		328,262
Fund Advisor Class(2)(4)	12/31/2008	41.42	27.22		342,921
	12/31/2007	42.78	41.42		364,097
	12/31/2006	38.50	42.78		375,980
	12/31/2005	36.01	38.50		384,016
	12/31/2004	30.78	36.01		379,453
	12/31/2003	23.60	30.78		331,165
	12/31/2002	27.92	23.60		264,418
	12/31/2001	26.52	27.92		163,849
	12/31/2000	26.96	26.52	*	47,445

T. Rowe Price Small-Cap Value
Fund Advisor Class(2)(4)	12/31/2009	$34.77	$43.53		323,357
	12/31/2008	49.37	34.77		335,168
	12/31/2007	50.15	49.37		368,014
	12/31/2006	43.76	50.15		394,998
	12/31/2005	40.82	43.76		413,874
	12/31/2004	32.94	40.82		418,916
	12/31/2003	24.48	32.94		377,185
	12/31/2002	25.30	24.48		299,718
	12/31/2001	21.02	25.30		139,770
	12/31/2000	20.48	21.02	*	15,913

Wells Fargo Advantage Discovery Fundsm	12/31/2009	$10.69	$14.83		700,559
(formerly Strong Mid Cap)	12/31/2008	19.45	10.69		675,612
	12/31/2007	16.10	19.45		606,124
	12/31/2006	14.21	16.10		566,905
	12/31/2005	16.94	*14.21		571,068
	12/31/2004	14.39	16.94		455,021
	12/31/2003	10.86	14.39		424,282
	12/31/2002	17.61	10.86		351,842
	12/31/2001	25.76	17.61		264,967
	12/31/2000	36.15	25.76	*	130,119

Wells Fargo Opportunity Fundsm(2)	12/31/2009	$22.06	$32.22		223,827
	12/31/2008	37.27	22.06		237,768
	12/31/2007	35.39	37.27		257,373
	12/31/2006	31.93	35.39		277,826
	12/31/2005	29.96	31.93		294,959
	12/31/2004	25.66	29.96		304,488
	12/31/2003	18.96	25.66		285,496
	12/31/2002	26.24	18.96		244,938
	12/31/2001	27.54	26.24		163,069
	12/31/2000	28.68	27.54	*	46,246

		Accumulation
		Unit Value	Accumulation Unit		Accumulation Units
		Beginning of	Value End of		Outstanding End of
Subaccount	Year Ended	Period	Period		Period
Wilshire 5000 Index Portfolio Institutional(1)(4)	12/31/2009	$7.74	$9.72		1,585,016
	12/31/2008	12.42	7.74		1,637,636
	12/31/2007	11.98	12.42		1,698,242
	12/31/2006	10.58	11.98		1,771,782
	12/31/2005	10.12	10.58		1,780,697
	12/31/2004	9.18	10.12		1,893,301
	12/31/2003	7.15	9.18		1,839,959
	12/31/2002	9.17	7.15		1,741,166
	12/31/2001	10.47	9.17		1,697,179
	12/31/2000	12.18	10.47	*	1,388,165

Wilshire 5000 Index Portfolio Investment(1)(4)	12/31/2009	$7.52	$9.44		1,396.718
	12/31/2008	12.10	7.52		1,262,690
	12/31/2007	11.70	12.10		1,144,141
	12/31/2006	10.34	11.70		1,035,532
	12/31/2005	9.92	10.34		886,643
	12/31/2004	9.03	9.92		687,189
	12/31/2003	7.06	9.03		472,140
	12/31/2002	9.07	7.06		317,084
	12/31/2001	10.38	9.07		184,599
	12/31/2000	12.16	10.38	*	36,476

Wilshire Large Co. Growth Portfolio Institutional(1)(4)	12/31/2009	$23.26	$30.83		546,446
	12/31/2008	40.38	23.26		578,871
	12/31/2007	35.00	40.38		605,843
	12/31/2006	33.64	35.00		650,673
	12/31/2005	31.29	33.64		667,289
	12/31/2004	29.59	31.29		676,482
	12/31/2003	23.61	29.59		648,362
	12/31/2002	30.49	23.61		595,185
	12/31/2001	36.90	30.49		581,736
	12/31/2000	46.14	36.90	*	446,567

Wilshire Large Co. Growth Portfolio Investment(1)(4)	12/31/2009	$22.48	$29.69		510,776
	12/31/2008	39.13	22.48		490,423
	12/31/2007	34.06	39.13		455,744
	12/31/2006	32.86	34.06		420,405
	12/31/2005	30.67	32.86		360,477
	12/31/2004	29.11	30.67		284,345
	12/31/2003	23.31	29.11		204,673
	12/31/2002	30.17	23.31		142,169
	12/31/2001	36.63	30.17		84,544
	12/31/2000	45.85	36.63	*	15,529

Wilshire Large Co. Value Portfolio Investment(1)(4)	12/31/2009	$17.01	$21.60		1,140,880
	12/31/2008	29.44	17.01		1,078,702
	12/31/2007	30.42	29.44		1,006,488
	12/31/2006	25.99	30.42		925,411
	12/31/2005	24.09	25.99		834,983
	12/31/2004	21.60	24.09		686,425
	12/31/2003	17.02	21.60		576,488
	12/31/2002	20.82	17.02		443,150
	12/31/2001	21.34	20.82		253,308
	12/31/2000	20.06	21.34	*	23,157

		Accumulation
		Unit Value	Accumulation Unit		Accumulation Units
		Beginning of	Value End of		Outstanding End of
Subaccount	Year Ended	Period	Period		Period
Wilshire Small Co. Growth Portfolio Investment(1)(4)	12/31/2009	$14.59	$18.81		135,301
	12/31/2008	24.30	14.59		135,420
	12/31/2007	22.69	24.30		134,021
	12/31/2006	20.67	22.69		140,208
	12/31/2005	20.20	20.67		143,219
	12/31/2004	17.47	20.20		112,451
	12/31/2003	12.91	17.47		84,432
	12/31/2002	15.19	12.91		58,508
	12/31/2001	15.87	15.19		25,816
	12/31/2000	17.80	15.87	*	7,467

Wilshire Small Co. Value Portfolio Investment(1)(4)	12/31/2009	$18.36	$22.29		154,325
	12/31/2008	27.65	18.36		142,449
	12/31/2007	29.00	27.65		153,631
	12/31/2006	24.54	29.00		145,709
	12/31/2005	23.32	24.54		142,596
	12/31/2004	19.44	23.32		129,769
	12/31/2003	14.43	19.44		114,100
	12/31/2002	15.88	14.43		111,169
	12/31/2001	13.72	15.88		77,121
	12/31/2000	12.34	13.72	*	5,681

Wilshire VIT 2015 ETF Fund	12/31/2009	$8.09	$9.63		1,565,378
	12/31/2008	10.83	8.09		1,347,691
	12/31/2007	10.46	10.83		676,295
	12/31/2006	9.98	10.46	*	179,111

Wilshire VIT 2025 ETF Fund	12/31/2009	$7.70	$9.17		1,408,546
	12/31/2008	10.86	7.70		968,800
	12/31/2007	10.52	10.86		509,965
	12/31/2006	9.97	10.52	*	101,522

Wilshire VIT 2035 ETF Fund	12/31/2009	$7.17	$8.57		1,417,643
	12/31/2008	10.86	7.17		834,498
	12/31/2007	10.49	10.86		236,039
	12/31/2006	9.96	10.49	*	27,795

Wilshire VIT Balanced Fund	12/31/2009	$16.63	$19.41		8,157,801
	12/31/2008	22.96	16.63		8,892,355
	12/31/2007	22.55	22.96		10,080,198
	12/31/2006	20.46	22.55		11,010,276
	12/31/2005	19.87	20.46		12,018,094
	12/31/2004	18.59	19.87		13,033,346
	12/31/2003	15.74	18.59		13,967,082
	12/31/2002	17.38	15.74		14,684,684
	12/31/2001	17.42	17.38		16,148,759
	12/31/2000	17.27	17.42		17,434,293

		Accumulation
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period
Wilshire VIT Equity Fund	12/31/2009	$15.47	$18.89	8,504,111
	12/31/2008	26.17	15.47	9,083,835
	12/31/2007	25.93	26.17	10,027,045
	12/31/2006	22.45	25.93	10,978,177
	12/31/2005	21.47	22.45	12,143,394
	12/31/2004	19.74	21.47	13,354,870
	12/31/2003	15.67	19.74	14,334,218
	12/31/2002	19.69	15.67	15,070,307
	12/31/2001	20.82	19.69	16,474,940
	12/31/2000	21.92	20.82	17,693,804

Wilshire VIT Income Fund	12/31/2009	$16.66	$18.64	1,223,429
	12/31/2008	18.00	16.66	1,334,895
	12/31/2007	17.49	18.00	1,230,297
	12/31/2006	17.03	17.49	1,245,617
	12/31/2005	16.91	17.03	1,260,463
	12/31/2004	16.32	16.91	1,201,525
	12/31/2003	15.39	16.32	1,128,161
	12/31/2002	14.27	15.39	1,105,681
	12/31/2001	13.27	14.27	896,686
	12/31/2000	12.24	13.27	806,285

Wilshire VIT International Equity Fund	12/31/2009	$9.26	$11.99	2,795,487
	12/31/2008	16.66	9.26	2,802,578
	12/31/2007	15.51	16.66	2,877,828
	12/31/2006	12.69	15.51	2,897,834
	12/31/2005	11.67	12.69	2,985,537
	12/31/2004	10.68	11.67	3,034,963
	12/31/2003	8.16	10.68	3,018,220
	12/31/2002	10.46	8.16	2,911,478
	12/31/2001	14.39	10.46	2,877,968
	12/31/2000	17.52	14.39	2,621,364

Wilshire VIT Small Cap Growth Fund	12/31/2009	$7.97	$10.13	3,051,412
	12/31/2008	15.06	7.97	3,133,067
	12/31/2007	13.38	15.06	3,318,273
	12/31/2006	12.17	13.38	3,585,367
	12/31/2005	11.88	12.17	3,884,610
	12/31/2004	11.52	11.88	4,241,664
	12/31/2003	7.33	11.52	4,454,821
	12/31/2002	12.16	7.33	4,309,422
	12/31/2001	17.54	12.16	4,343,366
	12/31/2000	19.76	17.54	4,245,836

Wilshire VIT Socially Responsible Fund	12/31/2009	$11.63	$13.97	3,447,693
	12/31/2008	19.74	11.63	3,586,901
	12/31/2007	20.53	19.74	3,955,740
	12/31/2006	17.25	20.53	4,147,538
	12/31/2005	16.61	17.25	4,346,986
	12/31/2004	14.85	16.61	4,566,563
	12/31/2003	11.70	14.85	4,696,964
	12/31/2002	13.70	11.70	4,762,269
	12/31/2001	14.96	13.70	4,931,921
	12/31/2000	13.81	14.96	4,744,087

0.95 M&E

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
AllianceBernstein VPS Large Cap Growth Portfolio	12/31/2009	$17.49		$23.78	72,087
	12/31/2008	29.33		17.49	73,572
	12/31/2007	26.06		29.33	70,482
	12/31/2006	26.48		26.06	72,782
	12/31/2005	23.28		26.48	53,264
	12/31/2004	21.69		23.28	40,081
	12/31/2003	17.75		21.69	29,049
	12/31/2002	25.91		17.75	23,199
	12/31/2001	31.75		25.91	12,501
	12/31/2000	40.89	*	31.75	7

AllianceBernstein VPS Small/Mid Cap Value Portfolio	12/31/2009	$12.34		$17.45	15,092
	12/31/2008	19.38		12.34	15,047
	12/31/2007	19.27		19.38	8,416
	12/31/2006	18.44	*	19.27	1,050

AllianceBernstein VPS Small Cap Growth Portfolio	12/31/2009	$8.07		$11.31	10,851
	12/31/2008	14.98		8.07	7502
	12/31/2007	13.30		14.98	4,228
	12/31/2006	14.00	*	13.30	423

Ariel Fund®(4)	12/31/2009	$29.98		$48.57	32,587
	12/31/2008	58.46		29.98	37,198
	12/31/2007	60.04		58.46	42,755
	12/31/2006	54.92		60.04	43,100
	12/31/2005	54.94		54.92	41,472
	12/31/2004	45.47		54.94	36,450
	12/31/2003	35.85		45.47	29,904
	12/31/2002	38.17		35.85	18,763
	12/31/2001	34.63	*	38.17	4,458

Ariel Appreciation Fund®(4)(5)	12/31/2009	$31.16		$50.33	51,869
	12/31/2008	53.06		31.16	60,944
	12/31/2007	54.32		53.06	71,883
	12/31/2006	49.43		54.32	72,751
	12/31/2005	48.48		49.43	65,006
	12/31/2004	43.27		48.48	52,986
	12/31/2003	33.35		43.27	44,994
	12/31/2002	37.56		33.35	29,898
	12/31/2001	34.01	*	37.56	10,787

Credit Suisse Trust — US Equity Flex I Portfolio(2)	12/31/2009	$12.00		$14.83	3,483
	12/31/2008	18.51		12.00	4,470
	12/31/2007	18.84		18.51	6,607
	12/31/2006	18.16		18.84	7,359
	12/31/2005	18.84		18.16	9,811
	12/31/2004	17.15		18.84	9,538
	12/31/2003	11.65		17.15	9,380
	12/31/2002	17.75		11.65	8,306
	12/31/2001	21.33		17.75	5,760
	12/31/2000	27.67	*	21.33	507

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
Davis Value Portfolio	12/31/2009	$8.91		$11.58	93,892
	12/31/2008	15.06		8.91	88,678
	12/31/2007	14.53		15.06	70,248
	12/31/2006	12.76		14.53	64,054
	12/31/2005	11.77		12.76	56,528
	12/31/2004	10.57		11.77	42,859
	12/31/2003	8.23		10.57	31,038
	12/31/2002	9.92		8.23	20,359
	12/31/2001	11.18		9.92	11,198
	12/31/2000	11.55	*	11.18	19

Delaware VIP Smid Cap Growth Series Service Class	12/31/2009	$11.94		$17.17	9,587
	12/31/2008	20.32		11.94	10,665
	12/31/2007	18.20		20.32	10,000
	12/31/2006	17.32		18.20	7,618
	12/31/2005	15.72		17.32	2,905
	12/31/2004	14.31	*	15.72	51

Delaware VIP REIT Series	12/31/2009	$6.59		$8.05	23,762
	12/31/2008	10.86	*	6.59	9,739

Delaware VIP Trend Series Service Class	12/31/2009	$19.41		$29.71	4,756
	12/31/2008	36.89		19.41	5,445
	12/31/2007	33.72		36.89	5,410
	12/31/2006	31.71		33.72	4,091
	12/31/2005	30.31		31.71	3,183
	12/31/2004	28.67	*	30.31	715

Dreyfus Investment Portfolios: Mid Cap Stock (Service Shares)(3)	12/31/2009	$12.23		$16.41	3,471
	12/31/2008	20.73		12.23	4,531
	12/31/2007	20.64		20.73	4,892
	12/31/2006	19.35		20.64	4,713
	12/31/2005	17.93		19.35	3,119
	12/31/2004	16.01	*	17.93	742

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio (Service Shares)	12/31/2009	$10.28		$12.74	3,668
	12/31/2008	14.66	*	10.28	8,72

Fidelity VIP Growth Portfolio	12/31/2009	$23.63		$29.98	83,496
	12/31/2008	45.25		23.63	79,110
	12/31/2007	36.07		45.25	69,579
	12/31/2006	34.16		36.07	62,534
	12/31/2005	32.69		34.16	58,033
	12/31/2004	32.00		32.69	48,757
	12/31/2003	24.37		32.00	35,305
	12/31/2002	35.30		24.37	26,663
	12/31/2001	43.47		35.30	13,526
	12/31/2000	53.21	*	43.47	281

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
Fidelity VIP Growth & Income Portfolio	12/31/2009	$10.95		$13.79	91,695
	12/31/2008	19.02		10.95	91,252
	12/31/2007	17.16		19.02	92,602
	12/31/2006	15.35		17.16	88,182
	12/31/2005	14.43		15.35	75,258
	12/31/2004	13.80		14.43	70,814
	12/31/2003	11.29		13.80	46,875
	12/31/2002	13.71		11.29	29,768
	12/31/2001	15.21		13.71	14,848
	12/31/2000	16.05	*	15.21	13

Fidelity VIP High Income Portfolio	12/31/2009	$8.34		$11.87	54,339
	12/31/2008	11.24		8.34	61,904
	12/31/2007	11.07		11.24	72,371
	12/31/2006	10.07		11.07	60,305
	12/31/2005	9.93		10.07	53,858
	12/31/2004	9.17		9.93	37,187
	12/31/2003	7.30		9.17	20,271
	12/31/2002	7.13		7.30	6,238
	12/31/2001	8.16		7.13	4,470
	12/31/2000	9.93	*	8.16	20

Fidelity VIP Index 500 Portfolio	12/31/2009	$102.75		$128.64	30,223
	12/31/2008	164.99		102.75	29,386
	12/31/2007	158.35		164.99	29,173
	12/31/2006	138.47		158.35	27,106
	12/31/2005	133.70		138.47	20,081
	12/31/2004	122.32		133.70	14,943
	12/31/2003	96.39		122.32	9,918
	12/31/2002	125.50		96.39	7,204
	12/31/2001	148.04		125.50	3,528
	12/31/2000	169.94	*	148.04	157

Fidelity VIP Investment Grade Bond Portfolio	12/31/2009	$16.10		$18.43	155,091
	12/31/2008	16.83		16.10	158,718
	12/31/2007	16.32		16.83	179,688
	12/31/2006	15.82		16.32	166,443
	12/31/2005	15.67		15.82	150,226
	12/31/2004	15.19		15.67	117,712
	12/31/2003	14.61		15.19	156,734
	12/31/2002	13.40		14.61	98,191
	12/31/2001	12.53		13.40	42,626
	12/31/2000	12.03	*	12.53	17

Fidelity VIP Mid Cap Portfolio	12/31/2009	$25.98		$36.00	81,579
	12/31/2008	43.41		25.98	80,647
	12/31/2007	37.99		43.41	84,821
	12/31/2006	34.12		37.99	80,760
	12/31/2005	29.19		34.12	65,985
	12/31/2004	23.64		29.19	44,701
	12/31/2003	17.26		23.64	32,778
	12/31/2002	19.36		17.26	29,139
	12/31/2001	20.26		19.36	20,979
	12/31/2000	20.05	*	20.26	1,213

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
Fidelity VIP Overseas Portfolio	12/31/2009	$17.25		$21.58	148,717
	12/31/2008	31.05		17.25	140,583
	12/31/2007	26.78		31.05	119,253
	12/31/2006	22.95		26.78	96,667
	12/31/2005	19.50		22.95	60,211
	12/31/2004	17.38		19.50	38,468
	12/31/2003	12.26		17.38	22,585
	12/31/2002	15.56		12.26	15,209
	12/31/2001	19.93		15.56	9,673
	12/31/2000	23.34	*	19.93	572

Goldman Sachs VIT Structured Small Cap Equity Fund(5)	12/31/2009	$9.50		$12.02	9,899
	12/31/2008	14.53		9.50	10,179
	12/31/2007	17.56		14.53	10,795
	12/31/2006	15.79		17.56	7,276
	12/31/2005	15.03		15.79	3,497
	12/31/2004	13.12	*	15.03	593

J.P. Morgan Insurance Trust U.S. Equity Portfolio(3)	12/31/2009	$10.23		$13.84	54,255
	12/31/2008	15.63		10.23	74,420
	12/31/2007	15.52		15.63	84,442
	12/31/2006	13.44		15.52	93,647
	12/31/2005	13.39		13.44	107,192
	12/31/2004	12.35		13.39	71,779
	12/31/2003	9.72		12.35	55,608
	12/31/2002	13.02		9.72	45,143
	12/31/2001	14.93		13.02	20,830
	12/31/2000	17.21	*	14.93	13

Lord Abbett Series Fund Growth Opportunities(3)	12/31/2009	$10.78		$15.55	10,385
	12/31/2008	17.61		10.78	12,777
	12/31/2007	14.66		17.61	16,015
	12/31/2006	13.72		14.66	16,002
	12/31/2005	13.23		13.72	9,405
	12/31/2004	12.08	*	13.23	578

Neuberger Berman Genesis Fund(4)	12/31/2009	$27.15		$33.88	83,820
	12/31/2008	40.89		27.15	85,290
	12/31/2007	33.97		40.89	80,592
	12/31/2006	32.06		33.97	76,885
	12/31/2005	27.90		32.06	58,628
	12/31/2004	23.79		27.90	48,790
	12/31/2003	18.28		23.79	40,775
	12/31/2002	19.07		18.28	40,191
	12/31/2001	17.34		19.07	24,204
	12/31/2000	15.89	*	17.34	13

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
Putnam VT Vista Fund	12/31/2009	$8.83		$12.14	25,259
	12/31/2008	16.36		8.83	29,288
	12/31/2007	15.91		16.36	30,307
	12/31/2006	15.23		15.91	30,904
	12/31/2005	13.71		15.23	31,830
	12/31/2004	11.67		13.71	30,018
	12/31/2003	8.84		11.67	26,032
	12/31/2002	12.87		8.84	20,926
	12/31/2001	19.54		12.87	13,012
	12/31/2000	24.83	*	19.54	25

Rainier Small/Mid Cap Equity Portfolio(4)	12/31/2009	$28.55		$36.75	44,296
	12/31/2008	56.27		28.55	46,500
	12/31/2007	46.76		56.27	45,227
	12/31/2006	41.16		46.76	39,405
	12/31/2005	35.36		41.16	29,713
	12/31/2004	30.41		35.36	23,948
	12/31/2003	20.99		30.41	16,316
	12/31/2002	26.50		20.99	11,865
	12/31/2001	27.84		26.50	6,305
	12/31/2000	30.33	*	27.84	135

Royce Capital Fund Small Cap Portfolio	12/31/2009	$8.12		$10.89	92,604
	12/31/2008	11.26		8.12	79,673
	12/31/2007	11.61		11.26	79,295
	12/31/2006	10.14		11.61	63,203
	12/31/2005	9.43		10.14	34,787
	12/31/2004	8.17	*	9.43	8,074

T. Rowe Price Equity Income Portfolio VIP II	12/31/2009	$16.42		$20.39	45,312
	12/31/2008	25.96		16.42	31,007
	12/31/2007	25.44		25.96	17,406
	12/31/2006	23.12	*	25.44	2,951

T. Rowe Price Prime Reserve Portfolio	12/31/2009	$$1.08		$1.08	668,761
	12/31/2008	1.06		1.08	942,413
	12/31/2007	1.02		1.06	366,465
	12/31/2006	1.00	*	1.02	173,556

T. Rowe Price Small Cap Stock Fund(4)	12/31/2009	$27.82		$38.10	12,011
	12/31/2008	42.41		27.82	14,388
	12/31/2007	43.47		42.41	16,076
	12/31/2006	39.00		43.47	17,292
	12/31/2005	36.37		39.00	21,660
	12/31/2004	30.99		36.37	22,457
	12/31/2003	23.69		30.99	17,900
	12/31/2002	27.95		23.69	15,968
	12/31/2001	26.54		27.95	8,412
	12/31/2000	26.99	*	26.54	8

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
T. Rowe Price Small Cap Value Fund(4)	12/31/2009	$35.57		$44.65	9,903
	12/31/2008	50.36		35.57	10,522
	12/31/2007	51.00		50.36	12,204
	12/31/2006	44.37		51.00	14,954
	12/31/2005	41.26		44.39	15,628
	12/31/2004	33.20		41.26	17,451
	12/31/2003	24.60		33.20	17,135
	12/31/2002	25.35		24.60	11,089
	12/31/2001	21.02		25.35	6,115
	12/31/2000	20.50	*	21.02	10

Wells Fargo Advantage Discovery Fundsm (formerly Strong Mid Cap)sm	12/31/2009	$22.52		$15.04	39,697
	12/31/2008	19.61		22.52	5,816
	12/31/2007	16.18		19.61	30,366
	12/31/2006	14.25		16.18	26,927
	12/31/2005	17.10	*	14.25	24,096
	12/31/2004	14.49		17.10	20,742
	12/31/2003	10.90		14.49	16,205
	12/31/2002	17.62		10.90	16,672
	12/31/2001	25.78		17.62	11,330
	12/31/2000	36.17		25.78	465

Wells Fargo Advantage Opportunity Fundsm	12/31/2009	$22.52		$32.97	3,744
	12/31/2008	37.93		22.52	5,816
	12/31/2007	35.91		37.93	6,106
	12/31/2006	32.30		35.91	6,796
	12/31/2005	30.22		32.30	11,135
	12/31/2004	14.49		30.22	13,146
	12/31/2003	19.01		14.49	16,205
	12/31/2002	26.23		19.01	9,420
	12/31/2001	27.44		26.23	6,745
	12/31/2000	28.74	*	27.44	1,328

Wilshire 5000 Index Portfolio Institutional(1)(4)	12/31/2009	$7.93		$9.99	7,566
	12/31/2008	12.69		7.93	6,705
	12/31/2007	12.21		12.69	7,219
	12/31/2006	10.75		12.21	14,110
	12/31/2005	10.25		10.75	19,470
	12/31/2004	9.28		10.25	27,641
	12/31/2003	7.20		9.28	30,497
	12/31/2002	9.21		7.20	30,384
	12/31/2001	10.48		9.21	36,238
	12/31/2000	12.18	*	10.48	25,071

Wilshire 5000 Index Portfolio Investment(4)	12/31/2009	$7.75		$9.75	149,731
	12/31/2008	12.43		7.75	145,687
	12/31/2007	11.98		12.43	179,822
	12/31/2006	10.57		11.98	171,006
	12/31/2005	10.10		10.57	137,378
	12/31/2004	9.17		10.10	100,788
	12/31/2003	7.14		9.17	68,856
	12/31/2002	9.17		7.14	48,780
	12/31/2001	10.46		9.17	29,246
	12/31/2000	12.16	*	10.46	30

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
Wilshire Large Co. Growth Portfolio Institutional(1)(4)	12/31/2009	$23.85		$31,70	1,814
	12/31/2008	41.28		23.85	1,787
	12/31/2007	35.67		41.28	1,813
	12/31/2006	34.18		35.67	2,319
	12/31/2005	31.70		34.18	2,352
	12/31/2004	29.89		31.70	2,949
	12/31/2003	23.78		29.89	3,549
	12/31/2002	30.61		23.78	3,019
	12/31/2001	36.94		30.61	4,308
	12/31/2000	46.14	*	36.94	4,218

Wilshire Large Co. Growth Portfolio Investment(4)	12/31/2009	$23.01		$30,47	52,641
	12/31/2008	39.94		23.01	57,161
	12/31/2007	34.66		39.94	58,391
	12/31/2006	33.33		34.66	55,721
	12/31/2005	31.03		33.33	47,350
	12/31/2004	29.35		31.03	39,972
	12/31/2003	23.43		29.35	23,340
	12/31/2002	30.24		23.43	18,111
	12/31/2001	36.60		30.24	14,979
	12/31/2000	45.86	*	36.60	10

Wilshire Large Co. Value Portfolio Investment(4)	12/31/2009	$17.42		$22.18
	12/31/2008	30.07		17.42	97,532
	12/31/2007	30.97		30.07	95,413
	12/31/2006	26.38		30.97	83,914
	12/31/2005	24.38		26.38	64,549
	12/31/2004	21.80		24.38	42,668
	12/31/2003	17.12		21.80	35,162
	12/31/2002	20.89		17.12	29,030
	12/31/2001	21.34		20.89	12,739
	12/31/2000	20.06	*	21.34	14

Wilshire Small Co. Growth Portfolio Investment(3)(4)	12/31/2009	$15.37		$19.87	10,743
	12/31/2008	25.50		15.37	12,276
	12/31/2007	23.76		25.50	14,747
	12/31/2006	21.58		23.76	16,381
	12/31/2005	21.02		21.58	15,551
	12/31/2004	18.13		21.02	8,713
	12/31/2003	13.36		18.13	7,681
	12/31/2002	15.67		13.36	6,832
	12/31/2001	16.30		15.67	2,303
	12/31/2000	17.80	*	16.30	12

Wilshire Small Co. Value Portfolio Investment(4)	12/31/2009	$18.68		$22.74	10,456
	12/31/2008	28.06		18.68	11,459
	12/31/2007	29.43		28.06	9,755
	12/31/2006	24.83		29.43	9,985
	12/31/2005	23.52		24.83	10,605
	12/31/2004	19.55		23.52	9,258
	12/31/2003	14.47		19.55	7,966
	12/31/2002	15.88		14.47	3,884
	12/31/2001	13.70		15.88	2,710
	12/31/2000	12.34	*	13.70	16

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
Wilshire VIT 2015 ETF Fund	12/31/2009	$8.15		$9.72	289,306
	12/31/2008	10.88		8.15	243,318
	12/31/2007	10.47		10.88	57,177
	12/31/2006	9.98	*	10.47	48

Wilshire VIT 2025 ETF Fund	12/31/2009	$7.76		$9.26	146.466
	12/31/2008	10.91		7.76	165,236
	12/31/2007	10.53		10.91	91,496
	12/31/2006	9.97	*	10.53	27,833

Wilshire VIT 2035 ETF Fund	12/31/2009	$7.22		$8.66	93,920
	12/31/2008	10.91		7.22	70,878
	12/31/2007	10.50		10.91	49,812
	12/31/2006	9.96	*	10.50	43

Wilshire VIT Balanced Fund	12/31/2009	$17.05		$19.95	83,962
	12/31/2008	23.47		17.05	93,333
	12/31/2007	22.99		23.47	120,047
	12/31/2006	20.79		22.99	110,505
	12/31/2005	20.13		20.79	85,774
	12/31/2004	18.78		20.13	73,428
	12/31/2003	15.86		18.78	58,242
	12/31/2002	17.45		15.86	46,279
	12/31/2001	17.44		17.45	27,817
	12/31/2000	17.54	*	17.44	5,361

Wilshire VIT Equity Fund	12/31/2009	$15.86		$19.43	60,245
	12/31/2008	26.76		15.86	65,924
	12/31/2007	26.43		26.76	75,122
	12/31/2006	22.81		26.43	64,705
	12/31/2005	21.76		22.81	49,380
	12/31/2004	19.94		21.76	55,483
	12/31/2003	15.78		19.94	39,475
	12/31/2002	19.77		15.78	32,968
	12/31/2001	20.84		19.77	22,694
	12/31/2000	21.68	*	20.84	6,127

Wilshire VIT Income Fund	12/31/2009	$17.08		$19.16	91,688
	12/31/2008	18.41		17.08	127,641
	12/31/2007	17.83		18.41	123,454
	12/31/2006	17.31		17.83	131,946
	12/31/2005	17.14		17.31	112,891
	12/31/2004	16.48		17.14	89,316
	12/31/2003	15.50		16.48	74,253
	12/31/2002	14.33		15.50	77,267
	12/31/2001	13.29		14.33	34,651
	12/31/2000	12.83	*	13.29	5,308

Wilshire VIT International Equity Fund	12/31/2009	$9.50		$12.34	81,108
	12/31/2008	17.03		9.50	86,876
	12/31/2007	15.81		17.03	76,793
	12/31/2006	12.90		15.81	68,365
	12/31/2005	11.82		12.90	61,563
	12/31/2004	10.79		11.82	61,609
	12/31/2003	8.22		10.79	51,642
	12/31/2002	10.51		8.22	53,922
	12/31/2001	14.41		10.51	52,642
	12/31/2000	15.72	*	14.41	9,695

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
Wilshire VIT Small Cap Growth Fund	12/31/2009	$8.17		$10.41	35,974
	12/31/2008	15.39		8.17	37,987
	12/31/2007	13.64		15.39	34,765
	12/31/2006	12.37		13.64	40,374
	12/31/2005	12.04		12.37	46,375
	12/31/2004	11.64		12.04	51,453
	12/31/2003	7.38		11.64	44,578
	12/31/2002	12.21		7.38	46,294
	12/31/2001	17.56		12.21	44,751
	12/31/2000	21.58	*	17.56	11,168

Wilshire VIT Socially Responsible Fund	12/31/2009	$11.92		$14.36	61,489
	12/31/2008	20.18		11.92	58,575
	12/31/2007	20.93		20.18	63,074
	12/31/2006	17.53		20.93	50,762
	12/31/2005	16.83		17.53	44,581
	12/31/2004	15.00		16.83	39,075
	12/31/2003	11.78		15.00	35,389
	12/31/2002	13.75		11.78	32,024
	12/31/2001	14.98		13.75	29,034
	12/31/2000	14.22	*	14.98	3,504

*	Inception price on date Underlying Fund was added to the Separate Account.

(1)	For Contracts issued before September 5, 2000, the Subaccounts of the HMLIC Separate Account invest in the Institutional Class of shares of each Fund. For Contracts issued on or after September 5, 2000, the Subaccounts invest in the Investment Class of shares of each Fund.

(2)	The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004 generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they were allocating Net Purchase Payments to the following Subaccounts on that date, Contract Owners may continue those allocations.

T. Rowe Price Small-Cap Stock Fund — Advisor Class
Wells Fargo Advantage VT Opportunity Fundsm
Credit Suisse Trust — U.S. Equity Flex I Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class

(3)	On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they were allocating Net Purchase Payments to the following Subaccounts on that date, Contract Owners may continue those allocations.

JPMorgan Insurance Trust U.S. Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

(4)	These Subaccounts are not available as investment options in Non-Qualified Contracts.

(5)	On and after May 1, 2008, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they were allocating Net Purchase Payments to the following Subaccounts on that date, Contract Owners may continue those allocations.

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

IA-004354 (5/09)

Prospectus for Variable Solutions Variable Deferred Annuity Contract Issued by
Horace Mann Life Insurance Company Separate Account
Flexible Premium Contract For Individuals
May 1, 2010

This prospectus offers a Variable annuity Contract to individuals. The Contract is issued by Horace Mann Life Insurance Company (“HMLIC”) as a flexible premium Contract. Certain of these Contracts may have been issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”). These Contracts are no longer sold by HMLIC. The investment choices under the Contracts are a fixed account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. Amounts allocated or transferred to the HMLIC Separate Account as directed by a Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as Variable investment options). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:

Lifecycle Funds
Wilshire Variable Insurance Trust 2015 ETF Fund
Wilshire Variable Insurance Trust 2025 ETF Fund
Wilshire Variable Insurance Trust 2035 ETF Fund

Large Company Stock Funds
Large Value
Davis Value Portfolio
T. Rowe Price Equity Income Portfolio VIP II
Wilshire Large Company Value Portfolio (Investment Class)(3)
Large Core
Fidelity VIP Growth & Income Portfolio SC 2
Fidelity VIP Index 500 Portfolio SC 2
JPMorgan Insurance Trust U.S. Equity Portfolio(2)
Wilshire 5000 Index Portfolio (Investment Class)(3)
Wilshire VIT Equity Fund
Large Growth
AllianceBernstein VPS Large Cap Growth Portfolio
Fidelity VIP Growth Portfolio SC 2
Wilshire Large Company Growth Portfolio (Investment Class)(3)

Mid-Size Company Stock Funds
Mid Value
AllianceBernstein VPS Small/Mid Cap Value Portfolio
Ariel Appreciation Fund®(3)(4)
Ariel Fund®(3)
Goldman Sachs VIT Mid Cap Value
Wells Fargo Advantage VT Opportunity FundSM (1)
Mid Core
Dreyfus Investment Portfolios: MidCap Stock Portfolio — Service Shares(2)
Fidelity VIP Mid Cap Portfolio SC 2
Rainier Small/Mid Cap Equity Portfolio(3)
Calvert VP S&P Mid Cap 400 Index
Mid Growth
Delaware VIP Smid Cap Growth Series — Service Class
Lord Abbett Series Fund Growth Opportunities Portfolio(2)
Putnam VT Vista Fund (IB Shares)
Wells Fargo Advantage VT Discovery Fundsm

Small Company Stock Funds
Small Value
Royce Capital Fund Small-Cap Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class(1)
Wilshire Small Company Value Portfolio
(Investment Class)(3)
Small Core
Credit Suisse Trust — U.S. Equity Flex I Portfolio(2)
Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares
Goldman Sachs VIT Structured Small Cap Equity Fund(4)
Lazard Retirement US Small-Mid Cap Eq Ser
Neuberger Berman Genesis Fund — Advisor Class(3)
T. Rowe Price Small-Cap Stock Fund — Advisor Class(1)
Small Growth
AllianceBernstein VPS Small Cap Growth Portfolio
Delaware VIP Trend Series — Service Class
Wilshire Small Company Growth Portfolio (Investment Class)(2)(3)
Wilshire VIT Small Cap Growth Fund

International Stock Funds
Fidelity VIP Emerging Markets SC 2
Fidelity VIP Overseas Portfolio SC 2
Wilshire VIT International Equity Fund

Specialty
Wilshire VIT Socially Responsible Fund

Real Estate
Delaware VIP REIT Series (Service Class)

Bond Funds
Fidelity VIP High Income Portfolio SC 2
Fidelity VIP Investment Grade Bond Portfolio SC 2
Templeton Global Bond Securities Fund — Class 4
Wilshire VIT Income Fund

Balanced Fund
Wilshire VIT Balanced Fund

Money Market
T. Rowe Price Prime Reserve Portfolio

(1)	The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004, generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they were allocating Net Premiums to the following Subaccounts on that date, Contract Owners may continue those allocations.

T. Rowe Price Small-Cap Stock Fund — Advisor Class
Wells Fargo Advantage VT Opportunity Fundsm
Credit Suisse Trust — U.S. Equity Flex I Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class

(2)	On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they were allocating Net Premiums to the following Subaccounts on that date, Contract Owners may continue those allocations.

JPMorgan Insurance Trust U.S. Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

(3)	These Subaccounts are not available as investment options in Non-Qualified Contracts.

(4)	On and after May 1, 2008, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they were allocating Net Premiums to the following Subaccounts on that date, Contract Owners may continue those allocations.

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Trademarks used in this document are owned by and used with the permission of the appropriate company.

This prospectus sets forth the information an investor should know before purchasing or making additional premium payments to a Contract and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2010. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll free). The table of contents of the Statement of Additional Information appears at the end of this prospectus.

The Securities and Exchange Commission maintains a website (www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

Horace Mann Investors Inc., the distributor of the Contracts, is a member of the Securities Investor Protection Corporation (SIPC). Visit www.sipc.org, call 1-202-371-8300 or write to SIPC at 805 15th Street, N.W. Suite 800, Washington, D.C. 20005-2215 for information about SIPC, including the SIPC brochure.

The date of this prospectus is May 1, 2010.

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THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACT OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

3

Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Contract Owner’s interest in a Subaccount before Annuity Payments begin.

Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.

Annuitant: The natural person whose life determines the Annuity Payments made under the Contract.

Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Total Accumulation Value on the Annuity Date, less any applicable premium tax and applicable Withdrawal Charge.

Annuity Date: The date Annuity Payments begin. The individual Contract offered by this prospectus describes the criteria for determining Annuity Dates.

In addition, Qualified Plans often place certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Plans (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. See “Tax Consequences — Required Minimum Distributions.”

Annuity Payments: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity payout arrangement provides a series of payments that will be equal in amount throughout the Annuity Period, except in the case of certain joint and survivor Annuity Payment options. A fixed annuity payout arrangement does not participate in the investment experience of any Subaccount. A Variable annuity payout arrangement provides a series of payments that vary in amount.

Annuity Period: The period during which Annuity Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.

Contract: The individual flexible premium deferred Variable annuity contract this prospectus offers.

Contract Owner (You, Your): The individual or entity to whom the Contract is issued.

Contract Year: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of that date.

FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of NASD and the member regulation, enforcement and arbitration functions of the New York Stock Exchange.

Fixed Cash Value: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.

HMLIC, We, Us, Our: Horace Mann Life Insurance Company.

Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.

Mutual Fund(s): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.

Net Premium: The balance of each premium payment received by HMLIC after deducting any applicable premium taxes.

Non-Qualified Contract: A Contract that is not a Qualified Plan.

Qualified Plan: The term “Qualified Plan” in this prospectus will be used to describe the following contracts: Internal Revenue Code (“IRC”) Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 408 individual retirement annuity (“IRA”); IRC Section 408A Roth IRA (“Roth IRA”); IRC Section 408(p) simple retirement annuity (“SIMPLE”); IRC Section 408(k) simplified employee pension (“SEP”); IRC Section 457(b) eligible governmental plan annuity (“457(b) Contract”); and IRC 401 qualified annuity.

Separate Account: The Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.

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Subaccount: A division of the Separate Account that invests in shares of the corresponding Underlying Fund. Certain Subaccounts are not available for investment under Non-Qualified Contracts.

Total Accumulation Value: The sum of the Fixed Cash Value and the Variable Cash Value before Annuity Payments begin.

Underlying Funds: All Mutual Funds listed in this document that are available for investment by the Separate Account.

Valuation Date: Any day on which the New York Stock Exchange (“NYSE”) is open for trading and on which the net asset value of each share of the Underlying Funds is determined except for the day after Thanksgiving. The Valuation Date ends at 3:00 p.m. Central time, or the close of the NYSE, if earlier. We deem receipt of any Net Premium or request to occur on a particular Valuation Date if We receive the Net Premium or request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central time on that day. If received at or after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.

Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

Variable: The values vary based on the investment performance of the Subaccount(s) selected.

Variable Cash Value: The dollar value of the Separate Account investment options under the Contract before Annuity Payments begin.

Withdrawal Charge: (a contingent deferred sales charge) An amount kept by HMLIC if a withdrawal is made, if the Contract is surrendered or upon certain annuitizations. The charge is intended to compensate HMLIC for the cost of selling the Contract.

5

Summary

This summary is intended to provide a brief overview of the more significant aspects of the Contract. More detailed information about the material rights and features under the Contract can be found elsewhere in this prospectus and in the Separate Account Statement of Additional Information. This prospectus discloses all material features and benefits of the Contract. This prospectus is intended to serve as a disclosure document that focuses on the Variable portion of the Contract only. For information regarding the fixed portion, refer to the Contract.

Detailed information about the Underlying Funds is contained in each Underlying Fund’s prospectus and in each Underlying Fund Statement of Additional Information.

The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund’s prospectus.

What is the “Separate Account?”

The Separate Account segregates assets dedicated to the Variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

Who may Purchase the Contract offered by this prospectus?

This product is no longer offered for sale. The Contract is designed for individuals seeking long-term tax-deferred accumulation of funds. Purchasing the Contract as an investment vehicle for a qualified retirement plan does not provide any additional tax advantage beyond that already available through the qualified plan.

The Contract was offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. (“HM Investors”). In addition, the Contract was offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of FINRA.

What are my investment choices?

You may have money allocated to or invested in up to 24 investment options (including the fixed account) at any one time. Certain Subaccounts are not available for investment under Non-Qualified Contracts.

(a)	Separate Account

Includes Subaccounts each of which invests in one of the following Underlying Funds:

Lifecycle Funds
Wilshire Variable Insurance Trust 2015 ETF Fund
Wilshire Variable Insurance Trust 2025 ETF Fund
Wilshire Variable Insurance Trust 2035 ETF Fund

Large Company Stock Funds
Large Value
Davis Value Portfolio
T. Rowe Price Equity Income Portfolio VIP II
Wilshire Large Company Value Portfolio (Investment Class)(3)

Large Core
Fidelity VIP Growth & Income Portfolio SC 2
Fidelity VIP Index 500 Portfolio SC 2
JPMorgan Insurance Trust U.S. Equity Portfolio(2)
Wilshire 5000 Index Portfolio (Investment Class)(3)
Wilshire VIT Equity Fund

Large Growth
AllianceBernstein VPS Large Cap Growth Portfolio
Fidelity VIP Growth Portfolio SC 2
Wilshire Large Company Growth Portfolio (Investment Class)(3)

Mid-Size Company Stock Funds
Mid Value
AllianceBernstein VPS Small/Mid Cap Value Portfolio
Ariel Appreciation Fund®(3)(4)
Ariel Fund®(3)
Goldman Sachs VIT Mid Cap Value
Wells Fargo Advantage VT Opportunity Fundssm(1)

Mid Core
Dreyfus Investment Portfolios: MidCap Stock Portfolio — Service Shares(2)
Fidelity VIP Mid Cap Portfolio SC 2
Rainier Small/Mid Cap Equity Portfolio(3)
Calvert VP S&P Mid Cap 400 Index

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Mid Growth
Delaware VIP Smid Cap Growth Series — Service Class
Lord Abbett Series Fund Growth Opportunities Portfolio(2)
Putnam VT Vista Fund (IB Shares)
Wells Fargo Advantage VT Discovery Fundsm

Small Company Stock Funds
Small Value
Royce Capital Fund Small-Cap Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class(1)
Wilshire Small Company Value Portfolio (Investment Class)(3)

Small Core
Credit Suisse Trust — U.S. Equity Flex I Portfolio(1)
Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares
Goldman Sachs VIT Structured Small Cap Equity Fund(4)
Lazard Retirement US Small-Mid Cap Eq Ser
Neuberger Berman Genesis Fund — Advisor Class(3)
T. Rowe Price Small-Cap Stock Fund — Advisor Class(1)

Small Growth
AllianceBernstein VPS Small Cap Growth Portfolio
Delaware VIP Trend Series — Service Class
Wilshire Small Company Growth Portfolio (Investment Class)(2)(3)
Wilshire VIT Small Cap Growth Fund

International Stock Funds
Fidelity FIP Emerging Markets SC 2
Fidelity VIP Overseas Portfolio SC 2
Wilshire VIT International Equity Fund

Specialty
Wilshire VIT Socially Responsible Fund

Real Estate
Delaware VIP REIT Series (Service Class)

Bond Funds
Fidelity VIP High Income Portfolio SC 2
Fidelity VIP Investment Grade Bond Portfolio SC 2
Templeton Global Bond Securities Fund — Class 4
Wilshire VIT Income Fund

Balanced Fund
Wilshire VIT Balanced Fund

Money Market
T. Rowe Price Prime Reserve Portfolio

(1)	The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004 generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they were allocating Net Premiums to the following Subaccounts on that date, Contract Owners may continue those allocations.

T. Rowe Price Small-Cap Stock Fund — Advisor Class
Wells Fargo Advantage VT Opportunity Fundsm
Credit Suisse Trust — U.S. Equity Flex I Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class

(2)	On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they were allocating Net Premiums to the following Subaccounts on that date, Contract Owners may continue those allocations.

JPMorgan U.S. Large Cap Core Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

(3)	These Subaccounts are not available as investment options in Non-Qualified Contracts.

(4)	On and after May 1, 2008, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they were allocating Net Premiums to the following Subaccounts on that date, Contract Owners may continue those allocations.

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

(b)	Fixed Account. You also may direct Your premium payments (or transfer any of Your Total Accumulation Value) to the Fixed Account and receive a guaranteed minimum interest rate. (See the Contract)

When can I transfer between accounts?

At any time before the Contract’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, subject to certain restrictions. The dollar cost averaging program allows you to preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or

7

12-month period to complete the dollar cost averaging program. The dollar cost averaging program is only available before the Annuity Date. For complete details see “The Contract — Transactions — Transfers.”

May I withdraw all or part of the Contract value before the Annuity Date?

Unless restricted by the Internal Revenue Code of 1986 as amended (“IRC”), or Your employer’s Plan Document, if applicable, a Contract Owner may at any time before the Annuity Date surrender his or her Contract in whole or withdraw in part for cash. In any Contract Year, You may withdraw a portion of Your Total Accumulation Value without a surrender charge. Each surrender or partial withdrawal from the Variable Cash Value is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Withdrawal Charges as described in “Deductions and Expenses — Withdrawal Charges.” For information specific to a withdrawal of the Fixed Cash Value, see Your Contract.

What are the charges or deductions?

The Contract may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.

We deduct a mortality and expense risk fee (M&E Fee) from the Separate Account. This fee is computed on a daily basis and will not exceed an annual rate of 1.25% of the daily net assets of the Separate Account

A fixed annual maintenance fee that may not exceed $25 is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes issue multiple Contracts with the same first nine digits in the Contract numbers to accommodate multiple sources of funds, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year.

We do not assess a sales expense charge on premium payments, but do assess a decreasing Withdrawal Charge against surrenders, withdrawals and certain annuitizations. The charge is deducted from the Contract Owner’s value in the Subaccount(s) from which the withdrawal is made. See “The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

What are the federal income tax consequences of investing in this Contract?

Amounts contributed through salary reduction (other than amounts designated as Roth contributions), employer contributions, or deductible amounts in the case of traditional IRAs are not taxed at the time of contribution. Earnings are also not taxed as they accumulate within the annuity Contract. Except for qualified distributions from Roth IRAs or after-tax contributions, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the IRC.

The IRC provides penalties for premature distributions under annuity contracts and various retirement plans. Values may not be withdrawn from Section 403(b) or Section 457(b) Contracts except under certain circumstances. See “Tax Consequences.” This Contract may not be suitable for short-term investment. See “The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

If I receive my Contract and am dissatisfied, may I return it?

The Contract Owner may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund the greater of the premium payments made for the Contract, less any withdrawals and any outstanding loan balance, or the Total Accumulation Value.

When can I begin receiving Annuity Payments, and what options are available?

Payments will begin on the Annuity Date set by the terms of Your Contract. Variable Annuity Payments are only made in monthly installments. Various Annuity Payment options are available under the Contract.

Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. The following options are available for receiving Annuity Payments: Life Annuity with payments guaranteed for periods of 0, 10, 15 or 20 years, Joint and Survivor Annuity and Payments for a Specified Period.

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Fee Tables and Example

The following tables describe the highest fees and expenses that You may pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses:(1)

Surrender Fees (“Withdrawal Charge”) (as a percentage of amount surrendered, if applicable).

Percentage of
Contract Year	Amount Withdrawn

1	9%
2	8%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9	1%
Thereafter	0%

Periodic Fees and Expenses

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.

Annual Contract Fee(2)	$25
Separate Account Annual Expenses (as a percentage of average Variable Cash Value)
Mortality and Expense Risk Fees	1.25%
Total Separate Account Annual Expenses	1.25%

The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2009. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund.

Total Annual Underlying Fund Operating Expenses(3)	Lowest	Highest
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.35%	3.18%

The table showing the range of expenses for the Underlying Funds takes into account the expenses of the Lifecycle Funds and the Wilshire VIT Balanced Fund, each of which is a “fund of funds.” A “fund of funds” purchases shares of other funds (each an “Acquired Fund”). Each “fund of funds” has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Lifecycle Fund or the Balanced Fund on the combined actual expenses for each such “fund of funds,” which include the pro rata portion of the fees and expenses incurred indirectly by a Lifecycle Fund or the Balanced Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Lifecycle Funds or the Balanced Fund for a presentation of the applicable Acquired Fund fees and expenses.

(1)	Any premium taxes relating to the Contract will be deducted from the premium or deducted from the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence. Premium taxes currently range between 0% and 3.5%.

(2)	The annual contract fee is waived if the Contract value equals or exceeds $10,000. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes issue multiple Contracts with the same first nine digits in the Contract numbers to accommodate multiple sources of funds, such as employee versus employer. In these situations, We will deduct only one annual contract fee per year.

(3)	The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. HMLIC has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2009. Current or future expenses may be greater or less than those shown. These numbers do not reflect any Underlying Fund fee or expense waivers. The Underlying Funds may impose a redemption fee on certain transactions and these are not reflected above. Please see “Transactions — Market Timing” for a discussion of these fees.

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Example

This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable annuity contracts. These costs include Contract Owner transaction expenses, any annual Contract fees, Separate Account annual expenses and Underlying Fund fees and expenses.

The Example assumes that You invest $10,000 in the Contract for the time periods indicated. The Example also assumes any applicable Withdrawal Charge, that Your investment has a 5% return each year and assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2009, without reflecting the impact of any Underlying Fund fee or expense waivers. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:

If You surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years

$1,366	$2,099	$2,385	$4,685

If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years

$463	$1,394	$2,328	$4,685

Please remember that the Example is simply an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.

Condensed Financial Information

Tables showing the Accumulation Unit Value information for each Subaccount of the Separate Account available under the Contracts are presented in “Appendix A — Condensed Financial Information.”

Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free).

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Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds

Horace Mann Life Insurance Company

HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 (“HMLIC’s Home Office”), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the NYSE.

The Fixed Account

The fixed account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. You must depend on the financial strength of HMLIC for satisfaction of HMLIC’s obligations under the Contract. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual effective interest rate as specified in the Contracts. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. For additional information about the fixed account, see Your Contract.

The fixed account has not been registered with the U.S. Securities and Exchange Commission, and the staff of the U.S. Securities and Exchange Commission has not reviewed the disclosure in the prospectus relating to the fixed account.

The Separate Account

On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contract without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contract, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Contract. HMLIC is solely responsible for its obligations under the Contract. While HMLIC is obligated to make payments under the Contract, the amounts of variable Annuity Payments are not guaranteed.

The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.

The Underlying Funds

Each of the Underlying Funds is registered with the Securities and Exchange Commission (“SEC”) as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Underlying Funds by the SEC.

The Underlying Funds are listed below along with their primary investment objectives and adviser for each Underlying Fund. There is no assurance that any of the Funds will achieve its objective. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657, calling (800) 999-1030 (toll-free) or sending a telefacsimile (FAX) transmission to (877) 832-3785. You may also access the prospectuses on HMLIC’s website at www.horacemann.com. Once in the site, click on the “Products” tab, then “Annuity” and then “Investment options.”

Name	Objective	Investment Type	Adviser
Wilshire Variable Insurance Trust 2015 ETF Fund(4)	High current income/Capital appreciation	Lifecycle	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2025 ETF Fund(4)	High current income/Capital appreciation	Lifecycle	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

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Name	Objective	Investment Type	Adviser

Wilshire Variable Insurance Trust 2035 ETF Fund(4)	High current income/Capital appreciation	Lifecycle	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Davis Value Portfolio	Long-term capital growth	Large value	The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.

T. Rowe Price Equity Income Portfolio VIP II	Long-term Capital appreciation	Large value	The T. Rowe Price Equity Income Portfolio VIP II is advised by T. Rowe Price Associates, Inc.

Wilshire Large Company Value Portfolio (Investment Class)(3)	Long-term capital growth	Large value	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Fidelity VIP Growth & Income Portfolio SC 2	Current income/Capital growth	Large core	The Fidelity VIP Growth and Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Index 500 Portfolio SC 2	Long-term capital growth	Large core	The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co. The Fidelity VIP Index 500 is managed by Geode, a subadvisor to the fund.

JPMorgan Insurance Trust U.S. Equity Portfolio(2)	Long-term capital growth	Large core	The JPMorgan U.S. Large Cap Core Equity Portfolio is a series of the J.P. Morgan Series Trust II and is advised by J.P. Morgan Investment Management Inc.

Wilshire 5000 Index Portfolio (Investor Class)(3)	Capital growth	Large core	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Equity Fund	Long-term capital growth	Large core	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

AllianceBernstein VPS Large Cap Growth Portfolio	Long-term capital growth	Large growth	The AllianceBernstein Large Cap Growth Portfolio is a series of the AllianceBernstein Variable Products Series Fund and is advised by AllianceBernstein L.P.

Fidelity VIP Growth Portfolio SC 2	Capital growth	Large growth	The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Wilshire Large Company Growth Portfolio(3)	Long-term capital growth	Large growth	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

AllianceBernstein VPS Small/Mid Cap Value Portfolio	Long-term capital growth	Medium value	The AllianceBernstein Variable Products Series Small/Mid Cap Value Portfolio is advised AllianceBernstein L.P.

Ariel Fund®(3)	Long-term capital appreciation	Medium value	The Ariel Fund is advised by Ariel Investments, LLC.

Ariel Appreciation Fund®(3)(5)	Long-term capital appreciation	Medium value	The Ariel Appreciation Fund is advised by Ariel Investments, LLC.

Goldman Sachs VIT Mid Cap Value	Long-term capital appreciation	Medium value	The Goldman Sachs VIT Mid Cap Value Fund is advised by Goldman Sachs Asset Management, L.P. (“GSAM”).

Wells Fargo Advantage VT Opportunity Fundsm(1)	Long-term capital appreciation	Medium value	The Wells Fargo Advantage Opportunity Fund is advised by Wells Capital Management.

Dreyfus Investment Portfolios: Mid Cap Stock Portfolio — Service Shares(2)	Long-term capital growth	Medium core	Dreyfus Investment Portfolios: MidCap Stock Portfolio is advised by The Dreyfus Corporation.

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Name	Objective	Investment Type	Adviser

Fidelity VIP Mid Cap Portfolio SC 2	Long-term capital growth	Medium core	The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Rainier Small/Mid Cap Equity Portfolio(3)	Long-term capital growth	Medium core	The Rainier Small/Mid Cap Equity Portfolio is advised by Rainier Investment Management, Inc.

Calvert VP S&P MidCap 400 Index	Long-term capital growth	Medium core	The Calvert VP S&P MidCap 400 Index is advised by Calvert Asset Management Company, Inc.

The Delaware VIP Smid Cap Growth Series — Service Shares	Long-term capital growth	Medium growth	The Delaware VIP Smid Cap Growth Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Lord Abbett Series Fund Growth Opportunities Portfolio(2)	Capital appreciation	Medium growth	The Lord Abbett Series Fund — Growth Opportunities Portfolio is advised by Lord, Abbett & Co. LLC.

Putnam VT Vista Fund (IB Shares)	Capital appreciation	Medium growth	Putnam VT Vista Fund is a series of the Putnam Variable Trust and is advised by Putnam Management.

Wells Fargo Advantage VT Discovery Fund SM	Long-term capital appreciation	Medium growth	The Wells Fargo Advantage Discovery Fund is advised by Wells Capital Management.

Royce Capital Fund Small-Cap Portfolio	Long-term capital growth	Small value	The Royce Capital Fund Small-Cap Portfolio is advised by Royce & Associated, LLC.

T. Rowe Price Small-Cap Value Fund — Advisor Class(1)	Long-term capital growth	Small value	The T. Rowe Price Small Cap Stock Fund is advised by T. Rowe Price Associates, Inc.

Wilshire Small Company Value Portfolio (Investment Class)(3)	Long-term capital growth	Small value	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Credit Suisse Trust — U.S. Equity Flex I Portfolio(1)	Capital growth	Small core	The Credit Suisse Trust — U.S. Equity Flex I Portfolio is advised by Credit Suisse Asset Management, LLC.

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares	Long-term capital growth	Real estate	Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio is advised by The Dreyfus Corporation.

Goldman Sachs VIT Structured Small Cap Equity Fund(5)	Long-term capital growth	Small core	The Goldman Sachs VIT Structured Small Cap Equity Fund is a series of the Goldman Sachs Variable Insurance Trust and is advised by Goldman Sachs Asset Management, L.P.

Lazard Retirement US Small-Mid Cap Eq Ser	Long-term capital appreciation	Small core	The Lazard Retirement US Small-Mid Cap Eq Ser is advised by Lazard Asset Management LLC.

Neuberger Berman Genesis Fund — Advisor Class(3)	Capital growth	Small core	Neuberger Berman Genesis Fund — Advisor Class is advised by Neuberger Berman Management Inc. and subadvised by Neuberger Berman LLC.

T. Rowe Price Small-Cap Stock Fund — Advisor Class(1)	Long-term capital growth	Small core	The T. Rowe Price Small Cap Stock Fund is advised by T. Rowe Price Associates, Inc.

AllianceBernstein VPS Small Cap Growth Portfolio	Long-term capital growth	Small growth	The AllianceBernstein VPS Small Cap Growth Portfolio is advised by AllianceBernstein L.P.

Delaware VIP Trend Series — Service Class	Long-term capital growth	Small growth	The Delaware VIP Trend Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

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Name	Objective	Investment Type	Adviser

Wilshire Small Company Growth Portfolio (Investment Class)(2)(3)	Long-term capital growth	Small growth	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Small Cap Growth Fund	Long-term capital growth	Small growth	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Fidelity VIP Emerging Markets SC 2	Capital appreciation	International	The Fidelity VIP Emerging Markets Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Overseas Portfolio SC 2	Long-term capital growth	International	The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Wilshire VIT International Equity Fund	Long-term capital growth	International	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Socially Responsible Fund	Long-term capital growth	Specialty	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Delaware VIP REIT Series (Service Class)	Long-term total return/capital appreciation	Real estate	The Delaware VIP REIT Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Fidelity VIP High Income Portfolio SC 2	High current income/Capital growth	Bond	The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Investment Grade Bond Portfolio SC 2	Current income	Bond	The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Templeton Global Bond Securities Fund — Class 4	High current income/ preservation of capital	Bond	The Templeton Global Bond Securities Fund is advised by Franklin Advisers, Inc.

Wilshire VIT Income Fund	Current income	Bond	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Balanced Fund(4)	Capital growth/Current income	Balanced	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

T. Rowe Price Prime Reserve Portfolio	Current income/ Preservation of capital	Money Market	The T. Rowe Price Prime Reserve Portfolio is advised by T. Rowe Price Associates, Inc.

(1)	The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004, generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they were allocating Net Premiums to the following Subaccounts on that date, existing Contract Owners may continue those allocations.

T. Rowe Price Small-Cap Stock Fund — Advisor
Class Wells Fargo Advantage VT Opportunity Fundsm
Credit Suisse Trust — U.S. Equity Flex I Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class

(2)	On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they were allocating Net Premiums to the following Subaccounts on that date, Contract Owners may continue those allocations.

JPMorgan Insurance Trust U.S. Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service
Shares Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

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(3)	These Subaccounts are not available as investment options in Non-Qualified Contracts.

(4)	Each of these Underlying Funds is considered a “fund of funds.” This means that the Underlying Fund purchases shares of other funds. A fund of funds may have higher expenses than funds investing directly in debt and equity securities.

(5)	On and after May 1, 2008, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts, Additionally, if they were allocating Net Premiums to the following Subaccounts on that date, Contract Owners may continue those allocations.

Ariel Appreciation Fund

Goldman Sachs VIT Structured Small Cap Equity Fund

The Underlying Funds may sell shares to separate accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans, or to certain pension and retirement plans qualifying under Section 401 of the IRC. It is possible that, in the future, material conflicts could arise as a result of such “mixed and shared” investing.

The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.

Limit on Number of Subaccounts Selected — HMLIC reserves the right to limit the number of Subaccounts selected at one time during the accumulation phase or the annuitization phase of Your Contract.

Selection of Underlying Funds — We select the Underlying Funds offered through the Separate Account based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund, its adviser or sub-adviser or an affiliate will make payments to Us or Our affiliates. (For additional information on these arrangements, see “Payments We Receive.”) We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Purchase Payments and/or transfers of account value if We determine, in consultation with the plan sponsor, that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in Your Variable Account Value resulting from the performance of the Underlying Funds You have chosen.

Separate Account Pricing Agreement — Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.

Payments We Receive — As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Contract and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.

In addition, We receive payments from Wilshire Associates Incorporated as a result of Our involvement in developing and launching the Wilshire Variable insurance Trust Lifecycle Funds (“Lifecycle Funds”). These payments are derived from the advisory fees deducted from Lifecycle Fund assets, which are paid by all investors in the Lifecycle Funds, including Contract Owners who elect to allocate Net Premium or Account Value to one or more Lifecycle Funds.

Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.

Addition, Deletion, or Substitution of Underlying Funds — We do not guarantee that each Underlying Fund will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the Securities and Exchange Commission

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(“SEC”) and any state governmental agency, to the extent required by the Investment Company Act of 1940 (“1940 Act”) or other applicable law.

We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.

Voting Rights — We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.

We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.

The Contract

Contract Owners’ Rights

A Contract may be issued under a retirement plan on a qualified basis as defined in the IRC or as a Non-Qualified Contract. Annuity contracts and Qualified Plans are subject to certain tax restrictions. See “Tax Consequences.”

To participate in a Qualified Plan, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC.

Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary and to agree to a modification of the Contract terms. When multiple Contracts with the same first nine digits in the Contract numbers are issued to accommodate multiple sources of funds, such as employee versus employer, beneficiaries must be consistent for all such Contracts issued, and the death benefit will be determined as the aggregate death benefit for all such Contracts issued. No designation or change in designation of a beneficiary will take effect unless We receive written request therefor at Our Home Office. The request will take effect as of the Valuation Date We receive it, subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Contract issued under a Qualified Plan is generally prohibited. A Non-Qualified Contract may be assigned by giving Us written notice. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of a State Insurance Commissioner, to require that the assignment will be effective only upon acceptance by Us, and to refuse assignments at any time on a non-discriminatory basis.

This prospectus describes only the variable portions of the Contract. On the Annuity Date, the Contract Owner has certain rights to acquire fixed annuity options. See the Contract for details regarding fixed Annuity Payments.

Purchasing the Contract

The Contract ,which is not being sold to new Contract Owners, was offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contract may have been offered and sold through independent agents and other broker-dealers. HMLIC entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of HMEC. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers. Sales commissions range from 1.00% to 11.00% of premium payments received.

To purchase the Contract offered by this prospectus, an applicant must have completed an application bearing all requested signatures and a suitability form. For 457(b) and 401 Contracts the employer purchased the Contract on behalf of the employee but the employee was still required to complete an application and suitability form.

Applications must have been sent to HMLIC’s Home Office. If the appropriate broker-dealer approved the suitability of the sale, the application was complete, and the initial premium payment was received at Our Home Office, We issued a Contract within

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2 business days of receipt and credited the initial premium payment to the Contract. We deemed receipt to occur on a Valuation Date if We received a properly completed application and initial premium payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deemed receipt to occur on the following Valuation Date. If an incomplete application was received, HMLIC promptly requested additional information needed to process the application. Any initial premium payment received by HMLIC was held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information was not received within these five business days HMLIC returned any initial premium payment received by HMLIC, unless otherwise directed by the applicant.

Although We do not anticipate delays in Our receipt and processing of applications or premium payments, We may experience such delays to the extent agents fail to forward applications and premium payments to Our Home Office on a timely basis.

Canceling the Contract

You have the right to cancel a Contract for any reason within 30 days after You receive the Contract. To cancel a Contract, You must provide written notice of cancellation and return the Contract to Us at Our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the greater of (1) the premium payments made for this Contract, less any withdrawals and any outstanding loan balance or (2) the Total Accumulation Value within 7 days after We receive the returned Contract. Upon return of the Contract, it will be deemed void.

Premium Payments

Amount and Frequency of Premium Payments — Net Premium payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. The minimum premium payment for Your Contract is $300 annually. The minimum premium increase is $120 annually.

The IRC limits the amounts which may be contributed to Qualified Plans. See “Tax Consequences — Taxation of Qualified Plans — Contribution Limitations and General Requirements Applicable to Qualified Plans.”

Allocation of Net Premium Payments — All or part of the Net Premium payments made may be allocated to one or more Subaccounts. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request by HMLIC’s Home Office unless a future date is requested.

Accumulation Units and Accumulation Unit Value — Net Premium payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges under the Contract.

Accumulation Units are valued on each Valuation Date. If We receive Your Net Premium payment before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your Net Premium payment at or after 3:00 p.m. Central Time (at or after the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.

The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•	minus the dollar amount of the mortality and expense risk fee We deduct for each day in the Valuation Period;
•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

Transactions

The information in this section of the prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction.

Transfers — Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, subject to Contract limitations, prior to the Annuity Date. HMLIC reserves the right to limit transfers from the fixed account to the Subaccounts as follows:

•	No more than 25% of the fixed account can be transferred to the Subaccounts during a 365 day period.
•	Any request for a total transfer from the fixed account to the Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the final transfer.

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You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.

A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing HMLIC’s website at www.horacemann.com and looking in the “Account Access” section.

Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.

Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the investment options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request (in a form acceptable to Us) at HMLIC’s Home Office unless a future date is requested. See “Other Information — Forms Availability.”

On and after June 1, 2004, no new transfers have been allowed to the following Subaccounts:

T. Rowe Price Small-Cap Stock Fund — Advisor Class
Wells Fargo Advantage VT Opportunity Fundsm
Credit Suisse Trust — U.S. Equity Flex I Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class

On and after May 1, 2006, no new transfers have been allowed to the following Subaccounts:

JPMorgan Insurance Trust U.S. Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

On and after May 1, 2008, no new transfers have been allowed to the following Subaccounts:

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Dollar Cost Averaging — Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar mounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The minimum amount to be transferred to any one investment option is 5%. HMLIC reserves the right to limit the number of Subaccounts and which Subaccounts are available for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), or by telefacsimile (FAX) transmission to (877) 832-3785. This option is only available prior to the Annuity Date.

The transfers will begin on the Valuation Date of receipt of the request in HMLIC’s Home Office (in a form acceptable to Us) and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either in writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), or by telefacsimile (FAX) transmission to (877) 832-3785.

Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

All requests must identify the Contract Owner’s name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone.

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On and after June 1, 2004, no new dollar cost averaging programs have been allowed to start to the following Subaccounts:

T. Rowe Price Small-Cap Stock Fund — Advisor Class
Wells Fargo Advantage VT Opportunity Fundsm
Credit Suisse Trust — U.S. Equity Flex I Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class

On and after May 1, 2006, no new dollar cost averaging programs have been allowed to start to the following Subaccounts:

JPMorgan Insurance Trust U.S. Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

On and after May 1, 2008, no new dollar cost averaging programs have been allowed to start to the following Subaccounts:

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Rebalancing — Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of Your portfolio either once or on a periodic basis. This option is only available before the Annuity Date.

For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. The minimum percentage that may be transferred to any one investment option is 5%. HMLIC reserves the right to limit the number of Subaccounts and which Subaccounts are available for the rebalancing program. HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is approved. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), or by telefacsimile (FAX) transmission to (877) 832-3785.

Rebalancing will begin on the Valuation Date of receipt of the request in HMLIC’s Home Office (in a form acceptable to Us). For periodic rebalancing requests, subsequent rebalancing of Your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your portfolio will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify HMLIC’s Home Office either in writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), or by telefacsimile (FAX) transmission to (877) 832-3785.

All requests must identify the Contract Owner’s name and Contract number, specify the investment options to be utilized and the percentage to be maintained in each option and include proper authorization such as a signature on a form or validating information if using the telephone.

On and after June 1, 2004, no new rebalancing programs have been allowed to start to the following Subaccounts:

T. Rowe Price Small-Cap Stock Fund — Advisor Class
Wells Fargo Advantage VT Opportunity Fundsm
Credit Suisse Trust — U.S. Equity Flex I Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class

On and after May 1, 2006, no new rebalancing programs have been allowed to start to the following Subaccounts:

JPMorgan Insurance Trust U.S. Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

On and after May 1, 2008, no new rebalancing programs have been allowed to start to the following Subaccounts:

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Changes to Premium Allocations — A Contract Owner may elect to change the allocation of future Net Premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at www.horacemann.com and looking in the “Account Access” section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner’s name and Contract number and (3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the

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fixed portion of the Contract or to one or more Subaccounts must total 100%. HMLIC reserves the right to restrict the minimum premium amount allocated to any Subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the first Valuation Date following receipt of the request by HMLIC’s Home Office. See “Other Information — Forms Availability.”

On and after June 1, 2004, new Contracts have not been allowed to have allocations to the following Subaccounts, and existing Contracts have not been allowed to begin or increase allocations to the following Subaccounts:

T. Rowe Price Small-Cap Stock Fund — Advisor Class
Wells Fargo Advantage VT Opportunity Fundsm
Credit Suisse Trust — U.S. Equity Flex I Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class

On and after May 1, 2006, existing Contracts have not been allowed to begin or increase allocations to the following Subaccounts:

JPMorgan Insurance Trust U.S. Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

On and after May 1, 2008, existing Contracts have not been allowed to begin or increase allocations to the following Subaccounts:

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Market Timing — The Contracts and the Subaccounts are not designed for ‘market timing’ through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the Fixed Account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with the potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to investors and their Contract performance.

If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other investors and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract. Such action will include requiring future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal. If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.

The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.

The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.

Contract Owners should be aware, however, that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.

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Surrender or Withdrawal Before Commencement of Annuity Period — Values may not be withdrawn from 403(b), 457(b) or 401 Contracts except under certain circumstances. See “Tax Consequences.” However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner’s interest in a Subaccount to less than $100.

The surrender or partial withdrawal of Variable Cash Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in HMLIC’s Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include a penalty tax resulting from premature distribution. See “Tax Consequences.”

A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling 800-999-1030 or by accessing Our secure website at www.horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Contract Owner and the request, if sent by FAX, is sent to (877) 832-3785. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any proceeds of the withdrawal/surrender are not being sent to the Contract Owner. See “Tax Consequences” and “Other Information — Forms Availability.”

Partial withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request at HMLIC’s Home Office, or on the Valuation Date of such receipt of a valid request at HMLIC’s Home Office.

For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will hold Your request until We have acquired confirmation of the correct address. Upon receipt of Your confirmation of the address, We will consider the surrender or withdrawal request to be received in good form.

Surrenders and partial withdrawals from any Subaccount are subject to the Withdrawal Charges shown in the “Deductions and Expenses — Withdrawal Charges” section.

Withdrawal Charges are applied to the surrenders and partial withdrawals based on the effective date of the Contract and not on the date the premium payment is made.

The applicable Withdrawal Charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Withdrawal Charge will result in a surrender charge of $3,000 x 4% = $120, which will be deducted from the withdrawal and the balance of $2,880 would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any Withdrawal Charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,125 from Your account, raising the Withdrawal Charge to $3,125 X 4% = $125 with the balance of $3,000 paid to You.

The Withdrawal Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Net Premium(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner’s Subaccount value is $12,000 and Net Premium payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the Withdrawal Charge may not exceed 9% of $10,000 ($900).

If premium taxes are deducted before surrender or partial withdrawal, any reduction of HMLIC’s premium tax liability due to the surrender or partial withdrawal will be to HMLIC’s benefit.

If You request a partial withdrawal for hardship purposes from Your 403(b) Contract or from Your employer’s 401(k) plan using the safe harbor regulations of the IRC, You will be suspended from making contributions to this and all plans of Your employer for six months (or such additional period of time as may be provided in Your plan document). You should consult with Your plan administrator for further guidance before making a hardship withdrawal. After the six-month period (or other applicable period) is completed, You may resume making contributions.

Payments We Make — HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a valid request is received. However, determination of Contract value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any period when the SEC determines that an emergency exists

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that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account.

We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest from the date of receipt of Your written request on any payment deferred for 30 days or more at the applicable interest rate.

If You have submitted a check or draft to Our Home Office, We may defer payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.

If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.

Confirmations — HMLIC mails written confirmations of premium payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll free).

Deductions and Expenses

We make certain charges and deductions under the Contract. These charges and deductions compensate Us for services and benefits We provide, costs and expenses We incur, and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.

Services and benefits We provide:

•	the death benefit, and cash benefits under the Contracts
•	investment options, including Net Premium allocations
•	administration of elective options
•	the distribution of reports to Contract Owners
•	Annuity Payment options

Costs and expenses We incur:

•	costs associated with processing applications and with issuing and administering the Contracts
•	overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts
•	other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying federal, state and local premium and other taxes and fees

Risks We assume:

•	that the costs of providing the services and benefits under the Contracts exceed the charges We deduct

Annual Maintenance Fee — An annual maintenance fee of no more than $25 is deducted from each Contract on the Contract anniversary date. This fee will be waived if the Contract value equals or exceeds $10,000 at the time the fee is assessed. The annual maintenance fee is deducted from the Subaccount containing the greatest dollar amount or from the fixed portion of the Contract when none of the Subaccount(s) have any value. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes issue multiple Contracts with the same first nine digits in the Contract numbers to accommodate multiple sources of funds, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year.

We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option.

The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such fee and assumes the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract.

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Mortality and Expense Risk Fee (“M&E Fee”) — For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.

If this charge, combined with any other charges under the Contract does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus.

Withdrawal Charges — If You make a withdrawal under or surrender the Contract, HMLIC will assess a charge to compensate it for the cost of selling the Contract. Withdrawals may not be made from 403(b) or 457(b) Contracts except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Withdrawal Charges for Your Contract are:

Percentage of
During Contract Year	Amount Withdrawn

1	9%
2	8%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9	1%
Thereafter	0%

For further information regarding surrender or partial withdrawals see “Surrender or Withdrawal Before Commencement of Annuity Period.” HMLIC reserves the right to waive either a portion or the whole Withdrawal Charge in some situations. In some situations, You may make a withdrawal with no Withdrawal Charge. Please see Your Contract for further details.

Operating Expenses of the Underlying Funds — There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund’s prospectus.

Premium Taxes — Certain state and local governments levy a premium tax, currently between 0 and 3.5%. Any premium taxes relating to the Contract will be deducted from the premium payments or the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence.

Death Benefit Proceeds

If a Contract Owner dies before the Annuity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. When multiple Contracts with the same first nine digits in the Contract numbers are issued to accommodate multiple sources of funds, such as employee versus employer, beneficiaries must be consistent for all such Contracts issued, and the death benefit will be determined as the aggregate death benefit for all such Contracts issued. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement, and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required.

If there have been no previous withdrawals or loans the death benefit is the greater of:

1.	the Total Accumulation Value; or

2.	the Net Premium paid to HMLIC.

If withdrawals or loans have been taken the death benefit is the greater of:

1.	the Total Accumulation Value remaining after the withdrawal(s) and/or loan(s); or

2.	the Net Premium paid to HMLIC, less the Net Premium attributable to both withdrawals and any outstanding loan balance.

For example, if a Contract Owner’s Total Accumulation Value is $8,000 and the Net Premium paid to date equals $10,000 and the Contract Owner withdraws $4,000 (50% of the Total Accumulation Value), then the death benefit would be the greater of the remaining Total Accumulation Value ($4,000) or 50% of the Net Premium ($5,000).

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All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under “The Contract — Annuity Payments — Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary’s estate. Any part of a Contract owner’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.

Annuity Payments

The Contract provides for fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a properly completed request form must be received by HMLIC’s Home Office. For fixed Annuity Payment options the request will be processed so that the Annuity Payments begin as of the date requested except the 29th, 30th or 31st of the month. Variable Annuity Payment options can only begin on the 1st of the month. If a fixed Annuity Payment option is elected, the Variable Cash Value will be transferred to the fixed account on the Valuation Date the request is received in HMLIC’s Home Office. In addition, if a Variable Annuity Payment option is elected, any money in the fixed account will be transferred to the Separate Account on the Valuation Date We receive the request in HMLIC’s Home Office. Your Net Premium Payment allocation(s) will be changed to the fixed account or Separate Account, depending on the Annuity Payment option elected. Not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. See “Other Information — Forms Availability” and “Tax Consequences.”

In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options, and are paid in monthly, quarterly, semiannual and annual installments. Variable Annuity Payments will vary in amount, and are paid only on a monthly basis. If the Contract value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Contract value may be paid in a lump sum.

Annuity Payment Options

The following Annuity Payment options are available on a Variable basis unless otherwise stated.

Life Annuity with Payments Guaranteed for 0, 10, 15 or 20 Years — These options guarantee Annuity Payments for the lifetime of the Annuitant. If a guaranteed period is selected (10, 15 or 20 years) and the Annuitant dies before the end of the period, Annuity Payments are guaranteed until the end of the period selected. If neither the Contract Owner nor any beneficiaries are living at the time of the Annuitant’s death, the present value, if any, of the remaining guaranteed period payments will be paid in a single sum to the estate of the Contract Owner. Under the life payments guaranteed for 0 years option, it is possible that only one Annuity Payment will be made if the Annuitant’s death occurred before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. The Contract Owner cannot make unscheduled withdrawals or change to another option after the first Annuity Payment has been made. Guaranteed annuity payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.

If HMLIC does not receive written election of an annuity option from the Contract Owner at least 30 days prior to the Annuity Date, the annuity option will be Life Annuity with Payments Guaranteed for 10 years.

Joint and Survivor Annuity — This option provides Annuity Payments based upon the age and sex of two Annuitants and upon the specific survivor option selected. The available survivor options are to pay during the lifetime of the survivor: 1) 50%; 2) 662/3%; or 3)100% of the Annuity Payments paid or the number of Annuity Units while both Annuitants were living. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected. The Annuity Payments cease after the last payment paid prior to the survivor’s death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. The Contract Owner cannot make unscheduled withdrawals or change to another income option after the first Annuity Payment has been made.

Income for Fixed Period — This option provides Annuity Payments for a fixed period not less than five years nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Annuitant as defined by the IRC. Upon the Annuitant’s death, the beneficiary will be paid the remaining Annuity Payments due, if any. If no beneficiaries are living at the time of the Annuitant’s death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Annuitant. This option is available on a fixed payment basis only.

Other Income Options — If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:

a.	receive the proceeds in a lump sum less any applicable Withdrawal Charges, or

b.	leave the Contract with HMLIC and receive the value under any required minimum distribution requirements of IRC Section 401(a)(9), see “Taxation of Qualified Plans — Required Minimum Distributions,” or

c.	elect any other option that HMLIC makes available.

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Amount of Fixed and Variable Annuity Payments

In general, the dollar amount of Annuity Payments under the Contract depends on Annuitized Value. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.

Annuitized Value may be more or less than the amount of Net Premium payments allocated to Your Contract.

Fixed Annuity Payments — The amount of each payment under a fixed Annuity Payment option is determined as described in the Contract, less any deductions We may make for premium taxes. Except in the case of certain joint and survivor Annuity Payment options, these guaranteed payments will not change as a result of mortality or expense experience. Higher Annuity Payments may be made at the sole discretion of HMLIC.

Variable Annuity Payments — If You choose to receive Variable Annuity Payments, the dollar amount of Your payments will depend on: (i) Your Annuitized Value that is used to purchase Variable Annuity Payments on the Annuity Date, less any deductions We may make for premium taxes;

(ii)	the assumed interest rate for the Contract (here 2%); and

(iii)	the performance of the Subaccounts You have selected. The amount of the first monthly Variable Annuity Payment is determined as described in the Contract. The amount of the first monthly Variable Annuity Payment varies with the form of Annuity Payment option payment selected and adjusted age of the Annuitant(s).

The first monthly Variable Annuity Payment is used to calculate the number of Annuity Units for each subsequent monthly Annuity Payment. The number of Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. In those cases, the number of Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Annuity Units by the applicable Annuity Unit Value at the date of payment.

Assumed Interest Rate — The assumed interest rate for this Contract is 2%. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.

Annuity Unit Value — The Annuity Unit Value for each Subaccount was initially established at $10.00.

•	The current Annuity Unit Value is equal to the prior Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.

•	If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.
Not all Subaccounts may be available for Annuity Payments.

Misstatement of Age or Sex

If the age or sex of the Annuitant has been misstated, any Annuity Payment amount shall be adjusted to reflect the correct information. Any overpayments that have been made will be deducted from future payments, including interest of 2% per year. Any underpayments including 2% interest will be paid in one sum to the Contract Owner if living, otherwise to the beneficiary.

Modification of the Contract

The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their Net Premium payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then (i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

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Tax Consequences

The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the provisions of annuity contracts and Qualified Plans are extremely complex, often difficult to comprehend and may be changed at anytime. This discussion does not address special rules, prior tax laws, or state tax laws. A Contract Owner or a prospective Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences.

In addition, a Contract Owner or a prospective Contract Owner considering purchase of an annuity contract for a qualified retirement plan should understand that purchasing the Contract as an investment vehicle for the qualified plan does not provide any additional tax advantage beyond that already available through the qualified plan.

Tax Treatment of the Company and Status of the Contracts

Separate Account — The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.

Diversification Requirements — The Internal Revenue Code (IRC) requires that the investments of the Separate Account be “adequately diversified” under Section 817(h) in order for the Contracts to be treated as annuity contracts for federal income tax purposes. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a surrender or withdrawal is made. The Separate Account intends to comply with these diversification requirements.

Contract Owner Control — In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to direct their investments to particular subaccounts of a separate account. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe the Contracts do not give the Contract Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

Required Distributions upon Death of the Contract Owner — To be treated as an annuity contract for federal income tax purposes, IRC Section 72(s) requires any Non-Qualified Contract to contain certain provisions specifying how interest in the Contract will be distributed in the event of the death of the Contract Owner. Specifically, IRC Section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of a Contract Owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the Contract Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the Contract may be continued with the surviving spouse as the new owner.

Our Contracts contain provisions that are intended to comply with these IRC requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Contracts sold or issued as Qualified Plans and are discussed further below.

Foreign Tax Credits — We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.

General Federal Income Tax Provisions

Deductibility of Purchase Payments — Purchase payments made under Non-Qualified Contracts are not deductible. Under certain circumstances purchase payments made under Qualified Plans may be excludible or deductible from taxable income.

Pre-Distribution Taxation of Contracts — Investment earnings credited to the Contract Owner’s account are generally not taxable until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract or loans under a Contract may be treated as distributions and accelerate the taxability of investment earnings.

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Premature Distribution Tax — In the case of a distribution from a Contract, there may be imposed an additional tax (penalty tax) equal to ten percent of the amount treated as income. In general, however, there is no penalty tax on distributions:

•	made on or after the taxpayer reaches age 59 1/2
•	made on or after the death of a Contract Owner;
•	attributable to the taxpayer becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments — Although, tax consequences may vary depending on the payout option elected under a Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity Payment that is taxable depends upon the type of Contract and Your particular circumstances.

Death Benefits — Amounts may be distributed from a Contract because of the death of the Contract Owner. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.

Non-Natural Person — If a non-natural person (e.g., a corporation or a trust) owns a Contract, investment earnings are generally not deferred until distributed but subject to tax each year. There are exceptions to this rule and if you are considering purchasing a Contract on behalf of a corporation, trust, or other entity that is not a natural person you should discuss this with a tax adviser.

Contract Transactions — A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Contract that is a Qualified Plan is generally prohibited. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.

Withholding — Mandatory federal income tax is generally required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Plans. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs; non-taxable distributions; a direct rollover or direct transfer to an eligible retirement plan; periodic payments over the Contract Owner’s life expectancy or the joint life expectancy of the Contract Owner and the beneficiary; periodic payments over a period of ten years or more; required minimum distributions; and hardship distributions.

For all amounts not subject to the mandatory 20% withholding except Roth IRAs, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding. For all other payments withholding is at a rate of 10%. For periodic payments, HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.

Federal Defense of Marriage Act — The right of a spouse to continue the Contract and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under the federal Defense of Marriage Act, or any other applicable federal law. In addition, such individuals are not entitled to the favorable federal tax treatment accorded spouses. Under current federal law, a prospective or current Contract Owner who has entered into or is contemplating a civil union or a same sex marriage should be aware that the rights of the spouse under the spousal continuation provisions of the Contract will not be available to such partner or same sex marriage spouse.

Taxation of Non-Qualified Contracts

Generally all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income. The amount taxable will be dependent upon the type of distribution and the “investment in the contract”. The investment in the contract is the total of all purchase payments and represents the portion of the Contract already taxed. However, any purchase payments that were excludible or deductible from income at the time made are not included in the investment in the contract. The remaining portion of the Contract is investment earnings, which have not yet been taxed.

Withdrawals — If a withdrawal of less than the entire value of a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to the amount of the investment earnings in the Contract. For Contracts issued before August 14, 1982 the rules for determination of the portion of any withdrawal that is treated as ordinary income subject to tax are different and you should consult with your tax advisor.

In the case of a withdrawal of the entire value of the Contract (a surrender), the amount received generally will be taxable only to the extent it exceeds the Contract Owner’s “investment in the contract”.

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Annuity Payments — For Annuity Payments received under a Non-Qualified Contract a portion of each Annuity Payment will consist of both a return of the investment in the contract and investment earnings. The portion considered excludible from taxable income, or a return of the investment in the contract, is determined by the ratio of the total amount of the investment in the contract to the “expected return” under the Contract (exclusion ratio). Generally, the expected return is the total amount that can be expected to be received under the Contract. The calculation of the expected return will vary depending upon the payout option selected and age of the Annuitant. When the investment in the contract has been recovered all future Annuity Payments will be fully taxable. For Annuity Payments that began before January 1, 1987 the exclusion ratio will apply to all payments received.

Multiple Contracts — All non-qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner’s income when a taxable distribution occurs.

Exchanges — Exchanges of Non-Qualified Contracts are an assignment of the accumulation in the Contract to another issuer and if properly completed are not includable in income until they are ultimately paid out to the Contract Owner.

Health Care and Education Affordability Reconciliation Act of 2010 — Public Law 111-152, the Health Care and Education Affordability Reconciliation Act of 2010 (HCERA) enacted March 30, 2010 added a tax on unearned investment income of highly paid individuals that is effective for 2013 and future. Unearned investment income includes interest, dividend and annuity income. However, Qualified Plans are excluded from unearned investment income. The tax is 3.8% of the lesser of net unearned investment income or the amount of modified adjusted gross income that exceeds $250,000 for married filing jointly and $200,000 for single.

Taxation of Qualified Plans

Qualified Plans (as defined in this prospectus) receive tax-favored treatment under provisions of the IRC. Purchasing an annuity Contract as an investment vehicle for a qualified retirement plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Plans under IRC Sections 401, 403(b) and 457(b) are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract.

Purchase Payments — Purchase payments (contributions) made to Qualified Plans are generally not taxed at the time of the contribution. This includes salary reductions made under a salary reduction agreement and nonelective contributions made by Your employer. The exceptions to this are contributions to Roth IRA’s, the amount of salary reductions designated as a Roth contribution by You, and traditional IRA contributions determined to not be deductible if certain conditions are not met. These contributions are all taxed in the year of the contribution. Further, investment earnings credited to the Contract Owner’s account are generally not subject to tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable.

Distributions of investment earnings attributable to amounts from a Roth IRA or a designated Roth account may be tax free if certain conditions are met.

Withdrawals — If a withdrawal of a portion or all (surrender) of the value of a Qualified Plan occurs, the entire amount received will be treated as ordinary income subject to tax unless the Contract Owner has an “investment in the contract”. The investment in the contract is the total of all contributions with the exception of those that were excludible or deductible from income at the time made and represents the portion of the Contract already taxed. When there is an investment in the contract, the amount of the withdrawal not subject to tax is based upon the ratio of the investment in the contract to the total value immediately before the distribution.

For withdrawals from Roth IRAs or Designated Roth accounts in a 403(b) or 401(k) investment earnings will be taxed only if the amount of the distribution exceeds the investment in the contract. If the distribution is a qualified distribution, earnings are not taxed. A distribution from a Designated Roth account in a 403(b) or 401(k) contract is considered qualified if it is made more than five years after establishment of the account and made on or after the Annuitant attains age 59 1/2, dies or becomes disabled. A distribution from a Roth IRA is considered qualified if it is made at least five years after issuance of the owner’s first Roth IRA and made after attainment of age 59 1/2, as the result of death or disability, or as a qualified first-time homebuyer distribution. In addition, a Roth IRA Contract Owner may receive a distribution of after-tax contributions at any time.

Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 401(k), 403(b) and 457(b) plans will generally not be treated as distributions if the terms require repayment within five years (except loans to acquire a home); the loans have substantially level payments over the term of the loan; the loans do not exceed $50,000 and the loans are evidenced by a legally enforceable agreement. Loans are not allowed for IRAs, SEPs, SIMPLEs, or Roth IRAs.

Annuity Payments — Annuity Payments received under a Qualified Plan will be treated as ordinary income subject to tax unless the Contract Owner has an investment in the contract. If the Contract Owner has an investment in the contract some portion of each Annuity Payment will be treated as ordinary income subject to tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).

Annuity Payments from Roth IRAs or Designated Roth accounts in a 403(b) or 401(k) Contract will not be taxed if they are qualified distributions as defined above.

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Rollovers — A rollover (or direct rollover) is a tax-free distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the contract owner or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract. For Section 403(b), 457(b) and 401 annuities only amounts eligible for distribution can be rolled over.

Amounts under a Section 401 plan can be rolled over to another Section 401 plan, a traditional IRA, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457(b) governmental plan (provided it agrees to separate accounting).

Amounts under a traditional IRA can be rolled over to another traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), although non-deductible contributions in a traditional IRA can only be rolled over into another IRA.

Amounts under a Section 403(b) tax-deferred annuity can be rolled over to a traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457(b) governmental plan (provided it agrees to separate accounting).

Amounts under an eligible Section 457(b) governmental plan can be rolled over to a traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) plan, or another eligible Section 457(b) governmental plan.

Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over tax-free to a traditional IRA, a qualified Section 401 plan, a Section 403(b) plan, or a Section 457 (b) plan (provided it agrees to separate accounting).

Amounts under a Roth IRA can generally only be rolled over to another Roth IRA.

A distribution from a Designated Roth account may only be rolled over to another Designated Roth account of a 403(b) or 401(k) plan or to a Roth IRA.

If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA or Roth IRA if from a decedent’s Roth 403(b) or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.

Transfers and Exchanges — For Qualified Plans with the exception of Section 403(b) tax deferred annuities, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Plan to a similar Qualified Plan that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Contract.

For a Section 403(b) tax deferred annuity, a transfer is the movement of all or some portion of the balance in the 403(b) annuity from one employer’s 403(b) plan to another employer’s 403(b) plan and an exchange is the movement of all or some portion of the balance in a 403(b) annuity between investment providers in the same employer’s 403(b) plan. You should consult with Your tax advisor for additional guidance on transfers and exchanges.

Premature Distribution Tax — An additional tax (penalty tax) may also apply to premature distributions from a Qualified Plan. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs or other eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it will apply if converted amounts are distributed during the five-year period beginning with the year of conversion. Certain payments may be exempt from the penalty tax depending on the type of Qualified Plan such as payments made: 1) after age 59 1/2, 2) as the result of death or disability, 3) that are part of a series of substantially equal periodic payments over the life or life expectancy of the owner or the joint lives or joint life expectancy of the owner and beneficiary, 4) after separation from service and attainment of age 55, 5) for medical care, 6) under a qualified domestic relations order (QDRO), 7) to correct excess contributions or salary reductions and 8) in limited circumstances, to a reservist called to active duty after September 11, 2001. If the Contract is a traditional IRA or Roth IRA, exception 4) and 6) listed above do not apply. In addition, for a traditional IRA or Roth IRA there are additional exceptions, which include a payment made: 1) for reimbursement of health insurance while the Contract Owner was unemployed, 2) for qualified education expenses, and 3) for a qualified first-time home purchase.

Required Minimum Distribution Excise Tax — If the amount distributed from a Qualified Plan is less than the required minimum distribution for the year (discussed below), the Contract Owner is generally subject to a nondeductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

Required Minimum Distributions — The Contract Owner of a Qualified Plan (other than a Roth IRA) is generally required to take certain required minimum distributions during the Contract Owner’s life and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner’s death. Roth IRAs are not subject to the lifetime required minimum distribution requirements but are subject to the after-death distributions requirements described below.

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The Contract Owner must take the first required distribution by the required beginning date and subsequent required distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. The required beginning date for Section 401(a) plans, Section 403(b) annuities, and Section 457(b) plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2 or retires.

Upon the death of the Contract Owner, the beneficiary must take distributions under one of the following two rules.

1.	If the Contract Owner dies on or after the required beginning date and has designated a beneficiary, any remaining balance will continue to be distributed at least as rapidly as was payable under the required minimum distributions.

2.	If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner’s death. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Contract Owner’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 70 1/2 or in the case of an IRA, treat the IRA as his or her own and roll over the Contract to a traditional IRA or any other eligible retirement plan. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRS requirements of an “inherited IRA’.

Contribution Limitations and General Requirements Applicable to Qualified Plans

All contributions to Qualified Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Plan. Employer contributions are subject to additional limitations and are not discussed here.

Section 403(b) Tax-Deferred Annuity — A Section 403(b) tax-deferred (or tax-sheltered) annuity Contract is available for employees of public schools and certain organizations tax-exempt under Section 501 (c)(3). Salary reduction contributions are limited to the lesser of $16,500 in 2010 or 100% of income. A special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Additional catch-up amounts, $5,500 in 2010, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. Employer contributions are allowed with additional limitations under the Qualified Plan rules. Contributions may be subject to FICA (Social Security and Medicare) tax. If permitted by Your plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) Contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) Contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Annuitant’s income until distributed with the exception of Roth 403(b) contributions which are included in income in the year contributed. Distributions from Section 403(b) annuities generally cannot be made until the Annuitant attains age 59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. Section 403(b) annuity Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) annuities are subject to the required minimum distribution rules.

Section 408 Traditional IRA — Annual contributions (other than rollover contributions) to a traditional IRA are limited to $5,000 in 2010 for both an individual and the spouse. Additional catch-up contributions, up to $1,000 in 2010, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions. Contributions cannot be made after age 70 1/2 (this limitation does not apply to Roth IRAs). The amount of any annual contribution that will be deductible from gross income is based upon the individual’s compensation, coverage under a retirement plan and marital status. For 2010, if the owner of the traditional IRA Contract is an active participant in another eligible retirement plan the deduction phases out when adjusted gross income (“AGI”) is between $56,000 and $66,000 for single filers and between $89,000 and $109,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the owner is not an active participant in a Qualified Plan but the owner’s spouse is, the deduction phases out when AGI is between $166,000 and $176,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA. Traditional IRAs are subject to required minimum distribution rules.

Roth IRA — Annual contributions to a Roth IRA are limited to $5,000 for 2010 for both the individual and the spouse. An additional catch-up contribution is allowed if the individual is age 50 or older, $1,000 for 2010. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contributions to a traditional IRA are coordinated with Roth IRA contributions. The annual contribution has additional limitations based upon the Contract Owner’s income and marital status. The annual contribution maximum is phased out when AGI is between $105,000 and $120,000 for single taxpayers and those taxpayers filing Head of Household, between $167,000 and $177,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separate. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59 1/2 or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE

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IRA) and other retirement plans can generally be converted to a Roth IRA. The pre-2010 limitations that the Contract Owner’s AGI be $100,000 or less and the Contract Owner not be married and filing a separate return have been eliminated. The converted amount is includable in income in the year of conversion. For conversions made in 2010, the converted amount will be included in income equally in 2011 and 2012, unless You choose to include the entire amount in income in 2010. Roth IRAs can only be rolled over to other Roth IRAs. If certain requirements are met, it may be possible to recharacterize a Roth IRA contribution as a traditional IRA contribution. Roth IRAs are not subject to the required minimum distribution rules.

Section 457(b) Eligible Governmental Plan — A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $16,500 for 2010 or 100% of includable compensation. Additional catch-up amounts may be contributed if the Contract Owner is age 50 or older, $5,500 for 2010. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. Contributions and earnings are not included in the Annuitant’s income until distributed. Distributions are not generally allowed until the Contract Owner reaches age 70 1/2 except for severance from employment or for an unforeseeable emergency or severe financial hardship. Section 457(b) annuity contract accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or an eligible retirement plan. Section 457(b) annuity contracts are subject to the required minimum distribution rules.

Simplified Employee Pension (SEP) — If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $16,500 in 2010. The additional catch-up amount if the individual is age 50 or older also applies, $5,500 in 2010. Both the annual and catch-up contributions are indexed for inflation in future years. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for traditional IRAs.

Savings Incentive Match Plan for Employees (SIMPLE IRA) — If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $11,500 for 2010 and is indexed for inflation in future years. As with traditional IRAs, additional contributions are allowed for individuals age 50 and older, $2,500 for 2010. Employer contributions are also required and are coordinated with other Qualified Plan contribution limitations. SIMPLE IRAs can accept rollovers only from other SIMPLE IRAs. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as for traditional IRAs.

Section 401 — Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must: meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the plan participant and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis. If permitted by Your plan, some or all of salary reduction contributions made to 401(k) plans may be treated as Designated Roth contributions (Roth 401(k)). Roth 401(k) contributions are salary reduction contributions that are irrevocably designated by you as not being excludable from income. Roth 401(k) contributions are includable in income in the year contributed. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan or with a tax advisor for additional information.

Designated Roth Accounts — Section 403(b) and 401(k) plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Contract Owner can designate some or all of his/her salary reduction contributions as Designated Roth contributions. As a result, the Designated Roth contribution will be includible in the Contract Owner’s income in the year of the contribution and be subject to all wage withholding requirements.

The Designated Roth contribution combined with other salary reduction contributions are subject to the limits discussed under the “Section 403(b) Tax-Deferred Annuity” and “Section 401” sections, above. Designated Roth contributions are also subject to the same distribution restrictions as all other contributions to the plan.

Federal Estate Taxes

While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the

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payments to be received by the beneficiary. In addition, under the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”), changes in the taxation of estates enacted for decedents dying in 2010 apply only to 2010 and prior law will be applicable for decedents dying after 2010. Consult an estate planning advisor for more information.

Generation-skipping Transfer Tax

Under EGTRRA, the generation- skipping transfer tax has been eliminated for transfers in 2010,but prior law will be applicable for transfers in 2011. The generation- skipping transfer tax may apply when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service when the tax is reinstated for transfers in 2011 and later years. Consult a tax advisor for more information.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser’s country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Distribution of the Contract — The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may have been offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 11.00% of premium payments received. No specific charge is assessed directly to Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives We pay, however, through the fees and charges collected under the Contract and other corporate revenue.

Association Endorsements and Relationships — HMLIC or an affiliate has relationships with certain national, State and local education associations or educator groups. Certain associations endorse or sponsor various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements or sponsorships. HMLIC or an affiliate does pay various associations or groups for certain special functions, advertising, and similar services, including but not limited to the following:

•	Providing HMLIC and/or an affiliate with access to and opportunities to market its products to association members;

•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;

•	Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and

•	Allowing HMLIC or an affiliate to conduct workshops for association members.

Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Contract.

Registration Statement — A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract.

32

This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. For a complete statement of the terms thereof, reference is made to these instruments as filed.

Communications to Contract Owners — To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by calling (800) 999-1030 (toll-free).

HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner’s last known state of residence in accordance with the state’s abandoned property laws.

Contract Owner Inquiries — A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at www.horacemann.com and sending a message through the “Message Center” in the “Account Access” section.

Forms Availability — Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030.

Investor Information from FINRA — Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).

Table of Contents for the Statement of Additional Information

A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

Topic	Page

General Information and History	1
Tax Status of the Contracts	1
Underwriter	2
Independent Registered Public Accounting Firm	2
Financial Statements	2

To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (877) 832-3785 or telephone (800) 999-1030 (toll-free).

Horace Mann Life Insurance Company
P.O. BOX 4657
Springfield, Illinois 62708-4657

Please provide free of charge the following information:

  Statement of Additional Information dated May 1, 2010 for the Separate Account

Please mail the above document to:
(Name)
(Address)
(City/State/Zip)

33

Appendix A: Condensed Financial Information

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Separate Account financial statements. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information.

The Separate Account was established in 1965 — The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Equity Fund commenced operations on May 21, 1957. The Wilshire VIT Balanced, and Income Fund each commenced operations on January 1, 1983. The Wilshire VIT Small Cap Growth Fund, Wilshire VIT International Equity Fund and Wilshire VIT Socially Responsible Fund each commenced operations on March 10, 1997. The Dow Jones Wilshire 5000 Index Portfolio and the Wilshire Large Company Growth Portfolio were added to the Separate Account on May 1, 2000. The Ariel Fund® and the Ariel Appreciation Fund® were added to the Separate Account on May 1, 2001. The Delaware VIP Growth Opportunities Series — Service Class, Royce Capital Fund Small-Cap Portfolio, Lord Abbett Series Fund Growth Opportunities Portfolio, Goldman Sachs VIT Structured Small Cap Equity Fund, Delaware VIP Trend Series — Service Class and Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares were added to the Separate Account on June 1, 2004. The T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein Variable Products Series Small/Mid Cap Value Portfolio, AllianceBernstein Variable Products Series Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2015 ETF Fund, Wilshire Variable Insurance Trust 2025 ETF Fund, and Wilshire Variable Insurance Trust 2035 ETF Fund, were added to the Separate Account on May 1, 2006. The Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio was added on May 1, 2008 and the Delaware VIP REIT Series was added on June 2, 2008. The Goldman Sachs VIT Mid Cap Value, Calvert VP S&P MidCap 400 Index, Lazard Retirement US Small-Mid Cap Eq Ser, Fidelity VIP Emerging Markets SC2 and Templeton Global Bond Securities Fund were added on May 1, 2010. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.

1.25 M&E

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
AllianceBernstein VPS Large Cap Growth Portfolio	12/31/2009	$17.15		$23.25	1,133,399
	12/31/2008	28.85		17.15	1,094,183
	12/31/2007	25.71		28.85	1,050,301
	12/31/2006	26.20		25.71	1,022,282
	12/31/2005	23.10		26.20	886,468
	12/31/2004	21.58		23.10	778,032
	12/31/2003	17.71		21.58	647,349
	12/31/2002	25.94		17.71	499,185
	12/31/2001	31.81		25.94	344,424
	12/31/2000	40.86	*	31.81	127,242

AllianceBernstein VPS Small/Mid Cap Value Portfolio	12/31/2009	$12.25		$17.28	93,469
	12/31/2008	19.29		12.25	72,556
	12/31/2007	19.24		19.29	49,542
	12/31/2006	18.44	*	19.24	14,224

AllianceBernstein VPS Small Cap Growth Portfolio	12/31/2009	$8.00		$11.18	79,161
	12/31/2008	14.89		8.00	53,591
	12/31/2007	13.26		14.89	25,958
	12/31/2006	14.00	*	13.26	5,079

Ariel Fund®(3)	12/31/2009	$29.32		$47.37	605,115
	12/31/2008	57.34		29.32	586,887
	12/31/2007	59.06		57.34	575,988
	12/31/2006	54.19		59.06	564,283
	12/31/2005	54.37		54.19	533,763
	12/31/2004	45.13		54.37	449,239
	12/31/2003	35.69		45.13	346,642
	12/31/2002	38.11		35.69	236,427
	12/31/2001	34.63	*	38.11	61,005

34

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
Ariel Appreciation Fund®(3)(4)	12/31/2009	$30.48		$49.10	891,767
	12/31/2008	52.05		30.48	926,357
	12/31/2007	53.45		52.05	946,862
	12/31/2006	48.77		53.45	939,718
	12/31/2005	47.99		48.77	894,108
	12/31/2004	42.96		47.99	744,074
	12/31/2003	33.20		42.96	565,684
	12/31/2002	37.51		33.20	380,634
	12/31/2001	34.01	*	37.51	105,004

Credit Suisse Trust — U.S. Equity Flex I Portfolio(1)	12/31/2009	$11.74		$14.46	170,530
	12/31/2008	18.16		11.74	176,279
	12/31/2007	18.54		18.16	183,665
	12/31/2006	17.92		18.54	199,285
	12/31/2005	18.64		17.92	221,197
	12/31/2004	17.03		18.64	238,930
	12/31/2003	11.60		17.03	227,577
	12/31/2002	17.73		11.60	199,135
	12/31/2001	21.37		17.73	159,315
	12/31/2000	27.18	*	21.37	77,312

Davis Value Portfolio	12/31/2009	$8.62		$11.18	1,015,367
	12/31/2008	14.62		8.62	931,625
	12/31/2007	14.15		14.62	822,784
	12/31/2006	12.45		14.15	757,258
	12/31/2005	11.52		12.45	658,602
	12/31/2004	10.39		11.52	569,355
	12/31/2003	8.10		10.39	455,070
	12/31/2002	9.80		8.10	364,544
	12/31/2001	11.08		9.80	321,139
	12/31/2000	11.55	*	11.08	132,825

Delaware VIP Smid Cap Growth Service Class	12/31/2009	$11.78		$16.89	89,609
	12/31/2008	20.10		11.78	78,138
	12/31/2007	18.06		20.10	66,843
	12/31/2006	17.24		18.06	54,586
	12/31/2005	15.70		17.24	29,062
	12/31/2004	14.31	*	15.70	11,013

Delaware VIP REIT Series (Service Class)	12/31/2009	$6.58		$8.01	167,303
	12/31/2008	10.86		6.58	49,878

Delaware VIP Trend Series Service Class	12/31/2009	$19.16		$29.25	35,342
	12/31/2008	36.50		19.16	25,940
	12/31/2007	33.45		36.50	19,740
	12/31/2006	31.56		33.45	13,832
	12/31/2005	30.25		31.56	8,908
	12/31/2004	28.68	*	30.25	1,560

Dreyfus Investment Portfolios: MidCap Stock (Service Shares)(2)	12/31/2009	$12.07		$16.14	42,949
	12/31/2008	20.50		12.07	43,738
	12/31/2007	20.48		20.50	40,642
	12/31/2006	19.25		20.48	40,432
	12/31/2005	17.90		19.25	30,905
	12/31/2004	16.01	*	17.90	8,834

35

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio (Service Shares)	12/31/2009	$10.28		$12.71	24,885
	12/31/2008	14.66		10.28	4,656

Fidelity VIP Growth Portfolio	12/31/2009	$23.12		$29.25	1,384,167
	12/31/2008	44.41		23.12	1,276,568
	12/31/2007	35.50		44.41	1,148,690
	12/31/2006	33.72		35.50	1,080,962
	12/31/2005	32.37		33.72	1,031,956
	12/31/2004	31.78		32.37	924,998
	12/31/2003	24.28		31.78	735,345
	12/31/2002	35.27		24.28	568,965
	12/31/2001	43.48		35.27	390,031
	12/31/2000	53.19	*	43.48	161,281

Fidelity VIP Growth & Income Portfolio	12/31/2009	$10.69		$13.42	1,267,754
	12/31/2008	18.62		10.69	1,163,412
	12/31/2007	16.85		18.62	1,046,349
	12/31/2006	15.12		16.85	973,169
	12/31/2005	14.25		15.12	821,349
	12/31/2004	13.68		14.25	683,112
	12/31/2003	11.22		13.68	484,327
	12/31/2002	13.66		11.22	323,437
	12/31/2001	15.20		13.66	211,580
	12/31/2000	16.04	*	15.20	54,943

Fidelity VIP High Income Portfolio	12/31/2009	$8.11		$11.50	588,524
	12/31/2008	10.96		8.11	571,931
	12/31/2007	10.82		10.96	565,701
	12/31/2006	9.87		10.82	422,299
	12/31/2005	9.77		9.87	321,144
	12/31/2004	9.04		9.77	218,819
	12/31/2003	7.23		9.04	156,838
	12/31/2002	7.08		7.23	83,910
	12/31/2001	8.15		7.08	52,829
	12/31/2000	9.92	*	8.15	31,556

Fidelity VIP Index 500 Portfolio	12/31/2009	$103.43		$129.13	410,010
	12/31/2008	166.55		103.43	392,649
	12/31/2007	160.32		166.55	376,661
	12/31/2006	140.61		160.32	351,103
	12/31/2005	136.18		140.61	313,854
	12/31/2004	124.96		136.18	262,595
	12/31/2003	98.76		124.96	201,115
	12/31/2002	128.98		98.76	143,919
	12/31/2001	148.95		128.98	89,888
	12/31/2000	169.89	*	148.95	34,085

Fidelity VIP Investment Grade Bond Portfolio	12/31/2009	$15.76		$17.99	1,169,193
	12/31/2008	16.52		15.76	1,184,659
	12/31/2007	16.07		16.52	1,187,080
	12/31/2006	15.62		16.07	1,100,484
	12/31/2005	15.52		15.62	1,007,448
	12/31/2004	15.09		15.52	857,504
	12/31/2003	14.56		15.09	765,200
	12/31/2002	13.39		14.56	578,933
	12/31/2001	12.54		13.39	240,969
	12/31/2000	12.03	*	12.54	21,897

36

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
Fidelity VIP Mid Cap Portfolio	12/31/2009	$25.37		$35.05	1,268,561
	12/31/2008	42.51		25.37	1,253,195
	12/31/2007	37.31		42.51	1,199,517
	12/31/2006	33.61		37.31	1,168,356
	12/31/2005	28.84		33.61	1,057,318
	12/31/2004	23.42		28.84	909,123
	12/31/2003	17.15		23.42	765,087
	12/31/2002	19.30		17.15	644,149
	12/31/2001	20.25		19.30	529,851
	12/31/2000	20.04	*	20.25	233,156

Fidelity VIP Overseas Portfolio	12/31/2009	$16.82		$20.99	1,583,618
	12/31/2008	30.37		16.82	1,446,180
	12/31/2007	26.27		30.37	1,188,249
	12/31/2006	22.58		26.27	979,081
	12/31/2005	19.25		22.58	774,482
	12/31/2004	17.20		19.25	604,561
	12/31/2003	12.17		17.20	407,324
	12/31/2002	15.50		12.17	293,133
	12/31/2001	19.91		15.50	200,060
	12/31/2000	23.33	*	19.91	71,864

Goldman Sachs VIT Structured Small Cap Equity Fund(4)	12/31/2009	$9.37		$11.83	136,881
	12/31/2008	14.37		9.37	127,188
	12/31/2007	17.43		14.37	110,600
	12/31/2006	15.72		17.43	88,542
	12/31/2005	15.00		15.72	57,784
	12/31/2004	13.12	*	15.00	16,830

J.P. Morgan Insurance Trust U.S. Equity Portfolio(2)	12/31/2009	$9.97		$13.82	1,214,617
	12/31/2008	15.28		9.97	1,313,498
	12/31/2007	15.22		15.28	1,303,982
	12/31/2006	13.22		15.22	1,298,428
	12/31/2005	13.21		13.22	1,238,265
	12/31/2004	12.21		13.21	1,071,858
	12/31/2003	9.65		12.21	859,650
	12/31/2002	12.97		9.65	644,912
	12/31/2001	14.90		12.97	410,417
	12/31/2000	17.20	*	14.90	125,348

Lord Abbett Series Fund Growth Opportunities(2)	12/31/2009	$10.63		$15.30	94,665
	12/31/2008	17.42		10.63	100,334
	12/31/2007	14.54		17.42	96,489
	12/31/2006	13.65		14.54	96,515
	12/31/2005	13.21		13.65	73,028
	12/31/2004	12.08	*	13.21	21,837

Neuberger Berman Genesis Fund(3)	12/31/2009	$26.69		$33.22	978,189
	12/31/2008	40.32		26.69	937,614
	12/31/2007	33.60		40.32	863,942
	12/31/2006	31.80		33.60	824,657
	12/31/2005	27.76		31.80	738,382
	12/31/2004	23.74		27.76	592,938
	12/31/2003	18.30		23.74	472,551
	12/31/2002	19.14		18.30	369,727
	12/31/2001	17.35		19.14	204,094
	12/31/2000	15.88	*	17.35	15,000

37

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
Putnam VT Vista Fund	12/31/2009	$8.61		$11.81	427,447
	12/31/2008	16.00		8.61	429,198
	12/31/2007	15.61		16.00	423,487
	12/31/2006	14.99		15.61	427,913
	12/31/2005	13.53		14.99	437,342
	12/31/2004	11.55		13.53	417,950
	12/31/2003	8.78		11.55	405,260
	12/31/2002	12.82		8.78	354,292
	12/31/2001	19.52		12.82	312,576
	12/31/2000	24.81	*	19.52	149,430

Rainier Small/Mid Cap Equity Portfolio(3)	12/31/2009	$27.88		$35.78	502,798
	12/31/2008	55.09		27.88	479,194
	12/31/2007	45.92		55.09	429,859
	12/31/2006	40.54		45.92	389,183
	12/31/2005	34.93		40.54	339,335
	12/31/2004	30.13		34.93	278,917
	12/31/2003	20.86		30.13	230,482
	12/31/2002	26.41		20.86	182,294
	12/31/2001	27.84		26.41	129,167
	12/31/2000	30.31	*	27.84	52,763

Royce Capital Fund Small Cap Portfolio	12/31/2009	$8.01		$10.71	738,693
	12/31/2008	11.14		8.01	635,368
	12/31/2007	11.52		11.14	505,535
	12/31/2006	10.09		11.52	371,543
	12/31/2005	9.41		10.09	244,500
	12/31/2004	8.17	*	9.41	85,206

T. Rowe Price Equity Income Portfolio VIP II	12/31/2009	$16.30		$20.18	254,259
	12/31/2008	25.89		16.30	179,843
	12/31/2007	25.44		25.89	93,841
	12/31/2006	23.12	*	25.44	19,054

T. Rowe Price Prime Reserve Portfolio	12/31/2009	$1.08		$1.07	4,261,268
	12/31/2008	1.06		1.08	5,052,384
	12/31/2007	1.02		1.06	1,821,574
	12/31/2006	1.00	*	1.02	776,113

T. Rowe Price Small-Cap Stock Fund Advisor Class(1)	12/31/2009	$27.22		$37.18	328,262
	12/31/2008	41.42		27.22	342,921
	12/31/2007	42.78		41.42	364,097
	12/31/2006	38.50		42.78	375,980
	12/31/2005	36.01		38.50	384,016
	12/31/2004	30.78		36.01	379,453
	12/31/2003	23.60		30.78	331,165
	12/31/2002	27.92		23.60	264,418
	12/31/2001	26.52		27.92	163,849
	12/31/2000	26.96	*	26.52	47,445

38

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
T. Rowe Price Small-Cap Value Fund Advisor Class(1)	12/31/2009	$34.77		$43.53	323,357
	12/31/2008	49.37		34.77	335,168
	12/31/2007	50.15		49.37	368,014
	12/31/2006	43.76		50.15	394,998
	12/31/2005	40.82		43.76	413,874
	12/31/2004	32.94		40.82	418,916
	12/31/2003	24.48		32.94	377,185
	12/31/2002	25.30		24.48	299,718
	12/31/2001	21.02		25.30	139,770
	12/31/2000	20.48	*	21.02	15,913

Wells Fargo Advantage Discovery Fundsm (formerly Strong Mid Cap)	12/31/2009	$10.69		$14.83	700,559
	12/31/2008	19.45		10.69	675,612
	12/31/2007	16.10		19.45	606,124
	12/31/2006	14.21		16.10	566,905
	12/31/2005	16.94	*	14.21	571,068
	12/31/2004	14.39		16.94	455,021
	12/31/2003	10.86		14.39	424,282
	12/31/2002	17.61		10.86	351,842
	12/31/2001	25.76		17.61	264,967
	12/31/2000	36.15	*	25.76	130,119

Wells Fargo Opportunity Fundsm(1)	12/31/2009	$22.06		$32.22	223,827
	12/31/2008	37.27		22.06	237,768
	12/31/2007	35.39		37.27	257,373
	12/31/2006	31.93		35.39	277,826
	12/31/2005	29.96		31.93	294,959
	12/31/2004	25.66		29.96	304,488
	12/31/2003	18.96		25.66	285,496
	12/31/2002	26.24		18.96	244,938
	12/31/2001	27.54		26.24	163,069
	12/31/2000	28.68	*	27.54	46,246

Wilshire 5000 Index Portfolio Institutional(3)	12/31/2009	$7.74		$9.72	1,585,016
	12/31/2008	12.42		7.74	1,637,636
	12/31/2007	11.98		12.42	1,698,242
	12/31/2006	10.58		11.98	1,771,782
	12/31/2005	10.12		10.58	1,780,697
	12/31/2004	9.18		10.12	1,893,301
	12/31/2003	7.15		9.18	1,839,959
	12/31/2002	9.17		7.15	1,741,166
	12/31/2001	10.47		9.17	1,697,179
	12/31/2000	12.18	*	10.47	1,388,165

Wilshire 5000 Index Portfolio Investment(3)	12/31/2009	$7.52		$9.44	1,396,718
	12/31/2008	12.10		7.52	1,262,690
	12/31/2007	11.70		12.10	1,144,141
	12/31/2006	10.34		11.70	1,035,532
	12/31/2005	9.92		10.34	886,643
	12/31/2004	9.03		9.92	687,189
	12/31/2003	7.06		9.03	472,140
	12/31/2002	9.07		7.06	317,084
	12/31/2001	10.38		9.07	184,599
	12/31/2000	12.16	*	10.38	36,476

39

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
Wilshire Large Co. Growth Portfolio Institutional(3)	12/31/2009	$23.26		$30.83	546,446
	12/31/2008	40.38		23.26	578,871
	12/31/2007	35.00		40.38	605,843
	12/31/2006	33.64		35.00	650,673
	12/31/2005	31.29		33.64	667,289
	12/31/2004	29.59		31.29	676,482
	12/31/2003	23.61		29.59	648,362
	12/31/2002	30.49		23.61	595,185
	12/31/2001	36.90		30.49	581,736
	12/31/2000	46.14	*	36.90	446,567

Wilshire Large Co. Growth Portfolio Investment(3)	12/31/2009	$22.48		$29.69	510,776
	12/31/2008	39.13		22.48	490,423
	12/31/2007	34.06		39.13	455,744
	12/31/2006	32.86		34.06	420,405
	12/31/2005	30.67		32.86	360,477
	12/31/2004	29.11		30.67	284,345
	12/31/2003	23.31		29.11	204,673
	12/31/2002	30.17		23.31	142,169
	12/31/2001	36.63		30.17	84,544
	12/31/2000	45.85	*	36.63	15,529

Wilshire Large Co. Value Portfolio Investment(3)	12/31/2009	$17.01		$21.60	1,140,880
	12/31/2008	29.44		17.01	1,078,702
	12/31/2007	30.42		29.44	1,006,488
	12/31/2006	25.99		30.42	925,411
	12/31/2005	24.09		25.99	834,983
	12/31/2004	21.60		24.09	686,425
	12/31/2003	17.02		21.60	576,488
	12/31/2002	20.82		17.02	443,150
	12/31/2001	21.34		20.82	253,308
	12/31/2000	20.06	*	21.34	23,157

Wilshire Small Co. Growth Portfolio Investment(2)(3)	12/31/2009	$14.59		$18.81	135,301
	12/31/2008	24.30		14.59	135,420
	12/31/2007	22.69		24.30	134,021
	12/31/2006	20.67		22.69	140,208
	12/31/2005	20.20		20.67	143,219
	12/31/2004	17.47		20.20	112,451
	12/31/2003	12.91		17.47	84,432
	12/31/2002	15.19		12.91	58,508
	12/31/2001	15.87		15.19	25,816
	12/31/2000	17.80	*	15.87	7,467

Wilshire Small Co. Value Portfolio Investment(3)	12/31/2009	$18.36		$22.29	154,325
	12/31/2008	27.65		18.36	142,449
	12/31/2007	29.00		27.65	153,631
	12/31/2006	24.54		29.00	145,709
	12/31/2005	23.32		24.54	142,596
	12/31/2004	19.44		23.32	129,769
	12/31/2003	14.43		19.44	114,100
	12/31/2002	15.88		14.43	111,169
	12/31/2001	13.72		15.88	77,121
	12/31/2000	12.34	*	13.72	5,681

40

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
Wilshire VIT 2015 ETF Fund	12/31/2009	$8.09		$9.63	1,565,378
	12/31/2008	10.83		8.09	1,347,691
	12/31/2007	10.46		10.83	676,295
	12/31/2006	9.98	*	10.46	179,111

Wilshire VIT 2025 ETF Fund	12/31/2009	$7.70		$9.17	1,408,546
	12/31/2008	10.86		7.70	968,800
	12/31/2007	10.52		10.86	509,965
	12/31/2006	9.97	*	10.52	101,522

Wilshire VIT 2035 ETF Fund	12/31/2009	$7.17		$8.57	1,417,643
	12/31/2008	10.86		7.17	834,498
	12/31/2007	10.49		10.86	236,039
	12/31/2006	9.96	*	10.49	27,795

Wilshire VIT Balanced Fund	12/31/2009	$16.63		$19.41	8,157,801
	12/31/2008	22.96		16.63	8,892,355
	12/31/2007	22.55		22.96	10,080,198
	12/31/2006	20.46		22.55	11,010,276
	12/31/2005	19.87		20.46	12,018,094
	12/31/2004	18.59		19.87	13,033,346
	12/31/2003	15.74		18.59	13,967,082
	12/31/2002	17.38		15.74	14,684,684
	12/31/2001	17.42		17.38	16,148,759
	12/31/2000	17.27		17.42	17,434,293

Wilshire VIT Equity Fund	12/31/2009	$15.47		$18.89	8,504,111
	12/31/2008	26.17		15.47	9,083,835
	12/31/2007	25.93		26.17	10,027,045
	12/31/2006	22.45		25.93	10,978,177
	12/31/2005	21.47		22.45	12,143,394
	12/31/2004	19.74		21.47	13,354,870
	12/31/2003	15.67		19.74	14,334,218
	12/31/2002	19.69		15.67	15,070,307
	12/31/2001	20.82		19.69	16,474,940
	12/31/2000	21.92		20.82	17,693,804

Wilshire VIT Income Fund	12/31/2009	$16.66		$18.64	1,223,429
	12/31/2008	18.00		16.66	1,334,895
	12/31/2007	17.49		18.00	1,230,297
	12/31/2006	17.03		17.49	1,245,617
	12/31/2005	16.91		17.03	1,260,463
	12/31/2004	16.32		16.91	1,201,525
	12/31/2003	15.39		16.32	1,128,161
	12/31/2002	14.27		15.39	1,105,681
	12/31/2001	13.27		14.27	896,686
	12/31/2000	12.24		13.27	806,285

Wilshire VIT International Equity Fund	12/31/2009	$9.26		$11.99	2,795,487
	12/31/2008	16.66		9.26	2,802,578
	12/31/2007	15.51		16.66	2,877,828
	12/31/2006	12.69		15.51	2,897,834
	12/31/2005	11.67		12.69	2,985,537
	12/31/2004	10.68		11.67	3,034,963
	12/31/2003	8.16		10.68	3,018,220
	12/31/2002	10.46		8.16	2,911,478
	12/31/2001	14.39		10.46	2,877,968
	12/31/2000	17.52		14.39	2,621,364

41

		Accumulation
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period
Wilshire VIT Small Cap Growth Fund	12/31/2009	$7.97	$10.13	3,051,412
	12/31/2008	15.06	7.97	3,133,067
	12/31/2007	13.38	15.06	3,318,273
	12/31/2006	12.17	13.38	3,585,367
	12/31/2005	11.88	12.17	3,884,610
	12/31/2004	11.52	11.88	4,241,664
	12/31/2003	7.33	11.52	4,454,821
	12/31/2002	12.16	7.33	4,309,422
	12/31/2001	17.54	12.16	4,343,366
	12/31/2000	19.76	17.54	4,245,836

Wilshire VIT Socially Responsible Fund	12/31/2009	$11.63	$13.97	3,447,693
	12/31/2008	19.74	11.63	3,586,901
	12/31/2007	20.53	19.74	3,955,740
	12/31/2006	17.25	20.53	4,147,538
	12/31/2005	16.61	17.25	4,346,986
	12/31/2004	14.85	16.61	4,566,563
	12/31/2003	11.70	14.85	4,696,964
	12/31/2002	13.70	11.70	4,762,269
	12/31/2001	14.96	13.70	4,931,921
	12/31/2000	13.81	14.96	4,744,087

*	Inception price on date Underlying Fund was added to the Separate Account.

(1)	The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004, generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they were allocating Net Premiums to the following Subaccounts on that date, Contract Owners may continue those allocations.

T. Rowe Price Small-Cap Stock Fund — Advisor Class
Wells Fargo Advantage
VT Opportunity Fundsm
Credit Suisse Trust — U.S. Equity Flex I Portfolio
T. Rowe Price Small-Cap Value Fund — Advisor Class

(2)	On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they were allocating Net Premiums to the following Subaccounts on that date, Contract Owners may continue those allocations.

JPMorgan Insurance Trust U.S. Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund
Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

(3)	These Subaccounts are not available as investment options in Non-Qualified Contracts.

(4)	On and after May 1, 2008, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they were allocating Net Premiums to the following Subaccounts on that date, Contract Owners may continue those allocations.

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

42

Prospectus for Variable Deferred Annuity Contracts Issued by Horace Mann Life
Insurance Company Separate Account
Flexible Premium Contracts for Individuals — Variable Solutions II and Maximum Solutions II
May 1, 2010

This prospectus offers Variable annuity Contracts to individuals. The Contracts are issued by Horace Mann Life Insurance Company (“HMLIC”) as flexible premium Contracts. Certain of these Contracts are issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”). The investment choices under the Contracts are a fixed account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. Amounts allocated or transferred to the HMLIC Separate Account as directed by a Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as Variable investment options). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:

Lifecycle Funds
Wilshire Variable Insurance Trust 2015 ETF Fund
Wilshire Variable Insurance Trust 2025 ETF Fund
Wilshire Variable Insurance Trust 2035 ETF Fund

Large Company Stock Funds
Large Value
Davis Value Portfolio
T. Rowe Price Equity Income Portfolio VIP II
Wilshire Large Company Value Portfolio (Investment Class)(2)
Large Core
Fidelity VIP Growth & Income Portfolio SC 2
Fidelity VIP Index 500 Portfolio SC 2
JPMorgan Insurance Trust U.S. Equity Portfolio(1)
Wilshire 5000 Index Portfolio (Investment Class)(2)
Wilshire VIT Equity Fund
Large Growth
AllianceBernstein VPS Large Cap Growth Portfolio
Fidelity VIP Growth Portfolio SC 2
Wilshire Large Company Growth Portfolio (Investment Class)(2)

Mid-Size Company Stock Funds
Mid Value
AllianceBernstein VPS Small/Mid Cap Value Portfolio
Ariel Fund®(2)
Ariel Appreciation Fund®(2)(3)
Goldman Sachs VIT Mid Cap Value
Mid Core
Dreyfus Investment Portfolios: MidCap Stock Portfolio — Service Shares(1)
Fidelity VIP Mid Cap Portfolio SC 2
Rainier Small/Mid Cap Equity Portfolio(2)
Calvert VP S&P Mid Cap 400 Index
Mid Growth
Delaware VIP Smid Cap Growth Series — Service Class
Lord Abbett Series Fund Growth Opportunities Portfolios(1)
Putnam VT Vista Fund (IB Shares)
Wells Fargo Advantage VT Discovery Fundsm

Small Company Stock Funds
Small Value
Royce Capital Fund Small-Cap Portfolio
Wilshire Small Company Value Portfolio (Investment Class)(2)
Small Core
Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares
Goldman Sachs VIT Structured Small Cap Equity Fund(3)
Lazard Retirement US Small-Mid Cap Eq Ser
Neuberger Berman Genesis Fund — Advisor Class(2)
Small Growth
AllianceBernstein VPS Small Cap Growth Portfolio
Delaware VIP Trend Series — Service Class
Wilshire Small Company Growth Portfolio (Investment Class)(1)(2)
Wilshire VIT Small Cap Growth Fund

International Stock Funds
Fidelity VIP Emerging Markets SC 2
Fidelity VIP Overseas Portfolio SC 2
Wilshire VIT International Equity Fund

Specialty
Wilshire VIT Socially Responsible Fund

Real Estate
Delaware VIP REIT Series (Service Class)

Bond Funds
Fidelity VIP High Income Portfolio SC 2
Fidelity VIP Investment Grade Bond Portfolio SC 2
Templeton Global Bond Securities Fund — Class 4
Wilshire VIT Income Fund

Balanced Fund
Wilshire VIT Balanced Fund

Money Market
T. Rowe Price Prime Reserve Portfolio

(1)	The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2006. Owners of Contracts issued before May 1, 2006 generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they were allocating Net Premiums to the following Subaccounts on that date, Contract Owners may continue those allocations.

JPMorgan Insurance Trust U.S. Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

(2)	These Subaccounts are not available as investment options in Non-qualified Contracts.

(3)	The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2008. Owners of Contracts issued before May 1, 2008 generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they were allocating Net Premiums to the following Subaccounts on that date, Contract Owners may continue those allocations.

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Trademarks used in this document are owned by and used with the permission of the appropriate company.

This prospectus sets forth the information an investor should know before purchasing or making additional premium payments to a Contract and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2010. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears at the end of this prospectus.

The Securities and Exchange Commission maintains a website (www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

Horace Mann Investors, Inc., the distributor of the Contracts, is a member of the Securities Investor Protection Corporation (SIPC). Visit www.sipc.org, call 1-202-371-8300 or write to SIPC at 805 15th Street, N.W. Suite 800, Washington, D.C. 20005-2215 for information about SIPC, including the SIPC brochure.

The date of this prospectus is May 1, 2010.

2

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACTS OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

3

Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Contract Owner’s interest in a Subaccount before Annuity Payments begin.

Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.

Annuitant: The natural person whose life determines the Annuity Payments made under a Contract.

Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Total Accumulation Value on the Annuity Date, less any applicable premium tax.

Annuity Date: The date Annuity Payments begin. The individual Contracts offered by this prospectus describe the criteria for determining Annuity Dates.

In addition, Qualified Plans often place certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Plans (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. See “Tax Consequences — Taxation of Qualified Plans — Required Minimum Distributions.”

Annuity Payments: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity payout arrangement provides a series of payments that will be equal in amount throughout the Annuity Period, except in the case of certain joint and survivor Annuity Payment options. A fixed annuity payout arrangement does not participate in the investment experience of any Subaccount. A Variable annuity payout arrangement provides a series of payments that vary in amount.

Annuity Period: The period during which Annuity Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.

Contract: The individual flexible premium deferred Variable annuity contracts this prospectus offers.

Contract Owner (You, Your): The individual or entity to whom the Contract is issued.

Contract Year: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of that date.

FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of NASD and the member regulation, enforcement and arbitration functions of the New York Stock Exchange.

Fixed Cash Value: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.

HMLIC, We, Us, Our: Horace Mann Life Insurance Company.

Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.

Mutual Fund(s): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.

Net Premium: The balance of each premium payment received by HMLIC after deducting any applicable premium taxes.

Non-qualified Contract: A Contract that is not a Qualified Plan.

Qualified Plan: The term “Qualified Plan” in this prospectus will be used to describe the following contracts: Internal Revenue Code (“IRC”) Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 408 individual retirement annuity (“IRA”); IRC Section 408A Roth IRA (“Roth IRA”); IRC Section 408(p) simple retirement annuity (“SIMPLE”); IRC Section 408(k) simplified employee pension (“SEP”); IRC Section 457(b) eligible governmental plan annuity (“457(b) Contract”); and IRC 401 qualified annuity.

Separate Account: The Horace Mann Life Insurance Company Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.

4

Subaccount: A division of the Separate Account that invests in shares of the corresponding Underlying Fund. Certain Subaccounts are not available for investment under Non-Qualified Contracts.

Surrender Charge: (a contingent deferred sales charge) An amount kept by HMLIC if a withdrawal is made or if the Contract is surrendered. The charge is intended to compensate HMLIC for the cost of selling the Contract.

Total Accumulation Value: The sum of the Fixed Cash Value and the Variable Cash Value before Annuity Payments begin.

Underlying Funds: All Mutual Funds listed in this document that are available for investment by the Separate Account.

Valuation Date: Any day on which the New York Stock Exchange (“NYSE”) is open for trading and on which the net asset value of each share of the Underlying Funds is determined except for the day after Thanksgiving. The Valuation Date ends at 3:00 p.m. Central time, or the close of the NYSE, if earlier. We deem receipt of any Net Premium or request to occur on a particular Valuation Date if We receive the Net Premium or request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central time on that day. If received at or after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.

Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

Variable: The values vary based on the investment performance of the Subaccount(s) selected.

Variable Cash Value: The dollar value of the Separate Account investment options under the Contract before Annuity Payments begin.

5

Summary

This summary is intended to provide a brief overview of the more significant aspects of the Contract(s). More detailed information about material rights and features under the Contract can be found elsewhere in this prospectus and in the Separate Account Statement of Additional Information. This prospectus discloses all material features and benefits of the Contract. This prospectus is intended to serve as a disclosure document that focuses on the Variable portion of the Contracts only. For information regarding the fixed portion, refer to the Contract(s).

For a brief overview of product-specific information for the Contract You own, see the “Individual Product Information” section of this prospectus.

Detailed information about the Underlying Funds is contained in each Underlying Fund’s prospectus and in each Underlying Fund Statement of Additional Information.

The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund’s prospectus.

What is the “Separate Account?”

The Separate Account segregates assets dedicated to the Variable portion of the Contracts offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

Who may purchase the Contracts offered by this prospectus?

The Contracts are designed for individuals seeking long-term tax-deferred accumulation of funds. Purchasing a Contract as an investment vehicle for a qualified retirement plan does not provide any additional tax advantage beyond that already available through the qualified plan.

The Contracts are offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. (“HM Investors”). In addition, the Contracts may be offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of FINRA.

What are my investment choices?

You may have money allocated to or invested in up to 24 investment options (including the fixed account) at any one time. Certain Subaccounts are not available for investment under Non-qualified Contracts.

(a)	Separate Account

Includes Subaccounts each of which invests in one of the following Underlying Funds:

Lifecycle Funds
Wilshire Variable Insurance Trust 2015 ETF Fund
Wilshire Variable Insurance Trust 2025 ETF Fund
Wilshire Variable Insurance Trust 2035 ETF Fund
Large Company Stock Funds
Large Value
Davis Value Portfolio
T. Rowe Price Equity Income Portfolio VIP II
Wilshire Large Company Value Portfolio (Investment Class)(2)
Large Core
Fidelity VIP Growth & Income Portfolio SC 2
Fidelity VIP Index 500 Portfolio SC 2
JPMorgan Insurance Trust U.S. Equity Portfolio(1)
Wilshire 5000 Index Portfolio (Investment Class)(2)
Wilshire VIT Equity Fund
Large Growth
AllianceBernstein VPS Large Cap Growth Portfolio
Fidelity VIP Growth Portfolio SC 2
Wilshire Large Company Growth Portfolio (Investment Class)(2)
Mid-Size Company Stock Funds
Mid Value
AllianceBernstein VPS Small/Mid Cap Value Portfolio
Ariel Fund®(2)
Ariel Appreciation Fund®(2)(3)
Goldman Sachs VIT Mid Cap Value
Mid Core
Dreyfus Investment Portfolios: Mid Cap Stock Portfolio — Service Shares(1)
Fidelity VIP Mid Cap Portfolio SC 2
Rainier Small/Mid Cap Equity Portfolio(2)
Calvert VP S&P Mid Cap 400 Index
Mid Growth
Delaware VIP Smid Cap Growth Series — Service Class
Lord Abbett Series Fund Growth Opportunities Portfolio(1)
Putnam VT Vista Fund (IB Shares)
Wells Fargo Advantage VT Discovery Fundsm
Small Company Stock Funds
Small Value
Royce Capital Fund Small-Cap Portfolio

6

Wilshire Small Company Value Portfolio (Investment Class)(2)
Small Core
Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares
Goldman Sachs VIT Structured Small Cap Equity Fund(3)
Lazard Retirement US Small-Mid Cap Eq Ser
Neuberger Berman Genesis Fund — Advisor Class(2)
Small Growth
AllianceBernstein VPS Small Cap Growth Portfolio
Delaware VIP Trend Series — Service Class
Wilshire Small Company Growth Portfolio (Investment Class)(1)(2)
Wilshire VIT Small Cap Growth Fund

International Stock Funds
Fidelity VIP Emerging Markets SC 2
Fidelity VIP Overseas Portfolio SC 2
Wilshire VIT International Equity Fund
Real Estate
Delaware VIP REIT Series (Service Class)
Bond Funds
Fidelity VIP High Income Portfolio SC 2
Fidelity VIP Investment Grade Bond Portfolio SC 2
Templeton Global Bond Securities Fund — Class 4
Wilshire VIT Income Fund
Balanced Fund
Wilshire VIT Balanced Fund
Money Market
T. Rowe Price Prime Reserve Portfolio

(1)	The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2006. Owners of Contracts issued before May 1, 2006 generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they were allocating Net Premiums to the following Subaccounts on that date, Contract Owners may continue those allocations.

JPMorgan Insurance Trust U.S. Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

(2)	These Subaccounts are not available as investment options in Non-qualified Contracts.

(3)	The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2008. Owners of Contracts issued before May 1, 2008 generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they were allocating Net Premiums to the following Subaccounts on that date, Contract Owners may continue those allocations.

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

(b)	Fixed Account — You also may direct Your premium payments (or transfer any of Your Total Accumulation Value) to the fixed account and receive a guaranteed minimum interest rate. (See the Contract)

When can I transfer between accounts?

At any time before the Contract’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, subject to certain restrictions. The dollar cost averaging program allows you to preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The dollar cost averaging program is only available before the Annuity Date. For complete details see “The Contracts — Transactions — Transfers.”

May I withdraw all or part of the Contract value before the Annuity Date?

Unless restricted by the Internal Revenue Code of 1986, as amended (“IRC”), or Your employer’s Plan Document, if applicable, a Contract Owner may at any time before the Annuity Date surrender his or her Contract in whole or withdraw in part for cash. In any Contract Year, You may withdraw a portion of Your Total Accumulation Value without a Surrender Charge. Each surrender or partial withdrawal from the Variable Cash Value is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Surrender Charges as described in “Deductions and Expenses — Surrender Charges.” For information specific to a withdrawal of the Fixed Cash Value, see Your Contract.

What are the charges or deductions?

The Contracts may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.

We deduct a mortality and expense risk fee (M&E Fee) from the Separate Account. This fee is computed on a daily basis. See the “Individual Product Information” section for the mortality and expense risk fee of Your product.

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Variable Solutions II has an annual maintenance fee that may not exceed $25 and is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived. Maximum Solutions II does not have an annual maintenance fee. If You have multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes issue multiple Contracts with the same first nine digits in the Contract numbers to accommodate multiple sources of funds, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year.

We do not assess a sales expense charge on premium payments, but do assess a decreasing Surrender Charge against surrenders and withdrawals. The charge is deducted from the Contract Owner’s value in the Subaccount(s) from which the withdrawal is made. See “The Contracts — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

What are the federal income tax consequences of investing in this Contract?

Amounts contributed through salary reduction (other than amounts designated as Roth contributions), employer contributions, or deductible amounts in the case of traditional IRAs are not taxed at the time of contribution. Earnings are also not taxed as they accumulate within the annuity Contract. Except for qualified distributions from Roth IRAs or after-tax contributions, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the IRC.

The IRC provides penalties for premature distributions under annuity contracts and various retirement plans. Values may not be withdrawn from Section 403(b) or Section 457(b) contracts except under certain circumstances. See “Tax Consequences.” These Contracts might not be suitable for short-term investment. See “The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

If I receive my Contract and am dissatisfied, may I return it?

The Contract Owner may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund the greater of the premium payments made for the Contract, less any withdrawals and any outstanding loan balance, or the Total Accumulation Value.

When can I begin receiving Annuity Payments, and what options are available?

Payments will begin on the Annuity Date set by the terms of Your Contract. Variable Annuity Payments are only made in monthly installments. Various Annuity Payment options are available under the Contract.

Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. The following options are available for receiving Annuity Payments: Life Annuity with payments guaranteed for periods of Life Only, 10, 15 or 20 years, Joint and Survivor Annuity and Payments for a Specified Period.

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Fee Tables and Example

The following tables describe the highest fees and expenses that You may pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer cash value between investment options. State premium taxes may also be deducted. To determine the Contract You own, look in the bottom left hand corner of Your Contract for the form number. This is the number referenced below the product name in the following tables. If You are in the process of purchasing a Contract, ask Your registered representative which Contract You are purchasing.

Contract Owner Transaction Expenses:(1)

Surrender Fees (as a percentage of amount surrendered, if applicable)

	Surrender Charge%
	Variable Solutions II	Maximum Solutions II
Contract Year	(9 years)	(7 years)

1	8.0%	7.0%
2	7.5%	6.0%
3	7.0%	5.0%
4	6.0%	4.0%
5	5.0%	3.0%
6	4.0%	2.0%
7	3.0%	1.0%
8	2.0%	0.0%
9	1.0%
Thereafter	0.0%

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.

Periodic Fees and Expenses

	Variable	Maximum
	Solutions II	Solutions II
	(IC-450000)	(IC-451000)

Annual Contract Fee(2)	$25	$0
Separate Account Annual Expenses (as a percentage of average Variable Cash Value) Mortality and Expense Risk Fees	1.25%	0.95%
Total Separate Account Annual Expenses	1.25%	0.95%

The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2009. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund.

Total Annual Underlying Fund Operating Expenses(3)	Lowest	Highest
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.35%	3.18%

The table showing the range of expenses for the Underlying Funds takes into account the expenses of the Lifecycle Funds and the Wilshire VIT Balanced Fund, each of which is a “fund of funds.” A “fund of funds” purchases shares of other funds (each an “Acquired Fund”). Each “fund of funds” has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Lifecycle Fund or the Balanced Fund on the combined actual expenses for each such “fund of funds,” which include the pro rata portion of the fees and expenses incurred indirectly by a Lifecycle Fund or the Balanced Fund as a result of its investment in shares of one or more

(1)	Any premium taxes relating to the Contract will be deducted from the premium or deducted from the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence. Premium taxes currently range between 0% and 3.5%.

(2)	The annual Contract fee is waived if the Contract value equals or exceeds $10,000. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes issue multiple Contracts with the same first nine digits in the Contract numbers to accommodate multiple sources of funds, such as employee versus employer. In these situations We will deduct only one annual Contract fee.

(3)	The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. HMLIC has not independently verified such information. The expenses shown are those for the year ended December 31, 2009. Current or future expenses may be greater or less than those shown. The numbers do not reflect any waivers currently in place. The Underlying Funds may impose a redemption fee on certain transactions and these are not reflected above. Please see “Transactions — Market Timing” for a discussion of these fees.

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Acquired Funds. See the prospectus for the Lifecycle Funds or the Balanced Fund for a presentation of the applicable Acquired Fund fees and expenses.

Example

This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable annuity contracts. These costs include Contract Owner transaction expenses, any annual Contract fees, Separate Account annual expenses and Underlying Fund fees and expenses.

The Example assumes that You invest $10,000 in the Contract for the time periods indicated. The Example also assumes any applicable Surrender Charge, that Your investment has a 5% return each year and assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2009, without reflecting the impact of any Underlying Fund fee or expense waivers. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:

Variable Solutions II (IC-450000)

If You surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years

$1,265	$2,099	$2,835	$4,685

If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years

$463	$1,394	$2,328	$4,685

Maximum Solutions II (IC-451000)

If You surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years

$1,115	$1,750	$2,392	$4,244

If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years

$409	$1,238	$2,080	$4,244

Please remember that the Example is simply an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.

Condensed Financial Information

Tables showing the Accumulation Unit Value information for each Subaccount of the Separate Account available under the Contracts are presented in “Appendix A — Condensed Financial Information.”

Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free).

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Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds

Horace Mann Life Insurance Company

HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 (“HMLIC’s Home Office”), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the NYSE.

The Fixed Account

The fixed account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. You must depend on the financial strength of HMLIC for satisfaction of HMLIC’s obligations under the Contract. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual effective interest rate as specified in the Contracts. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. For additional information about the fixed account, see Your Contract. The fixed account has not been registered with the U.S. Securities and Exchange Commission, and the staff of the U.S. Securities and Exchange Commission has not reviewed the disclosure in the prospectus relating to the fixed account.

The Separate Account

On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contracts without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contracts, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Contracts. HMLIC is solely responsible for its obligations under the Contracts. While HMLIC is obligated to make payments under the Contracts, the amounts of Variable Annuity Payments are not guaranteed.

The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.

The Underlying Funds

Each of the Underlying Funds is registered with the Securities and Exchange Commission (“SEC”) as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Underlying Funds by the SEC.

The Underlying Funds are listed below along with their primary investment objectives and adviser for each Underlying Fund. There is no assurance that any of the Funds will achieve its objective. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657, calling (800) 999-1030 (toll-free) or sending a telefacsimile (FAX) transmission to (877) 832-3785. You may also access the prospectuses on HMLIC’s website at www.horacemann.com Once in the site, click on the “Products” tab, then “Annuity”, and then “Investment options”.

Name	Objective	Investment Type	Adviser
Wilshire Variable Insurance Trust 2015 ETF Fund(3)	High current income/Capital appreciation	Lifecycle	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2025 ETF Fund(3)	High current income/Capital appreciation	Lifecycle	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

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Name	Objective	Investment Type	Adviser

Wilshire Variable Insurance Trust 2035 ETF Fund(3)	High current income/Capital appreciation	Lifecycle	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Davis Value Portfolio	Long-term capital growth	Large value	The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.

T. Rowe Price Equity Income Portfolio VIP II	Long-term Capital appreciation	Large value	The T. Rowe Price Equity Income Portfolio VIP II is advised by T. Rowe Price Associates, Inc.

Wilshire Large Company Value Portfolio (Investment Class)(2)	Long-term capital growth	Large value	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Fidelity VIP Growth & Income Portfolio SC 2	Current income/Capital growth	Large core	The Fidelity VIP Growth and Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Index 500 Portfolio SC 2	Long-term capital growth	Large core	The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co. The Fidelity VIP Index 500 is managed by Geode, a subadvisor to the fund.

JPMorgan Insurance Trust U.S. Equity Portfolio(1)	Long-term capital growth	Large core	The JPMorgan U.S. Large Cap Core Equity Portfolio is a series of the J.P. Morgan Series Trust II and is advised by J.P. Morgan Investment Management Inc.

Wilshire 5000 Index Portfolio (Investor Class)(2)	Capital growth	Large core	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Equity Fund	Long-term capital growth	Large core	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

AllianceBernstein VPS Large Cap Growth Portfolio	Long-term capital growth	Large growth	The AllianceBernstein Large Cap Growth Portfolio is a series of the AllianceBernstein Variable Products Series Fund and is advised by AllianceBernstein L.P.

Fidelity VIP Growth Portfolio SC 2	Capital growth	Large growth	The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Wilshire Large Company Growth Portfolio(2)	Long-term capital growth	Large growth	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

AllianceBernstein VPS Small/Mid Cap Value Portfolio	Long-term capital growth	Medium value	The AllianceBernstein Variable Products Series Small/Mid Cap Value Portfolio is advised AllianceBernstein L.P.

Ariel Fund®(2)	Long-term capital appreciation	Medium value	The Ariel Fund is advised by Ariel Investments, LLC.

Ariel Appreciation Fund®(2)(4)	Long-term capital appreciation	Medium value	The Ariel Appreciation Fund is advised by Ariel Investments, LLC.

Goldman Sachs VIT Mid Cap Value	Long-term capital appreciation	Medium value	The Goldman Sachs VIT Mid Cap Value Fund is advised by Goldman Sachs Asset Management, L.P. (“GSAM”).

Dreyfus Investment Portfolios: Mid Cap Stock Portfolio — Service Shares(1)	Long-term capital growth	Medium core	Dreyfus Investment Portfolios: MidCap Stock Portfolio is advised by The Dreyfus Corporation.

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Name	Objective	Investment Type	Adviser

Fidelity VIP Mid Cap Portfolio SC 2	Long-term capital growth	Medium core	The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Rainier Small/Mid Cap Equity Portfolio(2)	Long-term capital growth	Medium core	The Rainier Small/Mid Cap Equity Portfolio is advised by Rainier Investment Management, Inc.

Calvert VP S&P MidCap 400 Index	Long-term capital growth	Medium core	The Calvert VP S&P MidCap 400 Index is advised by Calvert Asset Management Company, Inc.

The Delaware VIP Smid Cap Growth Series — Service Shares	Long-term capital growth	Medium growth	The Delaware VIP Smid Cap Growth Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Lord Abbett Series Fund Growth Opportunities Portfolio(1)	Capital appreciation	Medium growth	The Lord Abbett Series Fund — Growth Opportunities Portfolio is advised by Lord, Abbett & Co. LLC.

Putnam VT Vista Fund (IB Shares)	Capital appreciation	Medium growth	Putnam VT Vista Fund is a series of the Putnam Variable Trust and is advised by Putnam Management.

Wells Fargo Advantage VT Discovery Fundsm	Long-term capital appreciation	Medium growth	The Wells Fargo Advantage Discovery Fund is advised by Wells Capital Management.

Royce Capital Fund Small-Cap Portfolio	Long-term capital growth	Small value	The Royce Capital Fund Small-Cap Portfolio is advised by Royce & Associated, LLC.

Wilshire Small Company Value Portfolio (Investment Class)(3)	Long-term capital growth	Small value	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares	Long-term capital growth	Real estate	Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio is advised by The Dreyfus Corporation.

Goldman Sachs VIT Structured Small Cap Equity Fund(4)	Long-term capital growth	Small core	The Goldman Sachs VIT Structured Small Cap Equity Fund is a series of the Goldman Sachs Variable Insurance Trust and is advised by Goldman Sachs Asset Management, L.P.

Lazard Retirement US Small-Mid Cap Eq Ser	Long-term capital appreciation	Small core	The Lazard Retirement US Small-Mid Cap Eq Ser is advised by Lazard Asset Management LLC.

Neuberger Berman Genesis Fund — Advisor Class(2)	Capital growth	Small core	Neuberger Berman Genesis Fund — Advisor Class is advised by Neuberger Berman Management Inc. and subadvised by Neuberger Berman LLC.

AllianceBernstein VPS Small Cap Growth Portfolio	Long-term capital growth	Small growth	The AllianceBernstein VPS Small Cap Growth Portfolio is advised by AllianceBernstein L.P.

Delaware VIP Trend Series — Service Class	Long-term capital growth	Small growth	The Delaware VIP Trend Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Wilshire Small Company Growth Portfolio (Investment Class)(1)(2)	Long-term capital growth	Small growth	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Small Cap Growth Fund	Long-term capital growth	Small growth	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

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Name	Objective	Investment Type	Adviser

Fidelity VIP Emerging Markets SC 2	Capital appreciation	International	The Fidelity VIP Emerging Markets Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Overseas Portfolio SC 2	Long-term capital growth	International	The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Wilshire VIT International Equity Fund	Long-term capital growth	International	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Socially Responsible Fund	Long-term capital growth	Specialty	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Delaware VIP REIT Series (Service Class)	Long-term total return/capital appreciation	Real estate	The Delaware VIP REIT Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Fidelity VIP High Income Portfolio SC 2	High current income/Capital growth	Bond	The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Investment Grade Bond Portfolio SC 2	Current income	Bond	The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Templeton Global Bond Securities Fund — Class 4	High current income/preservation of capital	Bond	The Templeton Global Bond Securities Fund is advised by Franklin Advisers, Inc.

Wilshire VIT Income Fund	Current income	Bond	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Balanced Fund(3)	Capital growth/Current income	Balanced	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

T. Rowe Price Prime Reserve Portfolio	Current income/ Preservation of capital	Money Market	The T. Rowe Price Prime Reserve Portfolio is advised by T. Rowe Price Associates, Inc.

(1)	On or after May 1, 2006 Contract Owners generally may not begin or increase premium payments or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they were allocating Net Premiums to the following Subaccounts on that date, Contract Owners may continue those allocations.

JPMorgan Insurance Trust U.S. Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service
Shares Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

(2)	These Subaccounts are not available as investment options in Non-qualified Contracts.

(3)	Each of these Underlying Funds is considered a “fund of funds.” This means that the Underlying Fund purchases shares of other funds. A fund of funds may have higher expenses than funds investing directly in debt and equity securities.

(4)	The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2008. Owners of Contracts issued before May 1, 2008 generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they were allocating Net Premiums to the following Subaccounts on that date, Contract Owners may continue those allocations.

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

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The Underlying Funds may sell shares to separate accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans, or to certain pension and retirement plans qualifying under Section 401 of the IRC. It is possible that, in the future, material conflicts could arise as a result of such “mixed and shared” investing.

The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.

Limit on Number of Subaccounts Selected — HMLIC reserves the right to limit the number of Subaccounts selected at one time during the accumulation phase or the annuitization phase of Your Contract.

Selection of Underlying Funds — We select the Underlying Funds offered through the Separate Account based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund, its adviser or sub-adviser or an affiliate will make payments to Us or Our affiliates. (For additional information on these arrangements, see “Payments We Receive.”) We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Purchase Payments and/or transfers of account value if We determine, in consultation with the plan sponsor, that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in Your Variable account value resulting from the performance of the Underlying Funds You have chosen.

Separate Account Pricing Agreement — Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.

Payments We Receive — As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all such payments may be made from 12b- 1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Contract and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.

In addition, We receive payments from Wilshire Associates Incorporated as a result of Our involvement in developing and launching the Wilshire Variable Insurance Trust Lifecycle Funds (“Lifecycle Funds”). These payments are derived from the advisory fees deducted from Lifecycle Fund assets, which are paid by all investors in the Lifecycle Funds, including Contract Owners who elect to allocate Net Premium or Account Value to one or more Lifecycle Funds.

Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.

Addition, Deletion, or Substitution of Underlying Funds — We do not guarantee that each Underlying Fund will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the Securities and Exchange Commission (“SEC”) and any state governmental agency, to the extent required by the Investment Company Act of 1940 (“1940 Act”) or other applicable law.

We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.

Voting Rights — We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

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Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.

We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.

16

The Contracts

Contract Owners’ Rights

A Contract may be issued under a retirement plan on a qualified basis as defined in the IRC or as a Non-qualified Contract. Annuity Products and Qualified Plans are subject to certain tax restrictions. See “Tax Consequences.”

To participate in a Qualified Plan, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC.

Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary, to designate a payee and to agree to a modification of the Contract terms. When multiple Contracts with the same first nine digits in the Contract numbers are issued to accommodate multiple sources of funds, such as employee versus employer, beneficiaries must be consistent for all such Contracts issued, and the death benefit will be determined as the aggregate death benefit for all such Contracts issued. No designation or change in designation of a beneficiary will take effect unless We receive written request therefor at Our Home Office. The request will take effect as of the date We receive it, subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Contract issued under a Qualified Plan is generally prohibited. A Non-qualified Contract may be assigned by giving Us written notice. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of a State Insurance Commissioner, to require that the assignment will be effective only upon acceptance by Us, and to refuse assignments at any time on a non-discriminatory basis.

This prospectus describes only the Variable portions of the Contract. On the Annuity Date, the Contract Owner has certain rights to acquire fixed annuity options. See the Contract for details regarding fixed Annuity Payments.

Purchasing the Contract

The Contracts are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of HMEC. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers. Sales commissions range from 1.00% to 11.00% of premium payments received.

In order to purchase a Contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a suitability form. For 457(b) or 401 Contracts the employer will purchase the Contract on behalf of the employee but the employee will be required to complete an application and suitability form.

Applications are to be sent to HMLIC’s Home Office. If the appropriate broker-dealer has approved the suitability of the sale, Your application is complete, and the initial premium payment has been received at Our Home Office, We will issue Your Contract within 2 business days of receipt and credit the initial premium payment to the Contract. We deem receipt to occur on a Valuation Date if We receive a properly completed application and initial premium payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. . If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the applicant.

Although We do not anticipate delays in Our receipt and processing of applications or premium payments, We may experience such delays to the extent agents fail to forward applications and premium payments to Our Home Office on a timely basis.

Canceling the Contract

You have the right to cancel a Contract for any reason within 30 days after You receive the Contract. To cancel a Contract, You must provide written notice of cancellation and return the Contract to Us at Our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the greater of (1) the premium payments made for this Contract, less any withdrawals and any outstanding loan balance or (2) the Total Accumulation Value within 7 days after We receive the returned Contract. Upon return of the Contract, it will be deemed void.

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Premium Payments

Amount and Frequency of Premium Payments — Net Premium payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. See the “Individual Product Information” section for the minimum purchase payment of Your product.

The IRC limits the amounts which may be contributed to Qualified Plans. See “Tax Consequences — Taxation of Qualified Plans — Contribution Limitations and General Requirements Applicable to Qualified Plans.”

Allocation of Net Premium payments — All or part of the Net Premium payments made may be allocated to one or more available Subaccounts. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request by HMLIC’s Home Office unless a future date is requested.

Accumulation Units and Accumulation Unit Value — Net Premium payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges under the Contract.

Accumulation Units are valued on each Valuation Date. If We receive Your Net Premium before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your Net Premium at or after 3:00 p.m. Central Time (at or after the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.

The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•	minus the dollar amount of the mortality and expense risk fee We deduct for each day in the Valuation Period;
•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

Transactions

The information in this section of the prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction.

Transfers — Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, subject to Contract limitations, prior to the Annuity Date. HMLIC reserves the right to limit transfers from the fixed account to the Subaccounts prior to the Annuity Date as follows:

•	No more than 25% of the fixed account can be transferred to the Subaccounts during a 365 day period.
•	Any request for a total transfer from the fixed account to the Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the final transfer.

You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.

A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing HMLIC’s website at www.horacemann.com and looking in the “Account Access” section.

Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.

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Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the investment options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request (in a form acceptable to Us) at HMLIC’s Home Office unless a future date is requested. See “Other Information — Forms Availability.”

On and after May 1, 2006, no new transfers have been allowed to the following Subaccounts:

JPMorgan Insurance Trust U.S. Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

On and after May 1, 2008, no new transfers have been allowed to the following Subaccounts:

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Dollar Cost Averaging — Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The minimum amount to be transferred to any one investment option is 5%. HMLIC reserves the right to limit the number of investment options and which investment options are available for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), or by telefacsimile (FAX) transmission to (877) 832-3785. This option is only available prior to the Annuity Date.

The transfers will begin on the Valuation Date of receipt of the request in HMLIC’s Home Office (in a form acceptable to Us) and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), or by telefacsimile (FAX) transmission to (877) 832-3785.

Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

All requests must identify the Contract Owner’s name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone.

On and after May 1, 2006, no new dollar cost averaging programs have been allowed to start to the following Subaccounts:

JPMorgan Insurance Trust U.S. Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

On and after May 1, 2008, no new dollar cost averaging programs have been allowed to start to the following Subaccounts:

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Rebalancing — Rebalancing is the periodic adjusting of investment option balances to maintain a preestablished asset allocation strategy. You may request a rebalancing of Your portfolio either once or on a periodic basis. This option is only available before the Annuity Date.

For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. HMLIC reserves the right to limit the number of investment options and which investment options are available for the rebalancing program. The minimum percentage that may be transferred to any one investment option is 5%. HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is approved. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), or by telefacsimile (FAX) transmission to (877) 832-3785.

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Rebalancing will begin on the Valuation Date of receipt of the request (in a form acceptable to Us) in HMLIC’s Home Office. For periodic rebalancing requests, subsequent rebalancing of Your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your portfolio will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), or by telefacsimile (FAX) transmission to (877) 832-3785.

All requests must identify the Contract Owner’s name and Contract number, specify the investment options to be utilized and the percentage to be maintained in each option and include proper authorization such as a signature on a form or validating information if using the telephone.

On and after May 1, 2006, no new rebalancing programs have been allowed to start to the following Subaccounts:

JPMorgan Insurance Trust U.S. Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

On and after May 1, 2008, no new rebalancing programs have been allowed to start to the following Subaccounts:

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Changes to Premium Allocations — A Contract Owner may elect to change the allocation of future Net Premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at www.horacemann.com and looking in the “Account Access” section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner’s name and Contract number and (3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. Changes in allocation instructions are effective on the Valuation Date of receipt of the request by HMLIC’s Home Office unless a future date is requested. See “Other Information — Forms Availability.”

On and after May 1, 2006, new Contracts have not been allowed to have allocations to the following Subaccounts, and existing Contracts have not been allowed to begin or increase allocations to the following Subaccounts:

JPMorgan Insurance Trust U.S. Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

On and after May 1, 2008, new Contracts have not been allowed to have allocations to the following Subaccounts, and existing Contracts have not been allowed to begin or increase allocations to the following Subaccounts:

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Market Timing — The Contracts and the Subaccounts are not designed for ‘market timing’ through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the Fixed Account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with the potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to investors and their Contract performance.

If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other investors and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract. Such action will include requiring future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal. If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.

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The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.

The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.

Contract Owners should be aware, however, that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.

Surrender or Withdrawal Before Commencement of Annuity Period — Values may not be withdrawn from 403(b), 457(b) or 401 Contracts except under certain circumstances. See “Tax Consequences.” However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner’s interest in a Subaccount to less than $100.

The surrender or partial withdrawal of Variable Cash Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in HMLIC’s Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include a penalty tax resulting from premature distribution. See “Tax Consequences.”

A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing Our secure website at www.horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Contract Owner and the request, if sent by FAX, is sent to (877) 832-3785. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any of the proceeds of the withdrawal/surrender are not to be sent to the Contract Owner. See “Tax Consequences” and “Other Information — Forms Availability.”

Partial withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request at HMLIC’s Home Office, or on the Valuation Date of such receipt of a valid request at HMLIC’s Home Office.

For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will hold Your request until We have acquired confirmation of the correct address. Upon receipt of Your confirmation of the address, We will consider the surrender or withdrawal request to be received in good form.

Surrenders and partial withdrawals from any Subaccount are subject to the Surrender Charges shown in the “Individual Product Information” section.

Surrender Charges are applied to the surrenders and partial withdrawals based on the effective date of the Contract and not on the date the premium payment is made.

The applicable Surrender Charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Surrender Charge will result in a Surrender Charge of $3,000 X 4% = $120, which will be deducted from the withdrawal and the balance of $2,880 would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any Surrender Charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a

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desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,125 from Your account, raising the Surrender Charge to $3,125 X 4% = $125 with the balance of $3,000 paid to You.

The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Net Premium(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner’s Subaccount value is $12,000 and Net Premium payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the Surrender Charge may not exceed 9% of $10,000 ($900).

If premium taxes are deducted before surrender or partial withdrawal, any reduction of HMLIC’s premium tax liability due to the surrender or partial withdrawal will be to HMLIC’s benefit.

If You request a partial withdrawal for hardship purposes from Your 403(b) Contract or from Your employer’s 401(k) plan using the safe harbor regulations of the IRC, You will be suspended from making contributions to this and all plans of Your employer for six months (or such additional period of time as may be provided in Your plan document). You should consult with Your plan administrator for further guidance before making a hardship withdrawal. After the six-month period (or other applicable period) is completed, You may resume making contributions.

Payments We Make — HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a valid request is received. However, determination of Contract value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account.

We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest from the date of receipt of Your written request on any payment deferred for 30 days or more at the applicable interest rate.

If You have submitted a check or draft to Our Home Office, We may defer payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.

If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.

Confirmations — HMLIC mails written confirmations of premium payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll free).

Deductions and Expenses

We make certain charges and deductions under the Contract. These charges and deductions compensate Us for services and benefits We provide, costs and expenses We incur, and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.

Services and benefits We provide:

•	the death benefit, and cash benefits under the Contracts
•	investment options, including Net Premium allocations
•	administration of elective options
•	the distribution of reports to Contract Owners
•	Annuity Payment options

Costs and expenses We incur:

•	costs associated with processing applications and with issuing and administering the Contracts

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•	overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts
•	other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying federal, state and local premium and other taxes and fees

Risks We assume:

•	that the costs of providing the services and benefits under the Contracts exceed the charges We deduct

Annual Maintenance Fee — Maximum Solutions II does not have an annual maintenance fee.

Variable Solutions II has an annual maintenance fee of no more than $25 that is deducted from each Contract on the Contract anniversary date. This fee will be waived if the Contract value equals or exceeds $10,000 at the time the fee is assessed. The annual maintenance fee is deducted from the Subaccount containing the greatest dollar amount or from the fixed portion of the Contract when none of the Subaccount(s) have any value. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes issue multiple Contracts with the same first nine digits in the Contract numbers to accommodate multiple sources of funds, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year. We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option.

We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment Option.

The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such fee and assumes the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract. See the “Individual Product Information” section for the maintenance charge on Your Contract.

Mortality and Expense Risk Fee (“M&E Fee”) — For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. The fee for mortality and expense risk on Variable Solutions II may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee for mortality and expense risk on Maximum Solutions II may not exceed the annual rate of 0.95% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.50% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 0.95% ceiling) in the future. The fee is computed on a daily basis.

If this charge, combined with any other charges under the Contract does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus.

Surrender Charges — If You make a withdrawal under or surrender the Contract, HMLIC will assess a charge to compensate it for the cost of selling the Contract. Withdrawals may not be made from 403(b) or 457(b) Contracts except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin.

For further information regarding surrender or partial withdrawals see “Surrender or Withdrawal Before Commencement of Annuity Period.” HMLIC reserves the right to waive either a portion or the whole Surrender Charge in some situations. In some situations, You may make a withdrawal with no Surrender Charge. Please see Your Contract for further details. See the “Individual Product Information” section for the Surrender Charge on Your Contract.

Operating Expenses of the Underlying Funds — There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund’s prospectus.

Premium Taxes — Certain state and local governments levy a premium tax, currently between 0 and 3.5%. Any premium taxes relating to the Contract will be deducted from the premium payments or the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence.

Death Benefit Proceeds

If a Contract Owner dies before the Annuity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. When multiple Contracts with the same first nine digits in the Contract numbers are issued to accommodate multiple sources of funds, such as employee versus employer, beneficiaries must be consistent for all such Contracts issued, and the death benefit will be determined as the aggregate death benefit for all such Contracts issued. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate or other

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satisfactory evidence of death, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. See the “Individual Product Information” section for the Death Benefit on Your Contract. Where there are multiple beneficiaries, only one certified death certificate will be required.

All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under “The Contract - Annuity Payments — Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary’s estate. Any part of a Contract Owner’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.

Annuity Payments

The Contract provides for fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a properly completed request form must be received by HMLIC’s Home Office. For fixed Annuity Payment options the request will be processed so that the Annuity Payments begin as of the date requested except the 29th, 30th or 31st of the month. Variable Annuity Payment options can only begin on the 1st of the month. If a fixed Annuity Payment option is elected, the Separate Account value will be transferred to the fixed account on the Valuation Date the request is received in HMLIC’s Home Office. In addition, if a Variable Annuity Payment option is elected, any money in the fixed account will be transferred to the Separate Account on the Valuation Date We receive the request in HMLIC’s Home Office. Your Net Premium payment allocation(s) will be changed to the fixed account or Separate Account, depending on the Annuity Payment option elected. Not all Subaccounts(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. See “Other Information — Forms Availability” and “Tax Consequences.”

In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options, and are paid in monthly, quarterly, semiannual and annual installments. Variable Annuity Payments will vary in amount, and are paid only on a monthly basis. If the Contract value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Contract value may be paid in a lump sum.

Annuity Payment Options

The following Annuity Payment options are available on a Fixed or Variable basis unless otherwise stated.

Life Annuity With Payments Guaranteed for Life Only, 10, 15, or 20 Years — Annuity Payments are made to the Contract Owner beginning with the Annuity Date. The Annuity Payments will be based upon the number of guaranteed payments selected, and the age and sex of the Annuitant on the Annuity Date. Annuity Payments for this annuity option will continue as long as the Annuitant lives, or until all guaranteed payments have been made, whichever is later.

Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Beneficiary(ies) as scheduled.

If the Annuitant dies before all guaranteed Annuity Payments have been made, the remaining guaranteed Annuity Payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) as scheduled.

After the Annuity Date, this annuity option cannot be changed and withdrawals cannot be made.

Payments for a Specified Period — Annuity Payments are made to the Contract Owner beginning with the Annuity Date and continue for the specified period of time as elected. The specified period can be as short as five years or as long as 30 years, so long as the payments extend beyond the Surrender Charge period. This option is available on a fixed payment basis only.

Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.

If the Contract Owner dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Beneficiary(ies) as scheduled.

If the Annuitant dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) as scheduled.

After the Annuity Date, the Contract Owner may change this annuity option, withdraw a portion of the Annuitized Value or surrender this option. Any change or withdrawal the Contract Owner makes may affect Annuity Payments and may have tax consequences. Surrender Charges may apply. If the Contract Owner surrenders this option, Annuity Payments will cease and the Contract will terminate. Thereafter, HMLIC will be free of any liability for this terminated Contract.

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Joint and Survivor Annuity — Annuity Payments are made to the Contract Owner beginning with the Annuity Date. The Annuity Payments will be based upon the specific survivor option selected, and the age and sex of the two Annuitants on the Annuity Date.

The available survivor options are to pay during the lifetime of the survivor: (1) 50 percent; (2) two-thirds; or (3) 100 percent of the Annuity Payments paid (or the number of Annuity Units) while both Annuitants were living.

Upon the death of one Annuitant, the selected survivor option percentage will be applied to determine the remaining payments during the lifetime of the survivor. Upon the death of the survivor, Annuity Payments cease.

If the Contract Owner dies while at least one Annuitant is living, the remaining Annuity Payments will be paid to the Beneficiary(ies) as scheduled. After the Annuity Date, this annuity option cannot be changed and withdrawals cannot be made. The Annuitized Value applied to purchase Variable Annuity Payments will be allocated to the Subaccount(s) as the Contract Owner instructs. The first monthly Annuity Payment purchased per $1,000 applied to each Subaccount under a Variable annuity option will be the same amount as the initial guaranteed monthly Annuity Payment purchased per $1,000 applied to the corresponding fixed annuity option.

Other Income Options — If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:

a.	receive the proceeds in a lump sum less any applicable Surrender Charges, or

b.	leave the Contract with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a)(9), see “Taxation of Qualified Plans — Required Minimum Distributions,” or

c.	elect any other option that HMLIC makes available.

Amount of Fixed and Variable Annuity Payments

In general, the dollar amount of Annuity Payments under the Contract depends on Annuitized Value. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.

Annuitized Value may be more or less than the amount of Net Premium payments allocated to the Contract.

Fixed Annuity Payments — The amount of each payment under a fixed Annuity Payment option is determined as described in the Contract. These guaranteed payments will not change as a result of mortality or expense experience. Higher Annuity Payments may be made at the sole discretion of HMLIC.

Variable Annuity Payments — If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend on: (i) Your Annuitized Value that is used to purchase Variable Annuity Payments on the Annuity Date, less any deductions We may make for premium taxes;

(ii) the assumed interest rate for the Contract (here 2%); and

(iii) the performance of the Subaccounts You have selected. The amount of the first monthly Variable Annuity Payment is determined as described in the Contract. The amount of the first monthly Variable Annuity payment varies with: the form of income option payment selected and adjusted age of the Annuitant(s).

The first monthly Variable Annuity Payment is used to calculate the number of Variable Annuity Units for each subsequent monthly Annuity Payment. The number of Variable Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. In those cases, the number of Variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Variable Annuity Units by the applicable Variable Annuity Unit Value at the date of payment.

Assumed Interest Rate

The assumed interest rate for the Contracts is 2%. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.

Annuity Unit Value

The Annuity Unit Value for each Subaccount was initially established at $10.00.

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•	The current Variable Annuity Unit Value is equal to the prior Variable Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.
•	If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

Not all Subaccounts may be available for Annuity Payments.

Misstatement of Age or Sex

If the age or sex of the Annuitant has been misstated, any Annuity Payment amount shall be adjusted to reflect the correct information. Any overpayments that have been made will be deducted from future payments, including interest not to exceed 6% per year. Any underpayments will include not more than 6% interest to be paid in one sum to the Contract Owner if living, otherwise to the beneficiary.

Modification of the Contract

The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their Net Premium payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then (i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

Individual Product Information

Variable Solutions II — Individual Flexible Premium Deferred Variable Annuity ( This product is no longer available for sale) (IC-450000)

Minimum Contribution	$25 per month
Annual Maintenance Fee	$25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.
M&Efee	1.25%
Death Benefit	The beneficiary will receive the greater of:
1. the Total Accumulation Value; or
2. the Net Premium paid, less the Net Premium attributable to any withdrawals and any outstanding loan balance.

Surrender Charges
During Contract Year	Surrender Charge %
1	8.0%
2	7.5%
3	7.0%
4	6.0%
5	5.0%
6	4.0%
7	3.0%
8	2.0%
9	1.0%
Thereafter	0.0%

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Maximum Solutions II — Individual Flexible Premium Deferred Variable Annuity (This product is only available for sale to Qualified Plans). (IC-451000)

Minimum Contribution	$50,000
Annual Maintenance Fee	None
M&Efee	0.95%
Death Benefit	If the Contract Owner dies prior to the attainment of age 70, the beneficiary will receive the greater of:
1. the Total Accumulation Value; or
2. the Net Premium paid, less the Net Premium attributable to any withdrawals and any outstanding loan balance, accumulated at 3 percent annually.
If the Contract Owner dies after the attainment of age 70, the beneficiary will receive the greater of:
1. the Total Accumulation Value; or
2. the Net Premium paid, less the Net Premium attributable to any withdrawals and any outstanding loan balance.

Surrender Charges
During Contract Year	Surrender Charge %
1	7.0%
2	6.0%
3	5.0%
4	4.0%
5	3.0%
6	2.0%
7	1.0%
Thereafter	0.0%

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Tax Consequences

The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the provisions of annuity contracts and Qualified Plans are extremely complex, often difficult to comprehend and may be changed at anytime. This discussion does not address special rules, prior tax laws, or state tax laws. A Contract Owner or a prospective Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences.

In addition, a Contract Owner or a prospective Contract Owner considering purchase of an annuity contract for a qualified retirement plan should understand that purchasing the Contract as an investment vehicle for the qualified plan does not provide any additional tax advantage beyond that already available through the qualified plan.

Tax Treatment of the Company and Status of the Contracts

Separate Account — The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.

Diversification Requirements — The Internal Revenue Code (IRC) requires that the investments of the Separate Account be “adequately diversified” under Section 817(h) in order for the Contracts to be treated as annuity contracts for federal income tax purposes. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a surrender or withdrawal is made. The Separate Account intends to comply with these diversification requirements.

Contract Owner Control — In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to direct their investments to particular subaccounts of a separate account. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe the Contracts do not give the Contract Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

Required Distributions upon Death of the Contract Owner — To be treated as an annuity contract for federal income tax purposes, IRC Section 72(s) requires any Non-Qualified Contract to contain certain provisions specifying how interest in the Contract will be distributed in the event of the death of the Contract Owner. Specifically, IRC Section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of a Contract Owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the Contract Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the Contract may be continued with the surviving spouse as the new owner.

Our Contracts contain provisions that are intended to comply with these IRC requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Contracts sold or issued as Qualified Plans and are discussed further below.

Foreign Tax Credits — We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.

General Federal Income Tax Provisions

Deductibility of Purchase Payments - Purchase payments made under Non-Qualified Contracts are not deductible. Under certain circumstances purchase payments made under Qualified Plans may be excludible or deductible from taxable income.

Pre-Distribution Taxation of Contracts - Investment earnings credited to the Contract Owner’s account are generally not taxable until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract or loans under a Contract may be treated as distributions and accelerate the taxability of investment earnings.

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Premature Distribution Tax — In the case of a distribution from a Contract, there may be imposed an additional tax (penalty tax) equal to ten percent of the amount treated as income. In general, however, there is no penalty tax on distributions:

•	made on or after the taxpayer reaches age 59 1/2;
•	made on or after the death of a Contract Owner;
•	attributable to the taxpayer becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments — Although, tax consequences may vary depending on the payout option elected under a Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity Payment that is taxable depends upon the type of Contract and Your particular circumstances.

Death Benefits — Amounts may be distributed from a Contract because of the death of the Contract Owner. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.

Non-Natural Person — If a non-natural person (e.g., a corporation or a trust) owns a Contract, investment earnings are generally not deferred until distributed but subject to tax each year. There are exceptions to this rule and if you are considering purchasing a Contract on behalf of a corporation, trust, or other entity that is not a natural person you should discuss this with a tax adviser.

Contract Transactions — A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Contract that is a Qualified Plan is generally prohibited. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.

Withholding — Mandatory federal income tax is generally required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Plans. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs; non-taxable distributions; a direct rollover or direct transfer to an eligible retirement plan; periodic payments over the Contract Owner’s life expectancy or the joint life expectancy of the Contract Owner and the beneficiary; periodic payments over a period of ten years or more; required minimum distributions; and hardship distributions.

For all amounts not subject to the mandatory 20% withholding except Roth IRAs, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding. For all other payments withholding is at a rate of 10%. For periodic payments, HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.

Federal Defense of Marriage Act - The right of a spouse to continue the Contract and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under the federal Defense of Marriage Act, or any other applicable federal law. In addition, such individuals are not entitled to the favorable federal tax treatment accorded spouses. Under current federal law, a prospective or current Contract Owner who has entered into or is contemplating a civil union or a same sex marriage should be aware that the rights of the spouse under the spousal continuation provisions of the Contract will not be available to such partner or same sex marriage spouse.

Taxation of Non-Qualified Contracts

Generally all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income. The amount taxable will be dependent upon the type of distribution and the “investment in the contract”. The investment in the contract is the total of all purchase payments and represents the portion of the Contract already taxed. However, any purchase payments that were excludible or deductible from income at the time made are not included in the investment in the contract. The remaining portion of the Contract is investment earnings, which have not yet been taxed.

Withdrawals — If a withdrawal of less than the entire value of a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to the amount of the investment earnings in the Contract. For Contracts issued before August 14, 1982 the rules for determination of the portion of any withdrawal that is treated as ordinary income subject to tax are different and you should consult with your tax advisor.

In the case of a withdrawal of the entire value of the Contract (a surrender), the amount received generally will be taxable only to the extent it exceeds the Contract Owner’s “investment in the contract”.

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Annuity Payments — For Annuity Payments received under a Non-Qualified Contract a portion of each Annuity Payment will consist of both a return of the investment in the contract and investment earnings. The portion considered excludible from taxable income, or a return of the investment in the contract, is determined by the ratio of the total amount of the investment in the contract to the “expected return” under the Contract (exclusion ratio). Generally, the expected return is the total amount that can be expected to be received under the Contract. The calculation of the expected return will vary depending upon the payout option selected and age of the Annuitant. When the investment in the contract has been recovered all future Annuity Payments will be fully taxable. For Annuity Payments that began before January 1, 1987 the exclusion ratio will apply to all payments received.

Multiple Contracts - All non-qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner’s income when a taxable distribution occurs.

Exchanges - Exchanges of Non-Qualified Contracts are an assignment of the accumulation in the Contract to another issuer and if properly completed are not includable in income until they are ultimately paid out to the Contract Owner.

Health Care and Education Affordability Reconciliation Act of 2010 — Public Laws 111-152, the Health Care and Education Affordability Reconciliation Act of 2010 (HCERA) enacted March 30, 2010 added a tax on unearned investment income of highly paid individuals that is effective for 2013 and future. Unearned investment income includes interest, dividend and annuity income. However, Qualified Plans are excluded from unearned investment income. The tax is 3.8% of the lesser of net unearned investment income or the amount of modified adjusted gross income that exceeds $250,000 for married filing jointly and $200,000 for single.

Taxation of Qualified Plans

Qualified Plans (as defined in this prospectus) receive tax-favored treatment under provisions of the IRC. Purchasing an annuity Contract as an investment vehicle for a qualified retirement plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Plans under IRC Sections 401, 403(b) and 457(b) are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract.

Purchase Payments — Purchase payments (contributions) made to Qualified Plans are generally not taxed at the time of the contribution. This includes salary reductions made under a salary reduction agreement and nonelective contributions made by Your employer. The exceptions to this are contributions to Roth IRA’s, the amount of salary reductions designated as a Roth contribution by You, and traditional IRA contributions determined to not be deductible if certain conditions are not met. These contributions are all taxed in the year of the contribution. Further, investment earnings credited to the Contract Owner’s account are generally not subject to tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a Roth IRA or a designated Roth account may be tax free if certain conditions are met.

Withdrawals — If a withdrawal of a portion or all (surrender) of the value of a Qualified Plan occurs, the entire amount received will be treated as ordinary income subject to tax unless the Contract Owner has an “investment in the contract”. The investment in the contract is the total of all contributions with the exception of those that were excludible or deductible from income at the time made and represents the portion of the Contract already taxed. When there is an investment in the contract, the amount of the withdrawal not subject to tax is based upon the ratio of the investment in the contract to the total value immediately before the distribution.

For withdrawals from Roth IRAs or Designated Roth accounts in a 403(b) or 401(k) investment earnings will be taxed only if the amount of the distribution exceeds the investment in the contract. If the distribution is a qualified distribution, earnings are not taxed. A distribution from a Designated Roth account in a 403(b) or 401(k) contract is considered qualified if it is made more than five years after establishment of the account and made on or after the Annuitant attains age 59 1/2, dies or becomes disabled. A distribution from a Roth IRA is considered qualified if it is made at least five years after issuance of the owner’s first Roth IRA and made after attainment of age 59 1/2, as the result of death or disability, or as a qualified first-time homebuyer distribution. In addition, a Roth IRA Contract Owner may receive a distribution of after-tax contributions at any time.

Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 401(k), 403(b) and 457(b) plans will generally not be treated as distributions if the terms require repayment within five years (except loans to acquire a home); the loans have substantially level payments over the term of the loan; the loans do not exceed $50,000 and the loans are evidenced by a legally enforceable agreement. Loans are not allowed for IRAs, SEPs, SIMPLEs, or Roth IRAs.

Annuity Payments — Annuity Payments received under a Qualified Plan will be treated as ordinary income subject to tax unless the Contract Owner has an investment in the contract. If the Contract Owner has an investment in the contract some portion of each Annuity Payment will be treated as ordinary income subject to tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).

Annuity Payments from Roth IRAs or Designated Roth accounts in a 403(b) or 401(k) Contract will not be taxed if they are qualified distributions as defined above.

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Rollovers — A rollover (or direct rollover) is a tax-free distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the contract owner or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract. For Section 403(b), 457(b) and 401 annuities only amounts eligible for distribution can be rolled over.

Amounts under a Section 401 plan can be rolled over to another Section 401 plan, a traditional IRA, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457(b) governmental plan (provided it agrees to separate accounting).

Amounts under a traditional IRA can be rolled over to another traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), although non-deductible contributions in a traditional IRA can only be rolled over into another IRA.

Amounts under a Section 403(b) tax-deferred annuity can be rolled over to a traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457(b) governmental plan (provided it agrees to separate accounting).

Amounts under an eligible Section 457(b) governmental plan can be rolled over to a traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) plan, or another eligible Section 457(b) governmental plan.

Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over tax-free to a traditional IRA, a qualified Section 401 plan, a Section 403(b) plan, or a Section 457 (b) plan (provided it agrees to separate accounting).

Amounts under a Roth IRA can generally only be rolled over to another Roth IRA.

A distribution from a Designated Roth account may only be rolled over to another Designated Roth account of a 403(b) or 401(k) plan or to a Roth IRA.

If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA or Roth IRA if from a decedent’s Roth 403(b) or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.

Transfers and Exchanges — For Qualified Plans with the exception of Section 403(b) tax deferred annuities, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Plan to a similar Qualified Plan that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Contract.

For a Section 403(b) tax deferred annuity, a transfer is the movement of all or some portion of the balance in the 403(b) annuity from one employer’s 403(b) plan to another employer’s 403(b) plan and an exchange is the movement of all or some portion of the balance in a 403(b) annuity between investment providers in the same employer’s 403(b) plan. You should consult with Your tax advisor for additional guidance on transfers and exchanges.

Premature Distribution Tax — An additional tax (penalty tax) may also apply to premature distributions from a Qualified Plan. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs or other eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it will apply if converted amounts are distributed during the five-year period beginning with the year of conversion. Certain payments may be exempt from the penalty tax depending on the type of Qualified Plan such as payments made: 1) after age 59 1/2, 2) as the result of death or disability, 3) that are part of a series of substantially equal periodic payments over the life or life expectancy of the owner or the joint lives or joint life expectancy of the owner and beneficiary, 4) after separation from service and attainment of age 55, 5) for medical care, 6) under a qualified domestic relations order (QDRO), 7) to correct excess contributions or salary reductions and 8) in limited circumstances, to a reservist called to active duty after September 11, 2001. If the Contract is a traditional IRA or Roth IRA, exception 4) and 6) listed above do not apply. In addition, for a traditional IRA or Roth IRA there are additional exceptions, which include a payment made: 1) for reimbursement of health insurance while the Contract Owner was unemployed, 2) for qualified education expenses, and 3) for a qualified first-time home purchase.

Required Minimum Distribution Excise Tax — If the amount distributed from a Qualified Plan is less than the required minimum distribution for the year (discussed below), the Contract Owner is generally subject to a nondeductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

Required Minimum Distributions — The Contract Owner of a Qualified Plan (other than a Roth IRA) is generally required to take certain required minimum distributions during the Contract Owner’s life and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner’s death. Roth IRAs are not subject to the lifetime required minimum distribution requirements but are subject to the after-death distributions requirements described below.

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The Contract Owner must take the first required distribution by the required beginning date and subsequent required distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. The required beginning date for Section 401(a) plans, Section 403(b) annuities, and Section 457(b) plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2 or retires.

Upon the death of the Contract Owner, the beneficiary must take distributions under one of the following two rules.

1.	If the Contract Owner dies on or after the required beginning date and has designated a beneficiary, any remaining balance will continue to be distributed at least as rapidly as was payable under the required minimum distributions.

2.	If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner’s death. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Contract Owner’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 70 1/2 or in the case of an IRA, treat the IRA as his or her own and roll over the Contract to a traditional IRA or any other eligible retirement plan. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRS requirements of an ‘inherited IRA’.

Contribution Limitations and General Requirements Applicable to Qualified Plans

All contributions to Qualified Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Plan. Employer contributions are subject to additional limitations and are not discussed here.

Section 403(b) Tax-Deferred Annuity — A Section 403(b) tax-deferred (or tax-sheltered) annuity Contract is available for employees of public schools and certain organizations tax-exempt under Section 501 (c)(3). Salary reduction contributions are limited to the lesser of $16,500 in 2010 or 100% of income. A special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Additional catch-up amounts, $5,500 in 2010, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. Employer contributions are allowed with additional limitations under the Qualified Plan rules. Contributions may be subject to FICA (Social Security and Medicare) tax. If permitted by Your plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) Contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) Contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Annuitant’s income until distributed with the exception of Roth 403(b) contributions which are included in income in the year contributed. Distributions from Section 403(b) annuities generally cannot be made until the Annuitant attains age 59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. Section 403(b) annuity Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) annuities are subject to the required minimum distribution rules.

Section 408 Traditional IRA — Annual contributions (other than rollover contributions) to a traditional IRA are limited to $5,000 in 2010 for both an individual and the spouse. Additional catch-up contributions, up to $1,000 in 2010, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions. Contributions cannot be made after age 70 1/2 (this limitation does not apply to Roth IRAs). The amount of any annual contribution that will be deductible from gross income is based upon the individual’s compensation, coverage under a retirement plan and marital status. For 2010, if the owner of the traditional IRA Contract is an active participant in another eligible retirement plan the deduction phases out when adjusted gross income (“AGI”) is between $56,000 and $66,000 for single filers and between $89,000 and $109,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the owner is not an active participant in a Qualified Plan but the owner’s spouse is, the deduction phases out when AGI is between $166,000 and $176,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA. Traditional IRAs are subject to required minimum distribution rules.

Roth IRA — Annual contributions to a Roth IRA are limited to $5,000 for 2010 for both the individual and the spouse. An additional catch-up contribution is allowed if the individual is age 50 or older, $1,000 for 2010. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contributions to a traditional IRA are coordinated with Roth IRA contributions. The annual contribution has additional limitations based upon the Contract Owner’s income and marital status. The annual contribution maximum is phased out when AGI is between $105,000 and $120,000 for single taxpayers and those taxpayers filing Head of Household, between $167,000 and $177,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separate. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59 1/2 or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE

32

IRA) and other retirement plans can generally be converted to a Roth IRA. The pre-2010 limitations that the Contract Owner’s AGI be $100,000 or less and the Contract Owner not be married and filing a separate return have been eliminated. The converted amount is includable in income in the year of conversion. For conversions made in 2010, the converted amount will be included in income equally in 2011 and 2012, unless You choose to include the entire amount in income in 2010. Roth IRAs can only be rolled over to other Roth IRAs. If certain requirements are met, it may be possible to recharacterize a Roth IRA contribution as a traditional IRA contribution. Roth IRAs are not subject to the required minimum distribution rules.

Section 457(b) Eligible Governmental Plan — A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $16,500 for 2010 or 100% of includable compensation. Additional catch-up amounts may be contributed if the Contract Owner is age 50 or older, $5,500 for 2010. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. Contributions and earnings are not included in the Annuitant’s income until distributed. Distributions are not generally allowed until the Contract Owner reaches age 70 1/2 except for severance from employment or for an unforeseeable emergency or severe financial hardship. Section 457(b) annuity contract accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or an eligible retirement plan. Section 457(b) annuity contracts are subject to the required minimum distribution rules.

Simplified Employee Pension (SEP) — If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $16,500 in 2010. The additional catch-up amount if the individual is age 50 or older also applies, $5,500 in 2010. Both the annual and catch-up contributions are indexed for inflation in future years. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for traditional IRAs.

Savings Incentive Match Plan for Employees (SIMPLE IRA) — If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $11,500 for 2010 and is indexed for inflation in future years. As with traditional IRAs, additional contributions are allowed for individuals age 50 and older, $2,500 for 2010. Employer contributions are also required and are coordinated with other Qualified Plan contribution limitations. SIMPLE IRAs can accept rollovers only from other SIMPLE IRAs. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as for traditional IRAs.

Section 401 — Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must: meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the plan participant and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis. If permitted by Your plan, some or all of salary reduction contributions made to 401(k) plans may be treated as Designated Roth contributions (Roth 401(k)). Roth 401(k) contributions are salary reduction contributions that are irrevocably designated by you as not being excludable from income. Roth 401(k) contributions are includable in income in the year contributed. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan or with a tax advisor for additional information.

Designated Roth Accounts — Section 403(b) and 401(k) plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Contract Owner can designate some or all of his/her salary reduction contributions as Designated Roth contributions. As a result, the Designated Roth contribution will be includible in the Contract Owner’s income in the year of the contribution and be subject to all wage withholding requirements.

The Designated Roth contribution combined with other salary reduction contributions are subject to the limits discussed under the “Section 403(b) Tax-Deferred Annuity” and “Section 401” sections, above. Designated Roth contributions are also subject to the same distribution restrictions as all other contributions to the plan.

Federal Estate Taxes

While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the

33

payments to be received by the beneficiary. In addition, under the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”), changes in the taxation of estates enacted for decedents dying in 2010 apply only to 2010 and prior law will be applicable for decedents dying after 2010. Consult an estate planning advisor for more information.

Generation-skipping Transfer Tax

Under EGTRRA, the generation- skipping transfer tax has been eliminated for transfers in 2010,but prior law will be applicable for transfers in 2011. The generation- skipping transfer tax may apply when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service when the tax is reinstated for transfers in 2011 and later years. Consult a tax advisor for more information.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser’s country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Distribution of the Contract — The Contracts are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 11.00% of premium payments received. No specific charge is assessed directly to Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives we pay, however, through the fees and charges collected under the Contract and other corporate revenue.

Association Endorsements and Relationships — HMLIC or an affiliate has relationships with certain national, State and local education associations or educator groups. Certain associations endorse or sponsor various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements or sponsorships. HMLIC or an affiliate does pay various associations or groups for certain special functions, advertising, and similar services, including but not limited to the following:

•	Providing HMLIC and/or an affiliate with access to and opportunities to market its products to association members;
•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;
•	Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and
•	Allowing HMLIC or an affiliate to conduct workshops for association members.

Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Contracts.

Registration Statement — A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract. For a complete statement of the terms thereof, reference is made to these instruments as filed. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits.

34

Communications to Contract Owners — To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by calling (800) 999-1030 (toll-free).

HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner’s last known state of residence in accordance with the state’s abandoned property laws.

Contract Owner Inquiries — A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at www.horacemann.com and sending a message through the “Message Center” in the “Account Access” section.

Forms Availability — Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030.

Investor Information from FINRA — Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).

Table of Contents of the Statement of Additional Information

A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (877) 832-3785 or telephone (800) 999-1030 (toll-free).

Horace Mann Life Insurance Company
P.O. Box 4657
Springfield, Illinois 62708-4657

Please provide free of charge the following information:

  Statement of Additional Information dated May 1, 2010 for the Separate Account

Please Mail the above document to:
(Name)
(Address)
(City/State/Zip)

35

Appendix A: Condensed Financial Information

The following schedules include Accumulation Unit Values for the periods indicated. This data has been taken from the Separate Account financial statements. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information. Check the “Individual Product Information” section for the “M&E Fee” that applies to Your Contract, and then refer to the appropriate table below.

The Separate Account was established in 1965.  The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Equity Fund commenced operations on May 21, 1957. The Wilshire VIT Income Fund and Balanced Fund each commenced operations on January 1, 1983. The Wilshire VIT Small Cap Growth Fund, Wilshire VIT International Equity Fund and Wilshire VIT Socially Responsible Fund each commenced operations on March 10, 1997. The Dow Jones Wilshire 5000 Index Portfolio and the Wilshire Large Company Growth Portfolio were added to the Separate Account on May 1, 2000. The Ariel Fund® and the Ariel Appreciation Fund® were added to the Separate Account on May 1, 2001. The Delaware VIP Growth Opportunities Series — Service Class, Royce Capital Fund Small-Cap Portfolio, Lord Abbett Series Fund Growth Opportunities Portfolio, Goldman Sachs VIT Structured Small Cap Equity Fund, Delaware VIP Trend Series — Service Class and Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares were added to the Separate Account on June 1, 2004. The T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein VPS Small/ Mid Cap Value Portfolio, AllianceBernstein VPS Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2015 ETF Fund, Wilshire Variable Insurance Trust 2025 ETF Fund, and Wilshire Variable Insurance Trust 2035 ETF Fund, were added to the Separate Account on May 1, 2006. The Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio was added on May 1, 2008 and the Delaware VIP REIT Series was added on June 2, 2008. The Goldman Sachs VIT Mid Cap Value, Calvert VP S&P MidCap 400 Index, Lazard Retirement US Small-Mid Cap Eq Ser, Fidelity VIP Emerging Markets SC2 and Templeton Global Bond Securities Fund were added to the Separate Account on May 1, 2010. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.

1.25 M&E

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
AllianceBernstein VPS Large Cap Growth Portfolio	12/31/2009	$17.15		$23.25	1,133,399
	12/31/2008	28.85		17.15	1,094,183
	12/31/2007	25.71		28.85	1,050,301
	12/31/2006	26.20		25.71	1,022,282
	12/31/2005	23.10		26.20	886,468
	12/31/2004	21.58		23.10	778,032
	12/31/2003	17.71		21.58	647,349
	12/31/2002	25.94		17.71	499,185
	12/31/2001	31.81		25.94	344,424
	12/31/2000	40.86	*	31.81	127,242

AllianceBernstein VPS Small/Mid Cap Value Portfolio	12/31/2009	$12.25		$17.28	93,469
	12/31/2008	19.29		12.25	72,556
	12/31/2007	19.24		19.29	49,542
	12/31/2006	18.44	*	19.24	14,224

AllianceBernstein VPS Small Cap Growth Portfolio	12/31/2009	$8.00		$11.18	79,161
	12/31/2008	14.89		8.00	53,591
	12/31/2007	13.26		14.89	25,958
	12/31/2006	14.00	*	13.26	5,079

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		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
Ariel Fund®(2)	12/31/2009	$29.32		$47.37	605,115
	12/31/2008	57.34		29.32	586,887
	12/31/2007	59.06		57.34	575,988
	12/31/2006	54.19		59.06	564,283
	12/31/2005	54.37		54.19	533,763
	12/31/2004	45.13		54.37	449,239
	12/31/2003	35.69		45.13	346,642
	12/31/2002	38.11		35.69	236,427
	12/31/2001	34.63	*	38.11	61,005

Ariel Appreciation Fund®(2)(3)	12/31/2009	$30.48		$49.10	891,767
	12/31/2008	52.05		30.48	926,357
	12/31/2007	53.45		52.05	946,862
	12/31/2006	48.77		53.45	939,718
	12/31/2005	47.99		48.77	894,108
	12/31/2004	42.96		47.99	744,074
	12/31/2003	33.20		42.96	565,684
	12/31/2002	37.51		33.20	380,634
	12/31/2001	34.01	*	37.51	105,004

Davis Value Portfolio	12/31/2009	$8.62		$11.18	1,015,367
	12/31/2008	14.62		8.62	931,625
	12/31/2007	14.15		14.62	822,784
	12/31/2006	12.45		14.15	757,258
	12/31/2005	11.52		12.45	658,602
	12/31/2004	10.39		11.52	569,355
	12/31/2003	8.10		10.39	455,070
	12/31/2002	9.80		8.10	364,544
	12/31/2001	11.08		9.80	321,139
	12/31/2000	11.55	*	11.08	132,825

Delaware VIP Smid Cap Growth Service Class	12/31/2009	$11.78		$16.89	89,609
	12/31/2008	$20.10		$11.78	78,138
	12/31/2007	18.06		20.10	66,843
	12/31/2006	17.24		18.06	54,586
	12/31/2005	15.70		17.24	29,062
	12/31/2004	14.31	*	15.70	11,013

Delaware VIP REIT Series	12/31/2009	$6.58		$8.01	167,303
	12/31/2008	10.86		6.58	49,878

Delaware VIP Trend Series Service Class	12/31/2009	$19.16		$29.25	35,342
	12/31/2008	36.50		19.16	25,940
	12/31/2007	33.45		36.50	19,740
	12/31/2006	31.56		33.45	13,832
	12/31/2005	30.25		31.56	8,908
	12/31/2004	28.68	*	30.25	1,560

Dreyfus Investment Portfolios: Mid Cap Stock (Service Shares)(1)	12/31/2009	$12.07		$16.14	42,949
	12/31/2008	20.50		12.07	43.738
	12/31/2007	20.48		20.50	40,642
	12/31/2006	19.25		20.48	40,432
	12/31/2005	17.90		19.25	30,905
	12/31/2004	16.01	*	17.90	8,834

37

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio (Service Shares)	12/31/2009	$10.28		$12.71	24,885
	12/31/2008	14.66		10.28	4,656

Fidelity VIP Growth Portfolio	12/31/2009	$23.12		$29.25	1,384,167
	12/31/2008	44.41		23.12	1,276,568
	12/31/2007	35.50		44.41	1,148,690
	12/31/2006	33.72		35.50	1,080,962
	12/31/2005	32.37		33.72	1,031,956
	12/31/2004	31.78		32.37	924,998
	12/31/2003	24.28		31.78	735,345
	12/31/2002	35.27		24.28	568,965
	12/31/2001	43.48		35.27	390,031
	12/31/2000	53.19	*	43.48	161,281

Fidelity VIP Growth & Income Portfolio	12/31/2009	$10.69		$13.42	1,267,754
	12/31/2008	18.62		10.69	1,163,412
	12/31/2007	16.85		18.62	1,046,349
	12/31/2006	15.12		16.85	973,169
	12/31/2005	14.25		15.12	821,349
	12/31/2004	13.68		14.25	683,112
	12/31/2003	11.22		13.68	484,327
	12/31/2002	13.66		11.22	323,437
	12/31/2001	15.20		13.66	211,580
	12/31/2000	16.04	*	15.20	54,943

Fidelity VIP High Income Portfolio	12/31/2009	$8.11		$11.50	588,524
	12/31/2008	10.96		8.11	571,931
	12/31/2007	10.82		10.96	565,701
	12/31/2006	9.87		10.82	422,299
	12/31/2005	9.77		9.87	321,144
	12/31/2004	9.04		9.77	218,819
	12/31/2003	7.23		9.04	156,838
	12/31/2002	7.08		7.23	83,910
	12/31/2001	8.15		7.08	52,829
	12/31/2000	9.92	*	8.15	31,556

Fidelity VIP Index 500 Portfolio	12/31/2009	$103.43		$129.13	410,010
	12/31/2008	166.55		103.43	392,649
	12/31/2007	160.32		166.55	376,661
	12/31/2006	140.61		160.32	351,103
	12/31/2005	136.18		140.61	313,854
	12/31/2004	124.96		136.18	262,595
	12/31/2003	98.76		124.96	201,115
	12/31/2002	128.98		98.76	143,919
	12/31/2001	148.95		128.98	89,888
	12/31/2000	169.89	*	148.95	34,085

Fidelity VIP Investment Grade Bond Portfolio	12/31/2009	$15.76		$17.99	1,169,193
	12/31/2008	16.52		15.76	1,184,659
	12/31/2007	16.07		16.52	1,187,080
	12/31/2006	15.62		16.07	1,100,484
	12/31/2005	15.52		15.62	1,007,448
	12/31/2004	15.09		15.52	857,504
	12/31/2003	14.56		15.09	765,200
	12/31/2002	13.39		14.56	578,933
	12/31/2001	12.54		13.39	240,969
	12/31/2000	12.03	*	12.54	21,897

38

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
Fidelity VIP Mid Cap Portfolio	12/31/2009	$25.37		$35.05	1,268,561
	12/31/2008	42.51		25.37	1,253,195
	12/31/2007	37.31		42.51	1,199,517
	12/31/2006	33.61		37.31	1,168,356
	12/31/2005	28.84		33.61	1,057,318
	12/31/2004	23.42		28.84	909,123
	12/31/2003	17.15		23.42	765,087
	12/31/2002	19.30		17.15	644,149
	12/31/2001	20.25		19.30	529,851
	12/31/2000	20.04	*	20.25	233,156

Fidelity VIP Overseas Portfolio	12/31/2009	$16.82		$20.99	1,583,618
	12/31/2008	30.37		16.82	1,446,180
	12/31/2007	26.27		30.37	1,188,249
	12/31/2006	22.58		26.27	979,081
	12/31/2005	19.25		22.58	774,482
	12/31/2004	17.20		19.25	604,561
	12/31/2003	12.17		17.20	407,324
	12/31/2002	15.50		12.17	293,133
	12/31/2001	19.91		15.50	200,060
	12/31/2000	23.33	*	19.91	71,864

Goldman Sachs VIT Structured Small Cap Equity Fund(3)	12/31/2009	$9.37		$11.83	136,881
	12/31/2008	14.37		9.37	127,188
	12/31/2007	17.43		14.37	110,600
	12/31/2006	15.72		17.43	88,542
	12/31/2005	15.00		15.72	57,784
	12/31/2004	13.12	*	15.00	16,830

J.P. Morgan Insurance Trust U.S. Equity Portfolio(1)	12/31/2009	$9.97		$13.82	1,214,617
	12/31/2008	15.28		9.97	1,313,498
	12/31/2007	15.22		15.28	1,303,982
	12/31/2006	13.22		15.22	1,298,428
	12/31/2005	13.21		13.22	1,238,265
	12/31/2004	12.21		13.21	1,071,858
	12/31/2003	9.65		12.21	859,650
	12/31/2002	12.97		9.65	644,912
	12/31/2001	14.90		12.97	410,417
	12/31/2000	17.20	*	14.90	125,348

Lord Abbett Series Fund Growth Opportunities(1)	12/31/2009	$10.63		$15.30	94,665
	12/31/2008	17.42		10.63	100,334
	12/31/2007	14.54		17.42	96,489
	12/31/2006	13.65		14.54	96,515
	12/31/2005	13.21		13.65	73,028
	12/31/2004	12.08	*	13.21	21,837

39

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
Neuberger Berman Genesis Fund(2)	12/31/2009	$26.69		$33.22	978,189
	12/31/2008	40.32		26.69	937,614
	12/31/2007	33.60		40.32	863,942
	12/31/2006	31.80		33.60	824,657
	12/31/2005	27.76		31.80	738,382
	12/31/2004	23.74		27.76	592,938
	12/31/2003	18.30		23.74	472,551
	12/31/2002	19.14		18.30	369,727
	12/31/2001	17.35		19.14	204,094
	12/31/2000	15.88	*	17.35	15,000

Putnam VT Vista Fund	12/31/2009	$8.61		$11.81	427,447
	12/31/2008	16.00		8.61	429,198
	12/31/2007	15.61		16.00	423,487
	12/31/2006	14.99		15.61	427,913
	12/31/2005	13.53		14.99	437,342
	12/31/2004	11.55		13.53	417,950
	12/31/2003	8.78		11.55	405,260
	12/31/2002	12.82		8.78	354,292
	12/31/2001	19.52		12.82	312,576
	12/31/2000	24.81	*	19.52	149,430

Rainier Small/Mid Cap Equity Portfolio(2)	12/31/2009	$27.88		$35.78	502,798
	12/31/2008	55.09		27.88	479,194
	12/31/2007	45.92		55.09	429,859
	12/31/2006	40.54		45.92	389,183
	12/31/2005	34.93		40.54	339,335
	12/31/2004	30.13		34.93	278,917
	12/31/2003	20.86		30.13	230,482
	12/31/2002	26.41		20.86	182,294
	12/31/2001	27.84		26.41	129,167
	12/31/2000	30.31	*	27.84	52,763

Royce Capital Fund Small Cap Portfolio	12/31/2009	$8.01		$10.71	738,693
	12/31/2008	11.14		8.01	635,368
	12/31/2007	11.52		11.14	505,535
	12/31/2006	10.09		11.52	371,543
	12/31/2005	9.41		10.09	244,500
	12/31/2004	8.17	*	9.41	85,206

T. Rowe Price Equity Income Portfolio VIP II	12/31/2009	$16.30		$20.18	254,259
	12/31/2008	25.89		16.30	179,843
	12/31/2007	25.44		25.89	93,841
	12/31/2006	23.12	*	25.44	19,054

T. Rowe Price Prime Reserve Portfolio	12/31/2009	$$1.08		$1.07	4,261,268
	12/31/2008	1.06		1.08	5,052,384
	12/31/2007	1.02		1.06	1,821,574
	12/31/2006	1.00	*	1.02	776,113

40

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
Wells Fargo Advantage Discovery Fund (formerly Strong Mid Cap)sm	12/31/2009	$10.69		$14.83	700,559
	12/31/2008	19.45		10.69	675,612
	12/31/2007	16.10		19.45	606,124
	12/31/2006	14.21		16.10	566,905
	12/31/2005	16.94	*	14.21	571,068
	12/31/2004	14.39		16.94	455,021
	12/31/2003	10.86		14.39	424,282
	12/31/2002	17.61		10.86	351,842
	12/31/2001	25.76		17.61	264,967
	12/31/2000	36.15	*	25.76	130,119

Wilshire 5000 Index Portfolio Institutional(2)	12/31/2009	$7.74		$9.72	1,585,016
	12/31/2008	12.42		7.74	1,637,636
	12/31/2007	11.98		12.42	1,698,242
	12/31/2006	10.58		11.98	1,771,782
	12/31/2005	10.12		10.58	1,780,697
	12/31/2004	9.18		10.12	1,893,301
	12/31/2003	7.15		9.18	1,839,959
	12/31/2002	9.17		7.15	1,741,166
	12/31/2001	10.47		9.17	1,697,179
	12/31/2000	12.18	*	10.47	1,388,165

Wilshire 5000 Index Portfolio Investment(2)	12/31/2009	$7.52		$9.44	1,396,718
	12/31/2008	12.10		7.52	1,262,690
	12/31/2007	11.70		12.10	1,144,141
	12/31/2006	10.34		11.70	1,035,532
	12/31/2005	9.92		10.34	886,643
	12/31/2004	9.03		9.92	687,189
	12/31/2003	7.06		9.03	472,140
	12/31/2002	9.07		7.06	317,084
	12/31/2001	10.38		9.07	184,599
	12/31/2000	12.16	*	10.38	36,476

Wilshire Large Co. Growth Portfolio Institutional(2)	12/31/2009	$23.26		$30.83	546,446
	12/31/2008	40.38		23.26	578,871
	12/31/2007	35.00		40.38	605,843
	12/31/2006	33.64		35.00	650,673
	12/31/2005	31.29		33.64	667,289
	12/31/2004	29.59		31.29	676,482
	12/31/2003	23.61		29.59	648,362
	12/31/2002	30.49		23.61	595,185
	12/31/2001	36.90		30.49	581,736
	12/31/2000	46.14	*	36.90	446,567

Wilshire Large Co. Growth Portfolio Investment(2)	12/31/2009	$22.48		$29.69	510,776
	12/31/2008	39.13		22.48	490,423
	12/31/2007	34.06		39.13	455,744
	12/31/2006	32.86		34.06	420,405
	12/31/2005	30.67		32.86	360,477
	12/31/2004	29.11		30.67	284,345
	12/31/2003	23.31		29.11	204,673
	12/31/2002	30.17		23.31	142,169
	12/31/2001	36.63		30.17	84,544
	12/31/2000	45.85	*	36.63	15,529

41

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
Wilshire Large Co. Value Portfolio Investment(2)	12/31/2009	$17.01		$21.60	1,140,880
	12/31/2008	29.44		17.01	1,078,702
	12/31/2007	30.42		29.44	1,006,488
	12/31/2006	25.99		30.42	925,411
	12/31/2005	24.09		25.99	834,983
	12/31/2004	21.60		24.09	686,425
	12/31/2003	17.02		21.60	576,488
	12/31/2002	20.82		17.02	443,150
	12/31/2001	21.34		20.82	253,308
	12/31/2000	20.06	*	21.34	23,157

Wilshire Small Co. Growth Portfolio Investment(1)(2)	12/31/2009	$14.59		$18.81	135,301
	12/31/2008	24.30		14.59	135,420
	12/31/2007	22.69		24.30	134,021
	12/31/2006	20.67		22.69	140,208
	12/31/2005	20.20		20.67	143,219
	12/31/2004	17.47		20.20	112,451
	12/31/2003	12.91		17.47	84,432
	12/31/2002	15.19		12.91	58,508
	12/31/2001	15.87		15.19	25,816
	12/31/2000	17.80	*	15.87	7,467

Wilshire Small Co. Value Portfolio Investment(2)	12/31/2009	$18.36		$22.29	154,325
	12/31/2008	27.65		18.36	142,449
	12/31/2007	29.00		27.65	153,631
	12/31/2006	24.54		29.00	145,709
	12/31/2005	23.32		24.54	142,596
	12/31/2004	19.44		23.32	129,769
	12/31/2003	14.43		19.44	114,100
	12/31/2002	15.88		14.43	111,169
	12/31/2001	13.72		15.88	77,121
	12/31/2000	12.34	*	13.72	5,681

Wilshire VIT 2015 ETF Fund	12/31/2009	$8.09		$9.63	1,565,378
	12/31/2008	10.83		8.09	1,347,691
	12/31/2007	10.46		10.83	676,295
	12/31/2006	9.98	*	10.46	179,111

Wilshire VIT 2025 ETF Fund	12/31/2009	$7.70		$9.17	1,408,546
	12/31/2008	10.86		7.70	968,800
	12/31/2007	10.52		10.86	509,965
	12/31/2006	9.97	*	10.52	101,522

Wilshire VIT 2035 ETF Fund	12/31/2009	$7.17		$8.57	1,417,643
	12/31/2008	10.86		7.17	834,498
	12/31/2007	10.49		10.86	236,039
	12/31/2006	9.96	*	10.49	27,795

42

		Accumulation
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period
Wilshire VIT Balanced Fund	12/31/2009	$16.63	$19.41	8,157,801
	12/31/2008	22.96	16.63	8,892,355
	12/31/2007	22.55	22.96	10,080,198
	12/31/2006	20.46	22.55	11,010,276
	12/31/2005	19.87	20.46	12,018,094
	12/31/2004	18.59	19.87	13,033,346
	12/31/2003	15.74	18.59	13,967,082
	12/31/2002	17.38	15.74	14,684,684
	12/31/2001	17.42	17.38	16,148,759
	12/31/2000	17.27	17.42	17,434,293

Wilshire VIT Equity Fund	12/31/2009	$15.47	$18.89	8,504,111
	12/31/2008	26.17	15.47	9,083,835
	12/31/2007	25.93	26.17	10,027,045
	12/31/2006	22.45	25.93	10,978,177
	12/31/2005	21.47	22.45	12,143,394
	12/31/2004	19.74	21.47	13,354,870
	12/31/2003	15.67	19.74	14,334,218
	12/31/2002	19.69	15.67	15,070,307
	12/31/2001	20.82	19.69	16,474,940
	12/31/2000	21.92	20.82	17,693,804

Wilshire VIT Income Fund	12/31/2009	$16.66	$18.64	1,223,429
	12/31/2008	18.00	16.66	1,334,895
	12/31/2007	17.49	18.00	1,230,297
	12/31/2006	17.03	17.49	1,245,617
	12/31/2005	16.91	17.03	1,260,463
	12/31/2004	16.32	16.91	1,201,525
	12/31/2003	15.39	16.32	1,128,161
	12/31/2002	14.27	15.39	1,105,681
	12/31/2001	13.27	14.27	896,686
	12/31/2000	12.24	13.27	806,285

Wilshire VIT International Equity Fund	12/31/2009	$11.99	$11.99	2,795,487
	12/31/2008	16.66	9.26	2,802,578
	12/31/2007	15.51	16.66	2,877,828
	12/31/2006	12.69	15.51	2,897,834
	12/31/2005	11.67	12.69	2,985,537
	12/31/2004	10.68	11.67	3,034,963
	12/31/2003	8.16	10.68	3,018,220
	12/31/2002	10.46	8.16	2,911,478
	12/31/2001	14.39	10.46	2,877,968
	12/31/2000	17.52	14.39	2,621,364

Wilshire VIT Small Cap Growth Fund	12/31/2009	$7.97	$10.13	3,051,412
	12/31/2008	15.06	7.97	3,133,067
	12/31/2007	13.38	15.06	3,318,273
	12/31/2006	12.17	13.38	3,585,367
	12/31/2005	11.88	12.17	3,884,610
	12/31/2004	11.52	11.88	4,241,664
	12/31/2003	7.33	11.52	4,454,821
	12/31/2002	12.16	7.33	4,309,422
	12/31/2001	17.54	12.16	4,343,366
	12/31/2000	19.76	17.54	4,245,836

43

		Accumulation
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period
Wilshire VIT Socially Responsible Fund	12/31/2009	$11.63	$13.97	3,447,693
	12/31/2008	19.74	11.63	3,586,901
	12/31/2007	20.53	19.74	3,955,740
	12/31/2006	17.25	20.53	4,147,538
	12/31/2005	16.61	17.25	4,346,986
	12/31/2004	14.85	16.61	4,566,563
	12/31/2003	11.70	14.85	4,696,964
	12/31/2002	13.70	11.70	4,762,269
	12/31/2001	14.96	13.70	4,931,921
	12/31/2000	13.81	14.96	4,744,087

.95 M&E

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
AllianceBernstein VPS Large Cap Growth Portfolio	12/31/2009	$17.49		$23.78	72,087
	12/31/2008	29.33		17.49	73,572
	12/31/2007	26.06		29.33	70,482
	12/31/2006	26.48		26.06	72,782
	12/31/2005	23.28		26.48	53,264
	12/31/2004	21.69		23.28	40,081
	12/31/2003	17.75		21.69	29,049
	12/31/2002	25.91		17.75	23,199
	12/31/2001	31.75		25.91	12,501
	12/31/2000	40.89	*	31.75	7

AllianceBernstein VPS Small/Mid Cap Value Portfolio	12/31/2009	$12.34		$17.45	15,092
	12/31/2008	19.38		12.34	15,047
	12/31/2007	19.27		19.38	8,416
	12/31/2006	18.44	*	19.27	1,050

AllianceBernstein VPS Small Cap Growth Portfolio	12/31/2009	$8.07		$11.31	10,851
	12/31/2008	14.98		8.07	7,502
	12/31/2007	13.30		14.98	4,228
	12/31/2006	14.00	*	13.30	423

Ariel Fund®(2)	12/31/2009	$29.98		$48.57	32,587
	12/31/2008	58.46		29.98	37,198
	12/31/2007	60.04		58.46	42,755
	12/31/2006	54.92		60.04	43,100
	12/31/2005	54.94		54.92	41,472
	12/31/2004	45.47		54.94	36,450
	12/31/2003	35.85		45.47	29,904
	12/31/2002	38.17		35.85	18,763
	12/31/2001	34.63	*	38.17	4,458

44

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
Ariel Appreciation Fund®(2)(3)	12/31/2009	$31.16		$50.33	51,869
	12/31/2008	53.06		31.16	60,944
	12/31/2007	54.32		53.06	71,883
	12/31/2006	49.43		54.32	72,751
	12/31/2005	48.48		49.43	65,006
	12/31/2004	43.27		48.48	52,986
	12/31/2003	33.35		43.27	44,994
	12/31/2002	37.56		33.35	29,898
	12/31/2001	34.01	*	37.56	10,787

Davis Value Portfolio	12/31/2009	$8.91		$11.58	93,892
	12/31/2008	15.06		8.91	88,678
	12/31/2007	14.53		15.06	70,248
	12/31/2006	12.76		14.53	64,054
	12/31/2005	11.77		12.76	56,528
	12/31/2004	10.57		11.77	42,859
	12/31/2003	8.23		10.57	31,038
	12/31/2002	9.92		8.23	20,359
	12/31/2001	11.18		9.92	11,198
	12/31/2000	11.55	*	11.18	19

Delaware VIP Smid Cap Growth Service Class	12/31/2009	$11.94		$17.17	9,587
	12/31/2008	20.32		11.94	10,665
	12/31/2007	18.20		20.32	10,000
	12/31/2006	17.32		18.20	7,618
	12/31/2005	15.72		17.32	2,905
	12/31/2004	14.31	*	15.72	51

Delaware VIP REIT Series	12/31/2009	$6.59		$8.05	23,762
	12/31/2008	10.86	*	6.59	9,739

Delaware VIP Trend Series Service Class	12/31/2009	$19.41		$29.71	4,756
	12/31/2008	36.89		19.41	5,445
	12/31/2007	33.72		36.89	5,410
	12/31/2006	31.71		33.72	4,091
	12/31/2005	30.31		31.71	3,183
	12/31/2004	28.67	*	30.31	715

Dreyfus Investment Portfolios: Mid Cap Stock (Service Shares)(1)	12/31/2009	$12.23		$16.41	3,471
	12/31/2008	20.73		12.23	4,531
	12/31/2007	20.64		20.73	4,892
	12/31/2006	19.35		20.64	4,713
	12/31/2005	17.93		19.35	3,119
	12/31/2004	16.01	*	17.93	742

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio (Service Shares)	12/31/2009	$10.28		$12.74	3,668
	12/31/2008	14.66	*	10.28	8,72

45

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
Fidelity VIP Growth Portfolio	12/31/2009	$23.63		$29.98	83,496
	12/31/2008	45.25		23.63	79,110
	12/31/2007	36.07		45.25	69,579
	12/31/2006	34.16		36.07	62,534
	12/31/2005	32.69		34.16	58,033
	12/31/2004	32.00		32.69	48,757
	12/31/2003	24.37		32.00	35,305
	12/31/2002	35.30		24.37	26,663
	12/31/2001	43.47		35.30	13,526
	12/31/2000	53.21	*	43.47	281

Fidelity VIP Growth & Income Portfolio	12/31/2009	$10.95		$13.79	91,695
	12/31/2008	19.02		10.95	91,252
	12/31/2007	17.16		19.02	92,602
	12/31/2006	15.35		17.16	88,182
	12/31/2005	14.43		15.35	75,258
	12/31/2004	13.80		14.43	70,814
	12/31/2003	11.29		13.80	46,875
	12/31/2002	13.71		11.29	29,768
	12/31/2001	15.21		13.71	14,848
	12/31/2000	16.05	*	15.21	13

Fidelity VIP High Income Portfolio	12/31/2009	$8.34		$11.87	54,339
	12/31/2008	11.24		8.34	61,904
	12/31/2007	11.07		11.24	72,371
	12/31/2006	10.07		11.07	60,305
	12/31/2005	9.93		10.07	53,858
	12/31/2004	9.17		9.93	37,187
	12/31/2003	7.30		9.17	20,271
	12/31/2002	7.13		7.30	6,238
	12/31/2001	8.16		7.13	4,470
	12/31/2000	9.93	*	8.16	20

Fidelity VIP Index 500 Portfolio	12/31/2009	$102.75		$128.64	30,223
	12/31/2008	164.99		102.75	29,386
	12/31/2007	158.35		164.99	29,173
	12/31/2006	138.47		158.35	27,106
	12/31/2005	133.70		138.47	20,081
	12/31/2004	122.32		133.70	14,943
	12/31/2003	96.39		122.32	9,918
	12/31/2002	125.50		96.39	7,204
	12/31/2001	148.04		125.50	3,528
	12/31/2000	169.94	*	148.04	157

Fidelity VIP Investment Grade Bond Portfolio	12/31/2009	$16.10		$18.43	155,091
	12/31/2008	16.83		16.10	158,718
	12/31/2007	16.32		16.83	179,688
	12/31/2006	15.82		16.32	166,443
	12/31/2005	15.67		15.82	150,226
	12/31/2004	15.19		15.67	117,712
	12/31/2003	14.61		15.19	156,734
	12/31/2002	13.40		14.61	98,191
	12/31/2001	12.53		13.40	42,626
	12/31/2000	12.03	*	12.53	17

46

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
Fidelity VIP Mid Cap Portfolio	12/31/2009	$25.98		$36.00	81,579
	12/31/2008	43.41		25.98	80,647
	12/31/2007	37.99		43.41	84,821
	12/31/2006	34.12		37.99	80,760
	12/31/2005	29.19		34.12	65,985
	12/31/2004	23.64		29.19	44,701
	12/31/2003	17.26		23.64	32,778
	12/31/2002	19.36		17.26	29,139
	12/31/2001	20.26		19.36	20,979
	12/31/2000	20.05	*	20.26	1,213

Fidelity VIP Overseas Portfolio	12/31/2009	$17.25		$21.58	148,717
	12/31/2008	31.05		17.25	140,583
	12/31/2007	26.78		31.05	119,253
	12/31/2006	22.95		26.78	96,667
	12/31/2005	19.50		22.95	60,211
	12/31/2004	17.38		19.50	38,468
	12/31/2003	12.26		17.38	22,585
	12/31/2002	15.56		12.26	15,209
	12/31/2001	19.93		15.56	9,673
	12/31/2000	23.34	*	19.93	572

Goldman Sachs VIT Structured Small Cap Equity Fund(3)	12/31/2009	$9.50		$12.02	9,899
	12/31/2008	14.53		9.50	10,179
	12/31/2007	17.56		14.53	10,795
	12/31/2006	15.79		17.56	7,276
	12/31/2005	15.03		15.79	3,497
	12/31/2004	13.12	*	15.03	593

J.P. Morgan Insurance Trust U.S. Equity Portfolio(1)	12/31/2009	$10.23		$13.84	54,255
	12/31/2008	15.63		10.23	74,420
	12/31/2007	15.52		15.63	84,442
	12/31/2006	13.44		15.52	93,647
	12/31/2005	13.39		13.44	107,192
	12/31/2004	12.35		13.39	71,779
	12/31/2003	9.72		12.35	55,608
	12/31/2002	13.02		9.72	45,143
	12/31/2001	14.93		13.02	20,830
	12/31/2000	17.21	*	14.93	13

Lord Abbett Series Fund Growth Opportunities(1)	12/31/2009	$10.78		$15.55	10,385
	12/31/2008	17.61		10.78	12,777
	12/31/2007	14.66		17.61	16,015
	12/31/2006	13.72		14.66	16,002
	12/31/2005	13.23		13.72	9,405
	12/31/2004	12.08	*	13.23	578

47

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
Neuberger Berman Genesis Fund(2)	12/31/2009	$27.15		$33.88	83,820
	12/31/2008	40.89		27.15	85,290
	12/31/2007	33.97		40.89	80,592
	12/31/2006	32.06		33.97	76,885
	12/31/2005	27.90		32.06	58,628
	12/31/2004	23.79		27.90	48,790
	12/31/2003	18.28		23.79	40,775
	12/31/2002	19.07		18.28	40,191
	12/31/2001	17.34		19.07	24,204
	12/31/2000	15.89	*	17.34	13

Putnam VT Vista Fund	12/31/2009	$8.83		$12.14	25,259
	12/31/2008	16.36		8.83	29,288
	12/31/2007	15.91		16.36	30,307
	12/31/2006	15.23		15.91	30,904
	12/31/2005	13.71		15.23	31,830
	12/31/2004	11.67		13.71	30,018
	12/31/2003	8.84		11.67	26,032
	12/31/2002	12.87		8.84	20,926
	12/31/2001	19.54		12.87	13,012
	12/31/2000	24.83	*	19.54	25

Rainier Small/Mid Cap Equity Portfolio(2)	12/31/2009	$28.55		$36.75	44,296
	12/31/2008	56.27		28.55	46,500
	12/31/2007	46.76		56.27	45,227
	12/31/2006	41.16		46.76	39,405
	12/31/2005	35.36		41.16	29,713
	12/31/2004	30.41		35.36	23,948
	12/31/2003	20.99		30.41	16,316
	12/31/2002	26.50		20.99	11,865
	12/31/2001	27.84		26.50	6,305
	12/31/2000	30.33	*	27.84	135

Royce Capital Fund Small Cap Portfolio	12/31/2009	$8.12		$10.89	92,604
	12/31/2008	11.26		8.12	79,673
	12/31/2007	11.61		11.26	79,295
	12/31/2006	10.14		11.61	63,203
	12/31/2005	9.43		10.14	34,787
	12/31/2004	8.17	*	9.43	8,074

T. Rowe Price Equity Income Portfolio
VIP II	12/31/2009	$16.42		$20.39	45,312
	12/31/2008	25.96		16.42	31,007
	12/31/2007	25.44		25.96	17,406
	12/31/2006	23.12	*	25.44	2,951

T. Rowe Price Prime Reserve Portfolio	12/31/2009	$$1.08		$1.08	668,761
	12/31/2008	1.06		1.08	942,413
	12/31/2007	1.02		1.06	366,465
	12/31/2006	1.00	*	1.02	173,556

48

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
Wells Fargo Advantage Discovery Fund (formerly Strong Mid Cap)sm	12/31/2009	$22.52		$15.04	39,697
	12/31/2008	19.61		22.52	5,816
	12/31/2007	16.18		19.61	30,366
	12/31/2006	14.25		16.18	26,927
	12/31/2005	17.10	*	14.25	24,096
	12/31/2004	14.49		17.10	20,742
	12/31/2003	10.90		14.49	16,205
	12/31/2002	17.62		10.90	16,672
	12/31/2001	25.78		17.62	11,330
	12/31/2000	36.17		25.78	465

Wilshire 5000 Index Portfolio Institutional(2)	12/31/2009	$7.93		$9.99	7,566
	12/31/2008	12.69		7.93	6,705
	12/31/2007	12.21		12.69	7,219
	12/31/2006	10.75		12.21	14,110
	12/31/2005	10.25		10.75	19,470
	12/31/2004	9.28		10.25	27,641
	12/31/2003	7.20		9.28	30,497
	12/31/2002	9.21		7.20	30,384
	12/31/2001	10.48		9.21	36,238
	12/31/2000	12.18	*	10.48	25,071

Wilshire 5000 Index Portfolio Investment(2)	12/31/2009	$7.75		$9.75	149,731
	12/31/2008	12.43		7.75	145,687
	12/31/2007	11.98		12.43	179,822
	12/31/2006	10.57		11.98	171,006
	12/31/2005	10.10		10.57	137,378
	12/31/2004	9.17		10.10	100,788
	12/31/2003	7.14		9.17	68,856
	12/31/2002	9.17		7.14	48,780
	12/31/2001	10.46		9.17	29,246
	12/31/2000	12.16	*	10.46	30

Wilshire Large Co. Growth Portfolio Institutional(2)	12/31/2009	$23.85		$31.70	1,814
	12/31/2008	41.28		23.85	1,787
	12/31/2007	35.67		41.28	1,813
	12/31/2006	34.18		35.67	2,319
	12/31/2005	31.70		34.18	2,352
	12/31/2004	29.89		31.70	2,949
	12/31/2003	23.78		29.89	3,549
	12/31/2002	30.61		23.78	3,019
	12/31/2001	36.94		30.61	4,308
	12/31/2000	46.14	*	36.94	4,218

Wilshire Large Co. Growth Portfolio Investment(2)	12/31/2009	$23.01		$30.47	52,641
	12/31/2008	39.94		23.01	57,161
	12/31/2007	34.66		39.94	58,391
	12/31/2006	33.33		34.66	55,721
	12/31/2005	31.03		33.33	47,350
	12/31/2004	29.35		31.03	39,972
	12/31/2003	23.43		29.35	23,340
	12/31/2002	30.24		23.43	18,111
	12/31/2001	36.60		30.24	14,979
	12/31/2000	45.86	*	36.60	10

49

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
Wilshire Large Co. Value Portfolio Investment(2)	12/31/2009	$17.42		$22.18	87,447
	12/31/2008	30.07		17.42	97,532
	12/31/2007	30.97		30.07	95,413
	12/31/2006	26.38		30.97	83,914
	12/31/2005	24.38		26.38	64,549
	12/31/2004	21.80		24.38	42,668
	12/31/2003	17.12		21.80	35,162
	12/31/2002	20.89		17.12	29,030
	12/31/2001	21.34		20.89	12,739
	12/31/2000	20.06	*	21.34	14

Wilshire Small Co. Growth Portfolio Investment(1)(2)	12/31/2009	$15.37		$19.87	10,743
	12/31/2008	25.50		15.37	12,276
	12/31/2007	23.76		25.50	14,747
	12/31/2006	21.58		23.76	16,381
	12/31/2005	21.02		21.58	15,551
	12/31/2004	18.13		21.02	8,713
	12/31/2003	13.36		18.13	7,681
	12/31/2002	15.67		13.36	6,832
	12/31/2001	16.30		15.67	2,303
	12/31/2000	17.80	*	16.30	12

Wilshire Small Co. Value Portfolio Investment(2)	12/31/2009	$18.68		$22.74	10,456
	12/31/2008	28.06		18.68	11,459
	12/31/2007	29.43		28.06	9,755
	12/31/2006	24.83		29.43	9,985
	12/31/2005	23.52		24.83	10,605
	12/31/2004	19.55		23.52	9,258
	12/31/2003	14.47		19.55	7,966
	12/31/2002	15.88		14.47	3,884
	12/31/2001	13.70		15.88	2,710
	12/31/2000	12.34	*	13.70	16

Wilshire VIT 2015 ETF Fund	12/31/2009	$8.15		$9.72	289,306
	12/31/2008	10.88		8.15	243,318
	12/31/2007	10.47		10.88	57,177
	12/31/2006	9.98	*	10.47	48

Wilshire VIT 2025 ETF Fund	12/31/2009	$7.76		$9.26	146.466
	12/31/2008	10.91		7.76	165,236
	12/31/2007	10.53		10.91	91,496
	12/31/2006	9.97	*	10.53	27,833

Wilshire VIT 2035 ETF Fund	12/31/2009	$7.22		$8.66	93,920
	12/31/2008	10.91		7.22	70,878
	12/31/2007	10.50		10.91	49,812
	12/31/2006	9.96	*	10.50	43

50

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
Wilshire VIT Balanced Fund	12/31/2009	$17.05		$19.95	83,962
	12/31/2008	23.47		17.05	93,333
	12/31/2007	22.99		23.47	120,047
	12/31/2006	20.79		22.99	110,505
	12/31/2005	20.13		20.79	85,774
	12/31/2004	18.78		20.13	73,428
	12/31/2003	15.86		18.78	58,242
	12/31/2002	17.45		15.86	46,279
	12/31/2001	17.44		17.45	27,817
	12/31/2000	17.54	*	17.44	5,361

Wilshire VIT Equity Fund	12/31/2009	$15.86		$19.43	60,245
	12/31/2008	26.76		15.86	65,924
	12/31/2007	26.43		26.76	75,122
	12/31/2006	22.81		26.43	64,705
	12/31/2005	21.76		22.81	49,380
	12/31/2004	19.94		21.76	55,483
	12/31/2003	15.78		19.94	39,475
	12/31/2002	19.77		15.78	32,968
	12/31/2001	20.84		19.77	22,694
	12/31/2000	21.68	*	20.84	6,127

Wilshire VIT Income Fund	12/31/2009	$17.08		$19.16	91,688
	12/31/2008	18.41		17.08	127,641
	12/31/2007	17.83		18.41	123,454
	12/31/2006	17.31		17.83	131,946
	12/31/2005	17.14		17.31	112,891
	12/31/2004	16.48		17.14	89,316
	12/31/2003	15.50		16.48	74,253
	12/31/2002	14.33		15.50	77,267
	12/31/2001	13.29		14.33	34,651
	12/31/2000	12.83	*	13.29	5,308

Wilshire VIT International Equity Fund	12/31/2009	$9.50		$12.34	81,108
	12/31/2008	17.03		9.50	86,876
	12/31/2007	15.81		17.03	76,793
	12/31/2006	12.90		15.81	68,365
	12/31/2005	11.82		12.90	61,563
	12/31/2004	10.79		11.82	61,609
	12/31/2003	8.22		10.79	51,642
	12/31/2002	10.51		8.22	53,922
	12/31/2001	14.41		10.51	52,642
	12/31/2000	15.72	*	14.41	9,695

Wilshire VIT Small Cap Growth Fund	12/31/2009	$8.17		$10.41	35,974
	12/31/2008	15.39		8.17	37,987
	12/31/2007	13.64		15.39	34,765
	12/31/2006	12.37		13.64	40,374
	12/31/2005	12.04		12.37	46,375
	12/31/2004	11.64		12.04	51,453
	12/31/2003	7.38		11.64	44,578
	12/31/2002	12.21		7.38	46,294
	12/31/2001	17.56		12.21	44,751
	12/31/2000	21.58	*	17.56	11,168

51

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
Wilshire VIT Socially Responsible Fund	12/31/2009	$11.92		$14.36	61,489
	12/31/2008	20.18		11.92	58,575
	12/31/2007	20.93		20.18	63,074
	12/31/2006	17.53		20.93	50,762
	12/31/2005	16.83		17.53	44,581
	12/31/2004	15.00		16.83	39,075
	12/31/2003	11.78		15.00	35,389
	12/31/2002	13.75		11.78	32,024
	12/31/2001	14.98		13.75	29,034
	12/31/2000	14.22	*	14.98	3,504

*	Inception price on date Underlying Fund was added to the Separate Account.

(1)	The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2006. Owners of Contracts issued before May 1, 2006 generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they were allocating Net Premiums to the following Subaccounts on that date, Contract Owners may continue those allocations.

JPMorgan Insurance Trust U.S. Equity Portfolio
Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares
Lord Abbett Series Fund Growth Opportunities Portfolio
Wilshire Small Company Growth Portfolio (Investment Class)

(2)	These Subaccounts are not available as investment options in Non-qualified Contracts.

(3)	The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2008. Owners of Contracts issued before May 1, 2008 generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they were allocating Net Premiums to the following Subaccounts on that date, Contract Owners may continue those allocations.

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

52

May 1, 2010
STATEMENT OF ADDITIONAL INFORMATION
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
Individual Flexible Premium And Single Premium Variable Deferred Annuity Contracts
Horace Mann Life Insurance Company
This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectuses for single premium or flexible premium Variable annuity Contracts dated May 1, 2010. Copies of the prospectuses for the Contracts may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning toll-free (800) 999-1030. The prospectuses for the Contracts set forth information that a prospective investor should know before investing in a Contract. Capitalized terms that are used, but not defined, in this Statement of Additional Information have the same meanings as in the prospectuses for the Contracts.
May 1, 2010

TABLE OF CONTENTS

TOPIC	PAGE
General Information and History	1
Underwriter	2
Independent Registered Public Accounting Firm	2
Financial Statements	2
GENERAL INFORMATION AND HISTORY
Horace Mann Life Insurance Company (“HMLIC”) sponsors the Horace Mann Life Insurance Company Separate Account (the “Separate Account”). HMLIC is a wholly-owned subsidiary of Allegiance Life Insurance Company, whose business is to engage in the business of insurance. HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the New York Stock Exchange.

UNDERWRITER
HMLIC offers and sells the Contracts on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. (“HM Investors”), a broker/dealer registered with the Securities and Exchange Commission and a member of FINRA. HM Investors serves as principal underwriter of the Separate Account. HM Investors is located at One Horace Mann Plaza, Springfield, Illinois 62715-0001. HM Investors is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.
HMLIC contracts with HM Investors to distribute the variable Contracts of HMLIC. The Contracts also may be offered and sold through independent agents and other, unaffiliated broker-dealers that have entered into selling agreements with HMLIC and HM Investors. (HM Investors and such unaffiliated broker-dealers shall be referred to herein collectively as “selling firms.”). HM Investors passes through any commissions it receives for sales of the Contracts to its registered representatives and to other selling firms for their sales of the Contracts.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account as of December 31, 2009, and for the periods disclosed in the financial statements, and those financial statements and schedules of Horace Mann Life Insurance Company as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, appearing herein have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The principal business address of KPMG LLP is 303 East Wacker Drive, Chicago, Illinois 60601.
The KPMG LLP report dated April 23, 2010 of Horace Mann Life Insurance Company includes explanatory language that states that Horace Mann Life Insurance Company prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation—Division of Insurance, which practices differ from accounting principles generally accepted in the United States of America. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with accounting principles generally accepted in the United States of America and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices.
FINANCIAL STATEMENTS
Audited financial statements of HMLIC and of the Separate Account are included herein. The financial statements for HMLIC should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Contracts.

Report of Independent Registered Public Accounting Firm

The Contract Owners
Horace Mann Life Insurance Company Separate Account and
The Board of Directors and Stockholder
Horace Mann Life Insurance Company:

We have audited the accompanying statements of net assets for each of the sub-accounts, listed in Note 1, comprising the Horace Mann Life Insurance Company Separate Account (the Account) as of December 31, 2009, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement and financial highlight presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the third party administrator of the underlying sub-accounts. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the respective sub-accounts for the Horace Mann Life Insurance Company Separate Account as of December 31, 2009, and the results of its operations for the year then ended, the changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Chicago, Illinois
April 23, 2010

2009 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF NET ASSETS

DECEMBER 31, 2009

	ALLIANCE	ALLIANCE	ALLIANCE
	BERNSTEIN	BERNSTEIN	BERNSTEIN			CREDIT SUISSE		DELAWARE
	VPS LARGE CAP	VPS SMALL/MID	VPS SMALL		ARIEL	TRUST	DAVIS	VIP GROWTH
	GROWTH	CAP VALUE	CAP GROWTH	ARIEL	APPRECIATION	U.S. EQUITY FLEX 1	VALUE	OPPORTUNITIES
	PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	FUND	PORTFOLIO	PORTFOLIO	SERIES

ASSETS

Investments at market value	$28,112,747	$1,901,846	$1,017,795	$30,301,619	$46,507,541	$2,518,458	$12,509,779	$1,707,546

TOTAL ASSETS	$28,112,747	$1,901,846	$1,017,795	$30,301,619	$46,507,541	$2,518,458	$12,509,779	$1,707,546

NET ASSETS

Net Assets (Indefinite units authorized)

Active Contract Owners	28,112,747	1,901,846	1,017,795	30,301,619	46,507,541	2,518,458	12,509,779	1,707,546

Retired Contract Owners	-	-	-	-	-	-	-	-

TOTAL NET ASSETS	$28,112,747	$1,901,846	$1,017,795	$30,301,619	$46,507,541	$2,518,458	$12,509,779	$1,707,546

Total units	1,207,478	109,943	90,948	638,971	945,959	174,021	1,115,609	100,902

INVESTMENTS

Cost of investments	$25,799,296	$1,899,294	$952,496	$34,814,213	$50,812,991	$2,537,819	$13,654,490	$1,776,618

Unrealized appreciation (depreciation) on investments	$2,313,451	$2,552	$65,299	$(4,512,594)	$(4,305,450)	$(19,361)	$(1,144,711)	$(69,072)

Number of shares in underlying mutual funds	1,137,246	142,354	87,215	785,830	1,311,920	201,962	1,163,700	107,258

Total Net Assets Represented by:

Number of units outstanding:

M&E Rate .0000	5	-	-	6	2	8	17	-
M&E Rate .0029	-	-	-	-	-	-	-	-

M&E Rate .0039	-	-	-	-	-	-	-	-
M&E Rate .0095	72,087	15,092	10,851	32,587	51,869	3,483	93,892	9,587
M&E Rate .0125	1,133,399	93,469	79,161	605,115	891,767	170,530	1,015,367	89,609

M&E Rate .0145	423	1,132	237	294	253	-	3,553	496
M&E Rate .0155	892	109	208	204	432	-	1,400	184

M&E Rate .0165	672	141	491	765	1,636	-	1,380	1,026
Retired Payout	-	-	-	-	-	-	-	-

Accumulation Unit Value (Net Assets Divided by units outstanding):

M&E Rate .0000	$26.67	$-	$-	$55.15	$56.86	$16.51	$13.02	$-

M&E Rate .0029	$-	$-	$-	$-	$-	$-	$-	$-
M&E Rate .0039	$-	$-	$-	$-	$-	$-	$-	$-

M&E Rate .0095	$23.78	$17.45	$11.31	$48.57	$50.33	$14.83	$11.58	$17.17
M&E Rate .0125	$23.25	$17.28	$11.18	$47.37	$49.10	$14.46	$11.18	$16.89

M&E Rate .0145	$23.44	$17.15	$11.08	$43.47	$46.81	$-	$11.41	$17.12
M&E Rate .0155	$23.34	$17.08	$11.04	$43.32	$46.64	$-	$11.37	$17.11

M&E Rate .0165	$23.28	$17.00	$11.01	$43.15	$46.43	$-	$11.32	$17.01
Retired Payout	$-	$-	$-	$-	$-	$-	$-	$-

See accompanying notes to the financial statements.

2009 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF NET ASSETS

DECEMBER 31, 2009

				DREYFUS SMALL		FIDELITY	FIDELITY
			DREYFUS	CAP STOCK	FIDELITY	VIP GROWTH	VIP HIGH	FIDELITY
	DELAWARE VIP	DELAWARE VIP	MIDCAP STOCK	INDEX	VIP GROWTH	& INCOME	INCOME	VIP INDEX 500
	REIT SERIES	TREND SERIES	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO

ASSETS

Investments at market value	$1,548,727	$1,191,178	$750,223	$375,227	$43,147,049	$18,441,760	$7,539,601	$56,980,649

TOTAL ASSETS	$1,548,727	$1,191,178	$750,223	$375,227	$43,147,049	$18,441,760	$7,539,601	$56,980,649

NET ASSETS

Net Assets (Indefinite units authorized)

Active Contract Owners	1,548,727	1,191,178	750,223	375,227	43,147,049	18,441,760	7,539,601	56,980,649

Retired Contract Owners	-	-	-	-	-	-	-	-

TOTAL NET ASSETS	$1,548,727	$1,191,178	$750,223	$375,227	$43,147,049	$18,441,760	$7,539,601	$56,980,649

Total units	193,196	40,646	46,420	29,528	1,473,214	1,372,009	660,844	441,350

INVESTMENTS	$1,222,373	$1,223,336	$1,000,748	$337,782	$44,706,229	$21,997,481	$8,176,699	$60,568,602

Cost of investments

Unrealized appreciation (depreciation) on investments	$326,354	$(32,158)	$(250,525)	$37,445	$(1,559,180)	$(3,555,721)	$(637,098)	$(3,587,953)

Number of shares in underlying mutual funds	199,578	47,514	71,723	38,485	1,450,321	1,691,903	1,455,521	479,999

Total Net Assets Represented by:

Number of units outstanding:

M&E Rate .0000	-	-	-	-	4	3,173	20	331
M&E Rate .0029	-	-	-	-	-	-	-	-

M&E Rate .0039	-	-	-	-	-	-	-	-
M&E Rate .0095	23,762	4,756	3,471	3,668	83,496	91,695	54,339	30,223
M&E Rate .0125	167,303	35,342	42,949	24,885	1,384,167	1,267,754	588,524	410,010

M&E Rate .0145	1,539	143	-	412	1,930	5,255	4,188	327
M&E Rate .0155	263	158	-	252	1,665	2,143	5,459	202

M&E Rate .0165	329	247	-	311	1,952	1,989	8,314	257
Retired Payout	-	-	-	-	-	-	-	-

Accumulation Unit Value (Net Assets Divided by units outstanding):

M&E Rate .0000	$-	$-	$-	$-	$34.33	$15.05	$12.99	$144.85
M&E Rate .0029	$-	$-	$-	$-	$-	$-	$-	$-

M&E Rate .0039	$-	$-	$-	$-	$-	$-	$-	$-

M&E Rate .0095	$8.05	$29.71	$16.41	$12.74	$29.98	$13.79	$11.87	$128.64
M&E Rate .0125	$8.01	$29.25	$16.14	$12.71	$29.25	$13.42	$11.50	$129.13

M&E Rate .0145	$7.98	$29.66	$-	$12.58	$28.72	$12.42	$7.05	$126.85
M&E Rate .0155	$7.97	$29.60	$-	$12.59	$28.58	$12.37	$7.02	$127.19

M&E Rate .0165	$7.95	$29.53	$-	$12.57	$28.50	$12.33	$6.99	$125.59
Retired Payout	$-	$-	$-	$-	$-	$-	$-	$-

See accompanying notes to the financial statements.

2009 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF NET ASSETS

DECEMBER 31, 2009

						LORD ABBETT
	FIDELITY			GOLDMAN SACHS	J.P. MORGAN	SERIES FUND	NEUBERGER
	VIP INVESTMENT	FIDELITY	FIDELITY	VIT STRUCTURED	INSURANCE TRUST	GROWTH	BERMAN
	GRADE BOND	VIP MID CAP	VIP OVERSEAS	SMALL CAP EQUITY	US EQUITY	OPPORTUNITIES	GENESIS
	PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	PORTFOLIO	PORTFOLIO	FUND

ASSETS

Investments at market value	$24,017,162	$47,599,598	$36,731,205	$1,752,577	$17,532,576	$1,609,514	$35,450,501

TOTAL ASSETS	$24,017,162	$47,599,598	$36,731,205	$1,752,577	$17,532,576	$1,609,514	$35,450,501

NET ASSETS

Net Assets (Indefinite units authorized)

Active Contract Owners	24,017,162	47,599,598	36,689,919	1,752,577	17,532,576	1,609,514	35,450,501

Retired Contract Owners	-	-	41,286	-	-	-	-

TOTAL NET ASSETS	$24,017,162	$47,599,598	$36,731,205	$1,752,577	$17,532,576	$1,609,514	$35,450,501

Total units	1,333,819	1,356,374	1,748,158	148,207	1,268,885	105,050	1,066,057

INVESTMENTS	$24,011,577	$52,067,872	$44,791,334	$2,300,396	$13,159,978	$1,567,885	$38,044,095

Cost of investments

Unrealized appreciation (depreciation) on investments	$5,585	$(4,468,274)	$(8,060,129)	$(547,819)	$4,372,598	$41,629	$(2,593,594)

Number of shares in underlying mutual funds	1,958,987	1,896,399	2,461,877	198,705	1,258,620	111,927	1,554,164

Total Net Assets Represented by:

Number of units outstanding:

M&E Rate .0000	17	133	9	-	13	-	12
M&E Rate .0029	-	-	-	-	-	-	-

M&E Rate .0039	-	-	-	-	-	-	-
M&E Rate .0095	155,091	81,579	148,717	9,899	54,255	10,385	83,820
M&E Rate .0125	1,169,193	1,268,561	1,583,618	136,881	1,214,617	94,665	978,189

M&E Rate .0145	4,978	3,837	5,865	498	-	-	2,085
M&E Rate .0155	1,455	924	2,486	370	-	-	1,161

M&E Rate .0165	3,085	1,340	4,696	559	-	-	790
Retired Payout	-	-	2,767	-	-	-	-

Accumulation Unit Value (Net Assets Divided by units outstanding):

M&E Rate .0000	$20.18	$39.30	$24.56	$-	$13.93	$-	$37.67
M&E Rate .0029	$-	$-	$-	$-	$-	$-	$-

M&E Rate .0039	$-	$-	$-	$-	$-	$-	$-
M&E Rate .0095	$18.43	$36.00	$21.58	$12.02	$13.84	$15.55	$33.88
M&E Rate .0125	$17.99	$35.05	$20.99	$11.83	$13.82	$15.30	$33.22

M&E Rate .0145	$13.82	$31.63	$18.66	$10.43	$-	$-	$29.52
M&E Rate .0155	$13.77	$31.50	$18.60	$10.39	$-	$-	$29.46

M&E Rate .0165	$13.72	$31.42	$18.51	$10.36	$-	$-	$29.31
Retired Payout	$-	$-	$14.92	$-	$-	$-	$-

See accompanying notes to the financial statements.

2009 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF NET ASSETS

DECEMBER 31, 2009

		RAINIER	ROYCE CAPITAL	T. ROWE PRICE	T. ROWE PRICE	T. ROWE PRICE	T. ROWE PRICE	WELLS FARGO
	PUTNAM	SMALL/MID CAP	FUND	EQUITY	SMALL-CAP	SMALL-CAP	PRIME	ADVANTAGE VT
	VT VISTA	EQUITY	SMALL CAP	INCOME	STOCK FUND	VALUE FUND	RESERVE	DISCOVERY
	FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO VIP II	ADVISOR CLASS	ADVISOR CLASS	PORTFOLIO	FUND

ASSETS

Investments at market value	$5,367,132	$19,696,547	$8,973,156	$6,153,514	$12,662,814	$14,516,826	$5,405,611	$11,146,144

TOTAL ASSETS	$5,367,132	$19,696,547	$8,973,156	$6,153,514	$12,662,814	$14,516,826	$5,405,611	$11,146,144

NET ASSETS

Net Assets (Indefinite units authorized)

Active Contract Owners	5,367,132	19,696,547	8,973,156	6,153,514	12,662,814	14,516,826	5,405,611	11,076,543

Retired Contract Owners	-	-	-	-	-	-	-	69,601

TOTAL NET ASSETS	$5,367,132	$19,696,547	$8,973,156	$6,153,514	$12,662,814	$14,516,826	$5,405,611	$11,146,144

Total units	453,696	549,865	836,413	304,476	340,280	333,270	5,056,939	750,531

INVESTMENTS

Cost of investments	$5,411,988	$22,902,328	$9,356,419	$6,479,239	$13,070,248	$14,797,242	$5,405,611	$9,959,132

Unrealized appreciation (depreciation) on investments	$(44,856)	$(3,205,781)	$(383,263)	$(325,725)	$(407,434)	$(280,416)	$-	$1,187,012

Number of shares in underlying mutual funds	465,492	752,926	1,033,774	349,433	473,022	495,118	5,405,611	709,945

Total Net Assets Represented by:

Number of units outstanding:

M&E Rate .0000	8	7	-	-	7	10	-	3,313
M&E Rate .0029	-	-	-	-	-	-	-	-

M&E Rate .0039	-	-	-	-	-	-	-	-
M&E Rate .0095	25,259	44,296	92,604	45,312	12,011	9,903	668,761	39,697
M&E Rate .0125	427,447	502,798	738,693	254,259	328,262	323,357	4,261,268	700,559

M&E Rate .0145	749	744	1,961	2,479	-	-	32,754	1,077
M&E Rate .0155	158	987	2,261	1,307	-	-	21,124	351

M&E Rate .0165	75	1,033	894	1,119	-	-	73,032	1,101
Retired Payout	-	-	-	-	-	-	-	4,433

Accumulation Unit Value (Net Assets Divided by units outstanding):

M&E Rate .0000	$13.84	$40.72			$42.36	$49.53	$-	$15.70
M&E Rate .0029	$-	$-	$-	$-	$-	$-	$-	$-

M&E Rate .0039	$-	$-	$-	$-	$-	$-	$-	$-

M&E Rate .0095	$12.14	$36.75	$10.89	$20.39	$38.10	$44.65	$1.08	$15.04
M&E Rate .0125	$11.81	$35.78	$10.71	$20.18	$37.18	$43.53	$1.07	$14.83

M&E Rate .0145	$10.93	$29.08	$10.21	$20.04	$-	$-	$1.06	$14.90
M&E Rate .0155	$10.91	$29.00	$10.17	$19.99	$-	$-	$1.06	$14.84

M&E Rate .0165	$10.86	$28.87	$10.14	$19.90	$-	$-	$1.05	$14.80
Retired Payout	$-	$-	$-	$-	$-	$-	$-	$15.70

See accompanying notes to the financial statements.

2009 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF NET ASSETS

DECEMBER 31, 2009

					WILSHIRE
	WELLS FARGO	WILSHIRE	WILSHIRE	WILSHIRE	LARGE CO.	WILSHIRE	WILSHIRE	WILSHIRE
	ADVANTAGE VT	5000 INDEX	5000 INDEX	LARGE CO. GROWTH	GROWTH	LARGE CO. VALUE	SMALL CO. GROWTH	SMALL CO. VALUE
	OPPORTUNITY	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
	FUND	INSTITUTIONAL	INVESTMENT	INSTITUTIONAL	INVESTMENT	INVESTMENT	INVESTMENT	INVESTMENT

ASSETS

Investments at market value	$7,335,515	$15,483,897	$14,743,733	$16,905,295	$16,833,893	$26,675,709	$2,759,010	$3,737,353

TOTAL ASSETS	$7,335,515	$15,483,897	$14,743,733	$16,905,295	$16,833,893	$26,675,709	$2,759,010	$3,737,353

NET ASSETS

Net Assets (Indefinite units authorized)

Active Contract Owners	7,335,515	15,483,897	14,743,733	16,905,295	16,833,893	26,675,709	2,759,010	3,696,568

Retired Contract Owners	-	-	-	-	-	-	-	40,785

TOTAL NET ASSETS	$7,335,515	$15,483,897	$14,743,733	$16,905,295	$16,833,893	$26,675,709	$2,759,010	$3,737,353

Total units	227,578	1,592,588	1,556,902	548,261	565,588	1,233,745	146,055	169,011

INVESTMENTS

Cost of investments	$8,932,734	$15,169,533	$15,164,978	$19,010,789	$19,128,654	$38,472,367	$3,488,654	$4,775,844

Unrealized appreciation (depreciation) on investments	$(1,597,219)	$314,364	$(421,245)	$(2,105,494)	$(2,294,761)	$(11,796,658)	$(729,644)	$(1,038,491)

Number of shares in underlying mutual funds	488,709	1,612,899	1,534,207	610,300	626,261	2,087,301	218,276	280,582

Total Net Assets Represented by:

Number of units outstanding:

M&E Rate .0000	7	6	16	1	4	10	11	16
M&E Rate .0029	-	-	-	-	-	-	-	-

M&E Rate .0039	-	-	-	-	-	-	-	-
M&E Rate .0095	3,744	7,566	149,731	1,814	52,641	87,447	10,743	10,456
M&E Rate .0125	223,827	1,585,016	1,396,718	546,446	510,776	1,140,880	135,301	154,325

M&E Rate .0145	-	-	1,623	-	1,402	2,076	-	378
M&E Rate .0155	-	-	7,133	-	395	1,677	-	55

M&E Rate .0165	-	-	1,681	-	370	1,655	-	719
Retired Payout	-	-	-	-	-	-	-	3,062

Accumulation Unit Value (Net Assets Divided by units outstanding):

M&E Rate .0000	$36.91	$11.19	$10.93	$34.23	$33.90	$25.08	$21.83	$25.40
M&E Rate .0029	$-	$-	$-	$-	$-	$-	$-	$-

M&E Rate .0039	$-	$-	$-	$-	$-	$-	$-	$-
M&E Rate .0095	$32.97	$9.99	$9.75	$31.70	$30.47	$22.18	$19.87	$22.74
M&E Rate .0125	$32.22	$9.72	$9.44	$30.83	$29.69	$21.60	$18.81	$22.29

M&E Rate .0145	$-	$-	$9.61	$-	$30.99	$17.51	$-	$15.78
M&E Rate .0155	$-	$-	$9.58	$-	$30.91	$17.44	$-	$15.75

M&E Rate .0165	$-	$-	$9.55	$-	$30.84	$17.38	$-	$15.66
Retired Payout	$-	$-	$-	$-	$-	$-	$-	$13.32

See accompanying notes to the financial statements.

2009 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF NET ASSETS

DECEMBER 31, 2009

	WILSHIRE	WILSHIRE	WILSHIRE						WILSHIRE
	VIT 2015	VIT 2025	VIT 2035	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE VIT	WILSHIRE	VIT SOCIALLY
	ETF	ETF	ETF	VIT BALANCED	VIT EQUITY	VIT INCOME	INTERNATIONAL	VIT SMALL CAP	RESPONSIBLE
	FUND	FUND	FUND	FUND	FUND	FUND	EQUITY FUND	GROWTH FUND	FUND

ASSETS

Investments at market value	$18,926,449	$14,547,287	$13,407,056	$161,237,285	$168,977,639	$24,835,001	$34,611,537	$31,301,781	$49,150,119

TOTAL ASSETS	$18,926,449	$14,547,287	$13,407,056	$161,237,285	$168,977,639	$24,835,001	$34,611,537	$31,301,781	$49,150,119

NET ASSETS

Net Assets (Indefinite units authorized)

Active Contract Owners	18,926,449	14,547,287	13,407,056	160,320,460	167,958,758	24,666,478	34,611,537	31,301,781	49,150,119

Retired Contract Owners	-	-	-	916,825	1,018,881	168,523	-	-	-

TOTAL NET ASSETS	$18,926,449	$14,547,287	$13,407,056	$161,237,285	$168,977,639	$24,835,001	$34,611,537	$31,301,781	$49,150,119

Total units	1,964,483	1,585,252	1,563,944	8,320,445	8,922,263	1,337,460	2,883,200	3,089,318	3,517,148

INVESTMENTS

Cost of investments	$18,773,263	$15,305,042	$13,050,088	$185,345,628	$229,322,733	$25,974,474	$35,464,251	$38,435,958	$65,821,800

Unrealized appreciation (depreciation) on investments	$153,186	$(757,755)	$356,968	$(24,108,343)	$(60,345,094)	$(1,139,473)	$(852,714)	$(7,134,177)	$(16,671,681)

Number of shares in underlying mutual funds	2,022,056	1,634,526	1,569,913	10,961,111	10,228,665	2,161,440	2,965,842	2,802,290	4,910,082

Total Net Assets Represented by:

Number of units outstanding:

M&E Rate .0000	-	-	-	10,358	3,026	16	1,796	432	2,420
M&E Rate .0029	-	-	-	-	238,497	-	-	-	-

M&E Rate .0039	-	-	-	-	53,446	-	-	-	-
M&E Rate .0095	289,306	146,466	93,920	83,962	60,245	91,688	81,108	35,974	61,489
M&E Rate .0125	1,565,378	1,408,546	1,417,643	8,157,801	8,504,111	1,223,429	2,795,487	3,051,412	3,447,693

M&E Rate .0145	37,798	12,362	34,741	3,866	634	3,998	2,322	455	2,020
M&E Rate .0155	17,792	9,586	5,912	565	342	3,107	790	281	115

M&E Rate .0165	54,209	8,292	11,728	1,566	286	555	1,697	764	3,411
Retired Payout	-	-	-	62,327	61,676	14,667	-	-	-

Accumulation Unit Value (Net Assets Divided by units outstanding):

M&E Rate .0000	$-	$-	$-	$21.77	$21.20	$21.07	$13.46	$11.38	$15.67
M&E Rate .0029	$-	$-	$-	$-	$20.64	$-	$-	$-	$-

M&E Rate .0039	$-	$-	$-	$-	$20.45	$-	$-	$-	$-

M&E Rate .0095	$9.72	$9.26	$8.66	$19.95	$19.43	$19.16	$12.34	$10.41	$14.36
M&E Rate .0125	$9.63	$9.17	$8.57	$19.41	$18.89	$18.64	$11.99	$10.13	$13.97

M&E Rate .0145	$9.53	$9.09	$8.50	$17.66	$18.76	$13.50	$12.33	$10.60	$13.17
M&E Rate .0155	$9.52	$9.07	$8.47	$17.61	$18.67	$13.38	$12.33	$10.57	$13.02

M&E Rate .0165	$9.48	$9.04	$8.45	$17.54	$18.61	$13.41	$12.24	$10.93	$12.98
Retired Payout	$-	$-	$-	$14.71	$16.52	$11.49	$-	$-	$-

See accompanying notes to the financial statements.

2009 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009

		ALLIANCE	ALLIANCE			CREDIT
	ALLIANCE	BERNSTEIN	BERNSTEIN			SUISSE TRUST		DELAWARE
	BERNSTEIN	VPS SMALL/MID	VPS SMALL		ARIEL	U.S. EQUITY	DAVIS	VIP GROWTH
	VPS LARGE CAP	CAP VALUE	CAP GROWTH	ARIEL	APPRECIATION	FLEX 1	VALUE	OPPORTUNITIES
	GROWTH PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	FUND	PORTFOLIO	PORTFOLIO	SERIES

INVESTMENT INCOME

DIVIDEND INCOME DISTRIBUTION	$-	$11,636	$-	$4,982	$55,302	$25,296	$97,068	$-

INVESTMENT INCOME	-	11,636	-	4,982	55,302	25,296	97,068	-

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

CAPITAL GAIN DISTRIBUTION	-	61,374	-	-	-	-	-	-

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(301,064)	(225,332)	(64,989)	(602,527)	(1,137,978)	(59,719)	(20,530)	(95,086)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	7,797,814	688,281	349,596	12,593,456	19,603,326	530,058	2,884,610	590,768

NET GAIN (LOSS) ON INVESTMENTS	7,496,750	524,323	284,607	11,990,929	18,465,348	470,339	2,864,080	495,682

EXPENSES

MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(262,370)	(15,757)	(8,787)	(258,389)	(410,128)	(24,818)	(115,134)	(14,942)

TOTAL EXPENSES	(262,370)	(15,757)	(8,787)	(258,389)	(410,128)	(24,818)	(115,134)	(14,942)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING

FROM OPERATIONS	$7,234,380	$520,202	$275,820	$11,737,522	$18,110,522	$470,817	$2,846,014	$480,740

See accompanying notes to the financial statements.

2009 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009

				DREYFUS SMALL		FIDELITY	FIDELITY
			DREYFUS	CAP STOCK	FIDELITY	VIP GROWTH	VIP HIGH	FIDELITY
	DELAWARE VIP	DELAWARE VIP	MIDCAP STOCK	INDEX	VIP GROWTH	& INCOME	INCOME	VIP INDEX 500
	REIT SERIES	TREND SERIES	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO

INVESTMENT INCOME

DIVIDEND INCOME DISTRIBUTION	$26,557	$-	$6,196	$2,458	$74,771	$139,561	$533,051	$1,154,638

INVESTMENT INCOME	26,557	-	6,196	2,458	74,771	139,561	533,051	1,154,638

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

CAPITAL GAIN DISTRIBUTION	-	-	-	16,664	32,976	-	-	998,930

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(114,241)	(118,882)	(139,719)	(13,188)	(644,461)	(291,185)	(369,685)	(550,441)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	438,590	499,229	332,589	49,276	9,832,365	3,970,549	2,076,186	10,291,742

NET GAIN (LOSS) ON INVESTMENTS	324,349	380,347	192,870	52,752	9,220,880	3,679,364	1,706,501	10,740,231

EXPENSES

MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(9,390)	(9,421)	(7,222)	(1,728)	(405,122)	(173,252)	(72,286)	(542,379)

TOTAL EXPENSES	(9,390)	(9,421)	(7,222)	(1,728)	(405,122)	(173,252)	(72,286)	(542,379)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING

FROM OPERATIONS	$341,516	$370,926	$191,844	$53,482	$8,890,529	$3,645,673	$2,167,266	$11,352,490

See accompanying notes to the financial statements.

2009 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009

							LORD ABBETT
	FIDELITY			GOLDMAN SACHS	J.P. MORGAN	J.P. MORGAN	SERIES FUND	NEUBERGER
	VIP INVESTMENT	FIDELITY	FIDELITY	VIT STRUCTURED	INSURANCE TRUST	U.S. LARGE CAP	GROWTH	BERMAN
	GRADE BOND	VIP MID CAP	VIP OVERSEAS	SMALL CAP EQUITY	US EQUITY	CORE EQUITY	OPPORTUNITIES	GENESIS
	PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND

INVESTMENT INCOME

DIVIDEND INCOME DISTRIBUTION	$1,885,162	$186,288	$620,252	$17,984	$-	$333,431	$-	$-

INVESTMENT INCOME	1,885,162	186,288	620,252	17,984	-	333,431	-	-

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

CAPITAL GAIN DISTRIBUTION	90,876	216,541	98,425	-	-	-	-	-

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(325,397)	68,827	(393,995)	(129,223)	128,143	(3,692,428)	(31,817)	(99,284)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,500,544	13,065,775	7,278,575	494,859	4,372,598	3,180,505	550,905	7,349,139

NET GAIN (LOSS) ON INVESTMENTS	1,266,023	13,351,143	6,983,005	365,636	4,500,741	(511,923)	519,088	7,249,855

EXPENSES

MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(250,097)	(454,732)	(340,508)	(16,208)	(125,047)	(44,059)	(15,304)	(336,290)

TOTAL EXPENSES	(250,097)	(454,732)	(340,508)	(16,208)	(125,047)	(44,059)	(15,304)	(336,290)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING

FROM OPERATIONS	$2,901,088	$13,082,699	$7,262,749	$367,412	$4,375,694	$(222,551)	$503,784	$6,913,565

See accompanying notes to the financial statements.

2009 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009

			ROYCE		T. ROWE	T. ROWE	T. ROWE
		RAINIER	CAPITAL	T. ROWE	PRICE	PRICE	PRICE	WELLS FARGO
	PUTNAM	SMALL/MID	FUND	PRICE	SMALL-CAP	SMALL-CAP	PRIME	ADVANTAGE VT
	VT VISTA	CAP EQUITY	SMALL CAP	EQUITY INCOME	STOCK FUND	VALUE FUND	RESERVE	DISCOVERY
	FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO VIP II	ADVISOR CLASS	ADVISOR CLASS	PORTFOLIO	FUND

INVESTMENT INCOME

DIVIDEND INCOME DISTRIBUTION	$-	$-	$-	$79,739	$-	$107,975	$24,510	$-

INVESTMENT INCOME	-	-	-	79,739	-	107,975	24,510	-

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

CAPITAL GAIN DISTRIBUTION	-	-	-	-	2,366	34,356	-	-

NET REALIZED GAIN (LOSS) ON INVESTMENTS	1,917	(133,353)	(254,182)	(341,511)	(208,516)	(37,859)	-	19,066

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,487,901	4,631,615	2,480,476	1,487,673	3,736,832	2,950,885	-	3,174,076

NET GAIN (LOSS) ON INVESTMENTS	1,489,818	4,498,262	2,226,294	1,146,162	3,530,682	2,947,382	-	3,193,142

EXPENSES

MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(50,128)	(184,783)	(78,489)	(50,628)	(120,817)	(141,201)	(67,683)	(102,274)

TOTAL EXPENSES	(50,128)	(184,783)	(78,489)	(50,628)	(120,817)	(141,201)	(67,683)	(102,274)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING

FROM OPERATIONS	$1,439,690	$4,313,479	$2,147,805	$1,175,273	$3,409,865	$2,914,156	$(43,173)	$3,090,868

See accompanying notes to the financial statements.

2009 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009

	WELLS FARGO	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE
	ADVANTAGE VT	5000 INDEX	5000 INDEX	LARGE CO. GROWTH	LARGE CO. GROWTH	LARGE CO. VALUE	SMALL CO. GROWTH	SMALL CO. VALUE
	OPPORTUNITY	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
	FUND	INSTITUTIONAL	INVESTMENT	INSTITUTIONAL	INVESTMENT	INVESTMENT	INVESTMENT	INVESTMENT

INVESTMENT INCOME

DIVIDEND INCOME DISTRIBUTION	$-	$239,404	$197,615	$48,856	$-	$195,593	$-	$29,061

INVESTMENT INCOME	-	239,404	197,615	48,856	-	195,593	-	29,061

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

CAPITAL GAIN DISTRIBUTION	-	-	-	-	-	-	-	-

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(336,825)	(307,285)	14,351	(960,211)	(360,894)	(1,183,013)	(127,196)	(207,227)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,758,610	3,455,058	2,907,040	5,302,759	4,591,733	6,991,866	781,121	882,640

NET GAIN (LOSS) ON INVESTMENTS	2,421,785	3,147,773	2,921,391	4,342,548	4,230,839	5,808,853	653,925	675,413

EXPENSES

MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(71,083)	(154,814)	(136,171)	(169,408)	(159,614)	(251,705)	(26,048)	(34,084)

TOTAL EXPENSES	(71,083)	(154,814)	(136,171)	(169,408)	(159,614)	(251,705)	(26,048)	(34,084)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING

FROM OPERATIONS	$2,350,702	$3,232,363	$2,982,835	$4,221,996	$4,071,225	$5,752,741	$627,877	$670,390

See accompanying notes to the financial statements.

2009 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009

	WILSHIRE	WILSHIRE	WILSHIRE						WILSHIRE
	VIT 2015	VIT 2025	VIT 2035	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE VIT	WILSHIRE	VIT SOCIALLY
	ETF	ETF	ETF	VIT BALANCED	VIT EQUITY	VIT INCOME	INTERNATIONAL	VIT SMALL CAP	RESPONSIBLE
	FUND	FUND	FUND	FUND	FUND	FUND	EQUITY FUND	GROWTH FUND	FUND

INVESTMENT INCOME

DIVIDEND INCOME DISTRIBUTION	$555,883	$274,907	$131,358	$5,136,369	$1,903,334	$1,138,684	$548,600	$-	$782,592

INVESTMENT INCOME	555,883	274,907	131,358	5,136,369	1,903,334	1,138,684	548,600	-	782,592

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

CAPITAL GAIN DISTRIBUTION	22,093	19,428	11,241	-	-	-	-	-	-

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(339,862)	(332,604)	(158,094)	(6,197,526)	(9,151,518)	(551,211)	(209,630)	(1,591,099)	(1,829,194)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,871,528	2,351,055	2,157,856	25,782,154	39,420,100	2,418,014	7,865,384	8,549,618	9,746,400

NET GAIN (LOSS) ON INVESTMENTS	2,553,759	2,037,879	2,011,003	19,584,628	30,268,582	1,866,803	7,655,754	6,958,519	7,917,206

EXPENSES

MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(178,279)	(128,563)	(111,038)	(1,700,786)	(1,660,454)	(273,953)	(333,017)	(309,469)	(494,263)

TOTAL EXPENSES	(178,279)	(128,563)	(111,038)	(1,700,786)	(1,660,454)	(273,953)	(333,017)	(309,469)	(494,263)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING

FROM OPERATIONS	$2,931,363	$2,184,223	$2,031,323	$23,020,211	$30,511,462	$2,731,534	$7,871,337	$6,649,050	$8,205,535

See accompanying notes to the financial statements.

2009 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2009

	ALLIANCE	ALLIANCE	ALLIANCE
	BERNSTEIN	BERNSTEIN	BERNSTEIN					DELAWARE
	VPS LARGE CAP	VPS SMALL/MID	VPS SMALL		ARIEL	CREDIT SUISSE TRUST	DAVIS	VIP GROWTH
	GROWTH	CAP VALUE	CAP GROWTH	ARIEL	APPRECIATION	U.S. EQUITY FLEX 1	VALUE	OPPORTUNITIES
	PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	FUND	PORTFOLIO	PORTFOLIO	SERIES

OPERATIONS

INVESTMENT INCOME	$-	$11,636	$-	$4,982	$55,302	$25,296	$97,068	$-

CAPITAL GAIN DISTRIBUTION	-	61,374	-	-	-	-	-	-

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(301,064)	(225,332)	(64,989)	(602,527)	(1,137,978)	(59,719)	(20,530)	(95,086)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	7,797,814	688,281	349,596	12,593,456	19,603,326	530,058	2,884,610	590,768

MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(262,370)	(15,757)	(8,787)	(258,389)	(410,128)	(24,818)	(115,134)	(14,942)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,234,380	520,202	275,820	11,737,522	18,110,522	470,817	2,846,014	480,740

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	2,719,176	246,314	200,816	2,575,555	3,281,193	168,145	1,354,919	172,779

SALES AND ADMINISTRATIVE EXPENSES (NOTE 3)	(297)	(4)	(19)	(398)	(513)	(21)	(148)	(14)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	2,718,879	246,310	200,797	2,575,157	3,280,680	168,124	1,354,771	172,765

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	(741,281)	(42,991)	76,507	(788,837)	(1,791,127)	(84,275)	(117,541)	46,211

TRANSFERS FROM (TO) OTHER DIVISIONS	(1,137)	136,152	41,718	(221,181)	(1,160,720)	(20,484)	205,098	(10,607)

PAYMENTS TO CONTRACT OWNERS	(1,127,034)	(33,298)	(71,644)	(1,321,816)	(2,068,495)	(137,794)	(625,237)	(62,775)

ANNUAL MAINTENANCE CHARGE (NOTE 3)	(57,245)	(2,316)	(350)	(16,661)	(45,401)	(500)	(11,490)	(1,389)

SURRENDER CHARGES (NOTE 3)	(13,114)	(778)	(533)	(15,226)	(17,310)	(184)	(5,899)	(1,698)

MORTALITY GUARANTEE ADJUSTMENT	-	-	-	-	-	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	779,068	303,079	246,495	211,436	(1,802,373)	(75,113)	799,702	142,507

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,013,448	823,281	522,315	11,948,958	16,308,149	395,704	3,645,716	623,247

NET ASSETS:

BEGINNING OF PERIOD	20,099,299	1,078,565	495,480	18,352,661	30,199,392	2,122,754	8,864,063	1,084,299

END OF PERIOD	$28,112,747	$1,901,846	$1,017,795	$30,301,619	$46,507,541	$2,518,458	$12,509,779	$1,707,546

See accompanying notes to the financial statements.

2009 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2009

				DREYFUS SMALL		FIDELITY	FIDELITY
			DREYFUS	CAP STOCK	FIDELITY	VIP GROWTH	VIP HIGH	FIDELITY
	DELAWARE VIP	DELAWARE VIP	MIDCAP STOCK	INDEX	VIP GROWTH	& INCOME	INCOME	VIP INDEX 500
	REIT SERIES	TREND SERIES	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO

OPERATIONS

INVESTMENT INCOME	$26,557	$-	$6,196	$2,458	$74,771	$139,561	$533,051	$1,154,638

CAPITAL GAIN DISTRIBUTION	-	-	-	16,664	32,976	-	-	998,930

NET REALIZED GAIN (LOSS)

ON INVESTMENTS	(114,241)	(118,882)	(139,719)	(13,188)	(644,461)	(291,185)	(369,685)	(550,441)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	438,590	499,229	332,589	49,276	9,832,365	3,970,549	2,076,186	10,291,742

MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(9,390)	(9,421)	(7,222)	(1,728)	(405,122)	(173,252)	(72,286)	(542,379)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	341,516	370,926	191,844	53,482	8,890,529	3,645,673	2,167,266	11,352,490

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	512,592	156,686	74,909	90,408	4,812,593	2,093,278	887,040	5,666,852

SALES AND ADMINISTRATIVE EXPENSES (NOTE 3)	(41)	(5)	(1)	(8)	(405)	(242)	(29)	(442)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	512,551	156,681	74,908	90,400	4,812,188	2,093,036	887,011	5,666,410

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	49,568	17,674	(46,369)	30,183	(835,115)	(170,524)	(263,942)	(1,637,811)

TRANSFERS FROM (TO) OTHER DIVISIONS	271,076	69,548	(18,744)	146,968	482,305	256,518	(22,626)	323,487

PAYMENTS TO CONTRACT OWNERS	(18,319)	(40,343)	(33,558)	(2,855)	(1,673,653)	(890,234)	(428,653)	(2,342,516)

ANNUAL MAINTENANCE CHARGE (NOTE 3)	(1,297)	(675)	(225)	(75)	(40,527)	(26,388)	(14,453)	(82,165)

SURRENDER CHARGES (NOTE 3)	(152)	(538)	(788)	(137)	(17,865)	(13,540)	(6,799)	(27,157)

MORTALITY GUARANTEE ADJUSTMENT	-	-	-	-	-	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	813,427	202,347	(24,776)	264,484	2,727,333	1,248,868	150,538	1,900,248

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,154,943	573,273	167,068	317,966	11,617,862	4,894,541	2,317,804	13,252,738

NET ASSETS:

BEGINNING OF PERIOD	393,784	617,905	583,155	57,261	31,529,187	13,547,219	5,221,797	43,727,911

END OF PERIOD	$1,548,727	$1,191,178	$750,223	$375,227	$43,147,049	$18,441,760	$7,539,601	$56,980,649

See accompanying notes to the financial statements.

2009 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2009

							LORD ABBETT
	FIDELITY			GOLDMAN SACHS	J. P. MORGAN	J.P. MORGAN	SERIES FUND	NEUBERGER
	VIP INVESTMENT	FIDELITY	FIDELITY	VIT STRUCTURED	INSURANCE TRUST	U.S. LARGE CAP	GROWTH	BERMAN
	GRADE BOND	VIP MID CAP	VIP OVERSEAS	SMALL CAP EQUITY	US EQUITY	CORE EQUITY	OPPORTUNITIES	GENESIS
	PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND

OPERATIONS

INVESTMENT INCOME	$1,885,162	$186,288	$620,252	$17,984	$-	$333,431	$-	$-

CAPITAL GAIN DISTRIBUTION	90,876	216,541	98,425	-	-	-	-	-

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(325,397)	68,827	(393,995)	(129,223)	128,143	(3,692,428)	(31,817)	(99,284)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,500,544	13,065,775	7,278,575	494,859	4,372,598	3,180,505	550,905	7,349,139

MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(250,097)	(454,732)	(340,508)	(16,208)	(125,047)	(44,059)	(15,304)	(336,290)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,901,088	13,082,699	7,262,749	367,412	4,375,694	(222,551)	503,784	6,913,565

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	2,189,531	4,027,382	4,704,492	207,438	908,978	514,337	131,397	3,654,357

SALES AND ADMINISTRATIVE EXPENSES (NOTE 3)	(212)	(570)	(480)	(12)	(126)	(68)	(15)	(298)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	2,189,319	4,026,812	4,704,012	207,426	908,852	514,269	131,382	3,654,059

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	(736,580)	(1,172,851)	(713,679)	(42,026)	(461,704)	(311,314)	(85,825)	(1,143,608)

TRANSFERS FROM (TO) OTHER DIVISIONS	609,969	170,035	482,900	(21,536)	13,372,262	(13,566,898)	(47,860)	156,123

PAYMENTS TO CONTRACT OWNERS	(2,172,670)	(2,441,290)	(1,859,534)	(59,344)	(630,774)	(255,139)	(92,273)	(1,504,670)

ANNUAL MAINTENANCE CHARGE (NOTE 3)	(48,483)	(53,989)	(47,100)	(636)	(24,761)	(13,628)	(1,714)	(26,468)

SURRENDER CHARGES (NOTE 3)	(15,536)	(20,094)	(23,808)	(1,946)	(6,993)	(1,515)	(2,292)	(14,610)

MORTALITY GUARANTEE ADJUSTMENT	-	-	(303)	-	-	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	(173,981)	508,623	2,542,488	81,938	13,156,882	(13,634,225)	(98,582)	1,120,826

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,727,107	13,591,322	9,805,237	449,350	17,532,576	(13,856,776)	405,202	8,034,391

NET ASSETS:

BEGINNING OF PERIOD	21,290,055	34,008,276	26,925,968	1,303,227	-	13,856,776	1,204,312	27,416,110

END OF PERIOD	$24,017,162	$47,599,598	$36,731,205	$1,752,577	$17,532,576	$-	$1,609,514	$35,450,501

See accompanying notes to the financial statements.

2009 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2009

		RAINIER	ROYCE CAPITAL	T. ROWE PRICE	T. ROWE PRICE	T. ROWE PRICE	T. ROWE PRICE	WELLS FARGO
	PUTNAM	SMALL/MID CAP	FUND	EQUITY	SMALL-CAP	SMALL-CAP	PRIME	ADVANTAGE VT
	VT VISTA	EQUITY	SMALL CAP	INCOME	STOCK FUND	VALUE FUND	RESERVE	DISCOVERY
	FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO VIP II	ADVISOR CLASS	ADVISOR CLASS	PORTFOLIO	FUND

OPERATIONS

INVESTMENT INCOME	$-	$-	$-	$79,739	$-	$107,975	$24,510	$-

CAPITAL GAIN DISTRIBUTION	-	-	-	-	2,366	34,356	-	-

NET REALIZED GAIN (LOSS) ON INVESTMENTS	1,917	(133,353)	(254,182)	(341,511)	(208,516)	(37,859)	-	19,066

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,487,901	4,631,615	2,480,476	1,487,673	3,736,832	2,950,885	-	3,174,076

MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(50,128)	(184,783)	(78,489)	(50,628)	(120,817)	(141,201)	(67,683)	(102,274)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,439,690	4,313,479	2,147,805	1,175,273	3,409,865	2,914,156	(43,173)	3,090,868

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	432,396	1,983,111	1,126,207	1,239,569	679,741	758,152	751,369	1,027,068

SALES AND ADMINISTRATIVE EXPENSES (NOTE 3)	(51)	(170)	(93)	(50)	(107)	(151)	(95)	(80)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	432,345	1,982,941	1,126,114	1,239,519	679,634	758,001	751,274	1,026,988

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	(200,836)	(471,065)	(70,151)	134,760	(474,756)	(492,876)	1,240,195	(258,779)

TRANSFERS FROM (TO) OTHER DIVISIONS	(20,428)	(45,514)	442,906	387,491	(92,614)	(19,536)	315,581	64,558

PAYMENTS TO CONTRACT OWNERS	(243,292)	(796,232)	(432,005)	(256,021)	(584,056)	(660,195)	(3,451,169)	(523,075)

ANNUAL MAINTENANCE CHARGE (NOTE 3)	(1,697)	(5,615)	(9,715)	(9,999)	(8,322)	(11,110)	(7,628)	(7,302)

SURRENDER CHARGES (NOTE 3)	(1,339)	(11,974)	(4,481)	(2,559)	(2,377)	(1,076)	(10,168)	(2,982)

MORTALITY GUARANTEE ADJUSTMENT	-	-	-	-	-	-	-	(611)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	(35,247)	652,541	1,052,668	1,493,191	(482,491)	(426,792)	(1,161,915)	298,797

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,404,443	4,966,020	3,200,473	2,668,464	2,927,374	2,487,364	(1,205,088)	3,389,665

NET ASSETS:

BEGINNING OF PERIOD	3,962,689	14,730,527	5,772,683	3,485,050	9,735,440	12,029,462	6,610,699	7,756,479

END OF PERIOD	$5,367,132	$19,696,547	$8,973,156	$6,153,514	$12,662,814	$14,516,826	$5,405,611	$11,146,144

See accompanying notes to the financial statements.

2009 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2009

	WELLS FARGO	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE
	ADVANTAGE VT	5000 INDEX	5000 INDEX	LARGE CO. GROWTH	LARGE CO. GROWTH	LARGE CO. VALUE	SMALL CO. GROWTH	SMALL CO. VALUE
	OPPORTUNITY	FUND	FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
	FUND	INSTITUTIONAL	INVESTMENT	INSTITUTIONAL	INVESTMENT	INVESTMENT	INVESTMENT	INVESTMENT

OPERATIONS

INVESTMENT INCOME	$-	$239,404	$197,615	$48,856	$-	$195,593	$-	$29,061

CAPITAL GAIN DISTRIBUTION	-	-	-	-	-	-	-	-

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(336,825)	(307,285)	14,351	(960,211)	(360,894)	(1,183,013)	(127,196)	(207,227)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,758,610	3,455,058	2,907,040	5,302,759	4,591,733	6,991,866	781,121	882,640

MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(71,083)	(154,814)	(136,171)	(169,408)	(159,614)	(251,705)	(26,048)	(34,084)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,350,702	3,232,363	2,982,835	4,221,996	4,071,225	5,752,741	627,877	670,390

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	335,984	829,231	1,869,917	942,979	1,734,287	2,627,777	199,204	400,175

SALES AND ADMINISTRATIVE EXPENSES (NOTE 3)	(55)	(119)	(242)	(248)	(244)	(352)	(23)	(109)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	335,929	829,112	1,869,675	942,731	1,734,043	2,627,425	199,181	400,066

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	(255,326)	(530,540)	(377,522)	(586,851)	(412,307)	(652,048)	(54,325)	(41,252)

TRANSFERS FROM (TO) OTHER DIVISIONS	(67,793)	32,876	39,972	(151,668)	(63,307)	79,028	(32,387)	5,477

PAYMENTS TO CONTRACT OWNERS	(397,836)	(796,797)	(428,154)	(1,020,044)	(820,480)	(1,194,660)	(144,683)	(169,886)

ANNUAL MAINTENANCE CHARGE (NOTE 3)	(6,183)	(6,356)	(30,716)	(9,209)	(31,430)	(27,801)	(591)	(1,311)

SURRENDER CHARGES (NOTE 3)	(534)	-	(6,148)	-	(12,149)	(12,831)	(473)	(528)

MORTALITY GUARANTEE ADJUSTMENT	-	-	-	-	-	-	-	(355)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	(391,743)	(471,705)	1,067,107	(825,041)	394,370	819,113	(33,278)	192,211

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,958,959	2,760,658	4,049,942	3,396,955	4,465,595	6,571,854	594,599	862,601

NET ASSETS:

BEGINNING OF PERIOD	5,376,556	12,723,239	10,693,791	13,508,340	12,368,298	20,103,855	2,164,411	2,874,752

END OF PERIOD	$7,335,515	$15,483,897	$14,743,733	$16,905,295	$16,833,893	$26,675,709	$2,759,010	$3,737,353

See accompanying notes to the financial statements.

2009 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2009

	WILSHIRE	WILSHIRE	WILSHIRE				WILSHIRE VIT	WILSHIRE	WILSHIRE
	VIT 2015	VIT 2025	VIT 2035	WILSHIRE	WILSHIRE	WILSHIRE	INTERNATIONAL	VIT SMALL CAP	VIT SOCIALLY
	ETF	ETF	ETF	VIT BALANCED	VIT EQUITY	VIT INCOME	EQUITY	GROWTH	RESPONSIBLE
	FUND	FUND	FUND	FUND	FUND	FUND	FUND	FUND	FUND

OPERATIONS

INVESTMENT INCOME	$555,883	$274,907	$131,358	$5,136,369	$1,903,334	$1,138,684	$548,600	$-	$782,592

CAPITAL GAIN DISTRIBUTION	22,093	19,428	11,241	-	-	-	-	-	-

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(339,862)	(332,604)	(158,094)	(6,197,526)	(9,151,518)	(551,211)	(209,630)	(1,591,099)	(1,829,194)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,871,528	2,351,055	2,157,856	25,782,154	39,420,100	2,418,014	7,865,384	8,549,618	9,746,400

MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(178,279)	(128,563)	(111,038)	(1,700,786)	(1,660,454)	(273,953)	(333,017)	(309,469)	(494,263)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,931,363	2,184,223	2,031,323	23,020,211	30,511,462	2,731,534	7,871,337	6,649,050	8,205,535

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	3,277,640	4,213,208	4,793,059	5,113,936	6,198,229	1,796,459	2,399,791	1,819,879	3,038,354

SALES AND ADMINISTRATIVE EXPENSES (NOTE 3)	(191)	(265)	(424)	(1,173)	(1,230)	(651)	(287)	(414)	(542)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	3,277,449	4,212,943	4,792,635	5,112,763	6,196,999	1,795,808	2,399,504	1,819,465	3,037,812

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	175,106	(429,086)	286,125	(7,653,547)	(6,380,915)	(1,410,251)	(907,870)	(898,487)	(1,804,373)

TRANSFERS FROM (TO) OTHER DIVISIONS	(28,774)	116,618	87,635	(650,049)	(898,696)	(522,499)	(78,169)	(149,834)	(412,764)

PAYMENTS TO CONTRACT OWNERS	(825,960)	(327,459)	(398,876)	(9,077,766)	(8,319,246)	(2,374,298)	(1,476,598)	(1,396,593)	(2,319,392)

ANNUAL MAINTENANCE CHARGE (NOTE 3)	(21,552)	(35,539)	(74,948)	(121,787)	(140,032)	(38,383)	(30,175)	(19,620)	(45,105)

SURRENDER CHARGES (NOTE 3)	(20,760)	(10,540)	(21,520)	(6,133)	(2,329)	(12,135)	(3,886)	(1,684)	(4,244)

MORTALITY GUARANTEE ADJUSTMENT	-	-	-	6,229	20,541	(2,682)	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	2,555,509	3,526,937	4,671,051	(12,390,290)	(9,523,678)	(2,564,440)	(97,194)	(646,753)	(1,548,066)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,486,872	5,711,160	6,702,374	10,629,921	20,987,784	167,094	7,774,143	6,002,297	6,657,469

NET ASSETS:

BEGINNING OF PERIOD	13,439,577	8,836,127	6,704,682	150,607,364	147,989,855	24,667,907	26,837,394	25,299,484	42,492,650

END OF PERIOD	$18,926,449	$14,547,287	$13,407,056	$161,237,285	$168,977,639	$24,835,001	$34,611,537	$31,301,781	$49,150,119

See accompanying notes to the financial statements.

2009 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2008

		ALLIANCE	ALLIANCE				CREDIT
	ALLIANCE	BERNSTEIN	BERNSTEIN				SUISSE TRUST
	BERNSTEIN	VPS SMALL/MID	VPS SMALL		ARIEL	COHEN & STEERS	SMALL CAP	DAVIS	DELAWARE
	VPS LARGE CAP	CAP VALUE	CAP GROWTH	ARIEL	APPRECIATION	VIF REALTY	GROWTH	VALUE	VIP GROWTH
	GROWTH PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	FUND	FUND, INC.	PORTFOLIO	PORTFOLIO	OPPORTUNITIES

OPERATIONS

INVESTMENT INCOME	$-	$4,885	$-	$289,688	$252,319	$-	$2,393	$130,953	$-

CAPITAL GAIN DISTRIBUTION	-	115,053	-	-	3,634,168	-	-	233,214	174,157

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(275,155)	(41,739)	(9,638)	(362,277)	(556,588)	(655,414)	15,559	275,867	(43,421)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(12,732,487)	(581,929)	(298,652)	(16,643,440)	(24,048,142)	959,221	(1,162,115)	(6,260,561)	(842,255)

MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(308,795)	(13,492)	(5,906)	(319,736)	(503,274)	(14,673)	(33,948)	(133,141)	(16,945)

NET INCREASE (DECREASE)IN NET ASSETS RESULTING FROM OPERATIONS	(13,316,437)	(517,222)	(314,196)	(17,035,765)	(21,221,517)	289,134	(1,178,111)	(5,753,668)	(728,464)

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	3,467,165	324,423	202,369	3,527,742	5,087,794	364,335	242,506	1,648,527	229,013

SALES AND ADMINISTRATIVE EXPENSES (NOTE 3)	(428)	(65)	(19)	(544)	(715)	(18)	(23)	(277)	(24)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	3,466,737	324,358	202,350	3,527,198	5,087,079	364,317	242,483	1,648,250	228,989

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	(993,455)	108,854	40,021	(1,543,517)	(2,643,891)	(267,602)	(146,689)	(158,941)	(50,091)

TRANSFERS FROM (TO) OTHER DIVISIONS	(102,765)	99,861	118,151	(416,421)	(1,563,581)	(4,113,436)	(112,876)	865,987	75,544

PAYMENTS TO CONTRACT OWNERS	(1,353,983)	(60,163)	(8,763)	(1,781,804)	(2,604,590)	(42,569)	(138,601)	(874,071)	(58,236)

ANNUAL MAINTENANCE CHARGE (NOTE 3)	(37,584)	(800)	(250)	(7,674)	(21,882)	(625)	(725)	(10,098)	(725)

SURRENDER CHARGES (NOTE 3)	(14,147)	(445)	(181)	(13,736)	(24,067)	(990)	(336)	(6,843)	(1,819)

MORTALITY GUARANTEE ADJUSTMENT	-	-	-	-	-	-	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	964,803	471,665	351,328	(235,954)	(1,770,932)	(4,060,905)	(156,744)	1,464,284	193,662

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,351,634)	(45,557)	37,132	(17,271,719)	(22,992,449)	(3,771,771)	(1,334,855)	(4,289,384)	(534,802)

NET ASSETS:

BEGINNING OF PERIOD 2008	32,450,933	1,124,122	458,348	35,624,380	53,191,841	3,771,771	3,457,609	13,153,447	1,619,101

END OF PERIOD	$20,099,299	$1,078,565	$495,480	$18,352,661	$30,199,392	$-	$2,122,754	$8,864,063	$1,084,299

See accompanying notes to the financial statements.

2009 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2008

				DREYFUS		FIDELITY	FIDELITY		FIDELITY
			DREYFUS	SMALL CAP STOCK	FIDELITY	VIP GROWTH	VIP HIGH	FIDELITY	VIP INVESTMENT
	DELAWARE VIP	DELAWARE VIP	MIDCAP STOCK	INDEX	VIP GROWTH	& INCOME	INCOME	VIP INDEX 500	GRADE BOND
	REIT SERIES	TREND SERIES	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO

OPERATIONS

INVESTMENT INCOME	$-	$-	$6,110	$-	$285,932	$191,048	$581,051	$1,172,987	$896,301

CAPITAL GAIN DISTRIBUTION	-	154,990	121,488	-	-	1,922,593	-	616,142	18,070

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(3,485)	(18,353)	(56,150)	(253)	60,599	16,437	(188,319)	(6,135)	(329,884)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(112,236)	(629,342)	(455,564)	(11,831)	(27,274,126)	(11,448,039)	(2,152,528)	(27,013,751)	(1,378,793)

MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(1,551)	(9,543)	(9,428)	(209)	(524,367)	(210,189)	(76,167)	(665,769)	(257,557)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(117,272)	(502,248)	(393,544)	(12,293)	(27,451,962)	(9,528,150)	(1,835,963)	(25,896,526)	(1,051,863)

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	115,179	182,014	113,439	19,723	6,242,747	2,629,607	961,983	6,853,517	2,724,366

SALES AND ADMINISTRATIVE EXPENSES (NOTE 3)	(4)	(15)	(4)	(1)	(459)	(661)	(32)	(574)	(325)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	115,175	181,999	113,435	19,722	6,242,288	2,628,946	961,951	6,852,943	2,724,041

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	126,030	(31,051)	(18,910)	2,303	(410,509)	(515,190)	(379,406)	(2,214,595)	(768,011)

TRANSFERS FROM (TO) OTHER DIVISIONS	280,735	48,642	(27,365)	54,076	1,295,899	520,503	(265,813)	360,499	(52,188)

PAYMENTS TO CONTRACT OWNERS	(10,733)	(36,231)	(24,223)	(6,478)	(2,503,590)	(939,863)	(333,231)	(2,933,033)	(2,186,406)

ANNUAL MAINTENANCE CHARGE (NOTE 3)	(150)	(125)	(398)	(50)	(74,217)	(33,650)	(9,825)	(92,941)	(43,917)

SURRENDER CHARGES (NOTE 3)	(1)	(299)	(542)	(19)	(19,584)	(12,269)	(6,074)	(30,246)	(16,659)

MORTALITY GUARANTEE ADJUSTMENT	-	-	-	-	-	-	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	511,056	162,935	41,997	69,554	4,530,287	1,648,477	(32,398)	1,942,627	(343,140)

TOTAL INCREASE (DECREASE) IN NET ASSETS	393,784	(339,313)	(351,547)	57,261	(22,921,675)	(7,879,673)	(1,868,361)	(23,953,899)	(1,395,003)

NET ASSETS:

BEGINNING OF PERIOD	-	957,218	934,702	-	54,450,862	21,426,892	7,090,158	67,681,810	22,685,058

END OF PERIOD	$393,784	$617,905	$583,155	$57,261	$31,529,187	$13,547,219	$5,221,797	$43,727,911	$21,290,055

See accompanying notes to the financial statements.

2009 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2008

			GOLDMAN SACHS		LORD ABBETT
			VIT STRUCTURED	J.P. MORGAN	SERIES FUND	NEUBERGER		RAINIER	ROYCE
	FIDELITY	FIDELITY	SMALL CAP	U.S. LARGE CAP	GROWTH	BERMAN	PUTNAM	SMALL/MID	CAPITAL FUND
	VIP MID CAP	VIP OVERSEAS	EQUITY	CORE EQUITY	OPPORTUNITIES	GENESIS	VT VISTA	CAP EQUITY	SMALL-CAP
	PORTFOLIO	PORTFOLIO	FUND	PORTFOLIO	PORTFOLIO	FUND	FUND	PORTFOLIO	PORTFOLIO

OPERATIONS

INVESTMENT INCOME	$113,452	$953,510	$11,763	$242,856	$-	$-	$-	$-	$46,304

CAPITAL GAIN DISTRIBUTION	7,633,237	4,014,459	2,968	-	23,862	1,557,046	-	3,182	595,274

NET REALIZED GAIN (LOSS) ON INVESTMENTS	739,182	195,984	(151,780)	75,313	12,580	856,519	134,592	354,014	(16,652)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(30,249,735)	(24,523,551)	(487,796)	(7,477,005)	(775,037)	(15,494,639)	(3,366,195)	(13,585,712)	(2,674,694)

MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(536,593)	(402,922)	(18,954)	(209,853)	(18,566)	(414,334)	(68,235)	(249,179)	(76,374)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(22,300,457)	(19,762,520)	(643,799)	(7,368,689)	(757,161)	(13,495,408)	(3,299,838)	(13,477,695)	(2,126,142)

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	4,921,609	5,899,434	290,197	2,039,842	206,208	4,073,533	581,536	2,832,802	1,323,344

SALES AND ADMINISTRATIVE EXPENSES (NOTE 3)	(728)	(753)	(13)	(259)	(29)	(319)	(46)	(217)	(120)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	4,920,881	5,898,681	290,184	2,039,583	206,179	4,073,214	581,490	2,832,585	1,323,224

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	(2,533,701)	(158,271)	(5,534)	(794,873)	(72,707)	(1,658,763)	(260,268)	(658,070)	(73,342)

TRANSFERS FROM (TO) OTHER DIVISIONS	1,389,306	2,585,804	(70,121)	(404,768)	(63,327)	2,175,821	(66,489)	663,053	442,943

PAYMENTS TO CONTRACT OWNERS	(2,231,106)	(1,620,613)	(40,949)	(821,630)	(69,881)	(1,836,105)	(274,963)	(894,646)	(347,941)

ANNUAL MAINTENANCE CHARGE (NOTE 3)	(36,013)	(38,054)	(950)	(30,103)	(934)	(51,648)	(1,890)	(12,929)	(6,782)

SURRENDER CHARGES (NOTE 3)	(15,519)	(16,164)	(1,343)	(9,202)	(940)	(11,840)	(1,903)	(7,356)	(8,278)

MORTALITY GUARANTEE ADJUSTMENT	-	(631)	-	-	-	-	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	1,493,848	6,650,752	171,287	(20,993)	(1,610)	2,690,679	(24,023)	1,922,637	1,329,824

TOTAL INCREASE (DECREASE) IN NET ASSETS	(20,806,609)	(13,111,768)	(472,512)	(7,389,682)	(758,771)	(10,804,729)	(3,323,861)	(11,555,058)	(796,318)

NET ASSETS:

BEGINNING OF PERIOD	54,814,885	40,037,736	1,775,739	21,246,458	1,963,083	38,220,839	7,286,550	26,285,585	6,569,001

END OF PERIOD	$34,008,276	$26,925,968	$1,303,227	$13,856,776	$1,204,312	$27,416,110	$3,962,689	$14,730,527	$5,772,683

See accompanying notes to the financial statements.

2009 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

DECEMBER 31, 2008

	T. ROWE	T. ROWE	T. ROWE	T. ROWE			DOW JONES	DOW JONES	WILSHIRE
	PRICE	PRICE	PRICE	PRICE	WELLS FARGO	WELLS FARGO	WILSHIRE	WILSHIRE	LARGE CO.
	EQUITY	SMALL-CAP	SMALL-CAP	PRIME	ADVANTAGE VT	ADVANTAGE VT	5000 INDEX	5000 INDEX	GROWTH
	INCOME	STOCK FUND	VALUE FUND	RESERVES	DISCOVERY	OPPORTUNITY	PORTFOLIO	PORTFOLIO	PORTFOLIO
	PORTFOLIO VIP II	ADVISOR CLASS	ADVISOR CLASS	PORTFOLIO	FUND	FUND	INSTITUTIONAL	INVESTMENT	INSTITUTIONAL

OPERATIONS

INVESTMENT INCOME	$81,002	$-	$99,431	$131,274	$-	$153,773	$239,961	$184,632	$-

CAPITAL GAIN DISTRIBUTION	90,778	328,544	838,065	-	-	1,815,048	-	-	258,528

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(105,897)	154,751	456,874	(2)	192,020	(103,908)	(32,073)	129,391	(823,376)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,605,946)	(5,496,800)	(6,418,707)	(1)	(6,147,937)	(5,527,309)	(7,727,705)	(6,402,237)	(9,308,086)

MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(39,129)	(151,906)	(189,998)	(60,008)	(127,445)	(94,828)	(205,699)	(158,824)	(229,444)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,579,192)	(5,165,411)	(5,214,335)	71,263	(6,083,362)	(3,757,224)	(7,725,516)	(6,247,038)	(10,102,378)

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	1,151,101	1,103,034	1,200,470	560,917	1,561,736	523,267	1,145,081	1,967,219	1,443,256

SALES AND ADMINISTRATIVE EXPENSES (NOTE 3)	(21)	(176)	(220)	(103)	(104)	(85)	(158)	(263)	(376)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	1,151,080	1,102,858	1,200,250	560,814	1,561,632	523,182	1,144,923	1,966,956	1,442,880

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	332,969	(700,224)	(1,185,747)	1,184,186	(391,989)	(455,263)	(777,945)	(480,123)	(1,201,229)

TRANSFERS FROM (TO) OTHER DIVISIONS	744,802	(430,940)	(599,936)	4,689,714	893,552	(186,851)	139,332	(194,750)	(215,621)

PAYMENTS TO CONTRACT OWNERS	(92,422)	(821,579)	(1,018,993)	(2,285,740)	(705,759)	(565,846)	(1,231,989)	(489,566)	(943,081)

ANNUAL MAINTENANCE CHARGE (NOTE 3)	(7,425)	(4,826)	(13,399)	(7,876)	(8,177)	(4,242)	(6,853)	(32,049)	(9,139)

SURRENDER CHARGES (NOTE 3)	(1,644)	(4,184)	(3,120)	(4,255)	(1,999)	(652)	-	(5,962)	-

MORTALITY GUARANTEE ADJUSTMENT	-	-	-	-	(1,421)	-	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	2,127,360	(858,895)	(1,620,945)	4,136,843	1,345,839	(689,672)	(732,532)	764,506	(926,190)

TOTAL INCREASE (DECREASE) IN NET ASSETS	548,168	(6,024,306)	(6,835,280)	4,208,106	(4,737,523)	(4,446,896)	(8,458,048)	(5,482,532)	(11,028,568)

NET ASSETS:

BEGINNING OF PERIOD	2,936,882	15,759,746	18,864,742	2,402,593	12,494,002	9,823,452	21,181,287	16,176,323	24,536,908

END OF PERIOD	$3,485,050	$9,735,440	$12,029,462	$6,610,699	$7,756,479	$5,376,556	$12,723,239	$10,693,791	$13,508,340

See accompanying notes to the financial statements.

2009 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

DECEMBER 31, 2008

	WILSHIRE	WILSHIRE	WILSHIRE
	LARGE CO.	LARGE CO.	SMALL CO.	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE
	GROWTH	VALUE	GROWTH	SMALL CO. VALUE	VIT 2010	VIT 2010	VIT 2010	VIT 2015	VIT 2025
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	AGGRESSIVE	CONSERVATIVE	MODERATE	MODERATE	MODERATE
	INVESTMENT	INVESTMENT	INVESTMENT	INVESTMENT	FUND	FUND	FUND	FUND	FUND

OPERATIONS

INVESTMENT INCOME	$-	$410,635	$-	$35,632	$37,195	$37,370	$80,295	$263,159	$227,506

CAPITAL GAIN DISTRIBUTION	242,093	823	121,005	610	30,741	24,203	46,455	178,185	178,955

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(3,555)	(802,861)	(3,650)	(191,433)	(371,152)	(279,272)	(731,683)	(129,158)	(36,968)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(8,838,151)	(13,359,198)	(1,508,504)	(1,236,817)	(3,404)	(6,630)	(25,350)	(2,769,373)	(3,169,872)

MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(192,322)	(310,448)	(34,033)	(42,727)	(10,119)	(13,374)	(26,087)	(110,230)	(97,100)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(8,791,935)	(14,061,049)	(1,425,182)	(1,434,735)	(316,739)	(237,703)	(656,370)	(2,567,417)	(2,897,479)

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	2,242,772	3,630,335	282,652	501,970	226,636	263,123	464,759	3,206,898	4,189,411

SALES AND ADMINISTRATIVE EXPENSES (NOTE 3)	(291)	(518)	(32)	(125)	-	(7)	(130)	(177)	(2,296)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	2,242,481	3,629,817	282,620	501,845	226,636	263,116	464,629	3,206,721	4,187,115

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	(389,807)	(493,543)	(107,458)	(229,198)	(132,688)	(24,327)	(202,496)	527,905	556,274

TRANSFERS FROM (TO) OTHER DIVISIONS	(138,797)	(49,269)	(74,774)	(264,002)	(798,402)	(997,715)	(1,824,015)	4,559,688	510,995

PAYMENTS TO CONTRACT OWNERS	(724,429)	(1,482,672)	(142,507)	(252,583)	(11,866)	(24,281)	(127,969)	(402,519)	(96,239)

ANNUAL MAINTENANCE CHARGE (NOTE 3)	(30,528)	(19,748)	(1,004)	(1,946)	(1,559)	(1,400)	(2,019)	(10,850)	(21,917)

SURRENDER CHARGES (NOTE 3)	(8,572)	(9,795)	(770)	(976)	(149)	(879)	(973)	(11,914)	(3,564)

MORTALITY GUARANTEE ADJUSTMENT	-	-	-	(630)	-	-	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	950,348	1,574,790	(43,893)	(247,490)	(718,028)	(785,486)	(1,692,843)	7,869,031	5,132,664

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,841,587)	(12,486,259)	(1,469,075)	(1,682,225)	(1,034,767)	(1,023,189)	(2,349,213)	5,301,614	2,235,185

NET ASSETS:

BEGINNING OF PERIOD	20,209,885	32,590,114	3,633,486	4,556,977	1,034,767	1,023,189	2,349,213	8,137,963	6,600,942

END OF PERIOD	$12,368,298	$20,103,855	$2,164,411	$2,874,752	$-	$-	$-	$13,439,577	$8,836,127

See accompanying notes to the financial statements.

2009 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

DECEMBER 31, 2008

	WILSHIRE	WILSHIRE				WILSHIRE VIT	WILSHIRE VIT	WILSHIRE VIT	WILSHIRE VIT
	VIT 2035	VIT 2045	WILSHIRE	WILSHIRE	WILSHIRE	INTERNATIONAL	SHORT TERM	SMALL CAP	SOCIALLY
	MODERATE	MODERATE	VIT BALANCED	VIT EQUITY	VIT INCOME	EQUITY	INVESTMENT	GROWTH	RESPONSIBLE
	FUND	FUND	FUND	FUND	FUND	FUND	FUND	FUND	FUND

OPERATIONS

INVESTMENT INCOME	$116,671	$59,722	$12,203,994	$1,815,706	$1,324,961	$587,376	$223,373	$-	$842,409

CAPITAL GAIN DISTRIBUTION	110,387	77,817	11,559,488	461,412	572,461	-	2,367	-	3,659,677

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(60,821)	(1,124,956)	(133,809)	(5,613,678)	(292,611)	798,665	(196,902)	(1,172,370)	(97,887)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,803,964)	9,998	(82,041,255)	(100,674,532)	(3,123,365)	(22,267,448)	34,841	(21,340,331)	(34,416,184)

MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(50,068)	(20,308)	(2,279,395)	(2,473,421)	(274,107)	(457,514)	(33,488)	(436,004)	(726,737)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,687,795)	(997,727)	(60,690,977)	(106,484,513)	(1,792,661)	(21,338,921)	30,191	(22,948,705)	(30,738,722)

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	2,896,318	1,380,411	7,577,803	9,050,940	2,228,327	3,315,959	250,643	2,710,431	4,091,871

SALES AND ADMINISTRATIVE EXPENSES (NOTE 3)	(226)	(47)	(1,732)	(1,722)	(339)	(403)	(360)	(514)	(738)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	2,896,092	1,380,364	7,576,071	9,049,218	2,227,988	3,315,556	250,283	2,709,917	4,091,133

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	381,160	2,958	(15,088,379)	(12,725,975)	(1,315,534)	(1,592,502)	436,386	(1,882,107)	(4,489,228)

TRANSFERS FROM (TO) OTHER DIVISIONS	2,036,477	(1,794,835)	(2,278,842)	(4,004,794)	2,798,633	(569,970)	(2,727,653)	(844,128)	(2,168,669)

PAYMENTS TO CONTRACT OWNERS	(94,757)	(114,656)	(14,459,212)	(14,175,295)	(1,826,618)	(2,282,773)	(1,074,826)	(2,235,613)	(3,663,560)

ANNUAL MAINTENANCE CHARGE (NOTE 3)	(27,399)	(17,365)	(116,122)	(147,395)	(30,083)	(30,410)	(4,115)	(19,905)	(49,219)

SURRENDER CHARGES (NOTE 3)	(5,968)	(6,038)	(14,430)	(4,570)	(7,131)	(5,243)	(2,242)	(1,767)	(7,051)

MORTALITY GUARANTEE ADJUSTMENT	-	-	(13,021)	16,876	(928)	-	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	5,185,605	(549,572)	(24,393,935)	(21,991,935)	1,846,327	(1,165,342)	(3,122,167)	(2,273,603)	(6,286,594)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,497,810	(1,547,299)	(85,084,912)	(128,476,448)	53,666	(22,504,263)	(3,091,976)	(25,222,308)	(37,025,316)

NET ASSETS:

BEGINNING OF PERIOD	3,206,872	1,547,299	235,692,276	276,466,303	24,614,241	49,341,657	3,091,976	50,521,792	79,517,966

END OF PERIOD	$6,704,682	$-	$150,607,364	$147,989,855	$24,667,907	$26,837,394	$-	$25,299,484	$42,492,650

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2009 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements

December 31, 2009 and 2008

1. NATURE OF SEPARATE ACCOUNT – Horace Mann Life Insurance Company — Separate Account (“the Separate Account”), a unit investment trust registered under the Investment Company Act of 1940, was established by Horace Mann Life Insurance Company (HMLIC) to fund variable annuity contracts. All assets are invested in shares of AllianceBernstein VPS Large Cap Growth Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Small Cap Growth Portfolio, Ariel Fund, Ariel Appreciation Fund, Credit Suisse Trust U.S. Equity Flex I Portfolio, Davis Value Portfolio, Delaware VIP Growth Opportunities Series, Delaware VIP REIT Series, Delaware VIP Trend Series, Dreyfus Mid Cap Stock Portfolio, Dreyfus Small Cap Stock Index Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Growth & Income Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Index 500 Portfolio, Fidelity VIP Investment Grade Bond Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Overseas Portfolio, Goldman Sachs VIT Structured Small Cap Equity Fund, J.P. Morgan Insurance Trust U.S. Equity Portfolio, Lord Abbett Series Fund Growth Opportunities Portfolio, Neuberger Berman Genesis Fund, Putnam VT Vista Fund, Rainier Small/Mid Cap Equity Portfolio, Royce Capital Fund Small Cap Portfolio, T. Rowe Price Equity Income Portfolio VIP II, T. Rowe Price Small-Cap Stock Fund Advisor Class, T. Rowe Price Small-Cap Value Fund Advisor Class, T. Rowe Price Prime Reserve Portfolio, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Opportunity Fund, Wilshire 5000 Index Portfolio-Institutional, Wilshire 5000 Index Portfolio Investment, Wilshire Large Co. Growth Portfolio-Institutional, Wilshire Large Co. Growth Portfolio-Investment, Wilshire Large Co. Value Portfolio-Investment, Wilshire Small Co. Growth Portfolio-Investment, Wilshire Small Co. Value Portfolio-Investment, Wilshire VIT 2015 ETF Fund, Wilshire VIT 2025 ETF Fund, Wilshire VIT 2035 ETF Fund, Wilshire VIT Balanced Fund, Wilshire VIT Equity Fund, Wilshire VIT Income Fund, Wilshire VIT International Equity Fund, Wilshire VIT Small Cap Growth Fund, and Wilshire VIT Socially Responsible Fund. The funds collectively are referred to as “Funds.”

Effective April 25, 2009 J.P. Morgan U.S. Large Cap Core Equity Portfolio was closed and assets were transferred to J.P. Morgan Insurance Trust U.S. Equity Portfolio. Effective April 30, 2008 Cohen & Steers VIF Realty Fund, Inc. was closed and assets were transferred to T. Rowe VIP Prime Reserves Portfolio. Effective December 19, 2008 the Wilshire VIT 2010 Aggressive Fund, Wilshire VIT 2010 Conservative Fund, and Wilshire VIT 2010 Moderate Fund were closed and assets were transferred into the Wilshire VIT 2015 Moderate Fund. The Wilshire VIT 2045 Moderate Fund was closed and assets were transferred to the Wilshire VIT 2035 Moderate Fund. Wilshire VIT Short-Term Investment Fund was closed and assets were transferred to Wilshire VIT Income Fund.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC’s other assets and liabilities. The portion of the Separate Accounts assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business HMLIC may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES – Effective January 1, 2008, the Separate Account adopted FASB ASC Topic 820, “Fair Value Measurements and Disclosures,” a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. When the inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement in its entirety.

The carrying amount of the assets approximate fair value. The fair value of the financial assets were measured using the accumulated unit value method (Level 2 inputs — inputs that are observable or can be corroborated by observable market data for the assets). Transactions are recorded on a trade date basis. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains (losses) from securities transactions are determined for financial reporting purposes on the first-in-first-out basis.

The Investment income of the Separate Account is included in the tax return of HMLIC; however, no tax accrues on income attributable to tax-deferred annuities which comprise the majority of the Account contracts. Income attributable to non tax-deferred annuities is not significant.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

3. EXPENSES AND RELATED PARTY TRANSACTIONS – Certain specified amounts, as described in the annuity contracts, are paid to HMLIC to cover death benefits, surrender charges, and maintenance charges.

For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Accounts. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% expense risk; these may vary from time to time): however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. Optional guaranteed minimum death benefit riders can be elected at time of issue at an additional annual charge not to exceed .40% of net assets. The fees are computed on a daily basis.

An annual contract maintenance charge of $25 is deducted from each contract unless the contract value equals or exceeds $10,000 to reimburse HMLIC for expenses incurred in administering the contract. When taken, the contract maintenance charge is assessed on the contract anniversary date. This charge may be reduced or eliminated on certain individual contracts and on some group plans. The annual maintenance charge is paid through a redemption of units and is deducted from the subaccount containing the greatest dollar amount or from the fixed portion of the contract when none of the variable subaccount(s) have any value. Charges for the annual maintenance charge cease on the maturity date. No annual maintenance charge is taken, in whole or in part, in the event of a complete surrender unless the surrender occurs on the contract anniversary date. If multiple deferred annuity contracts or certificates are held, the values of all such contracts/certificates will be combined to determine whether the $10,000 value has been met. If multiple contracts are issued to accommodate multiple sources of funds, only one maintenance charge will be deducted.

In certain circumstances in the event of a contract being surrendered or withdrawn from the subaccount, surrender charges are assessed by HMLIC and withheld from the proceeds of the withdrawals on the basis of the amount surrendered or withdrawn from the subaccount(s).

HMLIC contributed $215,154 and $281,070 in the form of bonus credits to the contract owner accounts for the year ended December 31, 2009 and 2008, respectively. These amounts are included in gross stipulated payments received on annuity contracts and are credited at the time the related purchase payment from the contract owner is received.

For the Year Ended December 31, 2009

4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES – During the year ended December 31, 2009 purchases and proceeds from sales of fund shares were as follows:

ACCOUNT DIVISION
	ALLIANCE	ALLIANCE				CREDIT
	BERNSTEIN	BERNSTEIN	ALLIANCE			SUISSE
	VPS LARGE	VPS SMALL/MID	BERNSTEIN			TRUST		DELAWARE
	CAP	CAP	VPS SMALL		ARIEL	U.S. EQUITY	DAVIS	VIP GROWTH
	GROWTH	VALUE	CAP GROWTH	ARIEL	APPRECIATION	FLEX I	VALUE	OPPORTUNITIES
	PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	FUND	PORTFOLIO	PORTFOLIO	SERIES

Purchases	$3,810,023	$694,507	$401,216	$3,987,759	$3,889,098	$210,042	$2,459,978	$387,450

Sales	$3,594,389	$559,506	$228,497	$4,632,257	$7,184,275	$344,396	$1,698,872	$354,971

HORACE MANN LIFE INSURANCE COMPANY	2009 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2009 and 2008

4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES

				DREYFUS
				SMALL		FIDELITY	FIDELITY
		DELAWARE VIP	DREYFUS	CAP STOCK	FIDELITY	VIP GROWTH &	VIP HIGH	FIDELITY
	DELAWARE VIP	TREND SERIES	MIDCAP STOCK	INDEX	VIP GROWTH	INCOME	INCOME	VIP INDEX 500
	REIT SERIES	SERIES	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO

Purchases	$1,078,632	$377,271	$98,615	$431,684	$7,060,981	$3,467,333	$2,055,494	$10,577,592

Sales	$362,279	$303,228	$264,135	$162,994	$5,275,484	$2,543,341	$1,813,876	$7,616,596

				GOLDMAN			LORD
				SACHS VIT			ABBETT
				STRUCTURED	J.P. MORGAN	J.P. MORGAN	SERIES FUND	NEUBERGER
	FIDELITY VIP	FIDELITY	FIDELITY	SMALL CAP	INSURANCE TRUST	U.S. LARGE CAP	GROWTH	BERMAN
	INVESTMENT GRADE	VIP MID CAP	VIP OVERSEAS	EQUITY	US EQUITY	CORE EQUITY	OPPORTUNITIES	GENESIS
	BOND PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND

Purchases	$6,829,987	$6,811,863	$7,825,841	$292,897	$14,462,406	$935,763	$148,230	$5,469,749

Sales	$5,603,424	$6,286,316	$5,299,179	$338,405	$1,302,428	$17,973,032	$293,934	$4,784,497

		RAINIER	ROYCE CAPITAL		T. ROWE PRICE	T. ROWE PRICE	T. ROWE PRICE	WELLS FARGO
	PUTNAM	SMALL/MID CAP	FUND	T. ROWE PRICE	SMALL-CAP	SMALL-CAP	VIP PRIME	ADVANTAGE VT
	VT VISTA	EQUITY	SMALL CAP	EQUITY INCOME	STOCK FUND	VALUE FUND	RESERVE	DISCOVERY
	FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO VIP II	ADVISOR CLASS	ADVISOR CLASS	PORTFOLIO	FUND

Purchases	$619,866	$2,979,560	$2,298,731	$2,358,652	$796,953	$994,726	$4,775,191	$1,484,654

Sales	$703,324	$2,645,156	$1,578,735	$1,177,860	$1,606,411	$1,458,246	$5,980,279	$1,269,065

	WELLS FARGO	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE
	ADVANTAGE VT	5000 INDEX	5000 INDEX	LARGE CO. GROWTH	LARGE CO. GROWTH	LARGE CO. VALUE	SMALL CO. GROWTH	SMALL CO. VALUE
	OPPORTUNITY	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
	FUND	INSTITUTIONAL	INVESTMENT	INSTITUTIONAL	INVESTMENT	INVESTMENT	INVESTMENT	INVESTMENT

Purchases	$387,204	$1,513,758	$2,761,969	$1,207,807	$2,215,479	$4,066,683	$247,231	$633,950

Sales	$1,186,855	$2,208,157	$1,619,066	$3,113,611	$2,341,616	$4,486,695	$433,753	$653,990

	WILSHIRE	WILSHIRE	WILSHIRE						WILSHIRE VIT
	VIT 2015	VIT 2025	VIT 2035	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE VIT	WILSHIRE VIT	SOCIALLY
	ETF	ETF	ETF	VIT BALANCED	VIT EQUITY	VIT INCOME	INTERNATIONAL	SMALL CAP	RESPONSIBLE
	FUND	FUND	FUND	FUND	FUND	FUND	EQUITY FUND	GROWTH FUND	FUND

Purchases	$5,047,455	$5,333,740	$5,709,326	$11,813,139	$9,466,607	$4,133,052	$3,767,035	$2,103,708	$4,453,463

Sales	$2,432,111	$1,973,635	$1,164,809	$26,965,372	$27,898,922	$6,383,972	$3,858,277	$4,651,028	$7,542,393

5.	CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

ACCOUNT DIVISION
	ALLIANCE
	BERNSTEIN	ALLIANCE	ALLIANCE			CREDIT SUISSE TRUST		DELAWARE
	VPS LARGE CAP	BERNSTEIN	BERNSTEIN		ARIEL	U.S. EQUITY	DAVIS	VIP GROWTH
	GROWTH	VPS SMALL/MID CAP	VPS SMALL CAP	ARIEL	APPRECIATION	FLEX I	VALUE	OPPORTUNITIES
	PORTFOLIO	VALUE PORTFOLIO	GROWTH PORTFOLIO	FUND	FUND	PORTFOLIO	PORTFOLIO	SERIES

Account units outstanding at 01/01/2008	1,123,762	58,225	30,754	620,459	1,020,690	190,279	897,456	80,377
Consideration received	153,040	20,008	17,752	81,762	120,729	15,947	138,940	14,576
Net transfers	(45,510)	13,019	14,304	(38,116)	(91,587)	(16,274)	58,861	729
Payments to contract owners	(61,073)	(3,317)	(949)	(38,954)	(60,298)	(9,195)	(70,167)	(3,788)

Account units outstanding at 12/31/2008	1,170,219	87,935	61,861	625,151	989,534	180,757	1,025,090	91,894
Consideration received	143,511	18,851	22,323	78,122	95,095	14,205	148,719	12,712
Net transfers	(42,926)	6,015	13,934	(26,229)	(81,563)	(9,374)	10,600	1,354
Payments to contract owners	(63,326)	(2,858)	(7,170)	(38,073)	(57,107)	(11,567)	(68,800)	(5,058)
Account units outstanding

at 12/31/2009	1,207,478	109,943	90,948	638,971	945,959	174,021	1,115,609	100,902

HORACE MANN LIFE INSURANCE COMPANY	2009 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2009 and 2008

5.	CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

ACCOUNT DIVISION
				DREYFUS		FIDELITY	FIDELITY		FIDELITY
	DELAWARE	DELAWARE	DREYFUS	SMALL CAP	FIDELITY	VIP GROWTH	VIP HIGH	FIDELITY	VIP INVESTMENT
	VIP REIT	VIP TREND	MID CAP STOCK	STOCK INDEX	VIP GROWTH	& INCOME	INCOME	VIP INDEX 500	GRADE BOND
	SERIES	SERIES	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO

Account units outstanding at 01/01/2008	-	26,150	45,534	-	1,224,469	1,149,149	649,206	406,630	1,371,145
Consideration received	111,207	6,688	6,677	10,681	184,499	178,759	96,036	50,239	167,548
Net transfers	(45,132)	626	(2,489)	(4,128)	25,490	2,110	(63,252)	(12,052)	(52,120)
Payments to contract owners	(6,211)	(1,303)	(1,453)	(983)	(72,732)	(64,525)	(34,516)	(21,853)	(137,438)

Account units outstanding at 12/31/2008	59,864	32,161	48,269	5,570	1,361,726	1,265,493	647,474	422,964	1,349,135
Consideration received	82,400	6,877	5,799	8,530	197,815	186,376	90,925	52,956	130,028
Net transfers	53,757	3,483	(5,010)	15,682	(16,155)	3,114	(32,364)	(12,187)	(14,770)
Payments to contract owners	(2,825)	(1,875)	(2,638)	(254)	(70,172)	(82,974)	(45,191)	(22,383)	(130,574)
Account units outstanding

at 12/31/2009	193,196	40,646	46,420	29,528	1,473,214	1,372,009	660,844	441,350	1,333,819

ACCOUNT DIVISION
						LORD ABBETT
			GOLDMAN SACHS	J.P. MORGAN	J.P. MORGAN	SERIES FUND	NEUBERGER		RAINIER	ROYCE CAPITAL
	FIDELITY	FIDELITY	VIT STRUCTURED	U.S. LARGE CAP	INSURANCE TRUST	GROWTH	BERMAN	PUTNAM	SMALL/MID CAP	FUND
	VIP MID CAP	VIP OVERSEAS	SMALL CAP	CORE EQUITY	U.S. EQUITY	OPPORTUNITIES	GENESIS	VT VISTA	EQUITY	SMALL CAP
	PORTFOLIO	PORTFOLIO	EQUITY FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	FUND	PORTFOLIO	PORTFOLIO

Account units outstanding at 12/31/2008	1,288,059	1,316,538	123,701	1,388,436	-	112,504	947,140	454,660	476,394	589,192

Consideration received	142,956	254,211	24,380	160,189	-	14,557	114,945	46,785	68,249	129,468

Net transfers	(28,582)	98,426	(5,393)	(93,029)	-	(9,128)	14,925	(21,105)	3,876	37,277

Payments to contract owners	(63,428)	(70,112)	(3,531)	(67,666)	-	(4,822)	(51,004)	(20,902)	(20,883)	(36,511)

Account units outstanding at 12/31/2008	1,339,005	1,599,063	139,157	1,387,930	-	113,111	1,026,006	459,438	527,636	719,426

Consideration received	139,422	272,592	22,040	56,617	74,463	10,848	131,606	45,825	67,708	131,679

Net transfers	(38,398)	(15,614)	(6,427)	(1,414,849)	1,248,281	(11,407)	(36,933)	(24,352)	(17,665)	33,746

Payments to contract owners	(83,655)	(107,883)	(6,563)	(29,698)	(53,859)	(7,502)	(54,622)	(27,215)	(27,814)	(48,438)

Account units outstanding

at 12/31/2009	1,356,374	1,748,158	148,207	-	1,268,885	105,050	1,066,057	453,696	549,865	836,413

ACCOUNT DIVISION
		T.ROWE PRICE	T.ROWE PRICE	T.ROWE PRICE	WELLS FARGO	WELLS FARGO	WILSHIRE	WILSHIRE	WILSHIRE
	T. ROWE PRICE	SMALL-CAP	SMALL-CAP	PRIME	ADVANTAGE VT	ADVANTAGE VT	5000 INDEX	5000 INDEX	LARGE CO. GROWTH
	EQUITY INCOME	STOCK FUND	VALUE FUND	RESERVE	DISCOVERY	OPPORTUNITY	PORTFOLIO	PORTFOLIO	PORTFOLIO
	PORTFOLIO VIP II	ADVISOR CLASS	ADVISOR CLASS	PORTFOLIO	FUND	FUND	INSTITUTIONAL	INVESTMENT	INSTITUTIONAL

Account units outstanding at 01/01/2008	113,415	380,181	381,701	2,264,268	642,016	263,486	1,705,468	1,331,795	607,657

Consideration received	53,467	31,898	27,331	524,322	101,331	17,005	111,764	199,743	45,563

Net transfers	51,445	(31,222)	(39,846)	5,493,346	28,145	(19,392)	(56,503)	(60,818)	(42,319)

Payments to contract owners	(4,732)	(23,540)	(23,486)	(2,144,329)	(46,910)	(17,508)	(116,382)	(53,151)	(30,242)

Account units outstanding at 12/31/2008	213,595	357,317	345,700	6,137,607	724,582	243,591	1,644,347	1,417,569	580,659

Consideration received	74,718	23,354	21,511	698,816	86,347	13,172	104,578	238,246	36,799

Net transfers	32,336	(20,064)	(15,487)	1,447,676	(16,332)	(13,385)	(59,707)	(40,607)	(30,051)

Payments to contract owners	(16,173)	(20,327)	(18,454)	(3,227,160)	(44,066)	(15,800)	(96,630)	(58,306)	(39,146)

Account units outstanding

at 12/31/2009	304,476	340,280	333,270	5,056,939	750,531	227,578	1,592,588	1,556,902	548,261

HORACE MANN LIFE INSURANCE COMPANY	2009 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2009 and 2008

5.	CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

ACCOUNT DIVISION
	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE
	LARGE CO. GROWTH	LARGE CO. VALUE	SMALL CO. GROWTH	SMALL CO. VALUE	VIT 2010	VIT 2010	VIT 2010	VIT 2015	VIT 2025
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	AGGRESSIVE	CONSERVATIVE	MODERATE	EFT	ETF
	INVESTMENT	INVESTMENT	INVESTMENT	INVESTMENT	FUND	FUND	FUND	FUND	FUND

Account units outstanding at 01/01/2008	515,171	1,105,511	148,779	165,283	95,761	95,950	218,596	751,392	607,485
Consideration received	72,504	158,087	14,616	22,889	24,152	26,641	48,006	338,952	441,978
Net transfers	(14,830)	(19,691)	(8,742)	(19,436)	(118,245)	(119,829)	(253,610)	614,215	110,239
Payments to contract owners	(23,980)	(63,270)	(6,946)	(10,958)	(1,668)	(2,762)	(12,992)	(44,558)	(13,317)

Account units outstanding at 12/31/2008	548,865	1,180,637	147,707	157,778	-	-	-	1,660,001	1,146,385
Consideration received	70,364	150,302	13,286	23,825	-	-	-	389,792	522,052
Net transfers	(19,455)	(29,123)	(5,783)	(2,977)	-	-	-	17,079	(37,407)
Payments to contract owners	(34,186)	(68,071)	(9,155)	(9,615)	-	-	-	(102,389)	(45,778)
Account units outstanding

at 12/31/2009	565,588	1,233,745	146,055	169,011	-	-	-	1,964,483	1,585,252

ACCOUNT DIVISION
	WILSHIRE	WILSHIRE					WILSHIRE VIT	WILSHIRE VIT	WILSHIRE VIT
	VIT 2035	VIT 2045	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE VIT	SHORT-TERM	SMALL CAP	SOCIALLY
	ETF	MODERATE	VIT BALANCED	VIT EQUITY	VIT INCOME	INTERNATIONAL	INVESTMENT	GROWTH	RESPONSIBLE
	FUND	FUND	FUND	FUND	FUND	EQUITY FUND	FUND	FUND	FUND

Account units outstanding at 01/01/2008	295,010	142,910	10,268,824	10,542,711	1,368,964	2,960,188	261,371	3,354,709	4,026,385
Consideration received	330,164	160,734	391,367	438,477	130,851	258,466	21,102	245,244	259,908
Net transfers	324,872	(285,327)	(872,101)	(773,872)	93,665	(153,346)	(191,448)	(229,961)	(399,730)
Payments to contract owners	(15,417)	(18,317)	(721,337)	(660,229)	(108,736)	(169,561)	(91,025)	(197,124)	(233,807)

Account units outstanding at 12/31/2008	934,629	-	9,066,753	9,547,087	1,484,744	2,895,747	-	3,172,868	3,652,756
Consideration received	642,997	-	300,949	390,104	103,308	247,661	-	216,672	257,852
Net transfers	51,794	-	(508,271)	(484,480)	(112,878)	(105,682)	-	(132,097)	(191,620)
Payments to contract owners	(65,476)	-	(538,986)	(530,448)	(137,714)	(154,526)	-	(168,125)	(201,840)
Account units outstanding

at 12/31/2009	1,563,944	-	8,320,445	8,922,263	1,337,460	2,883,200	-	3,089,318	3,517,148

HORACE MANN LIFE INSURANCE COMPANY	2009 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2009 and 2008

6.	FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2009

				Expense as a	Investment
			Net	% of Average	Income	Total
Account Division	Units	Value	Assets	Net Assets *	Ratio ***	Return **

AllianceBernstein VPS Large Cap Growth Portfolio	1,207,478	23.25 to 26.67	28,112,747	0.00% to 1.65%	0.00%	40.29% to 35.03%
AllianceBernstein VPS Small/Mid Cap Value Portfolio	109,943	17.00 to 17.45	1,901,846	0.95% to 1.65%	0.78%	41.41% to 40.50%
AllianceBernstein VPS Small Cap Growth Portfolio	90,948	11.01 to 11.31	1,017,795	0.95% to 1.65%	0.00%	40.15% to 39.19%
Ariel Fund	638,971	43.15 to 55.15	30,301,619	0.00% to 1.65%	0.02%	71.27% to 60.95%
Ariel Appreciation Fund	945,959	46.43 to 56.86	46,507,541	0.00% to 1.65%	0.14%	69.28% to 60.49%
Credit Suisse Trust U.S. Equity Flex I Portfolio	174,021	14.46 to 16.51	2,518,458	0.00% to 1.25%	1.09%	26.80% to 23.17%
Davis Value Portfolio	1,115,609	11.18 to 13.02	12,509,779	0.00% to 1.65%	0.91%	35.20% to 29.08%
Delaware VIP Growth Opportunities Series	100,902	16.89 to 17.17	1,707,546	0.95% to 1.65%	0.00%	43.80% to 42.94%
Delaware VIP REIT Series	193,196	7.95 to 8.05	1,548,727	0.95% to 1.65%	2.73%	22.15% to 21.19%
Delaware VIP Trend Series	40,646	29.25 to 29.71	1,191,178	0.95% to 1.65%	0.00%	53.07% to 52.06%
Dreyfus Mid Cap Stock Portfolio	46,420	16.14 to 16.41	750,223	0.95% to 1.25%	0.93%	34.18% to 33.72%
Dreyfus Small Cap Stock Index Portfolio	29,528	12.57 to 12.74	375,227	0.95% to 1.65%	1.14%	23.93% to 22.87%
Fidelity VIP Growth Portfolio	1,473,214	28.50 to 34.33	43,147,049	0.00% to 1.65%	0.20%	27.81% to 26.05%
Fidelity VIP Growth & Income Portfolio	1,372,009	12.33 to 15.05	18,441,760	0.00% to 1.65%	0.87%	27.00% to 25.05%
Fidelity VIP High Income Portfolio	660,844	6.99 to 12.99	7,539,601	0.00% to 1.65%	8.35%	44.49% to 41.21%
Fidelity VIP Index 500 Portfolio	441,350	125.59 to 144.85	56,980,649	0.00% to 1.65%	2.29%	26.31% to 24.42%
Fidelity VIP Investment Grade Bond Portfolio	1,333,819	13.72 to 20.18	24,017,162	0.00% to 1.65%	8.32%	15.51% to 13.76%
Fidelity VIP Mid Cap Portfolio	1,356,374	31.42 to 39.30	47,599,598	0.00% to 1.65%	0.46%	39.76% to 37.63%
Fidelity VIP Overseas Portfolio	1,748,158	14.92 to 24.56	36,731,205	0.00% to 1.65%	1.95%	32.19% to 24.40%
Goldman Sachs VIT Structured Small Cap Equity Fund	148,207	10.36 to 12.02	1,752,577	0.95% to 1.65%	1.18%	26.53% to 25.73%
J.P. Morgan Insurance Trust U.S. Equity Portfolio	1,268,885	13.82 to 13.93	17,532,576	0.00% to 1.25%	0.00%	35.11% to 34.04%[1]
Lord Abbett Series Fund Growth Opportunities Portfolio	105,050	15.30 to 15.55	1,609,514	0.95% to 1.25%	0.00%	44.25% to 43.93%
Neuberger Berman Genesis Fund	1,066,057	29.31 to 37.67	35,450,501	0.00% to 1.65%	0.00%	27.39% to 23.98%
Putnam VT Vista Fund	453,696	10.86 to 13.84	5,367,132	0.00% to 1.65%	0.00%	39.66% to 36.60%
Rainier Small/Mid Cap Equity Portfolio	549,865	28.87 to 40.72	19,696,547	0.00% to 1.65%	0.00%	31.87% to 27.86%
Royce Capital Fund Small Cap Portfolio	836,413	10.14 to 10.89	8,973,156	0.95% to 1.65%	0.00%	34.11% to 33.25%
T. Rowe Price Equity Income Portfolio VIP II	304,476	19.90 to 20.39	6,153,514	0.95% to 1.65%	1.65%	24.18% to 23.37%
T. Rowe Price Small-Cap Stock Fund Advisor Class	340,280	37.18 to 42.36	12,662,814	0.00% to 1.25%	0.00%	40.40% to 36.59%
T. Rowe Price Small-Cap Value Fund Advisor Class	333,270	43.53 to 49.53	14,516,826	0.00% to 1.25%	0.81%	28.42% to 25.19%
T. Rowe Price Prime Reserve Portfolio	5,056,939	1.05 to 1.08	5,405,611	0.95% to 1.65%	0.41%	0.00% to (0.94)%
Wells Fargo Advantage VT Discovery Fund	750,531	14.80 to 15.70	11,146,144	0.00% to 1.65%	0.00%	40.30% to 38.19%
Wells Fargo Advantage VT Opportunity Fund	227,578	32.22 to 36.91	7,335,515	0.00% to 1.25%	0.00%	51.15% to 46.06%
Wilshire 5000 Index Portfolio Institutional	1,592,588	9.72 to 11.19	15,483,897	0.00% to 1.25%	1.70%	29.51% to 25.58%
Wilshire 5000 Index Portfolio Investment	1,556,902	9.44 to 10.93	14,473,733	0.00% to 1.65%	1.55%	30.43% to 25.16%
Wilshire Large Co. Growth Portfolio Institutional	548,261	30.83 to 34.23	16,905,295	0.00% to 1.25%	0.32%	34.82% to 32.55%
Wilshire Large Co. Growth Portfolio Investment	565,588	29.69 to 33.90	16,833,893	0.00% to 1.65%	0.00%	35.76% to 31.63%
Wilshire Large Co. Value Portfolio Investment	1,233,745	17.38 to 25.08	26,675,709	0.00% to 1.65%	0.84%	33.26% to 26.58%
Wilshire Small Co. Growth Portfolio Investment	146,055	18.81 to 21.83	2,759,010	0.00% to 1.25%	0.00%	31.59% to 28.92%
Wilshire Small Co. Value Portfolio Investment	169,011	13.32 to 25.40	3,737,353	0.00% to 1.65%	0.88%	24.88% to 20.93%
Wilshire VIT 2015 ETF Fund	1,964,483	9.48 to 9.72	18,926,449	0.95% to 1.65%	3.43%	19.26% to 18.50%
Wilshire VIT 2025 ETF Fund	1,585,252	9.04 to 9.26	14,547,287	0.95% to 1.65%	2.35%	19.33% to 18.64%
Wilshire VIT 2035 ETF Fund	1,563,944	8.45 to 8.66	13,407,056	0.95% to 1.65%	1.31%	19.94% to 19.01%
Wilshire VIT Balanced Fund	8,320,445	14.71 to 21.77	161,237,285	0.00% to 1.65%	3.29%	18.06% to 16.24%
Wilshire VIT Equity Fund	8,922,263	16.52 to 21.20	168,977,639	0.00% to 1.65%	1.20%	23.57% to 21.71%
Wilshire VIT Income Fund	1,337,460	11.49 to 21.07	24,835,001	0.00% to 1.65%	4.60%	13.95% to 11.47%
Wilshire VIT International Equity Fund	2,883,200	11.99 to 13.46	34,611,537	0.00% to 1.65%	1.79%	31.06% to 28.98%
Wilshire VIT Small Cap Fund	3,089,318	10.13 to 11.38	31,301,781	0.00% to 1.65%	0.00%	28.59% to 26.65%
Wilshire VIT Socially Responsible Fund	3,517,148	12.98 to 15.67	49,150,119	0.00% to 1.65%	1.71%	21.57% to 19.74%

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the fair value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

***	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

[1]	This fund became effective April 25, 2009 and the calculation reflects an eight month return.

HORACE MANN LIFE INSURANCE COMPANY	2009 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2009 and 2008

6.	FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2008

				Expense as a	Investment
			Net	% of Average	Income	Total
Account Division	Units	Value	Assets	Net Assets *	Ratio ***	Return **

AllianceBernstein VPS Large Cap Growth Portfolio	1,170,219	17.15 to 19.01	20,099,299	0.00% to 1.65%	0.00%	(39.82%) to (40.74)%
AllianceBernstein VPS Small/Mid Cap Value Portfolio	87,935	12.10 to 12.34	1,078,565	0.95% to 1.65%	0.44%	(36.33%) to (36.72)%
AllianceBernstein VPS Small Cap Growth Portfolio	61,861	7.91 to 8.07	495,480	0.95% to 1.65%	0.00%	(46.13%) to (46.48)%
Ariel Fund	625,151	26.81 to 32.20	18,352,661	0.00% to 1.65%	1.07%	(48.31%) to (49.05)%
Ariel Appreciation Fund	989,534	28.93 to 33.59	30,199,392	0.00% to 1.65%	0.61%	(40.58%) to (41.65)%
Credit Suisse Trust Small Cap Growth Portfolio	180,757	11.74 to 13.02	2,122,754	0.00% to 1.25%	0.09%	(34.57%) to (35.35)%
Davis Value Portfolio	1,025,090	8.62 to 9.63	8,864,063	0.00% to 1.65%	1.19%	(40.30%) to (41.26)%
Delaware VIP Growth Opportunities Series	91,894	11.78 to 11.97	1,084,299	0.95% to 1.65%	0.00%	(41.24%) to (41.64)%
Delaware VIP REIT Series	59,864	6.56 to 6.59	393,784	0.95% to 1.65%	0.00%	(39.32%) to (39.59%)[1]
Delaware VIP Trend Series	32,161	19.16 to 19.47	617,905	0.95% to 1.65%	0.00%	(47.38%) to (47.68)%
Dreyfus Midcap Stock Portfolio Service Class	48,269	12.07 to 12.23	583,155	0.95% to 1.25%	0.81%	(41.00%) to (41.12)%
Dreyfus Small Cap Stock Index Portfolio	5,570	10.22 to 10.28	57,261	0.95% to 1.65%	0.00%	(29.88%) to (30.29%)[2]
Fidelity VIP Growth Portfolio	1,361,726	22.61 to 26.86	31,529,187	0.00% to 1.65%	0.67%	(47.31%) to (48.13)%
Fidelity VIP Growth & Income Portfolio	1,265,493	9.86 to 11.85	13,547,219	0.00% to 1.65%	1.09%	(41.88% to (42.77)%
Fidelity VIP High Income Portfolio	647,474	4.95 to 8.99	5,221,797	0.00% to 1.65%	9.44%	(25.15%) to (26.30)%
Fidelity VIP Index 500 Portfolio	422,964	100.94 to 114.68	43,727,911	0.00% to 1.65%	2.11%	(37.16%) to (38.13)%
Fidelity VIP Investment Grade Bond Portfolio	1,349,135	12.06 to 17.47	21,290,055	0.00% to 1.65%	4.08%	(3.48%) to (4.96)%
Fidelity VIP Mid Cap Portfolio	1,339,005	22.83 to 28.12	34,008,276	0.00% to 1.65%	0.26%	(39.59%) to (40.53)%
Fidelity VIP Overseas Portfolio	1,599,063	12.07 to 18.58	26,925,968	0.00% to 1.65%	2.85%	(43.96%) to (44.85)%
Goldman Sachs VIT Structured Small Cap Equity Fund	139,157	8.24 to 9.50	1,303,227	0.95% to 1.65%	0.76%	(34.62%) to (35.04)%
J.P. Morgan U.S. Large Cap Core Equity Portfolio	1,387,930	9.97 to 11.05	13,856,776	0.00% to 1.25%	1.38%	(33.95%) to (34.75)%
Lord Abbett Series Fund Growth Opportunities Portfolio	113,111	10.63 to 10.78	1,204,312	0.95% to 1.25%	0.00%	(38.78%) to (38.98)%
Neuberger Berman Genesis Fund	1,026,006	23.64 to 29.57	27,416,110	0.00% to 1.65%	0.00%	(33.02%) to (34.04)%
Putnam VT Vista Fund	459,438	7.95 to 9.91	3,962,689	0.00% to 1.65%	0.00%	(45.52)% to (46.39)%
Rainier Small/Mid Cap Equity Portfolio	527,636	22.58 to 30.88	14,730,527	0.00% to 1.65%	0.00%	(48.81%) to (49.60)%
Royce Capital Fund Small-Cap Portfolio	719,426	7.61 to 8.12	5,772,683	0.95% to 1.65%	0.75%	(27.89%) to (28.34)%
T. Rowe Price Equity Income Portfolio VIP II	213,595	16.13 to 16.42	3,485,050	0.95% to 1.65%	2.52%	(36.75%) to (37.26)%
T. Rowe Price Small-Cap Stock Fund Advisor Class	357,317	27.22 to 30.17	9,735,440	0.00% to 1.25%	0.00%	(33.46%) to (34.28)%
T. Rowe Price Small-Cap Value Fund Advisor Class	345,700	34.77 to 38.57	12,029,462	0.00% to 1.25%	0.64%	(28.73%) to (29.57)%
T. Rowe Price VIP Prime Reserves Portfolio	6,137,607	1.06 to 1.08	6,610,699	0.95% to 1.65%	2.91%	1.90% to 0.95%
Wells Fargo Advantage VT Discovery Fund	724,582	10.69 to 11.19	7,756,479	0.00% to 1.65%	0.00%	(44.36%) to (45.22)%
Wells Fargo Advantage VT Opportunity Fund	243,591	22.06 to 24.42	5,376,556	0.00% to 1.25%	2.02%	(40.10%) to (40.81)%
Dow Jones Wilshire 5000 Index Portfolio Institutional	1,644,347	7.74 to 8.64	12,723,239	0.00% to 1.25%	1.42%	(37.03%0 to (37.68)%
Dow Jones Wilshire 5000 Index Portfolio Investment	1,417,569	7.52 to 8.38	10,693,791	0.00% to 1.65%	1.37%	(37.09%) to (38.12)%
Wilshire Large Co. Growth Portfolio Institutional	580,659	23.26 to 25.39	13,508,340	0.00% to 1.25%	0.00%	(41.81%) to (42.40)%
Wilshire Large Co. Growth Portfolio Investment	548,865	22.48 to 24.97	12,368,298	0.00% to 1.65%	0.00%	(41.90%) to (42.76)%
Wilshire Large Co. Value Portfolio Investment	1,180,637	13.73 to 18.82	20,103,855	0.00% to 1.65%	1.56%	(41.55%) to (42.48)%
Wilshire Small Co. Growth Portfolio Investment	147,707	14.59 to 16.59	2,164,411	0.00% to 1.25%	0.00%	(39.21%) to (39.96)%
Wilshire Small Co. Value Portfolio Investment	157,778	10.93 to 20.34	2,874,752	0.00% to 1.65%	0.96%	(32.78%) to (33.83)%
Wilshire VIT 2015 Moderate Fund	1,660,001	8.00 to 8.15	13,439,577	0.95% to 1.65%	2.44%	(25.09%) to (25.58)%
Wilshire VIT 2025 Moderate Fund	1,146,385	7.62 to 7.76	8,836,127	0.95% to 1.65%	2.95%	(28.87%) to (29.31)%
Wilshire VIT 2035 Moderate Fund	934,629	7.10 to 7.22	6,704,682	0.95% to 1.65%	2.35%	(33.82%) to (34.20)%
Wilshire VIT Balanced Fund	9,066,753	12.87 to 18.44	150,607,364	0.00% to 1.65%	6.32%	(26.68%) to (27.80)%
Wilshire VIT Equity Fund	9,547,087	13.52 to 17.16	147,989,855	0.00% to 1.65%	0.86%	(40.18%) to (41.12)%
Wilshire VIT Income Fund	1,484,744	10.64 to 18.49	24,667,907	0.00% to 1.65%	5.38%	(6.36%) to (7.82)%
Wilshire VIT International Equity Fund	2,895,747	9.26 to 10.27	26,837,394	0.00% to 1.65%	1.54%	(43.70%) to (44.63)%
Wilshire VIT Small Cap Fund	3,172,868	7.97 to 8.85	25,299,484	0.00% to 1.65%	0.00%	(46.43%) to (47.25)%
Wilshire VIT Socially Responsible Fund	3,652,756	10.84 to 12.89	42,492,650	0.00% to 1.65%	1.38%	(40.41%) to (41.34%)

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the fair value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

***	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

[1]	This fund became effective June 1, 2008 and the calculation reflects a seven month return.

[2]	This fund became effective May 1, 2008 and the calculation reflects an eight month return.

HORACE MANN LIFE INSURANCE COMPANY	2009 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2009 and 2008

6.	FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2007

				Expense as a	Investment
			Net	% of Average	Income	Total
Account Division	Units	Value	Assets	Net Assets *	Ratio ***	Return **

AllianceBernstein VPS Large Cap Growth Portfolio	1,123,762	29.09 to 31.59	32,450,933	0.00% to 1.65%	0.00%	13.59% to 11.76%
AllianceBernstein VPS Small/Mid Cap Value Portfolio	58,225	19.12 to 19.38	1,124,122	0.95% to 1.65%	0.84%	0.57% to (0.16)%
AllianceBernstein VPS Small Cap Growth Portfolio	30,754	14.78 to 14.98	458,348	0.95% to 1.65%	0.00%	12.63% to 11.80%
Ariel Fund	620,459	52.62 to 62.29	35,624,380	0.00% to 1.65%	0.32%	(1.70%) to (3.29)%
Ariel Appreciation Fund	1,020,690	49.58 to 56.53	53,191,841	0.00% to 1.65%	0.53%	(1.38%) to (2.99)%
Cohen & Steers VIF Reality Fund, Inc.	299,339	11.93 to 12.64	3,771,771	0.95% to 1.65%	1.29%	(20.25%) to (20.68)%
Credit Suisse Trust Small Cap Growth Portfolio	190,279	18.16 to 19.90	3,457,609	0.00% to 1.25%	0.00%	(0.85%) to (2.05)%
Davis Value Portfolio	897,456	14.62 to 16.13	13,153,447	0.00% to 1.65%	1.23%	4.54% to 2.89%
Delaware VIP Growth Opportunities Service Class	80,377	20.10 to 20.47	1,619,101	0.95% to 1.65%	0.00%	11.65% to 10.88%
Delaware VIP Trend Series Service Class	26,150	36.50 to 37.15	957,218	0.95% to 1.65%	0.00%	9.40% to 8.72%
Dreyfus Midcap Stock Portfolio Service Class	45,534	20.50 to 20.73	934,702	0.95% to 1.25%	0.31%	0.44% to 0.10%
Fidelity VIP Growth Portfolio	1,224,469	43.59 to 50.98	54,450,862	0.00% to 1.65%	0.37%	32.69% to 24.65%
Fidelity VIP Growth & Income Portfolio	1,149,149	17.23 to 20.39	21,426,892	0.00% to 1.65%	1.41%	11.85% to 10.03%
Fidelity VIP High Income Portfolio	649,206	6.71 to 12.01	7,090,158	0.00% to 1.65%	9.39%	2.47% to 0.90%
Fidelity VIP Index 500 Portfolio	406,630	163.16 to 182.49	67,681,810	0.00% to 1.65%	3.28%	5.18% to 3.52%
Fidelity VIP Investment Grade Bond Portfolio	1,371,145	12.69 to 18.10	22,685,058	0.00% to 1.65%	3.94%	4.08% to 2.34%
Fidelity VIP Mid Cap Portfolio	1,288,059	38.39 to 46.55	54,814,885	0.00% to 1.65%	0.50%	15.34% to 13.48%
Fidelity VIP Overseas Portfolio	1,316,538	25.12 to 33.28	40,037,736	0.00% to 1.65%	3.01%	17.05% to 15.15%
Goldman Sachs VIT Structured Small Cap Equity Fund	123,701	12.68 to 14.53	1,775,739	0.95% to 1.65%	0.43%	(17.26%) to (17.82)%
J.P. Morgan U.S. Large Cap Core Equity Portfolio	1,388,436	15.28 to 16.73	21,246,458	0.00% to 1.25%	1.11%	1.58% to 0.39%
Lord Abbett Series Fund Growth Opportunities Portfolio	112,504	17.42 to 17.61	1,963,083	0.95% to 1.25%	0.00%	20.12% to 19.81%
Neuberger Berman Genesis Fund	947,140	35.84 to 44.15	38,220,839	0.00% to 1.65%	0.22%	21.49% to 19.55%
Putnam VT Vista Fund	454,660	14.83 to 18.19	7,286,550	0.00% to 1.65%	0.00%	7.70% to 2.20%
Rainier Small/Mid Cap Equity Portfolio	476,394	44.80 to 60.32	26,285,585	0.00% to 1.65%	0.00%	21.42% to 19.53%
Royce Capital Fund Small-Cap Portfolio	589,192	10.62 to 11.26	6,569,001	0.95% to 1.65%	0.06%	(3.01%) to (3.72)%
T. Rowe Price Equity Income Portfolio VIP II	113,415	25.71 to 25.96	2,936,882	0.95% to 1.65%	1.89%	2.04% to 1.34%
T. Rowe Price Small-Cap Stock Fund Advisor Class	380,181	41.42 to 45.34	15,759,746	0.00% to 1.25%	0.00%	(2.05%) to (3.18)%
T. Rowe Price Small-Cap Value Fund Advisor Class	381,701	49.37 to 54.12	18,864,742	0.00% to 1.25%	0.40%	(0.20%) to (1.56)%
T. Rowe Price VIP Prime Reserves Portfolio	2,264,268	1.05 to 1.06	2,402,593	0.95% to 1.65%	4.86%	3.92% to 2.94%
Wells Fargo Advantage VT Discovery Fund	642,016	19.45 to 20.11	12,494,002	0.00% to 1.65%	0.00%	22.32% to 20.31%
Wells Fargo Advantage VT Opportunity Fund	263,486	37.27 to 40.77	9,823,452	0.00% to 1.25%	0.63%	6.78% to 5.31%
Dow Jones Wilshire 5000 Index Portfolio Institutional	1,705,468	12.42 to 13.72	21,181,287	0.00% to 1.25%	1.67%	5.78% to 3.67%
Dow Jones Wilshire 5000 Index Portfolio Investment	1,331,795	12.10 to 13.32	16,176,323	0.00% to 1.65%	1.47%	4.80% to 3.09%
Wilshire Target Large Co. Growth Portfolio Institutional	607,657	40.38 to 43.63	24,536,908	0.00% to 1.25%	0.00%	15.73% to 15.15%
Wilshire Target Large Co. Growth Portfolio Investment	515,171	39.13 to 42.98	20,209,885	0.00% to 1.65%	0.00%	16.38% to 14.49%
Wilshire Target Large Co. Value Portfolio Investment	1,105,511	23.87 to 32.20	32,590,114	0.00% to 1.65%	1.03%	(1.98%) to (3.59)%
Wilshire Target Small Co. Growth Portfolio Investment	148,779	24.30 to 27.29	3,633,486	0.00% to 1.25%	0.00%	8.38% to 7.10%
Wilshire Target Small Co. Value Portfolio Investment	165,283	16.49 to 30.26	4,556,977	0.00% to 1.65%	0.63%	(3.45%) to (5.05)%
Wilshire VIT 2010 Aggressive Fund	95,761	10.73 to 10.81	1,034,767	0.95% to 1.65%	0.06%	3.44% to 2.98%
Wilshire VIT 2010 Conservative Fund	95,950	10.60 to 10.72	1,023,189	0.95% to 1.65%	1.54%	3.18% to 2.51%
Wilshire VIT 2010 Moderate Fund	218,596	10.66 to 10.78	2,349,213	0.95% to 1.65%	0.33%	3.65% to 3.00%
Wilshire VIT 2015 Moderate Fund	751,392	10.75 to 10.88	8,137,963	0.95% to 1.65%	0.70%	3.92% to 3.17%
Wilshire VIT 2025 Moderate Fund	607,485	10.78 to 10.91	6,600,942	0.95% to 1.65%	0.50%	3.61% to 2.86%
Wilshire VIT 2035 Moderate Fund	295,010	10.79 to 10.91	3,206,872	0.95% to 1.65%	0.06%	3.90% to 3.15%
Wilshire VIT 2045 Moderate Fund	142,910	10.75 to 10.87	1,547,299	0.95% to 1.65%	0.00%	3.33% to 2.67%
Wilshire VIT Balanced Fund – HM Shares	10,268,824	20.75 to 25.16	235,692,276	0.00% to 1.65%	0.00%	3.08% to 1.41%
Wilshire VIT Equity Fund – HM Shares	10,542,711	22.97 to 28.69	276,466,303	0.00% to 1.65%	0.56%	2.21% to 0.62%
Wilshire VIT Income Fund – HM Shares	1,368,964	12.30 to 19.75	24,614,241	0.00% to 1.65%	4.35%	4.33% to 2.59%
Wilshire VIT International Equity Fund – HM Shares	2,960,188	16.66 to 18.24	49,341,657	0.00% to 1.65%	0.91%	8.57% to 6.99%
Wilshire VIT Short-Term Investment Fund – HM Shares	261,371	11.08 to 12.96	3,091,976	0.00% to 1.65%	3.49%	4.94% to 1.24%
Wilshire VIT Small Cap Fund – HM Shares	3,354,709	15.06 to 16.52	50,521,792	0.00% to 1.65%	0.00%	14.01% to 12.05%
Wilshire VIT Socially Responsible Fund – HM Shares	4,026,385	18.48 to 21.63	79,517,966	0.00% to 1.65%	1.16%	(2.66%) to (4.20%)

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the fair value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

***	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

HORACE MANN LIFE INSURANCE COMPANY	2009 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2009 and 2008

6.	FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2006

				Expense as a	Investment
			Net	% of Average	Income	Total
Account Division	Units	Value	Assets	Net Assets *	Ratio ***	Return **

AllianceBernstein VPS Large Cap Growth Portfolio	1,097,550	25.71 to 27.81	28,240,479	0.00% to 1.65%	0.00%	(0.64%) to (1.87)%
AllianceBernstein VPS Small/Mid Cap Value Portfolio	15,417	19.15 to 19.27	296,669	0.95% to 1.65%	0.01%	6.75% to 5.78%+
AllianceBernstein VPS Small Cap Growth Portfolio	5,910	13.21 to 13.30	78,364	0.95% to 1.65%	0.00%	(7.50%) to (8.46)%+
Ariel Fund	608,764	54.41 to 63.37	36,001,178	0.00% to 1.65%	0.00%	10.36% to 8.99%
Ariel Appreciation Fund	1,013,931	51.11 to 57.32	54,252,282	0.00% to 1.65%	0.05%	10.93% to 9.60%
Cohen & Steers VIF Reality Fund, Inc.	114,737	15.79 to 15.85	1,816,917	0.95% to 1.65%	4.65%	34.45% to 33.75%+
Credit Suisse Trust Small Cap Growth Portfolio	206,652	18.54 to 20.07	3,833,857	0.00% to 1.25%	0.00%	4.75% to 3.46%
Davis Value Portfolio	824,648	14.15 to 15.43	11,692,769	0.00% to 1.65%	0.82%	15.06% to 13.65%
Delaware VIP Growth Opportunities Service Class	65,145	18.06 to 18.43	1,178,415	0.95% to 1.65%	0.00%	5.08% to 4.76%
Delaware VIP Trend Series Service Class	18,746	33.45 to 34.16	628,750	0.95% to 1.65%	0.00%	6.34% to 5.99%
Dreyfus Midcap Stock Portfolio Service Class	45,145	20.48 to 20.64	925,177	0.95% to 1.25%	0.18%	6.67% to 6.39%
Fidelity VIP Growth Portfolio	1,145,122	34.97 to 38.42	40,681,206	0.00% to 1.65%	0.16%	6.57% to 5.28%
Fidelity VIP Growth & Income Portfolio	1,069,015	15.66 to 18.23	18,040,574	0.00% to 1.65%	0.63%	12.88% to 11.44%
Fidelity VIP High Income Portfolio	489,090	6.65 to 11.72	5,282,044	0.00% to 1.65%	8.65%	11.09% to 9.63%
Fidelity VIP Index 500 Portfolio	378,781	157.61 to 173.50	60,678,398	0.00% to 1.65%	1.39%	15.44% to 14.02%
Fidelity VIP Investment Grade Bond Portfolio	1,269,944	12.40 to 17.39	20,434,646	0.00% to 1.65%	3.63%	4.13% to 2.88%
Fidelity VIP Mid Cap Portfolio	1,252,753	33.81 to 40.36	46,799,282	0.00% to 1.65%	0.17%	12.42% to 11.01%
Fidelity VIP Overseas Portfolio	1,084,179	23.43 to 28.43	28,518,659	0.00% to 1.65%	0.61%	17.77% to 16.34%
Goldman Sachs VIT Structured Small Cap Equity Fund	97,870	15.43 to 17.56	1,702,618	0.95% to 1.65%	0.84%	11.21% to 10.88%
J.P. Morgan U.S. Large Cap Core Equity Portfolio	1,392,087	15.22 to 16.47	21,216,057	0.00% to 1.25%	0.97%	16.56% to 15.13%
Lord Abbett Series Fund Growth Opportunities Portfolio	112,517	14.54 to 14.66	1,638,244	0.95% to 1.25%	0.00%	6.85% to 6.52%
Neuberger Berman Genesis Fund	902,579	29.98 to 36.34	30,348,198	0.00% to 1.65%	0.64%	7.01% to 5.66%
Putnam VT Vista Fund	459,239	14.51 to 16.89	7,177,824	0.00% to 1.65%	0.00%	5.43% to 4.14%
Rainier Small/Mid Cap Equity Portfolio	429,530	37.48 to 49.68	19,752,842	0.00% to 1.65%	0.00%	14.68% to 13.27%
Royce Capital Fund Small-Cap Portfolio	437,927	11.03 to 11.61	5,050,249	0.95% to 1.65%	0.08%	14.50% to 14.17%
T. Rowe Price Equity Income Portfolio VIP II	23,175	25.37 to 25.44	589,463	0.95% to 1.65%	1.67%	15.05% to 14.60%+
T. Rowe Price Small-Cap Stock Fund Advisor Class	393,280	42.78 to 46.29	16,837,675	0.00% to 1.25%	0.00%	12.52% to 11.12%
T. Rowe Price Small-Cap Value Fund Advisor Class	411,647	50.15 to 54.23	20,662,673	0.00% to 1.25%	0.49%	16.02% to 14.60%
T. Rowe Price VIP Prime Reserves Portfolio	957,241	1.02 to 1.02	980,180	0.95% to 1.65%	6.88%	3.00% to 3.00%+
Wells Fargo Advantage VT Discovery Fund	598,291	16.10 to 16.44	9,634,293	0.00% to 1.65%	0.00%	14.64% to 13.30%
Wells Fargo Advantage VT Opportunity Fund	284,629	35.39 to 38.18	10,075,310	0.00% to 1.25%	0.00%	12.23% to 10.84%
Dow Jones Wilshire 5000 Index Portfolio Institutional	1,785,898	11.98 to 12.97	21,395,085	0.00% to 1.25%	1.17%	14.68% to 13.23%
Dow Jones Wilshire 5000 Index Portfolio Investment	1,212,494	11.70 to 12.71	14,231,118	0.00% to 1.65%	0.95%	14.40% to 13.15%
Wilshire Target Large Co. Growth Portfolio Institutional	652,993	35.00 to 37.89	22,855,092	0.00% to 1.25%	0.00%	5.34% to 4.04%
Wilshire Target Large Co. Growth Portfolio Investment	476,657	34.06 to 36.93	16,269,078	0.00% to 1.65%	0.00%	4.94% to 3.65%
Wilshire Target Large Co. Value Portfolio Investment	1,010,296	24.76 to 32.85	30,775,024	0.00% to 1.65%	0.86%	18.51% to 17.05%
Wilshire Target Small Co. Growth Portfolio Investment	156,600	22.69 to 25.18	3,570,913	0.00% to 1.25%	0.00%	11.07% to 9.77%
Wilshire Target Small Co. Value Portfolio Investment	156,773	18.77 to 31.34	4,540,828	0.00% to 1.65%	0.18%	19.64% to 18.17%
Wilshire VIT 2010 Aggressive Fund	14,781	10.42 to 10.47	154,543	0.95% to 1.65%	0.00%	7.52% to 6.77%+
Wilshire VIT 2010 Conservative Fund	43,658	10.34 to 10.39	452,608	0.95% to 1.65%	0.00%	6.01% to 5.26%+
Wilshire VIT 2010 Moderate Fund	29,326	10.35 to 10.40	304,662	0.95% to 1.65%	0.00%	6.31% to 5.56%+
Wilshire VIT 2015 Moderate Fund	185,103	10.42 to 10.47	1,935,046	0.95% to 1.65%	0.00%	7.36% to 6.46%+
Wilshire VIT 2025 Moderate Fund	130,407	10.48 to 10.53	1,371,803	0.95% to 1.65%	0.00%	8.43% to 7.67%+
Wilshire VIT 2035 Moderate Fund	30,894	10.46 to 10.50	323,882	0.95% to 1.65%	0.00%	8.13% to 7.38%+
Wilshire VIT 2045 Moderate Fund	27,488	10.47 to 10.52	288,884	0.95% to 1.65%	0.00%	8.43% to 7.68%+
Wilshire VIT Balanced Fund – HM Shares	11,192,957	20.13 to 24.40	252,323,998	0.00% to 1.65%	3.39%	11.59% to 10.22%
Wilshire VIT Equity Fund – HM Shares	11,536,345	25.24 to 28.07	299,817,043	0.00% to 1.65%	0.91%	16.96% to 15.50%
Wilshire VIT Income Fund – HM Shares	1,392,269	12.36 to 18.93	24,325,701	0.00% to 1.65%	4.10%	4.01% to 2.70%
Wilshire VIT International Equity Fund – HM Shares	2,973,151	15.51 to 16.80	46,152,212	0.00% to 1.65%	0.77%	23.80% to 22.22%
Wilshire VIT Short-Term Investment Fund – HM Shares	263,769	10.73 to 12.35	3,013,273	0.00% to 1.65%	3.88%	5.20% to 3.92%
Wilshire VIT Small Cap Fund – HM Shares	3,626,620	13.38 to 14.60	48,546,140	0.00% to 1.65%	0.00%	11.29% to 9.94%
Wilshire VIT Socially Responsible Fund – HM Shares	4,202,774	19.29 to 22.22	86,307,411	0.00% to 1.65%	1.18%	20.56% to 19.01%

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the fair value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

***	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

+	These funds became available May 1, 2006 and the calculation reflects an eight month return.

HORACE MANN LIFE INSURANCE COMPANY	2009 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2009 and 2008

6.	FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2005

				Expense as a	Investment
		Unit	Net	% of Average	Income	Total
Account Division	Units	Value	Assets	Net Assets *	Ratio ***	Return **

AllianceBernstein Large Growth Portfolio	939,736	26.20 to 27.99	24,631,711	0.00% to 1.25%	0.00%	14.85% to 13.42%
Ariel Fund	575,997	54.19 to 57.42	31,246,811	0.00% to 1.25%	0.32%	0.94% to (0.33)%
Ariel Appreciation Fund	960,327	48.77 to 51.67	46,884,762	0.00% to 1.25%	0.31%	2.92% to 1.64%
Credit Suisse Trust Small Cap Growth Portfolio	231,016	17.92 to 19.16	4,141,603	0.00% to 1.25%	0.00%	(2.68%) to (3.90)%
Davis Value Portfolio	715,147	12.45 to 13.41	8,923,632	0.00% to 1.25%	1.06%	9.44% to 8.09%
Delaware VIP Growth Opportunities Service Class	31,967	17.24 to 17.32	551,397	0.95% to 1.25%	0.00%	10.17% to 9.82%
Delaware VIP Trend Series Service Class	12,090	31.56 to 31.71	382,003	0.95% to 1.25%	0.00%	4.62% to 4.31%
Dreyfus Midcap Stock Portfolio Service Shares	34,024	19.25 to 19.35	655,376	0.95% to 1.25%	0.26%	7.91% to 7.59%
Fidelity VIP Growth Portfolio	1,089,993	33.72 to 36.05	36,781,835	0.00% to 1.25%	0.25%	5.49% to 4.19%
Fidelity VIP Growth & Income Portfolio	900,219	15.12 to 16.15	13,629,896	0.00% to 1.25%	1.20%	7.40% to 6.06%
Fidelity VIP High Income Portfolio	375,022	9.87 to 10.55	3,712,402	0.00% to 1.25%	14.65%	2.33% to 1.04%
Fidelity VIP Index 500 Portfolio	334,313	138.47 to 150.30	46,968,476	0.00% to 1.25%	1.45%	4.55% to 3.26%
Fidelity VIP Investment Grade Bond Portfolio	1,157,690	15.62 to 16.70	18,114,564	0.00% to 1.25%	3.28%	1.91% to 0.63%
Fidelity VIP Mid Cap Portfolio	1,126,756	33.61 to 35.90	37,911,433	0.00% to 1.25%	0.00%	18.02% to 16.56%
Fidelity VIP Overseas Portfolio	835,516	22.58 to 24.14	18,891,099	0.00% to 1.25%	0.42%	18.78% to 17.31%
Goldman Sachs VIT Core Small Cap Equity Fund	61,281	15.72 to 15.79	963,337	0.95% to 1.25%	0.36%	5.07% to 4.76%
J.P. Morgan U.S. Disciplined Equity Portfolio	1,345,469	13.22 to 14.13	17,808,996	0.00% to 1.25%	1.20%	1.35% to 0.09%
Lord Abbett Series Fund Growth Opportunities	82,433	13.65 to 13.72	1,125,612	0.95% to 1.25%	0.00%	3.64% to 3.33%
Neuberger Berman Genesis Fund	799,007	31.80 to 33.96	25,426,518	0.00% to 1.25%	0.00%	15.96% to 14.56%
Putnam VT Vista Fund	469,180	14.99 to 16.02	7,039,902	0.00% to 1.25%	0.00%	12.15% to 10.76%
Rainier Small/Mid Cap Equity Portfolio	369,897	40.54 to 43.32	15,017,827	0.00% to 1.25%	0.00%	17.58% to 16.08%
Royce Capital Fund Small Cap Portfolio	279,287	10.09 to 10.14	2,820,851	0.95% to 1.25%	0.00%	7.49% to 7.22%
T. Rowe Price Small-Cap Stock Fund Advisor Class	405,684	38.50 to 41.14	15,627,646	0.00% to 1.25%	0.00%	8.23% to 6.89%
T. Rowe Price Small-Cap Value Fund Advisor Class	431,791	43.76 to 46.74	18,911,939	0.00% to 1.25%	0.24%	8.57% to 7.22%
Wells Fargo Advantage VT Discovery Fund	598,950	14.21 to 14.34	8,515,158	0.00% to 1.25%	0.00%	19.65% to 18.29%
Wells Fargo Advantage VT Opportunity Fund***	306,101	31.93 to 34.02	9,776,720	0.00% to 1.25%	0.00%	7.88% to 6.55%
Dow Jones Wilshire 5000 Index Portfolio Institutional	1,800,173	10.58 to 11.31	19,043,024	0.00% to 1.25%	0.93%	5.85% to 4.53%
Dow Jones Wilshire 5000 Index Portfolio Investment	1,024,037	10.34 to 11.11	10,624,267	0.00% to 1.25%	0.72%	5.62% to 4.33%
Wilshire Target Large Co. Growth Portfolio Institutional	669,643	33.64 to 35.97	22,525,700	0.00% to 1.25%	0.00%	8.84% to 7.49%
Wilshire Target Large Co. Growth Portfolio Investment	407,832	32.86 to 35.19	13,422,310	0.00% to 1.25%	0.00%	8.45% to 7.11%
Wilshire Target Large Co. Value Portfolio Investment	899,541	25.99 to 27.72	23,406,192	0.00% to 1.25%	0.67%	8.99% to 7.90%
Wilshire Target Small Co. Growth Portfolio Investment	158,782	20.67 to 22.67	3,296,749	0.00% to 1.25%	0.00%	3.67% to 2.34%
Wilshire Target Small Co. Value Portfolio Investment	153,217	24.54 to 26.20	3,763,162	0.00% to 1.25%	0.00%	6.53% to 5.25%
Wilshire VIT Balanced Fund — HM Shares	12,167,249	18.72 to 21.87	248,887,833	0.00% to 1.25%	0.00%	4.29% to 2.99%
Wilshire VIT Equity Fund — HM Shares	12,756,334	22.34 to 24.00	286,909,697	0.00% to 1.25%	1.09%	5.90% to 4.54%
Wilshire VIT Income Fund — HM Shares	1,385,915	12.40 to 18.20	23,579,038	0.00% to 1.25%	0.00%	1.97% to 0.71%
Wilshire VIT International Equity Fund — HM Shares	3,047,443	12.69 to 13.57	38,685,199	0.00% to 1.25%	0.04%	10.12% to 8.75%
Wilshire VIT Short-Term Investment Fund — HM Shares	258,893	10.34 to 11.74	2,846,173	0.00% to 1.25%	0.25%	3.02% to 1.25%
Wilshire VIT Small Cap Fund — HM Shares	3,931,558	12.17 to 13.02	47,854,996	0.00% to 1.25%	0.00%	3.73% to 2.44%
Wilshire VIT Socially Responsible Fund — HM Shares	4,394,862	17.25 to 18.43	75,809,394	0.00% to 1.25%	0.00%	5.13% to 3.82%

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the fair value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

***	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Financial Statements and Schedules
December 31, 2009 and 2008
(With Independent Auditors’ Report Thereon)

Independent Auditors’ Report
The Board of Directors
Horace Mann Life Insurance Company:
We have audited the accompanying statutory statements of admitted assets, liabilities, and capital and surplus of Horace Mann Life Insurance Company (the Company) as of December 31, 2009 and 2008, and the related statutory statements of operations, capital and surplus and cash flow for each of the years in the three-year period ended December 31, 2009. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
As described more fully in Notes 1 and 8 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation — Division of Insurance, which practices differ from U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.
In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2009 and 2008, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2009.
Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2009 and 2008, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2009, on the basis of accounting described in Notes 1 and 8.
As discussed in Note 1 to the statutory financial statements, the Company adopted Statement of Statutory Accounting Principles (SSAP) No. 10R, Income Taxes — Revised, A Temporary Replacement of SSAP No. 10 as of December 31, 2009.
Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included on the accompanying schedules is presented for purposes of additional analysis and is not a required part of the basic statutory financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic statutory financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.
April 23, 2010

2

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2009 and 2008
(In thousands)

Admitted Assets	2009	2008

Cash and investments:
Bonds	$3,244,098	$3,066,172
Preferred stocks	100,663	105,579
Common stocks	4,372	14,572
Mortgage loans on real estate	15,572	16,142
Cash	1,812	1,962
Short-term investments	244,787	137,516
Contract loans	113,503	106,481
Receivable for securities and other invested assets	26,386	16,429

Total cash and investments	3,751,193	3,464,853

Investment income due and accrued	42,134	37,664

Uncollected premiums and agents’ balances in course of collection	616	767

Deferred premiums and agents’ balances booked but deferred and not yet due	46,284	46,064

Current federal income tax recoverable	2,928	9,299

Deferred tax assets	11,972	3,936

Guaranty funds receivable or on deposit	282	298

Receivable from parent, subs or affiliates	3,284	11,477

Other assets	1,924	1,259

Variable annuity assets held in separate accounts	1,226,430	965,217

Total admitted assets	$5,087,047	$4,540,834

(Continued)

3

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2009 and 2008
(In thousands, except share data)

Liabilities and Capital and Surplus	2009	2008

Policy liabilities:
Aggregate reserves:
Life and annuity	$3,354,013	$3,125,961
Accident and health	5,759	6,295
Unpaid benefits:
Life	11,461	13,121
Accident and health	234	273
Policyholder funds on deposit	116,834	127,854
Remittances not allocated	1,201	865

Total policy liabilities	3,489,502	3,274,369

Accrued expenses	2,225	2,110
Asset valuation reserve	4,520	92
Interest maintenance reserve	45,897	26,111
Amounts retained by Company as trustee	15,930	12,568
Payable to parent, subsidiaries and affiliates	7	30
Payable for securities and other liabilities	7,383	503
Transfer from separate accounts accrued for expense allowances recognized in reserves	(12,397)	(10,599)
Variable annuity liabilities held in separate accounts	1,226,430	965,217

Total liabilities	4,779,497	4,270,401

Capital and surplus:
Capital stock, $1 par value.
Authorized 5,000,000 shares, 2,500,000 shares outstanding	2,500	2,500
Additional paid-in capital and contributed surplus	43,704	43,704
Special surplus funds — additional admitted deferred tax assets	7,881	—
Unassigned surplus	253,465	224,229

Total capital and surplus	307,550	270,433

Total liabilities and capital and surplus	$5,087,047	$4,540,834

See accompanying notes to statutory financial statements.

4

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Operations
Years ended December 31, 2009, 2008, and 2007
(In thousands)

	2009	2008	2007

Revenue:
Premiums, annuity and supplementary contract considerations:
Life	$95,206	$97,036	$96,757
Annuity	349,804	311,747	337,148
Accident and health	3,677	3,911	4,105
Supplementary contracts	4,397	6,753	9,044

Total premiums, annuity and supplementary contract considerations	453,084	419,447	447,054

Net investment income	212,795	194,699	185,049
Amortization of interest maintenance reserve	2,601	1,561	2,030
Commissions and expense allowances on reinsurance ceded	265	283	309
Management fee income from separate accounts	12,715	15,694	19,566
Mutual fund service fee income	671	1,005	1,302
Fees from sales of third-party vendor products	4,035	4,374	4,561
Other	1,256	1,830	1,867

Total revenue	687,422	638,893	661,738

Benefits and expenses:
Provisions for claims and benefits:
Life	102,840	102,026	96,388
Annuity	429,230	398,377	411,731
Accident and health	1,543	1,994	1,492
Supplementary contracts	14,362	17,685	21,215

Total claims and benefits	547,975	520,082	530,826

Commissions	28,397	26,793	28,951
General and other expenses	60,479	59,139	60,525

Total benefits and expenses	636,851	606,014	620,302

Net gain before dividends to policyholders and federal income tax expense	50,571	32,879	41,436

(Continued)

5

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Operations
Years ended December 31, 2009, 2008, and 2007
(In thousands)

	2009	2008	2007

Net gain before federal income tax expense	50,571	32,879	41,436
Federal income tax expense	12,745	1,701	10,576

Net gain from operations	37,826	31,178	30,860
Realized investment gains (losses) net of tax and transfers to interest maintenance reserve	1,666	(41,921)	(4,790)

Net income (loss)	$39,492	$(10,743)	$26,070

See accompanying notes to statutory financial statements.

6

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Capital and Surplus
Years ended December 31, 2009, 2008, and 2007
(In thousands)

	2009	2008	2007

Capital stock	$2,500	$2,500	$2,500

Additional paid-in capital and contributed surplus	43,704	43,704	43,704

Special surplus funds — additional admitted deferred tax assets	7,881	—	—

Unassigned surplus:
Balance at beginning of year	224,229	230,407	205,027
Net income (loss)	39,492	(10,743)	26,070
Change in net deferred income tax	(9,536)	5,851	(1,225)
Change in non-admitted assets	17,279	(5,778)	1,005
Change in net unrealized capital gains (losses)	(595)	355	(635)
Change in reserves due to changes in valuation basis	—	11,437	—
Change in asset valuation reserve	(4,428)	19,336	165
Change in accounting for structured securities	905	—	—
Dividends to stockholders	(6,000)	(24,000)	—
Re-class of additional admitted deferred tax assets to special surplus funds	(7,881)	—	—
Correction of prior year exhibit 5 reserve error	—	(2,636)	—

Balance at end of year	253,465	224,229	230,407

Total capital and surplus	$307,550	$270,433	$276,611

See accompanying notes to statutory financial statements.

7

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2009, 2008, and 2007
(In thousands)

	2009	2008	2007

Cash from operations:
Revenue received:
Premiums, considerations and deposits	$453,520	$420,183	$448,159
Investment income	197,175	194,115	187,507
Commissions and expense allowances on reinsurance ceded	265	283	309
Management fee income from Separate Accounts	12,715	15,694	19,566
Mutual fund service fee income	671	1,005	1,302
Fees from sales of partner products	4,035	4,374	4,561
Other income	1,256	1,830	1,867

Total revenue received	669,637	637,484	663,271

Benefits and expenses paid:
Claims, benefits and net transfers	324,209	321,730	431,713
Expenses	89,201	86,767	87,976
Federal income taxes	10,480	7,294	(1,891)

Total benefits and expenses paid	423,890	415,791	517,798

Net cash from operations	245,747	221,693	145,473

Cash from investments:
From investments sold or matured:
Bonds	1,585,832	781,014	1,118,259
Stocks	21,819	18,116	36,619
Mortgage loans	634	618	571
Net loss on cash, cash equivalents and short-term investments	—	(1,073)	—
Other invested assets	7,358	—	—
Miscellaneous proceeds	8,139	866	8,068

Total investment proceeds	1,623,782	799,541	1,163,517

Cost of investments acquired:
Bonds	(1,721,970)	(821,160)	(1,188,564)
Stocks	(11,225)	(47,614)	(97,410)
Other invested assets	(16,910)	—	—
Miscellaneous applications	—	(13)	(7,767)

Total investments acquired	(1,750,105)	(868,787)	(1,293,741)

Net increase in contract loans	(7,022)	(6,769)	(7,358)

Total for investments acquired	(1,757,127)	(875,556)	(1,301,099)

(Continued)

8

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2009, 2008, and 2007
(In thousands)

	2009	2008	2007

Net cash used for investments	(133,345)	(76,015)	(137,582)

Cash from financing and miscellaneous:
Cash provided (applied):
Securities lending	—	(76,850)	(221,365)
Net deposits on deposit-type contract funds and other liabilities without life or disability contingencies	(11,026)	(9,463)	(3,653)
Dividends to stockholders	(6,000)	(24,000)	—
Other cash provided (applied)	11,745	(15,979)	5,830

Net cash used for financing and miscellaneous	(5,281)	(126,292)	(219,188)

Net change in cash and short-term investments	107,121	19,386	(211,297)
Cash and short-term investments at beginning of year	139,478	120,092	331,389

Cash and short-term investments at end of year	$246,599	$139,478	$120,092

See accompanying notes to statutory financial statements.

9

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
December 31, 2009, 2008, and 2007
(In thousands)
(1) Background and Significant Accounting Policies
Organization
Horace Mann Life Insurance Company (the Company), an Illinois domiciled company, markets and underwrites tax-qualified retirement annuities, individual life, group disability income, and group life insurance products primarily to K-12 teachers, administrators and other employees of public schools and their families.
The Company is a subsidiary of Horace Mann Educators Corporation (HMEC), which indirectly owns 100% of the outstanding shares. The Company is a wholly owned subsidiary of Allegiance Life Insurance Company (ALIC). Other affiliated companies include Horace Mann Investors, Inc., Horace Mann Insurance Company, Teachers Insurance Company, Horace Mann Property & Casualty Insurance Company, Horace Mann Lloyds, and Horace Mann Service Corporation (HMSC). HMSC performs certain fiscal and administrative services for all the affiliated companies in the group.
During 2009, 2008 and 2007, the Company has not participated in any business combinations nor discontinued any operations.
Basis of Presentation
The accompanying statutory financial statements have been prepared in conformity with the accounting practices prescribed or permitted by the Illinois Department of Insurance and the National Association of Insurance Commissioners (NAIC), which differ materially in some respects from United States (U.S.) generally accepted accounting principles (GAAP) as more fully discussed in note 8. The state of Illinois has adopted the prescribed accounting practices as stated in NAIC SAP without modification. At December 31, 2009 and 2008 the Company has no material statutory accounting practices that differ from those of the state of Illinois or the NAIC accounting practices. The significant statutory accounting practices and the Company’s related accounting policies follow.
Investments
Investments are valued in accordance with the requirements of the NAIC.
Bonds, other than NAIC class 6, not backed by other loans are carried at amortized cost, adjusted for the amortization of premiums, accretion of discounts and any impairment. Premiums and discounts are amortized and accreted over the estimated lives of the related bonds based on the interest yield method. NAIC class 6 bonds are carried at lower of cost or fair value. Fair value is derived from the NAIC Valuation of Securities Manual for securities listed. Fair value of bonds not listed is determined considering factors including quality of issuer, interest rates, and maturity dates.
(Continued)

10

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Loan-backed securities that have been assigned the NAIC category 6 designation are written down to the appropriate NAIC carrying value. The Company used a pricing service in determining the fair value of its loan-backed securities when NAIC fair value was not available. Prepayment assumptions were obtained from broker dealer survey values and are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions for loan backed and structured securities are accounted for using the retrospective method. The Company had no negative yield situations requiring a change from the retrospective to prospective method.
Common stocks are carried at NAIC fair value. Fair value is derived from the NAIC Valuation of Securities Manual for securities listed.
Preferred stocks are carried at cost, less any impairment adjustments or at the lower of cost or fair value, depending on the NAIC designation of the security.
Mortgage loans are carried at the unpaid principal balance less unamortized discount and were issued at a value of no more than 75% of the appraised value of the mortgaged property. No new mortgage loans were issued during 2009, 2008 and 2007. The Company did not reduce interest rates of any outstanding mortgage loans during 2009, 2008 and 2007. During 2009, 2008 and 2007, the Company had no non-performing mortgage loans or loans with past due interest or principal payments.
Contract loans are carried at the unpaid principal balance.
At December 31, 2009 and 2008, the Company had no investments in derivative financial instruments, joint ventures or partnerships, reverse mortgages, repurchase agreements and holds no loans or debt that has been restructured.
The Company has elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date.
Cash and short-term securities have a maturity of one year or less at the time of acquisition. Short-term investments are carried at amortized cost which approximates fair value.
Interest income is recognized as earned. Investment income reflects amortization of premiums and accrual of discounts on an effective-yield basis.
Net realized investment gains and losses are determined on the basis of specific identification on the trade date.
(Continued)

11

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The Company’s methodology of assessing other-than-temporary impairments is based on security-specific facts and circumstances as of the date of the reporting period. Based on these facts, if the Company has the intent to sell the debt security or if management does not expect to recover the entire cost basis of the debt security, an other-than-temporary impairment is considered to have occurred. For equity securities, if the Company does not have the ability and intent to hold the security for the recovery of cost within a reasonable period of time or if recovery of cost is not expected within a reasonable period of time, an other-than-temporary impairment is considered to have occurred. Additionally, if events become known that call into question whether the security issuer has the ability to honor its contractual commitments, such security holding will be evaluated to determine whether or not such security has suffered an other-than-temporary decline in value.
The Company reviews the fair value of all investments in its portfolio on a monthly basis to assess whether an other-than-temporary decline in value has occurred. These reviews, in conjunction with the Company’s investment managers’ monthly credit reports and relevant factors such as (1) the financial condition and near-term prospects of the issuer, (2) the length of time and extent to which the fair value has been less than amortized cost for bonds or cost for equity securities, (3) whether the issuer is current on contractually obligated interest and principal payments, (4) the stock price trend of the issuer, (5) the market leadership position of the issuer, (6) the debt ratings of the issuer, and (7) the cash flows and liquidity of the issuer or the underlying cash flows for asset-backed securities, are all considered in the impairment assessment. Based on these facts, if management believes it is probable that amounts due will not be collected according to the contractual terms of a debt security, or if the Company has the intent to sell the investment before recovery of the cost of the investment, an other-than-temporary impairment shall be considered to have occurred. For structured securities, if the present value of the cash-flows expected to be collected is less than the amortized cost basis, an other-than-temporary impairment shall be considered to have occurred due to a non-interest related decline. The Company analyzes discounted cash flows on a quarterly basis to determine if additional other-than-temporary impairment write-downs are necessary. A write-down of an investment is recorded when a decline in the fair value of that investment is deemed to be other-than-temporary, with a realized investment loss charged to operations for the period.
Asset Valuation Reserve
The Asset Valuation Reserve (AVR) was calculated as prescribed and required by the NAIC. This reserve is maintained for the purpose of stabilizing surplus against the effects of fluctuations in the value of certain bond, stock, mortgage loan and real estate investments. Changes in the AVR reserve are charged or credited to surplus.
(Continued)

12

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The balance of the AVR by component at December 31, is as follows:

	2009	2008

Bonds, preferred stocks and short-term investments	$3,976	$67
Mortgage loans	23	25
Real estate and other invested assets	408	—
Common stocks	113	—

Total AVR	$4,520	$92

At December 31, 2009 and 2008 the AVR was held at a level equal to 17.80% and .44%, respectively of the maximum reserve level allowed by the NAIC.
Interest Maintenance Reserve
The Interest Maintenance Reserve (IMR) was calculated as prescribed by the NAIC. This reserve is designed to capture the realized capital gains and losses which result from changes in the overall level of interest rates and amortize them into operations over the approximate remaining life of the investment sold.
Subprime Mortgage Related Risk Exposure
The Company has three securities with direct sub-prime exposure. One security is a collateralized debt obligation with original cost of $4,908, book adjusted carrying value of $9, fair value of $10 and other than temporary impairment losses to date of $4,440. The other two securities are AAA rated home equity asset-backed securities with a book adjusted carrying value of $1,077 and a fair value of $1,010. The characteristics of the Company’s sub-prime mortgage loan, a collateralized debt obligation, include the following: low average Fair Isaac Credit Organization (“FICO”) score (less than 650), high weighted average coupon relative to other mortgage-backed securities of similar loan age and issue date, high prepayment penalties, and a high percentage of hybrid loans or negative amortizing loans.
Aggregate Reserves
Applicable state insurance laws require that the Company set up reserves in accordance with statutory regulations, carried as liabilities to meet future obligations under outstanding policies. These reserves are the amount that, with the additional premiums to be received and interest thereon compounded annually at certain rates, is calculated to be sufficient to meet the various policy and contract obligations as they occur.
Premium deficiency reserves at December 31, 2009 and 2008 were $3,701 and $3,104, respectively. The Company does not anticipate investment income as a factor in determining if a premium deficiency relating to short-duration contracts exists.
The Company waives deduction of deferred fractional premiums upon death of insured and returns any portion of the final premiums beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.
(Continued)

13

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The tabular interest, tabular less actual reserve released and tabular cost have been determined by formula as prescribed in the annual statement instructions. Tabular interest on funds not involving life contingencies is determined as the sum of the products of each valuation rate of interest and the mean of the funds subject to such rate held at the beginning and end of the valuation year.
Aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies are based on statutory mortality tables and interest assumptions using either the net level, or commissioners’ reserve valuation method or commissioners’ annuity reserve valuation method. The annuity reserves include the current declared interest rates through the valuation date.
Reserve for Supplementary Contracts Without Life Contingencies
This reserve represents the present value of future payments discounted with interest only. At December 31, 2009 and 2008 this liability was $116,113 and $127,139 respectively, based on average credited interest rates of 3.70% and 3.75% in 2009 and 2008, respectively and is included in “policyholder funds on deposit.”
Life Premiums
Life premiums are reflected as earned on the coverage anniversary date. Annuity and supplementary contracts with life contingencies premiums are reflected as earned when collected. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy.
Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year.
Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2009, were as follows:

	Gross	Net of Loading

Ordinary new business	$2,132	$1,183
Ordinary renewal	38,737	45,709
Group life	103	103

Total	$40,972	$46,995

Mutual Fund Service Fee Income
The Company has a service agreement where the Company provides certain services to the Wilshire VIT Funds (Funds) necessary to coordinate the Funds activities with those of the separate account of the Company. For these services the Company receives a mutual fund service fee, accrued daily and paid to the Company monthly, based upon the combined assets for the Funds.
(Continued)

14

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Fees From Sales of Third-Party Vendor Products
The Company has programs to offer long-term care policies, variable universal life policies and fixed interest rate universal life insurance with three third-party vendors underwriting such insurance. Under these programs, the third-party vendors underwrite and bear the risk of these insurance policies and the Company receives a commission on the sale of that business.
The Company has entered into a third-party vendor agreement with American Funds Distributors, Inc. (“AFD”) to market their retail mutual funds. In addition to retail mutual funds accounts, the Company’s agents can also offer a 529 college savings program and Coverdell Education Savings Accounts through this marketing alliance. The Company has also expanded its product offerings to include fixed indexed annuities and single premium immediate annuities through additional marketing alliances. These third-party vendors underwrite these accounts or contracts and the Company receives commissions on the sales of these products.
Income Taxes
The Company is included in the consolidated federal income tax return of its parent, ALIC, and its ultimate parent, HMEC and its subsidiaries. The tax sharing agreements between the Company and HMEC, as approved by the Board of Directors of the Company, provide that tax on operating income is charged to the Company as if it were filing a separate federal income tax return. The Company is reimbursed for any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement upon filing the consolidated federal income tax return.
Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense or benefit is based on financial reporting income or loss adjusted for certain temporary differences, which are the result of dissimilar financial reporting and tax basis accounting methods. A deferred tax asset (DTA), for the tax effect of temporary differences between financial reporting and the tax basis of assets, is reported as an admitted asset for temporary differences that reverse in one year, but only to the extent they do not exceed the lesser of federal income taxes paid in prior years that can be recovered through loss carrybacks from temporary differences or 10% of adjusted surplus plus gross deferred tax liabilities (DTL). For 2009 and 2010, SSAP 10R allows additional admissibility of DTAs and imposes a valuation allowance utilizing a “more-likely-than-not” standard. Companies that meet certain risk-based capital thresholds can elect to admit DTAs based on reversals over three years and an increased surplus limitation of 15%. Effective December 31, 2009, the Company adopted SSAP 10R for 2009 and elected to admit DTAs under the enhanced admissibility rules. The change in net deferred income taxes is included directly in surplus. The additional admitted asset from SSAP 10R is included in surplus as special surplus funds.
The Company records liabilities for potential tax contingencies where it is not probable that the position will be sustainable upon audit by taxing authorities. These liabilities are reevaluated routinely and are adjusted appropriately based upon change in facts or law. The company has no unrecorded tax contingencies.
The Company classifies all interest and penalties as income tax expense.
(Continued)

15

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Acquisition Expenses
The cost of acquiring new business, principally commissions, underwriting salaries, and related expenses, is charged to expense as incurred.
Non-admitted Assets
Assets prescribed by the Illinois Insurance Code and the NAIC as “non-admitted” (principally non-admitted deferred tax assets) are charged to unassigned surplus.
Use of Estimates
The preparation of statutory financial statements requires management to make estimates and assumptions that affect (1) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the statutory financial statements and (2) the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Subsequent Events
The Company had no Type I or Type II subsequent events to record for the year. Subsequent events were evaluated through April 23, 2010 for the audited financial statements that were available to be issued on April 23, 2010.
Adoption of SSAP 10R
Effective December 31, 2009, the Company adopted Statement of Statutory Accounting Principles No. 10R (SSAP 10R), Income Taxes — Revised, A Temporary Replacement of SSAP No. 10. This guidance amends the accounting and reporting for deferred federal income taxes. The Company elected to admit additional deferred tax assets in the amount of $7,881 as of December 31, 2009. As a result of this election total admitted assets and statutory surplus increased by $7,881. Net income and total liabilities were not affected.
Adoption of SSAP 43R
Effective July 1, 2009, the Company adopted Statement of Statutory Accounting Principles No. 43 Revised (SSAP 43R), “Loan Backed and Structured Securities”. This guidance amends the accounting and reporting for other-than-temporary impaired loan backed and structured securities. If the fair value of a loan-backed or structured security is less than its amortized cost basis at the balance sheet date, SSAP 43R requires the Company to assess whether the impairment is other-than-temporary. Even if the Company does not intend to sell the security, and has the intent and ability to hold the security, a non-interest related loss may have occurred. If the present value of cash flows expected to be collected is less than the amortized cost basis, an other-than-temporary impairment shall be considered to have occurred. When an other-than-temporary impairment has occurred due to a non-interest related decline, the amount of the other-than-temporary impairment recognized as a realized loss shall equal the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected.
The Company’s adoption of this guidance resulted in a cumulative-effect adjustment to the July 1, 2009 opening balance of capital and surplus of $905. The cost basis in bonds was increased by $1,392 and the adjustment, net of applicable taxes is reflected in the Statutory Statements of Capital and Surplus.
(Continued)

16

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
          SSAP 100 Fair Value Measurement
In December 2009, the NAIC issued Statement of Statutory Accounting Principles No. 100 (SSAP 100) Fair Value Measurements effective for December 31, 2010 annual financial statements, with interim and annual financial statement reporting thereafter. Early adoption is permitted for December 31, 2009 annual financial statements. SSAP 100 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. SSAP 100 does not require any new fair value measurements. The Company will adopt SSAP 100 for December 31, 2010 Annual Statement filings and its adoption is not anticipated to affect the results of operations or financial position of the Company.
          Actuarial Valuation Basis Changes
Three changes in reserve valuation bases were recorded by the Company during 2008 due to refinements in the reserve calculations. The first change was related to reserves calculated using “Excess of valuation net premiums over corresponding gross premiums”. In accordance with Section 8 of the Standard Valuation Law, deficiency reserves are calculated at the contract level. The 2007 deficiency reserves on supplemental benefits were recalculated by comparing net and gross premiums at the contract level instead of on a benefit level and the resulting decrease in Aggregate Life and Annuity Reserves due to this valuation basis change was $2,343.
The Company also changed the mortality table used for the alternative minimum reserve calculation from the 2001 CSO composite mortality table to the tobacco-distinct 2001 CSO table for plans utilizing X-factors to more closely reflect the risk of the underlying business. The 2007 reserves were recalculated using the tobacco-distinct mortality table and the resulting decrease in Aggregate Life and Annuity Reserves was $1,675.
There was also a change in the valuation basis for Supplementary Contracts with Life Contingencies recorded in Aggregate Life and Annuity reserves. Historically, the Company held the greater of the calculated statutory reserve and the GAAP reserve for the reported statutory reserve on supplemental contracts with life contingencies. Due to refinements in the reserve calculations implemented during 2008, the 2007 reserves were recalculated removing the GAAP reserve constraint and the resulting decrease due to the valuation basis change was $7,419.
Liabilities and Capital and Surplus and Statutory Statements of Capital and Surplus were adjusted in 2008 to reflect these valuation basis changes.
          Correction of Immaterial Error
During 2008, the Company discovered that X-factors were incorrectly applied to the mortality tables past the end of the select period for the alternative minimum reserve calculation. As a result, the December 31, 2007 miscellaneous reserve for “Excess of valuation net premiums over corresponding gross premiums” reflected within Aggregate Life and Annuity Reserves was understated by $2,636. Liabilities and Capital and Surplus and Statutory Statements of Capital and Surplus as of December 31, 2007 were adjusted in 2008 to correct this immaterial error.
(Continued)

17

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(2) Investments
          Net Investment Income
The components of net investment income were as follows:

	2009	2008	2007

Interest on bonds	$200,570	$181,946	$173,074
Preferred stock income	7,020	7,200	4,094
Interest on mortgage loans	1,379	1,426	1,475
Interest on short-term investments	206	1,330	2,734
Interest on contract loans	6,885	6,130	5,826
Other investment income	1,974	1,121	1,120

Gross investment income	218,034	199,153	188,323
Investment expenses	5,239	4,454	3,274

Net investment income	$212,795	$194,699	$185,049

The Company nonadmits investment income due and accrued if amounts are over 90 days past due. The Company had no amounts non-admitted at December 31, 2009 and 2008.
          Net Realized Investment Gains (Losses) Net of Tax and Transfers to IMR
Realized investment gains (losses) which result from changes in the overall level of interest rates, excluding securities whose NAIC rating classification at the end of the holding period is different from its NAIC rating classification at the beginning of the holding period by more than one NAIC rating classification, are transferred to IMR. Realized investment gains (losses) on most fixed income securities are transferred on an after tax basis to the IMR and amortized into operations over the average remaining lives of the assets sold.
The IMR at December 31 is as follows:

	2009	2008	2007

Reserve balance, beginning of year	$26,111	$30,383	$31,014
Current year capital (losses) gains, net of tax	22,387	(2,711)	1,399
Amortization of IMR	(2,601)	(1,561)	(2,030)

Reserve balance, end of year	$45,897	$26,111	$30,383

(Continued)

18

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Net realized investment gains (losses) reported in the statutory statements of operations net of tax and transfers to IMR were as follows:

	2009	2008	2007

Bonds	$32,886	$(39,422)	$(2,336)
Common stocks	(1,301)	(1,259)	—
Preferred stocks	(3,913)	(5,088)	(642)
Short-term	—	(1,074)	—

Net realized investment gains (losses)	27,672	(46,843)	(2,978)

Less federal income tax expense (benefit)	3,619	(2,211)	413
Transferred to IMR	(22,387)	2,711	(1,399)

Net realized investment gains (losses) net of tax and transfers to IMR	$1,666	$(41,921)	$(4,790)

Net realized gains were $27,672 in 2009 compared to net realized losses of $46,843 and $2,978 in 2008 and 2007 respectively. The net gains were realized from ongoing investment portfolio management activity and recording of impairment charges. The Company recorded impairment write-downs of $11,179 in 2009 compared to $42,333 and $8,054 in 2008 and 2007, respectively. The 2009 impairment losses included $5,016 of bonds, $4,825 of preferred stocks, $438 of common stocks and $900 of the Reserve Fund money market fund. The bond impairment category consisted of 12 issues with loss amounts ranging from less than $3 to $2,875. This category was primarily comprised of high yield bonds, CDO holdings and CMO holdings. Total losses from Kingsland, the largest loss issuer in this category, amounted to $2,875. The preferred stock impairment category consisted of 15 issues with loss amounts ranging from less than $1 to $1,341. This category was primarily comprised of financial institution securities and real estate related securities. Total losses from BOI Capital Funding, the largest loss issuer in this category, amounted to $1,341. The common stock impairment category consisted of 1 issue with the loss amount being $438. This security was in the cable TV industry. Gains realized in 2009 included $5,644 from the sale of securities that had been previously impaired. An additional small gain of $1,546 was recorded due to recovery from litigation proceeds for securities that were impaired and totally disposed of in prior years. Gains realized in 2008 included $866 due to recovery from litigation proceeds for a security that was impaired and totally disposed of during 2002. In each of the periods, the impaired securities were marked to fair value, and the write-downs were recorded as realized investment losses in the statutory statement of operations.
(Continued)

19

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
          Change in Net Unrealized Capital Gains (Losses)
Common stocks are carried at fair value. The resulting unrealized capital gains or losses are reflected as credits or charges directly to unassigned surplus. The unrealized capital gains also include the impact of deferred tax assets. This amount was $(471), $(150), and $(341) at December 31, 2009, 2008, and 2007 respectively.

	2009	2008	2007

Net unrealized capital gains (losses):
Beginning	$280	$635	$—
End of year	875	280	635

Change in net unrealized capital gains (losses)	$(595)	$355	$(635)

          Bonds and Preferred Stock
At December 31, 2009 and 2008, the fair value and gross unrealized capital losses of investments in bonds and preferred stock segregated between securities having an unrealized loss for less than 12 months and securities having an unrealized capital loss for 12 months or longer were as follows:

	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
As of December 31, 2009
U.S. government and agency obligations:
Mortgage-backed securities	$77,694	$603	$2,399	$69	$80,093	$672
Other	305,170	14,608	—	—	305,170	14,608
Municipal bonds	154,993	4,160	7,331	664	162,324	4,824
Foreign government bonds	19,349	496	—	—	19,349	496
Corporate bonds	164,046	4,395	203,057	15,153	367,103	19,548
Other mortgage-backed securities	87,080	4,214	181,784	74,119	268,864	78,333
Preferred stocks	5,004	826	46,571	9,100	51,575	9,926

Totals	$813,336	$29,302	$441,142	$99,105	$1,254,478	$128,407

	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
As of December 31, 2008
U.S. government and agency obligations:
Mortgage-backed securities	$37,982	$212	$6,542	$135	$44,524	$347
Other	2,317	83	—	—	2,317	83
Municipal bonds	27,717	2,878	—	—	27,717	2,878
Foreign government bonds	2,835	156	—	—	2,835	156
Corporate bonds	696,952	99,272	385,511	79,954	1,082,463	179,226
Other mortgage-backed securities	163,818	58,806	69,453	70,006	233,271	128,812
Preferred stocks	25,921	9,090	30,458	22,610	56,379	31,700

Totals	$957,542	$170,497	$491,964	$172,705	$1,449,506	$343,202

(Continued)

20

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
At December 31, 2009, the gross unrealized capital loss position in the investment portfolio was $128,407 (407 positions and less than 4% of the investment portfolio’s fair value). Securities with an investment grade rating represented 78% of the gross unrealized capital losses. The largest single unrealized capital loss was $4,316 on Bear Stearns Commercial Mortgage bonds. The portfolio included 253 securities that have been in an unrealized capital loss position for greater than 12 months, totaling $99,105. The Company views the decrease in value of all of the securities with unrealized capital losses at December 31, 2009 as temporary, expects recovery in fair value, anticipates continued payments under the terms of the securities, and does not intend to sell the investments before recovery of the cost of the investment. Therefore, no impairment of these securities was recorded at December 31, 2009.
At December 31, 2009 and 2008, 1.3% and 1.7% of the total bond portfolio (at amortized cost) consisted of private placement bonds, respectively. The fair value of private placement bonds is estimated based upon factors including credit quality, interest rates and maturity dates.
The carrying value and NAIC fair value of investments in bonds, preferred and common stocks as of December 31, 2009 and 2008 are as follows:

		Gross	Gross	NAIC
	Carrying	Unrealized	Unrealized	Fair
December 31, 2009	Value	Gains	Losses	Value

U.S. government and agency obligations:
Mortgage-backed securities	$420,555	$18,424	$(672)	$438,307
Other	347,262	465	(14,608)	333,119
Municipal bonds	335,846	10,183	(4,824)	341,205
Foreign government bonds	37,717	2,393	(496)	39,614
Corporate securities	1,542,103	95,141	(19,548)	1,617,696
Other mortgage-backed securities	560,615	16,275	(78,333)	498,557
Preferred stocks	100,663	3,347	(9,926)	94,084
Common stock	4,372	—	—	4,372

Total	$3,349,133	$146,228	$(128,407)	$3,366,954

(Continued)

21

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

		Gross	Gross	NAIC
	Carrying	Unrealized	Unrealized	Fair
December 31, 2008	Value	Gains	Losses	Value

U.S. government and agency obligations:
Mortgage-backed securities	$795,553	$19,659	$(347)	$814,865
Other	120,455	4,172	(83)	124,544
Municipal bonds	49,483	1,455	(2,878)	48,060
Foreign government bonds	13,188	716	(156)	13,748
Corporate securities	1,621,564	19,503	(179,226)	1,461,841
Other mortgage-backed securities	465,929	9,130	(128,812)	346,247
Preferred stocks	105,579	450	(31,700)	74,329
Common stocks	14,572	—	—	14,572

Total	$3,186,323	$55,085	$(343,202)	$2,898,206

U.S. government and agency obligations include securities issued by Federal National Mortgage Association of $344,715 and $452,740; Federal Home Loan Mortgage Association of $372,788 and $419,126; Government National Mortgage Association of $38,058 and $32,263; and Other Government of $12,256 and $11,879 as of December 31, 2009 and 2008, respectively.
Bonds by NAIC class at December 31 are as follows:

	2009		2008
		NAIC		NAIC
	Statement	Fair	Statement	Fair
	Value	Value	Value	Value

Class 1	$2,271,451	$2,308,832	$2,220,063	$2,091,967
Class 2	807,507	819,964	740,709	635,158
Class 3	88,423	73,468	51,085	39,917
Class 4	67,079	57,234	50,007	38,142
Class 5	8,001	6,502	2,689	2,455
Class 6	1,637	2,498	1,619	1,666

Total by class	$3,244,098	$3,268,498	$3,066,172	$2,809,305

At December 31, 2009, .26% of the Company’s investment portfolio was invested in collateralized mortgage obligations (CMOs) excluding mortgage obligations of United States governmental agencies. The average credit quality rating of the Company’s investment in CMOs was AAA and NAIC 1 -the highest ratings. The fair value of CMOs at December 31, 2009 was $213,955 compared to a $210,834 carrying value. The average duration of the Company’s investment in CMOs was 8.5 years at December 31, 2009.
The carrying value and NAIC fair value of bonds by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
(Continued)

22

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

		NAIC
	Carrying	Fair
December 31, 2009	Value	Value

Due in one year or less	$188,198	$189,613
Due after one year through five years	532,177	536,180
Due after five years through ten years	1,021,129	1,028,809
Due after ten years through twenty years	537,349	541,391
Due after twenty years	965,245	972,505

Total bonds	$3,244,098	$3,268,498

Proceeds from the sale of investments in bonds and stocks during 2009, 2008 and 2007 were $1,271,184, $485,953 and $639,498, respectively. Gross gains of $45,277, $8,203 and $10,738 and gross losses of $7,316, $13,961 and $8,470 were realized on those sales for 2009, 2008 and 2007, respectively.
          Loan-backed and Structured Securities
At December 31, 2009, the Company has loan-backed securities with a fair value of $936,864 and a carrying value of $982,769. Prepayment assumptions were obtained from broker dealer survey values. The Company had no negative yield situations requiring a change from the retrospective to prospective method. The Company has no concentration of credit risk requiring disclosure under SSAP 27. The Company takes into consideration the cash flows of the loan-backed securities under various scenarios to determine if an impairment is other than temporary.
As of December 31, 2009, the Company held two structured securities with a recognized other-than-temporary impairment. The basis for the other-than-temporary impairment of both structured securities (all non-interest related) was due to the present value of cash flows expected being less than the amortized cost basis of the security. The projected cash flows, recognized other-than-temporary impairment, amortized cost, and fair value of these two securities at December 31, 2009 are as follows:

	Book/Adj			Amortized
	Carrying Value		Recognized	cost after
	Amortized Cost		other-than	other-than
	before current	Projected Cash	temporary	temporary
CUSIP	period OTTI	Flows	impairment	impairment	Fair Value

49636RAN9	$5,001	$2,126	$2,875	$2,126	$1,650
1248MMAB7	159	9	150	9	10

	$5,160	$2,135	$3,025	$2,135	$1,660

(Continued)

23

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
At December 31, 2009, the Company had loan-backed and structured securities with a fair value of $350 that had an aggregate unrealized loss of $81. The fair value and gross unrealized losses segregated between securities having an unrealized loss for less than twelve months and securities having an unrealized loss for twelve months or longer were as follows:

Less than 12 months		12 months or more
Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
$157	$(3)	$193	$(78)
          Deposits
Included in bonds is the carrying value of securities on deposit with governmental authorities, as required by law, as of December 31 were as follows:

	2009	2008

Held for all policyholders	$1,677	$1,674
Held for policyholders in certain states	1,094	1,104

Total deposits	$2,771	$2,778

          Securities Lending
The Company loans bonds to third parties, primarily major brokerage firms. Beginning in the third quarter of 2007, the Company reduced the amount of bonds that it loans compared to the previous levels and at December 31, 2008 the Company’s securities lending program was suspended. As of December 31, 2009 and 2008, the Company had no securities on loan. Acceptable collateral for this program is U.S. Government securities, U.S. Government Agency securities and cash. The collateral is not restricted. The initial collateral received is 102% of the fair value of the loan, and the collateral is maintaining at 102% of the fair value of the loan. The separate account of the Company does not participate in any securities lending program.
          Investments in Entities Exceeding 10% of Capital and Surplus
At December 31, 2009 there were no investments in entities other than obligations of the U.S. Government and federally sponsored government agencies and authorities which exceeded 10% of total capital and surplus.
(Continued)

24

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(3) Reserves
The composition of aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies at December 31 was as follows:

	Aggregate reserves		Mortality	Interest
	2009	2008	table	rates

Life	$799,636	$770,233	1980 CSO	4.0–6.0%
	1,395	1,425	1958 CET	2.5–4.5
	146,546	150,015	1958 CSO	2.5–4.5
	81,299	71,793	Various	2.5–5.5
	6,528	6,823	1941 CSO	2.5–3.0

Annuity	1,446,866	1,383,121	1971 IAM	3.0–5.5
	66,517	68,780	a-1949	3.0–5.5
	1,022	1,130	1937 SAT	3.0
	181	558	MGDB
	544,516	415,896	a-2000	1.5–3.5
	156,108	150,008	1983a	3.0–4.5

Supplementary contract with life contingencies	38,202	41,462	1983a	6.25–11.0
	63,784	62,983	a-2000	5.25–7.0
	1,223	1,481	1971 IAM	4.5–11.25
	190	253	1937 SAT	3.5

Total	$3,354,013	$3,125,961

(Continued)

25

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
          Analysis of Annuity Reserves and Deposit Liabilities by Withdrawal Characteristics

	2009		2008
		% of		% of
	Amount	Total	Amount	Total

Subject to discretionary withdrawal

With fair value adjustment	$43,358	1%	$38,152	1%
At book value less current surrender charge of 5% or more	1,215,042	33%	1,178,589	37%
At fair value	1,214,033	33%	954,618	30%

Total with adjustment or at fair value	2,472,433		2,171,359

At book value without adjustment (minimal or no charge or adjustment)	1,072,961	30%	929,930	29%
Not subject to discretionary withdrawal	103,399	3%	106,179	3%

Total (gross)	3,648,793	100%	3,207,468	100%

Reinsurance ceded	38		39

Total (net)*	$3,648,755		$3,207,429

*	Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

	2009	2008

Life & Accident & Health Annual Statement:

Exhibit 5, Annuities Section, Total (net)	$2,215,210	$2,019,493
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	103,399	106,179
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	116,113	127,139

Subtotal	2,434,722	2,252,811

Separate Accounts Annual Statement:

Exhibit 3, Line 0299999, Column 2	1,211,363	952,235
Exhibit 3, Line 0399999, Column 2	2,670	2,383

Subtotal	1,214,033	954,618

Combined Total	$3,648,755	$3,207,429

(Continued)

26

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Policy reserves for losses for accident and health contracts are estimated by the Company’s valuation actuary using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates specified by regulatory authorities for disability income business.
Aggregate reserves for accident and health policies include the present value of amounts not yet due on existing claims and unearned premiums at December 31 as follows:

	Aggregate reserves
	2009	2008

Present value of amounts not yet due on claims (3% interest rate)	$5,451	$5,911
Additional contract reserves	173	222
Unearned premiums and other	135	162

Aggregate accident and health reserves	$5,759	$6,295

The Company discounts the liabilities for certain cancelable disability insurance business. The liabilities included $5,334 and $5,495 of such discounted reserves at December 31, 2009 and 2008, respectively. The aggregate amount of discount at December 31, 2009 and 2008 were $996 and $1,029, respectively.
          Unpaid Benefits
Unpaid benefits consists of case basis reserves and estimates of losses incurred but not reported. Estimates for losses incurred but not reported are based on prior experience modified for current trends.
Accident and health claim reserves and liabilities include the following:

	2009	2008

Aggregate reserves for accident and health	$5,759	$6,295
Unpaid benefits for accident and health	234	273
Less: Additional contract reserves	(173)	(222)
Unearned premiums and other	(135)	(162)

Accident and health claim reserves and liabilities	$5,685	$6,184

(Continued)

27

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The following table sets forth an analysis of accident and health claim reserves and liabilities and provides a reconciliation of beginning and ending reserves for the periods indicated.

	2009	2008	2007

Net balance at January 1	$6,184	$6,465	$7,304

Incurred related to:
Current year	1,759	1,989	2,207
Prior years	(140)	69	(642)

Total incurred	1,619	2,058	1,565

Paid related to:
Current year	508	679	798
Prior years	1,610	1,660	1,606

Total paid	2,118	2,339	2,404

Net balance at December 31	$5,685	$6,184	$6,465

As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred decreased by $140, increased by $69, and decreased by $642 in 2009, 2008, and 2007 respectively. These changes in estimates are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim and loss adjustment expenses.
(4) Related Party Transactions
The Company has common management and shares office facilities with HMEC and other affiliates and is a party to several intercompany service agreements. Under these agreements, the Company paid $102,178, $83,748, and $107,316 for management, administrative, data processing, commissions and agency services, utilization of personnel, and investment advisory services in 2009, 2008 and 2007, respectively. The Company holds a mortgage loan on the home office property from HMSC in the amount of $13,103 and $13,374 as of December 31, 2009 and 2008, respectively.
The Company had net balances receivable from affiliates of $3,277 and net payable to affiliates of $11,447 at December 31, 2009 and 2008, respectively.
ALIC reinsures all of the Company’s life insurance business in the state of Arizona. Effective January 1, 2001, ALIC also assumed a small block of Florida whole life business from the Company (see note 9).
The Company has no common stock investments in any upstream companies or affiliates.
(Continued)

28

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(5) Federal Income Taxes
The Company adopted SSAP 10R effective December 31, 2009. The December 31, 2009 balances and related disclosures are calculated and presented pursuant to SSAP 10R. The December 31, 2008 and prior balances and related disclosures are calculated and presented pursuant to SSAP 10 prior to its modification by SSAP 10R.
The net deferred tax asset at December 31 and the change from the prior year are comprised of the following components:

	Ordinary	Capital	2009	2008	Change

Total gross deferred tax assets	$43,913	$11,190	$55,103	$60,079	$(4,976)
Valuation allowance adjustment	—	—	—	—	—

Adjusted gross deferred tax assets	43,913	11,190	55,103	60,079	(4,976)
Total deferred tax liabilities	24,565	—	24,565	20,326	4,239

Net deferred tax asset	19,348	11,190	30,538	39,753	(9,215)
Deferred tax assets nonadmitted	7,376	11,190	18,566	35,817	(17,251)

Admitted deferred tax asset	$11,972	—	$11,972	$3,936	$8,036

Net change in total DTAs nonadmitted	$(17,251)

The Company has elected to admit deferred tax assets pursuant to paragraph 10.e. of SSAP 10R for the year ended December 31, 2009. The year ended December 31, 2009 election differs from the December 31, 2008 year end reporting period.
(Continued)

29

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The amount of adjusted gross deferred tax assets admitted under each component of SSAP 10R was as follows:

	Ordinary	Capital	2009	2008	Change

Admitted under paragraph 10.a	$4,091	$—	$4,091	$3,937	$154
Admitted under paragraph 10.b	—	—	—	—	—
Admitted under paragraph 10.c.	24,565	—	24,565	20,325	4,240

Total admitted from the application of paragraph 10.a - 10.c.	28,656	—	28,656	24,262	4,394

Admitted under paragraph 10.e.i	7,881	—	7,881	—	7,881
Admitted under paragraph 10.e.ii	—	—	—	—	—
Admitted under paragraph 10.e.iii	—	—	—	—	—

Total admitted from the application of paragraph 10.e	7,881	—	7,881	—	7,881

Total admitted adjusted gross deferred tax assets	$36,537	$—	$36,537	$24,262	$12,275

The Company’s risk-based capital level used for purposes of paragraph 10.d.

Total adjusted capital	$304,190
Authorized control level	28,692
The increased amount by tax character, and the change in such, of admitting adjusted gross DTAs as the result of the application of paragraph 10e:

	Ordinary	Capital	2009	2008	Change

Increased amount of admitted DTA	$7,881	$—	$7,881	$—	$7,881

The amount of admitted DTAs, admitted assets, statutory surplus and total adjusted capital in the risk based capital calculation and the increased amount of DTAs, admitted assets and surplus as the result of the application of paragraph 10e:

	After	After
	Application	Application
	of 10 a,b,c	of 10e

Admitted DTAs	$4,091	$11,972
Admitted Assets	5,079,166	5,087,047
Statutory Surplus	299,669	307,550

Total Adjusted Capital	$304,190	$312,071

(Continued)

30

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The change in deferred income taxes reported in surplus before consideration of nonadmitted assets is comprised of the following components:

	Ordinary	Capital	2009	2008	Change

Net deferred tax asset	$19,348	$11,190	$30,538	$39,753	$(9,215)
Tax-effect of unrealized gains and losses	—	471	471	150	321

Net tax effect without unrealized gains and losses	$19,348	$10,719	$30,067	$39,603	$(9,536)

Change in deferred income tax					$(9,536)

At December 31, 2009, the Company had no policyholder surplus account under the provisions of the Internal Revenue Code or any investments in foreign subsidiaries. At December 31, 2009, the Company had no temporary differences for which deferred tax liabilities were not recognized.
Current income taxes incurred consist of the following major components:

	2009	2008	2007

Current year tax expense	$12,653	$6,630	$11,361
(exclusive of items 2 and 3 below)
Resolution of contingent tax liabilities	—	(2,697)	(785)
Prior year adjustments	92	(2,232)	—

Federal income tax expense from operations	12,745	1,701	10,576
Current year tax expense (benefit) — capital gains	4,106	(2,211)	413

Total income taxes incurred	$16,851	$(510)	$10,989

(Continued)

31

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Deferred income tax assets and liabilities consist of the following major components:

	2009	2008

Deferred tax assets:
Deferred acquisition costs	$10,001	$10,148
Benefit reserves	27,888	28,885
Investments	1,749	431
Operating expense accruals	6,024	4,799
Impairments	8,970	15,666
Unrealized loss	471	150

Total gross deferred tax assets	55,103	60,079
Valuation allowance adjustment	—	—

Total adjusted gross deferred tax assets	55,103	60,079
Nonadmitted deferred tax assets	18,566	35,817

Admitted deferred tax assets	36,537	24,262

Deferred tax liabilities:
Deferred & uncollected premium	16,441	16,427
Bonds	6,620	2,313
Policy benefits	1,010	1,302
Depreciable assets	487	—
Other	7	284

Total deferred tax liabilities	24,565	20,326

Net admitted deferred tax asset	$11,972	$3,936

(Continued)

32

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The Company’s income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income (loss) before income taxes as follows:

	2009	2008	2007

Current income tax (benefit) expense incurred	$16,851	$(510)	$10,989
Change in deferred income tax (without tax on unrealized gains and losses)	9,536	(5,851)	1,225

Total income tax (benefit) expense reported	26,387	(6,361)	12,214

Income (loss) before taxes	79,635	(13,964)	38,458

Expected income tax expense (benefit) at 35% statutory rate	27,872	(4,887)	13,460

Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	(804)	(1,179)	(981)
Nondeductible expense for meals, penalties and lobbying	169	112	118
Tax adjustment for IMR	(910)	(546)	(729)
Deferred tax benefit on non-admitted assets	10	12	134
Prior year surplus reserve adjustment	—	222	—
Resolution of contingent tax liabilities	—	(2,697)	—
Provision to return	(14)	(208)	(47)
Reserve basis change	—	3,101	—
Other	64	(291)	259

Total income tax (benefit) expense	$26,387	$(6,361)	$12,214

As of December 31, 2009, the Company had no unused net operating loss or capital loss carryforwards to offset future taxable capital gains.
The amount of federal income taxes incurred that are available for recoupment in the event of future net losses are $12,261, $6,240 and $8,543 for 2009, 2008, and 2007 respectively.
As of December 31, 2009, the Company had no deposits reported as admitted assets under Section 6603 of the Internal Revenue Code.
At December 31, 2009, the Company had federal income tax returns for the 2006 through 2009 tax years still open and subject to examination by all major tax authorities. In 2008, the Internal Revenue Service (IRS) completed its examination of tax years 2002, 2004, 2005 and 2006. As a result, the Company recorded a reduction in its liability for uncertain tax positions including interest of $2,993.
The Company records liabilities for potential tax contingencies where it is not probable that the position will be sustainable upon audit by taxing authorities. These liabilities are reevaluated routinely and are adjusted appropriately based upon change in facts or law. The company has no unrecorded tax contingencies.
(Continued)

33

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
A reconciliation of the beginning and ending amount of tax contingencies is as follows:

	2009	2008

Balance as of the beginning of the year	$897	$3,089
Additions based on tax contingencies related to the current year	362	505
Settlements	—	(2,697)
Reductions for tax positions for prior years	(48)	—

Balance as of the end of the year	$1,211	$897

All of the liability for tax contingencies would affect income tax incurred if not realized. There are no contingencies for which it is reasonably possible the total tax contingency will significantly increase or decrease within the next 12 months.
The Company classifies all interest and penalties as income tax expense. The 2009 expense for interest and penalties was $82 ($53 net of tax benefit); for 2008, this amount was $12 ($8 net of tax); for 2007, this amount was $396 ($258 net of tax). The Company has recorded $242 and $160 in gross liabilities for tax related interest and penalties on its Statutory Statement of Admitted Assets, Liabilities and Capital and Surplus at December 31, 2009 and 2008, respectively.
(6) Restrictions of Surplus
The amount of dividends which can be paid by Illinois insurance companies without prior approval of the State Insurance Commissioner is subject to restrictions relating to profitability and statutory surplus. Dividends which may be paid to the Parent Company during 2010 without prior approval are approximately $39,000. Ordinary dividends of $6,000, $24,000 and $0 were paid in 2009, 2008 and 2007, respectively.
(7) Fair Value of Financial Instruments
The Company’s financial assets and financial liabilities carried at fair value have been classified, for disclosure purposes, in accordance with SSAP 100, Fair Value Measurements. SSAP 100 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. The Company categorizes its financial and non-financial assets and liabilities into a three-level hierarchy based on the priority of the inputs to the valuation technique. The three levels of inputs that may be used to measure fair value are:
(Continued)

34

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities (both common stocks and preferred stocks) that are traded in an active exchange market, as well as U.S. Treasury securities.

Level 2	Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments. This category generally includes certain U.S. Government and agency mortgage-backed debt securities, non-agency structured securities, corporate debt securities, preferred stocks, and separate account assets.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. This category generally includes certain private debt and equity investments.
When the inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement in its entirety. As a result, a Level 3 fair value measurement may include inputs that are observable (Level 1 or Level 2) and unobservable (Level 3). Net transfers into or out of Level 3 are reported as having occurred at the end of the reporting period in which the transfers were determined.
The following discussion describes the valuation methodologies used for financial assets and financial liabilities measured at fair value. For fixed maturities, equity securities, and short-term and other investments, fair value equals quoted market value, if available. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities, adjusted for differences between the quoted securities and the securities being valued. The fair value of mortgage loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. The fair value of contract loans is based on estimates using discounted cash flow analysis and current interest rates being offered for new loans.
The fair values of annuity contract liabilities and policyholder account balances on interest-sensitive life contracts are equal to the discounted estimated future cash flows (using the Company’s current interest rates earned on its investments) including an adjustment for risk that the timing or amount of cash flows will vary from management’s estimate.
Policyholder funds on deposit are supplementary contract reserves and dividend accumulations which represent deposits that do not have defined maturities. The carrying value of these funds is used as a reasonable estimate of fair value.
(Continued)

35

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The following table presents the Company’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2009 and other assets and liabilities not carried at fair value but for which the disclosure is meaningful. In addition, the table includes the carrying amounts and fair values of financial instruments at December 31, 2008.

			Fair Value Measurements at
	Carrying	Fair	Reporting Date Using (1)
December 31, 2009	Amount	Value	Level 1	Level 2	Level 3
Financial Assets
Investments
Fixed maturities (3)
U.S. government and federally sponsored agency obligations:
Mortgage-backed securities	$420,555	$438,307	$—	$438,307	$—
Other	347,262	333,119	4,094	329,025	—
Municipal bonds	335,846	341,205	—	341,205	—
Foreign government bonds	37,717	39,614	—	39,614	—
Corporate bonds	1,568,489	1,640,642	—	1,638,203	2,439
Other mortgage-backed securities	560,615	498,557	—	491,036	7,521
Preferred Stocks Redeemable	58,277	54,724	41,298	13,426	—

Totals	3,328,761	3,346,168	45,392	3,290,816	9,960
Equity securities (4)	46,758	43,731	28,526	15,205	—
Short-term and other investments (2)(5)	373,862	375,248	375,248	—	—

Total investments	$3,749,381	$3,765,147	$449,166	$3,306,021	$9,960

Separate Account (variable annuity) assets	1,226,430	1,226,430	—	1,226,430	—

Financial Liabilities
Policyholder account balances on interest-sensitive life contracts	79,688	71,766
Annuity contract liabilities	2,367,170	2,084,267
Other policyholder funds	116,834	116,834

Separate Account Liability	1,226,430	1,226,430
(Continued)

36

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2008
Financial Assets
Investments
Fixed maturities (3)	$3,134,911	$2,868,159	$33,196	$2,804,933	$30,030
Equity securities (4)	67,841	50,957	37,899	13,059	—
Short-term and other investments (2)(5)	260,139	263,922	136,766	748	—

Total investments	$3,462,891	$3,183,038	$207,861	$2,818,740	$30,030

Separate Account (variable annuity) assets	965,217	965,217	—	965,217	—

Financial Liabilities
Policyholder account balances on interest-sensitive life contracts	80,250	70,580
Annuity contract liabilities	2,125,672	1,877,400
Other policyholder funds	127,854	127,854

Separate Account Liability	965,217	965,217

(1)	This information is not required for financial and nonfinancial assets and liabilities not recognized at fair value in the statutory statements of Admitted Assets, Liabilities and Capital and Surplus.

(2)	Fair value of “Short-term and other investments” includes investments for which inputs to fair value measurements are not required. Inputs to fair value measurements are provided only for those investments carried at fair value.

(3)	Fixed maturities include bonds, preferred stocks with sinking funds, and surplus debentures (other assets).

(4)	Equities include preferred stocks without sinking funds and common stocks.

(5)	Short-term and other investments include mortgage loans, contract loans, and short-term investments.
The following table presents a reconciliation for all Level 3 assets measured at fair value on a recurring.

	Level 3 Assets
	Fixed	Equity
	Maturities	Securities	Total
Financial Assets
Beginning balance, January 1, 2009	$30,030	$—	$30,030
Net realized gains (losses)	(4,624)	—	(4,624)
Net unrealized gains (losses)	(2,730)	—	(2,730)
Paydowns and maturities	(2,604)	—	(2,604)
Purchases, sales, issuances and settlements	(7,436)	—	(7,436)
Transfers in (out) of Level 3 (1)	(2,676)	—	(2,676)

Ending balance, December 31, 2009	$9,960	$—	$9,960

(Continued)

37

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	Level 3 Assets
	Fixed	Equity
	Maturities	Securities	Total
Financial Assets
Beginning balance, January 1, 2008	$657	$—	$657
Net unrealized gains (losses)	2	—	2
Paydowns and maturities	(596)	—	(596)
Purchases, sales, issuances and settlements	—	—	—
Transfers in (out) of Level 3 (1)	29,967	—	29,967

Ending balance, December 31, 2008	$30,030	$—	$30,030

(1)	Transfers into and out of Level 3 during the periods ended December 31, 2009 and 2008 were attributable to a change in the availability of observable market information for individual fixed maturity securities.
(8)	Differences Between U.S. Generally Accepted Accounting Principles and Statutory Accounting Practices
Statutory accounting practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The most significant differences between statutory accounting practices and GAAP are highlighted by the following descriptions of the GAAP treatment:
(a)	Aggregate reserves for future life benefits are computed on the net level premium method using estimates of future investment yield, mortality, and withdrawal.

(b)	Aggregate reserve for annuity contracts are carried at accumulated policyholder values without reduction for potential surrender or withdrawal charges.

(c)	Annuity considerations and other fund deposits are reflected as deposits rather than revenue.

(d)	Acquisition costs are deferred and amortized in proportion to anticipated premiums over the terms of the insurance policies for individual life contracts and amortized over 20 years in proportion to estimated gross profits for interest-sensitive life and investment (annuity) contracts.

(e)	Non-admitted assets are restored to the balance sheet less applicable allowance accounts.

(f)	Asset valuation and interest maintenance reserves are not provided.

(g)	The assets and liabilities are revalued as of the date of acquisition of HMEC and its subsidiaries in August, 1989.

(h)	Realized investment gains (losses) resulting from changes in interest rates are recognized in operations when the related security is sold.

(i)	Reinsurance ceded credits are recognized as assets in GAAP basis financial statements.
(Continued)

38

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(j)	Fixed maturity investments (bonds) categorized as available for sale. Such investments are carried at fair value with changes in fair value charged or credited to shareholder’s equity, net of deferred income taxes and the amortization of capitalized acquisition costs.

(k)	The statement of cash flows is presented in a format as prescribed by ASC 230.

(l)	A statement of comprehensive income (loss) is required.

(m)	Changes in the balances of DTAs and DTLs result in increases or decreases of operations under GAAP.

(n)	Deferred premium assets are not provided.

(o)	Tax liabilities are recorded only if it is more likely than not the position will not be sustainable upon audit by taxing authorities.

(p)	Policy and contract fees are recognized through the statements of operations when due. Under GAAP, these amounts are reported as unearned revenue and are recognized in income over the period in which the services are provided.
The aggregate effect of the foregoing differences has not been determined separately for the Company.
(9)	Reinsurance
The Company cedes reinsurance primarily to limit losses from large exposures and to permit recovery of a portion of direct losses; however, such a transfer does not relieve the Company of its primary obligation to the policyholders.
Information with respect to reinsurance ceded and assumed by the Company is set forth below.

	2009	2008	2007

Direct life insurance premiums	$100,374	$101,789	$101,435
Life insurance premiums ceded:
To ALIC	1,469	1,531	1,518
Other	3,699	3,222	3,160

Net life insurance premiums as reported	95,206	97,036	96,757

Life insurance reserves ceded:
To ALIC	14,110	13,362	12,751
To other companies	4,828	4,196	4,591
Accident and health premiums ceded:
To other companies	1,771	1,856	2,043
Amounts recoverable from reinsurers on paid losses	493	238	440
(Continued)

39

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The maximum amount of direct individual ordinary insurance retained on any standard life is $200 and a maximum of $100 or $125 is retained on each group life policy depending on the type of coverage. Amounts in excess of the retained portion are ceded on a yearly renewable term basis of reinsurance. The Company also maintains a life catastrophe reinsurance program. Through December 31, 2009, the Company reinsured 100% of the catastrophe risk in excess of $1,000 up to $15,000 per occurrence, with one reinstatement. Effective January 1, 2010, the Company reinsures 100% of the catastrophe risk in excess of $1,000 up to $25,000 per occurrence, with one reinstatement. The Company’s catastrophe risk reinsurance program covers acts of terrorism and includes nuclear, biological and chemical explosions but excludes other acts of war. The Company has a quota share reinsurance agreement with Hartford Life and Accident Insurance Company and cedes 50% of the Company’s group disability income policies.
The Company has taken $3,710 of reinsurance credits for reinsurance contracts that the reinsurer may unilaterally cancel. No aggregate reduction in surplus would be anticipated upon the cancellation of the contracts. The Company has no reinsurance agreements in effect such that the amount of losses paid through the statement date would result in a payment to the reinsurer that in the aggregate exceeds the total direct premium collected under the reinsured policies. No new reinsurance agreements have been executed or amended since January 1 of the year of this statement, to include policies or contracts which were in-force or which had existing reserves established by the Company as of the effective date of the agreement. The Company has no uncollectible reinsurance and there were no commutations of ceded reinsurance during the year.
(10) Pension Plans and Other Postretirement Benefits
The Company is a member of the Horace Mann group of insurance companies. All the Company’s personnel are employees of HMSC. Salaries, pension and related benefits are allocated to the Company for these services.
Pension Plans
HMSC has the following retirement plans: a defined contribution plan; a 401(k) plan; a defined benefit plan for employees hired on or before December 31, 1998; and certain employees participate in a supplemental defined benefit plan or a supplemental defined contribution plan or both.
After completing the first year of employment, all employees of HMSC participate in the defined contribution plan. Under the defined contribution plan, HMSC makes contributions to each participant’s account based on eligible compensation and years of service. Effective January 1, 2007, participants are 100% vested in this plan after 3 years of service.
All employees of HMSC participate in a 401(k) plan. HMSC contributes 3% of eligible compensation to each employee’s account, which is 100% vested at the time of the contribution. In addition, employees may voluntarily contribute up to 20% of their eligible compensation into their account.
(Continued)

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HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Effective April 1, 2002, participants stopped accruing benefits under the defined benefit and supplemental defined benefit plans but continue to retain the benefits they had accrued to date. Amounts earned under the defined benefit and supplemental defined benefit plans have been based on years of service and the highest 36 consecutive months of earnings while under the plan (through March 31, 2002). Participants were 100% vested in these defined benefit plans effective April 1, 2007.
HMSC’s policy with respect to funding the defined benefit plan is to contribute to the plan trust amounts which are actuarially determined to provide the plan with sufficient assets to meet future benefit payments consistent with the funding requirements of federal laws and regulations. For the defined contribution, 401(k) and defined benefit plans, investments have been set aside in separate trust funds; whereas the supplemental retirement plans are unfunded non-qualified plans.
Employees whose compensation exceeds the limits covered under the qualified plans participate in an unfunded, non-qualified defined contribution plan. HMSC accrues an amount for each participant based on their compensation, years of service and account balance. Participants are 100% vested in this plan after 3 years of service.
The Company has no obligations to current or former employees for benefits after their employment but before their retirement.
Total pension expense allocated to the Company was $4,215, $4,777, and $4,811 for 2009, 2008 and 2007, respectively.
Postemployment Benefits
In addition to providing pension benefits, HMSC also provides certain health care and life insurance benefits to eligible employees. Only employees who were at least age 55 with a minimum of 20 years of service by December 31, 2008 were eligible to continue in this program. Postretirement benefits other than pensions of active and retired employees were accrued as expense over the employees’ service years. The allocated cost of these benefits totaled $(416), $(1,044), and $(1,773) for the years ended December 31, 2009, 2008 and 2007, respectively.
Effective January 1, 2007 HMSC eliminated the previous health care benefits for individuals 65 years of age and over and established a Health Reimbursement Account (HRA) for each eligible participant. Health care benefits for eligible retirees under 65 years of age will continue to be provided as a bridge to Medicare eligibility. Eligible participants will receive a one-time credit of $10 to their HRA account to use for covered expenses incurred on or after age 65. As of December 31, 2006, HRA accounts were established for eligible participants and totaled $7,310. As of December 31, 2009, the balance of the HRA accounts was $3,907. Also, the new plan does not provide life insurance benefits to individuals who retired after December 31, 1993.
(11)	Variable Annuities Assets and Liabilities Held in Separate Accounts

Assets held in trust for purchasers of variable annuity contracts and the related liabilities are included in the statutory statements of admitted assets, liabilities and capital and surplus. Variable annuity assets, carried at fair value, and liabilities represent tax-qualified variable annuity funds invested in various mutual funds.
(Continued)

41

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The investment income, gains and losses of these accounts accrue directly to the policyholders and are not included in the operations of the Company.
Information regarding the separate accounts of the Company is as follows:

	Nonguaranteed
	Separate
	Accounts	Total
Premiums, considerations or deposits for year ended 12/31/09	$112,452	$112,452

Reserves at 12/31/09 for accounts with assets at:
Fair value	1,214,033	1,214,033
Total reserves	1,214,033	1,214,033

By withdrawal characteristics:
At fair value	1,211,363	1,211,363
Not subject to discretionary withdrawal	2,670	2,670
Total	1,214,033	1,214,033

Reconciliation of transfers to (from) separate account is as follows:

	2009	2008

Transfers to separate account	$112,452	$135,194
Transfers from separate account	(106,125)	(148,406)

Net transfers to (from) separate account	$6,327	$(13,212)

(12)	Lawsuits and Legal Proceedings
There are various lawsuits and legal proceedings against the Company. Management and legal counsel are of the opinion that the ultimate disposition of such litigation will have no material adverse effect on the Company’s financial position or results of operation.
The Company is subject to guaranty fund and other assessments by the states in which it writes business. Guaranty fund assessments are accrued at the time of insolvencies. Other assessments are accrued either at the time of assessment or in the case of loss based assessments, at the time the losses are incurred.
Extra Contractual Obligations
The Company paid claims-related extra contractual obligations and bad faith losses of $202, $201, and $275 during 2009, 2008, and 2007 respectively. The number of claims paid to settle claims-related extra contractual obligations or bad faith losses resulting from lawsuits was between 51-100 in 2009, 2008, and 2007 respectively.
(Continued)

42

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(13)	Risk-Based Capital
The insurance departments of various states, including the Company’s domiciliary state of Illinois impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.
The RBC guidelines define specific capital levels where regulatory intervention is required based on the ratio of a company’s actual total adjusted capital (sum of capital and surplus and AVR) to control levels determined by the RBC formula. At December 31, 2009, the Company’s actual total adjusted capital was $312,070 and the authorized control level risk-based capital was $28,889.
(14)	Risk Disclosures
The Company’s business involves various risks and uncertainties which are based on general business and insurance industry environments. The following are some of the risk factors that could affect the Company:
Investment Risks
The Company’s fixed income portfolio is subject to a number of risks including:
•	market value risk, which is the risk that invested assets will decrease in value due to a change in the yields realized on assets and prevailing market yields for similar assets, an unfavorable change in the liquidity of the investment or an unfavorable change in the financial prospects or a downgrade in the credit rating of the issuer of the investment;

•	credit risk, which is the risk that the value of certain investments becomes impaired due to deterioration in financial condition of one or more issuers of those instruments or the deterioration in performance or credit quality of the underlying collateral of certain structured securities and, ultimately, the risk of permanent loss in the event of default by an issuer or underlying credit;

•	market fundamentals risk, which is the risk that there are changes in the market that can have an unfavorable impact on securities valuation such as availability of credit in the capital markets, re-pricing of credit risk, reduced market liquidity, and increased market volatility;

•	reinvestment risk, which is the risk that interest rates will decline and funds reinvested will earn less than expected;

•	concentration risk, which is the risk that the portfolio may be too heavily concentrated in the securities of one or more issuers, sectors or industries, which could result in a significant decrease in the value of the portfolio in the event of deterioration in the financial condition of those issuers or the market value of their securities;

•	liquidity risk, which is the risk that liabilities are surrendered or mature sooner than anticipated requiring the Company to sell assets at an undesirable time to provide for policyholder surrenders, withdrawals or claims; and

•	regulatory risk, which is the risk that regulatory bodies or governments, in the U.S. or in other countries, may make substantial investments or take significant ownership positions in, or ultimately nationalize, financial institutions or other issuers of securities held in the Company’s investment portfolio, which could adversely impact the seniority or contractual terms of the securities.
(Continued)

43

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Interest Rate Risk
Significant changes in interest rates expose the Company to the risk of not earning income or experiencing losses based on the differences between the interest rates earned on investments and the credited interest rates paid on outstanding fixed annuity and interest-sensitive life contracts. Significant changes in interest rates may affect:
•	the unrealized gains and losses in the investment portfolio

•	the book yield of the investment portfolio; and

•	the ability of the Company to maintain appropriate interest rate spreads over the fixed rates guaranteed in their life and annuity products.
Credit Risk
Third parties that owe money, securities or other assets to the Company may not pay or perform their obligations. These parties may include the issuers of securities, customers, reinsurers, and other financial intermediaries
Ratings Risk
Claims-paying ratings and financial strength ratings have become an increasingly important factor in establishing the competitive position of insurance companies. Each rating agency reviews its ratings periodically and from time to time may modify its rating criteria including, among other factors, its expectations regarding capital adequacy, profitability and revenue growth. A downgrade in the ratings or adverse change in the ratings outlook of the Company could result in a substantial loss of business.
Legal/Regulatory Risk
The Company is subject to extensive regulation and supervision designed to protect the interests of policyholders. The ability to comply with laws and regulations, at a reasonable cost, and to obtain necessary regulatory action in a timely manner, is and will continue to be critical. Legal/regulatory risk also includes risks related to market conduct and appropriate product sales to policyholders.

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HORACE MANN LIFE INSURANCE COMPANY
SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES — SCHEDULE I
DECEMBER 31, 2009
(AMOUNTS IN THOUSANDS)

			Amount
			shown in
		NAIC	Balance
Type of investments	Cost(1)	Fair Value	Sheet
Debt securities:
Bonds:
U.S. Government and government agencies and authorities	$767,817	$771,427	$767,817
State, municipalities and political subdivisions	335,846	341,204	335,846
Foreign government bonds	37,717	39,614	37,717
Public utilities	275,243	291,365	275,243
Other corporate bonds	1,827,475	1,824,888	1,827,475

Total debt securities	$3,244,098	$3,268,498	$3,244,098

Equity securities:

Preferred stocks:
Industrial and miscellaneous	100,663	—	100,663
Common stocks	4,372	—	4,372

Total equity securities	$105,035	$—	$105,035

Mortgage loans on real estate	15,572	XXX	15,572
Real estate	—	XXX	—
Contract loans	113,503	XXX	113,503
Short-term investments	244,787	XXX	244,787
Receivable for securities	—	XXX	—
Other investments	26,386	XXX	26,386

Total investments	$3,749,381	XXX	$3,749,381

(1)	Debt securities are carried at amortized cost or investment values prescribed by the National Association of Insurance Commissioners.

(2)	Real estate acquired in satisfaction of indebtedness is $0.

(3)	Differences between cost and amounts shown in the balance sheet for investments, other than equity securities, represent non-admitted investments.
See accompanying report of independent auditors’ report.

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HORACE MANN LIFE INSURANCE COMPANY
SUPPLEMENTARY INSURANCE INFORMATION — SCHEDULE III
For the years ended December 31, 2009, 2008 and 2007
(Amounts in thousands)

	As of December 31,				For the years ended December 31,
		Future policy			Premium revenue			Amortization
	Deferred	benefits		Other policy	and annuity,		Benefits,	of deferred
	policy	losses, claims		claims and	pension and	Net	claims, losses	policy	Other
	acquisition	and loss	Unearned	benefits	other contract	investment	and settlement	acquisition	operating	Premiums
Segment	cost(1)	expenses(3)	premiums(3)	payable	considerations	income	expenses	costs(1)	expenses	written(2)
2009:
Life		$1,040,480		$3,208	$95,206	$62,538	$102,840		$37,644
Annuity		2,221,416		—	349,804	135,393	429,230		46,700
Supplementary Contracts		103,579		113,588	4,397	14,290	14,362		2,267
Accident and Health		5,992		38	3,677	574	1,543		2,265

Total		$3,371,467		$116,834	$453,084	$212,795	$547,975		$88,876

2008:
Life		$1,007,395		$3,272	$97,036	$57,947	$102,026		$37,322
Annuity		2,025,288		—	311,747	121,028	398,377		43,700
Supplementary Contracts		106,399		124,529	6,753	15,131	17,685		2,208
Accident and Health		6,568		53	3,911	593	1,994		2,702

Total		$3,145,650		$127,854	$419,447	$194,699	$520,082		$85,932

2007:
Life		$970,767		$3,368	$96,757	$55,284	$96,388		$39,038
Annuity		1,871,643		—	337,148	111,181	411,731		45,352
Supplementary Contracts		114,444		133,863	9,044	17,696	21,215		2,425
Accident and Health		6,912		32	4,105	888	1,492		2,661

Total		$2,963,766		$137,263	$447,054	$185,049	$530,826		$89,476

(1)	Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.

(2)	Does not apply to life insurance.

(3)	Unearned premiums and other deposit funds are included in future policy benefits, losses, claims and loss expenses.
See accompanying report of independent auditors’ report.

46

HORACE MANN LIFE INSURANCE COMPANY
REINSURANCE — SCHEDULE IV
For the years ended December 31, 2009, 2008 and 2007
(Amounts in thousands)

					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	To net
2009: Life insurance in force	$13,761,252	$2,554,621	$—	$11,206,631	0.0%

Premiums and annuity, pension and other contract considerations:
Life insurance	$100,374	$5,168	$—	$95,206	0.0%
Annuity	349,804	—	—	349,804	0.0%
Supplementary contracts	4,397	—	—	4,397
Accident and health	5,448	1,771	—	3,677	0.0%

Total premiums	$460,023	$6,939	$—	$453,084	0.0%

2008: Life insurance in force	$13,671,845	$2,181,008	$—	$11,490,837	0.0%

Premiums and annuity, pension and other contract considerations:
Life insurance	$101,789	$4,753	$—	$97,036	0.0%
Annuity	311,747	—	—	311,747	0.0%
Supplementary contracts	6,753	—	—	6,753
Accident and health	5,767	1,856	—	3,911	0.0%

Total premiums	$426,056	$6,609	$—	$419,447	0.0%

2007: Life insurance in force	$13,576,538	$1,957,797	$—	$11,618,741	0.0%

Premiums and annuity, pension and other contract considerations:
Life insurance	$101,435	$4,678	$—	$96,757	0.0%
Annuity	337,148	—	—	337,148	0.0%
Supplementary contracts	9,044	—	—	9,044
Accident and health	6,148	2,043	—	4,105	0.0%

Total premiums	$453,775	$6,721	$—	$447,054	0.0%

See accompanying report of independent auditors’ report.

47